UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Biotechnology Discovery Fund
Class A [FBDIX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$65	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	402-STSR-1225

Franklin Biotechnology Discovery Fund
Class C [FBTDX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$111	1.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	242-STSR-1225

Franklin Biotechnology Discovery Fund
Class R6 [FRBRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$42	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	342-STSR-1225

Franklin Biotechnology Discovery Fund
Advisor Class [FTDZX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$50	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$954,140,558
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	19.62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Biotechnology Discovery Fund	PAGE 1	42-STSR-1225

Franklin Core Plus Bond Fund
Class A [FRSTX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	194-STSR-1225

Franklin Core Plus Bond Fund
Class C [FSGCX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$58	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	294-STSR-1225

Franklin Core Plus Bond Fund
Class R [FKSRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$50	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	894-STSR-1225

Franklin Core Plus Bond Fund
Class R6 [FGKNX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	314-STSR-1225

Franklin Core Plus Bond Fund
Advisor Class [FKSAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Core Plus Bond Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,558,163,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	809
Portfolio Turnover Rate	145.54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Core Plus Bond Fund	PAGE 1	694-STSR-1225

Franklin Growth Opportunities Fund
Class A [FGRAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$49	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	462-STSR-1225

Franklin Growth Opportunities Fund
Class C [FKACX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	562-STSR-1225

Franklin Growth Opportunities Fund
Class R [FKARX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	862-STSR-1225

Franklin Growth Opportunities Fund
Class R6 [FOPPX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$32	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	352-STSR-1225

Franklin Growth Opportunities Fund
Advisor Class [FRAAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$36	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$4,772,239,167
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	19.48%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Opportunities Fund	PAGE 1	662-STSR-1225

Franklin Natural Resources Fund
Class A [FRNRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	403-STSR-1225

Franklin Natural Resources Fund
Class C [FNCRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$98	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	503-STSR-1225

Franklin Natural Resources Fund
Class R6 [FNCSX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$35	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	803-STSR-1225

Franklin Natural Resources Fund
Advisor Class [FNRAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$43	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$356,526,785
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	9.25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Natural Resources Fund	PAGE 1	613-STSR-1225

Franklin Small Cap Growth Fund
Class A [FSGRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$58	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	465-STSR-1225

Franklin Small Cap Growth Fund
Class C [FCSGX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$99	1.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	565-STSR-1225

Franklin Small Cap Growth Fund
Class R [FSSRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.32%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	865-STSR-1225

Franklin Small Cap Growth Fund
Class R6 [FSMLX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	335-STSR-1225

Franklin Small Cap Growth Fund
Advisor Class [FSSAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$45	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$2,448,654,122
Total Number of Portfolio Holdings	127
Portfolio Turnover Rate	17.47%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Growth Fund	PAGE 1	665-STSR-1225

Franklin Small-Mid Cap Growth Fund
Class A [FRSGX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	198-STSR-1225

Franklin Small-Mid Cap Growth Fund
Class C [FRSIX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$87	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	298-STSR-1225

Franklin Small-Mid Cap Growth Fund
Class R [FSMRX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	898-STSR-1225

Franklin Small-Mid Cap Growth Fund
Class R6 [FMGGX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$27	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	318-STSR-1225

Franklin Small-Mid Cap Growth Fund
Advisor Class [FSGAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,811,679,174
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	21.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth Fund	PAGE 1	698-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | October 31, 2025
Franklin Biotechnology Discovery Fund
Franklin Core Plus Bond Fund (formerly, Franklin Strategic Income Fund)
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 117
Notes to Financial Statements 127
Changes In and Disagreements with Accountants 166
Results of Meeting(s) of Shareholders 166
Remuneration Paid to Directors, Officers and Others 166
Board Approval of Management and Subadvisory Agreements 166

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $116.24 $132.38 $112.50 $101.90 $163.50 $150.48
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.28) (0.44) (0.48) (0.47) (0.75) (0.99)
Net realized and unrealized gains (losses) 52.16 (3.94) 20.36 11.21 (43.17) 38.85
Total from investment operations ........ 51.88 (4.38) 19.88 10.74 (43.92) 37.86
Less distributions from:
Net investment income .............. — — — (0.14) (1.01) —
Net realized gains ................. — (11.76) — — (16.67) (24.84)
Total distributions ................... — (11.76) — (0.14) (17.68) (24.84)
Net asset value, end of period .......... $168.12 $116.24 $132.38 $112.50 $101.90 $163.50
Total return
c
....................... 44.63% (3.64)% 17.67% 10.58% (28.56)% 24.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.02% 1.05% 1.06% 1.04% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 1.05% 1.01% 1.04%
e
1.06%
f
1.04%
e,f
0.97%
e
Net investment (loss) ................ (0.44)% (0.33)% (0.41)% (0.45)% (0.54)% (0.58)%
Supplemental data
Net assets, end of period (000’s) ........ $789,673 $588,965 $705,301 $686,534 $705,915 $1,160,451
Portfolio turnover rate ................ 19.62% 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $104.63 $121.21 $103.78 $94.59 $152.95 $143.00
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.69) (1.31) (1.26) (1.16) (1.51) (2.16)
Net realized and unrealized gains (losses) 46.83 (3.51) 18.69 10.35 (40.18) 36.95
Total from investment operations ........ 46.14 (4.82) 17.43 9.19 (41.69) 34.79
Less distributions from:
Net realized gains ................. — (11.76) — — (16.67) (24.84)
Net asset value, end of period .......... $150.77 $104.63 $121.21 $103.78 $94.59 $152.95
Total return
c
....................... 44.10% (4.36)% 16.80% 9.75% (29.00)% 23.33%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.82% 1.77% 1.80% 1.81% 1.66% 1.73%
Expenses net of waiver and payments by
affiliates .......................... 1.81% 1.76% 1.79%
e
1.81%
f
1.66%
e,f
1.72%
e
Net investment (loss) ................ (1.19)% (1.07)% (1.16)% (1.20)% (1.16)% (1.32)%
Supplemental data
Net assets, end of period (000’s) ........ $21,898 $17,197 $27,332 $29,573 $33,905 $64,801
Portfolio turnover rate ................ 19.62% 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $124.93 $140.93 $119.33 $108.06 $172.21 $156.99
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) 0.04 (0.06) (0.08) (0.23) (0.45)
Net realized and unrealized gains (losses) 56.15 (4.28) 21.66 11.94 (45.64) 40.51
Total from investment operations ........ 56.11 (4.24) 21.60 11.86 (45.87) 40.06
Less distributions from:
Net investment income .............. — — — (0.59) (1.61) —
Net realized gains ................. — (11.76) — — (16.67) (24.84)
Total distributions ................... — (11.76) — (0.59) (18.28) (24.84)
Net asset value, end of period .......... $181.04 $124.93 $140.93 $119.33 $108.06 $172.21
Total return
c
....................... 44.91% (3.31)% 18.10% 11.03% (28.29)% 24.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.76% 0.76% 0.80% 0.74% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.68% 0.66% 0.68%
e
0.65% 0.66%
e
0.64%
e
Net investment income (loss) .......... (0.06)% 0.03% (0.05)% (0.08)% (0.16)% (0.25)%
Supplemental data
Net assets, end of period (000’s) ........ $13,004 $6,758 $10,333 $11,692 $9,614 $16,721
Portfolio turnover rate ................ 19.62% 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $122.62 $138.67 $117.54 $106.46 $169.95 $155.30
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.13) (0.09) (0.19) (0.22) (0.42) (0.59)
Net realized and unrealized gains (losses) 55.08 (4.20) 21.32 11.72 (44.99) 40.08
Total from investment operations ........ 54.95 (4.29) 21.13 11.50 (45.41) 39.49
Less distributions from:
Net investment income .............. — — — (0.42) (1.41) —
Net realized gains ................. — (11.76) — — (16.67) (24.84)
Total distributions ................... — (11.76) — (0.42) (18.08) (24.84)
Net asset value, end of period .......... $177.57 $122.62 $138.67 $117.54 $106.46 $169.95
Total return
c
....................... 44.82% (3.41)% 17.98% 10.86% (28.39)% 24.56%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.77% 0.80% 0.81% 0.79% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.76% 0.79%
e
0.81%
f
0.79%
e,f
0.72%
e
Net investment (loss) ................ (0.19)% (0.07)% (0.15)% (0.20)% (0.29)% (0.33)%
Supplemental data
Net assets, end of period (000’s) ........ $129,566 $94,497 $131,350 $110,607 $110,726 $206,375
Portfolio turnover rate ................ 19.62% 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Biotechnology 77.7%
a
Abivax SA , ADR .................................... France 173,710 $ 17,791,378
a,b
Achieve Life Sciences, Inc. ............................ United States 1,575,682 8,067,492
a
Acumen Pharmaceuticals, Inc. ......................... United States 826,400 1,826,344
a
Adicet Bio, Inc. ..................................... United States 3,602,981 2,702,236
a
Alnylam Pharmaceuticals, Inc. .......................... United States 80,124 36,539,749
Amgen, Inc. ....................................... United States 143,458 42,812,171
a,b
AnaptysBio, Inc. .................................... United States 128,979 4,718,052
a
Apogee Therapeutics, Inc. ............................. United States 82,737 4,682,087
a,b
Applied Therapeutics, Inc. ............................. United States 740,200 851,230
a
Arcutis Biotherapeutics, Inc. ........................... United States 505,651 12,798,027
a
Argenx SE , ADR .................................... Netherlands 48,212 39,461,522
a,b
ARS Pharmaceuticals, Inc. ............................ United States 875,559 7,845,009
a,b
Artiva Biotherapeutics, Inc. ............................ South Korea 192,871 804,272
a
Ascendis Pharma A/S , ADR ........................... Denmark 129,742 26,155,987
a
Assembly Biosciences, Inc. ............................ United States 88,900 2,760,345
a,b
Aura Biosciences, Inc. ................................ United States 765,617 4,693,232
a
Benitec Biopharma, Inc. .............................. Australia 995,152 16,280,687
a
BeOne Medicines Ltd. , ADR ........................... United States 14,276 4,432,413
a
Bicara Therapeutics, Inc. .............................. United States 373,001 6,061,266
a
Bridgebio Pharma, Inc. ............................... United States 202,124 12,661,047
a,c
Carmot Therapeutics, Inc. ............................. United States 83,100 435,455
a
Centessa Pharmaceuticals plc , ADR ..................... United States 189,736 4,724,426
a,b
Centessa Pharmaceuticals plc , ADR ..................... United States 402,950 10,033,455
a
CG oncology, Inc. ................................... United States 237,449 10,274,418
a
Cytokinetics, Inc. .................................... United States 50,600 3,217,654
a
Day One Biopharmaceuticals, Inc. ....................... United States 851,469 6,334,929
a
Dianthus Therapeutics, Inc. ............................ United States 157,456 5,507,811
a
Dyne Therapeutics, Inc. .............................. United States 425,742 9,613,254
a
Engene Holdings, Inc. ................................ Canada 272,359 1,963,708
a,b
Engene Holdings, Inc. ................................ Canada 87,100 627,991
Gilead Sciences, Inc. ................................ United States 443,663 53,146,391
a
Ideaya Biosciences, Inc. .............................. United States 81,852 2,607,805
a,b
IN8bio, Inc. ........................................ United States 69,673 135,862
a
Insmed, Inc. ....................................... United States 188,633 35,764,817
a
Ionis Pharmaceuticals, Inc. ............................ United States 127,813 9,496,506
a
Mineralys Therapeutics, Inc. ........................... United States 653,812 26,714,758
a
Mirum Pharmaceuticals, Inc. ........................... United States 215,190 15,633,554
a
Neurocrine Biosciences, Inc. ........................... United States 135,273 19,372,446
a
Newamsterdam Pharma Co. NV ........................ Netherlands 173,852 6,597,683
a
Nuvalent, Inc. , A .................................... United States 70,149 6,967,199
a
Olema Pharmaceuticals, Inc. ........................... United States 772,189 6,926,535
a
ORIC Pharmaceuticals, Inc. ........................... United States 402,121 5,291,912
a
Oruka Therapeutics, Inc. .............................. United States 249,964 7,041,486
a,b
Oruka Therapeutics, Inc. .............................. United States 117,457 3,308,764
a,b
Palisade Bio, Inc. ................................... United States 1,599,923 3,311,841
a
Praxis Precision Medicines, Inc. ........................ United States 147,931 29,402,766
a
PTC Therapeutics, Inc. ............................... United States 376,675 25,730,669
Regeneron Pharmaceuticals, Inc. ....................... United States 59,922 39,057,160
a
Revolution Medicines, Inc. ............................. United States 226,850 13,347,854
a
Satellos Bioscience, Inc. .............................. Canada 1,161,960 637,916
a
Sionna Therapeutics, Inc. ............................. United States 84,606 3,232,795
a
Soleno Therapeutics, Inc. ............................. United States 175,992 11,819,623
a
Solid Biosciences, Inc. ............................... United States 566,700 3,054,513
a
Spyre Therapeutics, Inc. .............................. United States 220,000 5,381,200
a,b
Spyre Therapeutics, Inc. .............................. United States 176,281 4,311,833
a
Syndax Pharmaceuticals, Inc. .......................... United States 551,449 7,554,851
a,b
Tango Therapeutics, Inc. .............................. United States 375,465 3,045,021
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 209,262 7,240,465

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
uniQure NV ........................................ Netherlands 372,542 $ 25,217,368
a
Vertex Pharmaceuticals, Inc. ........................... United States 102,150 43,471,975
a
Xenon Pharmaceuticals, Inc. ........................... Canada 93,364 3,913,819
a
Zealand Pharma A/S , A ............................... Denmark 69,700 5,518,467
740,933,501
Health Care Providers & Services 2.6%
a
Guardant Health, Inc. ................................ United States 265,916 24,735,506
Life Sciences Tools & Services 0.8%
Sartorius Stedim Biotech .............................. France 10,100 2,415,612
Thermo Fisher Scientific, Inc. .......................... United States 8,579 4,867,639
7,283,251
Pharmaceuticals 13.3%
a,b
Alto Neuroscience, Inc. ............................... United States 240,205 3,408,509
a
Alto Neuroscience, Inc. ............................... United States 165,070 2,342,343
a
Amylyx Pharmaceuticals, Inc. .......................... United States 410,390 5,716,733
AstraZeneca plc , ADR ................................ United Kingdom 205,062 16,897,109
a
Context Therapeutics, Inc. ............................. United States 1,479,200 1,612,328
a
Contineum Therapeutics, Inc. , A ........................ United States 582,279 6,410,892
Eli Lilly & Co. ...................................... United States 14,071 12,141,303
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,202,048 15,734,808
a
Jazz Pharmaceuticals plc ............................. United States 278,505 38,333,428
a,b
LENZ Therapeutics, Inc. .............................. United States 237,894 7,070,210
a
MBX Biosciences, Inc. ............................... United States 323,190 7,097,252
a
Structure Therapeutics, Inc. , ADR ....................... United States 193,854 6,459,215
a
Terns Pharmaceuticals, Inc. ........................... United States 474,795 3,921,807
127,145,937
Total Common Stocks (Cost $ 439,151,956 ) ...................................
900,098,195
Convertible Preferred Stocks 0.2%
Household Products 0.2%
a,c,d
Candid, Inc. , B ..................................... United States 1,519,609 2,154,745
Total Convertible Preferred Stocks (Cost $ 1,823,531 ) ..........................
2,154,745
Preferred Stocks 0.5%
Life Sciences Tools & Services 0.3%
e
Sartorius AG , 0 .31% ................................. Germany 9,200 2,531,178
Real Estate Management & Development 0.2%
a,c,d
Lycia LLC , C ....................................... Japan 859,370 2,217,006
Total Preferred Stocks (Cost $ 5,938,609 ) .....................................
4,748,184
Warrants
Warrants 1.1%
Biotechnology 1.1%
a,c
Achieve Life Sciences, Inc. , 6/26/30 ..................... United States 698,900 1,681,148
a,c
Assembly Biosciences, Inc. , A , 8/11/30 ................... United States 44,450 611,779
a,c
Assembly Biosciences, Inc. , B , 12/31/26 .................. United States 44,450 46,895
a
Benitec Biopharma, Inc. , 2/20/49 ........................ Australia 310,881 5,085,982
a,c,d
IN8bio, Inc. , C , 10/04/27 .............................. United States 69,673 2,817

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Biotechnology (continued)
a,c
Palisade Bio, Inc. , 10/01/30 ............................ United States 1,447,549 $ 2,996,282
10,424,903
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc. , 7/07/27 ............................ United States 115,266 12,633
Total Warrants (Cost $ 1,620,076 ) ............................................
10,437,536
Shares
Escrows and Litigation Trusts 0.0%
a,c
Sanofi SA, Escrow Account ............................ France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 448,534,172 ) .............................
917,438,660
a
Short Term Investments 7.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.2%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 39,999,158 39,999,158
Total Money Market Funds (Cost $ 39,999,158 ) ................................
39,999,158
h
Investments from Cash Collateral Received for
Loaned Securities 3.3%
Money Market Funds 3.3%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 31,086,215 31,086,215
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 31,086,215 ) .........................................................
31,086,215
Total Short Term Investments (Cost $ 71,085,373 ) ..............................
71,085,373
a
Total Investments (Cost $ 519,619,545 ) 103.7% ................................
$988,524,033
Other Assets, less Liabilities (3.7) % .........................................
(34,383,475)
Net Assets 100.0% .........................................................
$954,140,558
a a a
See Abbreviations on page 165.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2025. See Note 1 ( e ).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 ( f ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( e ) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021*
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.27 $8.10 $8.23 $8.55 $9.44 $8.67
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.38 0.37 0.36 0.29 0.37
Net realized and unrealized gains (losses) 0.14 0.18 (0.12) (0.31) (0.84) 0.75
Total from investment operations ........ 0.33 0.56 0.25 0.05 (0.55) 1.12
Less distributions from:
Net investment income .............. (0.19) (0.39) (0.38) (0.37) (0.34) (0.35)
Net asset value, end of period .......... $8.41 $8.27 $8.10 $8.23 $8.55 $9.44
Total return
c
....................... 4.04% 6.98% 3.12% 0.73% (6.07)% 13.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.90% 0.94% 0.94% 0.90% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.85% 0.91%
e
0.89%
e
0.84%
e
0.86%
e
Net investment income ............... 4.52% 4.64% 4.55% 4.34% 3.11% 3.93%
Supplemental data
Net assets, end of period (000’s) ........ $2,030,551 $1,989,034 $2,079,060 $2,285,374 $2,609,533 $2,862,068
Portfolio turnover rate ................ 145.54% 156.08% 65.73%
f
69.77% 52.98% 111.72%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 56.95%
g
84.71%
g
55.51%
f,g
69.77% 41.46%
g
54.21%
f,g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.28 $8.11 $8.23 $8.55 $9.44 $8.67
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.34 0.32 0.25 0.33
Net realized and unrealized gains (losses) 0.14 0.17 (0.12) (0.30) (0.84) 0.75
Total from investment operations ........ 0.31 0.52 0.22 0.02 (0.59) 1.08
Less distributions from:
Net investment income .............. (0.17) (0.35) (0.34) (0.34) (0.30) (0.31)
Net asset value, end of period .......... $8.42 $8.28 $8.11 $8.23 $8.55 $9.44
Total return
c
....................... 3.82% 6.53% 2.80% 0.30% (6.48)% 12.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.30% 1.34% 1.34% 1.29% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.26% 1.31%
e
1.29%
e
1.24%
e
1.26%
e
Net investment income ............... 4.11% 4.24% 4.14% 3.92% 2.70% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $47,992 $49,796 $64,894 $100,037 $171,374 $387,589
Portfolio turnover rate ................ 145.54% 156.08% 65.73%
f
69.77% 52.98% 111.72%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 56.95%
g
84.71%
g
55.51%
f,g
69.77% 41.46%
g
54.21%
f,g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.23 $8.06 $8.19 $8.51 $9.40 $8.63
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.36 0.35 0.33 0.27 0.34
Net realized and unrealized gains (losses) 0.14 0.18 (0.12) (0.30) (0.85) 0.76
Total from investment operations ........ 0.32 0.54 0.23 0.03 (0.58) 1.10
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.36) (0.35) (0.31) (0.33)
Net asset value, end of period .......... $8.37 $8.23 $8.06 $8.19 $8.51 $9.40
Total return
c
....................... 4.05% 6.62% 2.87% 0.48% (6.33)% 12.83%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.15% 1.19% 1.19% 1.15% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 1.10% 1.16%
e
1.14%
e
1.09%
e
1.11%
e
Net investment income ............... 4.26% 4.39% 4.30% 4.09% 2.86% 3.68%
Supplemental data
Net assets, end of period (000’s) ........ $34,220 $34,949 $36,034 $40,939 $48,447 $59,366
Portfolio turnover rate ................ 145.54% 156.08% 65.73%
f
69.77% 52.98% 111.72%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 56.95%
g
84.71%
g
55.51%
f,g
69.77% 41.46%
g
54.21%
f,g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.28 $8.11 $8.24 $8.56 $9.45 $8.68
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.41 0.40 0.39 0.32 0.40
Net realized and unrealized gains (losses) 0.15 0.18 (0.12) (0.31) (0.84) 0.75
Total from investment operations ........ 0.35 0.59 0.28 0.08 (0.52) 1.15
Less distributions from:
Net investment income .............. (0.20) (0.42) (0.41) (0.40) (0.37) (0.38)
Net asset value, end of period .......... $8.43 $8.28 $8.11 $8.24 $8.56 $9.45
Total return
c
....................... 4.34% 7.35% 3.49% 1.12% (5.72)% 13.45%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.56% 0.58% 0.58% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.37% 0.50% 0.55%
e
0.51%
e
0.48%
e
0.50%
e
Net investment income ............... 4.87% 4.99% 4.92% 4.73% 3.47% 4.30%
Supplemental data
Net assets, end of period (000’s) ........ $156,331 $130,729 $133,098 $132,950 $136,184 $132,736
Portfolio turnover rate ................ 145.54% 156.08% 65.73%
f
69.77% 52.98% 111.72%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 56.95%
g
84.71%
g
55.51%
f,g
69.77% 41.46%
g
54.21%
f,g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
*
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.28 $8.11 $8.24 $8.56 $9.45 $8.68
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.41 0.39 0.38 0.31 0.39
Net realized and unrealized gains (losses) 0.14 0.17 (0.12) (0.31) (0.84) 0.75
Total from investment operations ........ 0.34 0.58 0.27 0.07 (0.53) 1.14
Less distributions from:
Net investment income .............. (0.20) (0.41) (0.40) (0.39) (0.36) (0.37)
Net asset value, end of period .......... $8.42 $8.28 $8.11 $8.24 $8.56 $9.45
Total return
c
....................... 4.16% 7.24% 3.37% 0.98% (5.83)% 13.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.65% 0.69% 0.69% 0.65% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.47% 0.60% 0.66%
e
0.64%
e
0.59%
e
0.61%
e
Net investment income ............... 4.77% 4.89% 4.80% 4.59% 3.36% 4.18%
Supplemental data
Net assets, end of period (000’s) ........ $289,070 $263,738 $272,301 $311,142 $390,465 $462,624
Portfolio turnover rate ................ 145.54% 156.08% 65.73%
f
69.77% 52.98% 111.72%
f
Portfolio turnover rate excluding mortgage
dollar rolls ......................... 56.95%
g
84.71%
g
55.51%
f,g
69.77% 41.46%
g
54.21%
f,g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 290,577 $ 12,350
Machinery 0.1%
b
UTEX Industries, Inc. ................................ United States 16,788 871,268
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. ................................ United States 5,288 24,008
Birch Permian Holdings, Inc. ........................... United States 46,176 241,500
265,508
Total Common Stocks (Cost $ 11,369,965 ) ....................................
1,149,126
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc. , 12/05/25 ......................... United States 1,440 —
Software 0.0%
a,b,c
WorkCapital BSD SARL , 2/13/26 ........................ Luxembourg 6,000,000 —
Total Warrants (Cost $ 751,272 ) ..............................................
—
Principal
Amount
*
Corporate Bonds 43.6%
Aerospace & Defense 1.1%
d
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,000,000 1,029,538
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 750,000 777,079
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 5,000,000 4,796,204
Senior Bond , 6.875% , 3/15/39 ........................ United States 2,600,000 2,956,661
Senior Note , 5.15% , 5/01/30 ......................... United States 8,100,000 8,334,092
d
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 1,025,000 1,077,273
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,600,000 3,597,120
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 2,100,000 2,157,257
d
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 320,000 325,409
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 1,925,000 1,996,269
27,046,902
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ................
United States 1,200,000 927,507
Automobile Components 0.2%
d
Adient Global Holdings Ltd. ,
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 650,000 672,559
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 2,000,000 2,048,562
d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 700,000 702,613
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 830,000 842,676
4,266,410
Automobiles 0.3%
d
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 1,300,000 1,336,027

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
d
Hyundai Capital America, (continued)
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 6,000,000 $ 6,035,843
7,371,870
Banks 5.1%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,100,000 2,137,505
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,000,000 2,725,553
Bank of America Corp. ,
Senior Bond , 2.299% to 7/20/31, FRN thereafter , 7/21/32 ... United States 3,500,000 3,114,849
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 8,000,000 7,989,304
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,434,000 1,345,979
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 7,900,000 7,732,606
Citigroup, Inc. , Senior Bond , 4.412% to 3/30/30, FRN thereafter ,
3/31/31 ......................................... United States 5,600,000 5,593,636
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 7,300,000 7,643,436
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 8,300,000 7,738,254
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 5,850,000 5,944,367
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 7,300,000 7,592,855
JPMorgan Chase & Co. ,
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 9,400,000 8,739,105
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 3,400,000 3,012,968
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 2,500,000 2,596,329
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 1,620,000 1,680,766
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 5,100,000 5,306,400
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........
Canada 1,800,000 1,855,202
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,700,000 6,591,039
d
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 7,500,000 6,748,396
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 7,200,000 7,085,905
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 9,900,000 10,015,204
d
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 5,300,000 4,895,675
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 7,400,000 7,829,136
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 4,400,000 4,528,241
130,442,710
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 4,000,000 3,902,210
Senior Bond , 5.25% , 3/02/33 ......................... United States 6,600,000 6,836,155
10,738,365
Broadline Retail 0.2%
b ,d ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 10,914,248 —

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
b ,d ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 4,807,777 $ —
d
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 4,500,000 4,664,565
4,664,565
Building Products 0.5%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 665,000 676,896
d
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 475,000 484,769
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,900,000 2,978,523
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 7,300,000 7,693,663
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 500,000 520,724
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,000,000 1,037,972
13,392,547
Capital Markets 3.0%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 4,800,000 4,923,461
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 6,500,000 5,794,469
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 9,800,000 10,202,612
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 3,400,000 3,401,261
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 3,000,000 2,934,793
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 4,650,000 4,735,727
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 10,000,000 9,896,853
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 5,000,000 4,374,345
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 1,900,000 1,977,088
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 542,000 568,691
d
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 11,800,000 10,553,432
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,400,000 2,476,078
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 565,000 585,065
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 2,600,000 2,755,901
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 4,000,000 4,007,893
d
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 8,150,000 8,169,318
77,356,987
Chemicals 0.4%
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 1,500,000 1,532,725
d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 2,000,000 2,093,627
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 3,800,000 3,680,661
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 875,000 850,016
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 320,000 329,027
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 550,000 560,386
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 2,000,000 2,132,322
11,178,764

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.6%
d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 2,485,000 $ 2,422,649
Republic Services, Inc. , Senior Note , 5.15% , 3/15/35 .........
United States 5,300,000 5,486,074
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 3,000,000 3,078,510
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 800,000 833,539
d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 4,000,000 4,183,704
16,004,476
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 7,300,000 7,563,900
Construction & Engineering 0.2%
d
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 3,600,000 3,515,646
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 400,000 420,391
3,936,037
Consumer Finance 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 7,700,000 6,950,517
American Express Co. , Senior Bond , 5.442% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 10,000,000 10,414,941
d
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 7,735,000 7,774,524
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 8,600,000 8,784,382
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,000,000 5,194,388
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 1,265,000 1,280,971
Senior Note , 4.2% , 10/27/28 ......................... United States 815,000 813,174
OneMain Finance Corp. , Senior Note , 6.5% , 3/15/33 .........
United States 665,000 664,156
41,877,053
Containers & Packaging 0.3%
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 3,300,000 3,313,903
d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 2,125,000 1,994,460
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 3,600,000 3,209,243
8,517,606
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 4,300,000 4,269,667
Diversified REITs 0.3%
d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 3,000,000 2,910,704
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 5,000,000 5,102,004
8,012,708
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 5,000,000 4,248,148
Senior Bond , 3.65% , 9/15/59 ......................... United States 4,000,000 2,712,537
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 8,400,000 7,347,827

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,310,000 $ 1,361,817
15,670,329
Electric Utilities 2.6%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 2,600,000 2,607,088
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 865,000 876,699
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,400,000 1,415,399
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ......................... United States 6,200,000 5,729,712
Senior Bond , 3.75% , 9/01/46 ......................... United States 1,600,000 1,234,488
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,000,000 1,039,237
d
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 2,770,000 2,753,535
Exelon Corp. ,
Senior Bond , 4.05% , 4/15/30 ......................... United States 13,400,000 13,282,818
Senior Bond , 4.45% , 4/15/46 ......................... United States 1,400,000 1,200,016
d
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 3,325,000 3,384,377
Pacific Gas and Electric Co. , Senior Secured Bond , 3.25% ,
6/01/31 ......................................... United States 6,000,000 5,544,041
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 5,000,000 4,288,169
Senior Note , 5.5% , 3/15/29 .......................... United States 6,100,000 6,344,764
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 820,000 911,360
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 3,000,000 2,947,502
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 6,000,000 5,943,401
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 2,900,000 2,881,890
Senior Bond , 5.45% , 8/15/33 ......................... United States 4,500,000 4,668,085
67,052,581
Electronic Equipment, Instruments & Components 0.8%
f
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 2,845,000 2,814,136
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 5,000,000 4,794,947
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 7,100,000 7,192,620
d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 4,000,000 3,866,825
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 2,000,000 2,074,514
20,743,042
Energy Equipment & Services 0.4%
d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 5,000,000 5,195,360
d
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 3,750,000 3,937,871
d
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 1,805,000 1,845,849
10,979,080
Entertainment 0.2%
d
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 2,000,000 EUR 2,394,600
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 308,809 320,743

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 2,100,000 $ 2,040,717
4,756,060
Financial Services 0.6%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 4,900,000 5,233,218
d
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 1,000,000 1,010,474
d
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 2,575,000 2,687,242
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 830,000 853,396
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 3,900,000 4,046,722
d
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 2,170,000 2,242,923
16,073,975
Food Products 0.6%
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 465,000 469,651
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 1,500,000 1,438,545
Senior Note , 3.625% , 1/15/32 ........................ United States 3,500,000 3,272,454
d
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 8,580,000 8,809,619
13,990,269
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 2,800,000 1,975,626
Ground Transportation 0.7%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 900,000 943,912
d
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 710,000 739,855
d
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 7,300,000 7,668,421
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 2,915,000 3,022,695
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 4,000,000 4,220,260
16,595,143
Health Care Equipment & Supplies 0.3%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 4,000,000 4,185,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 4,700,000 4,412,642
8,597,642
Health Care Providers & Services 2.3%
Centene Corp. ,
Senior Note , 4.625% , 12/15/29 ....................... United States 2,300,000 2,232,665
Senior Note , 3.375% , 2/15/30 ........................ United States 1,400,000 1,288,806
Senior Note , 2.625% , 8/01/31 ........................ United States 5,300,000 4,551,296
d
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 2,000,000 1,981,560
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 1,000,000 1,079,280
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 2,000,000 2,120,074
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 7,300,000 7,509,959

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
d
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 1,500,000 $ 1,566,429
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 4,000,000 3,535,686
Senior Bond , 5.3% , 6/01/33 .......................... United States 3,000,000 3,084,462
Senior Bond , 2.7% , 8/21/40 .......................... United States 6,300,000 4,531,767
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 5,000,000 4,832,756
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 1,400,000 1,042,338
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 11,900,000 11,436,517
Senior Note , 4.6% , 11/15/32 ......................... United States 1,385,000 1,376,808
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 460,000 482,823
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,000,000 3,912,736
d ,g
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 692,032 738,093
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 2,810,206 2,393,345
59,697,400
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 6,400,000 5,233,333
Senior Bond , 5.25% , 5/15/36 ......................... United States 2,200,000 2,182,546
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 3,000,000 2,121,452
d
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 600,000 629,195
10,166,526
Health Care Technology 0.2%
d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 3,700,000 3,861,009
Hotel & Resort REITs 0.2%
d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 2,000,000 2,020,866
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 3,800,000 3,912,605
5,933,471
Hotels, Restaurants & Leisure 1.0%
d
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 4,000,000 3,787,673
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 4,400,000 4,567,315
d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 4,000,000 4,122,600
d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 800,000 782,886
d
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 1,680,000 1,700,234
d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 645,000 650,660
d
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,500,000 1,528,651
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,648,248
d
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 2,030,000 2,064,899
24,853,166

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.4%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 940,000 $ 943,070
d
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 350,000 357,849
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 525,000 537,983
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 250,000 238,125
Senior Note , 6.625% , 5/15/32 ........................ United States 200,000 188,500
d
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 1,000,000 1,028,417
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 4,900,000 4,806,182
d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 3,000,000 2,932,236
11,032,362
Independent Power and Renewable Electricity Producers 0.9%
d
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,080,000 1,127,717
d
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 2,000,000 1,937,807
d
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 4,300,000 3,984,675
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 3,000,000 3,206,458
Senior Bond , 6.125% , 1/15/34 ........................ United States 2,000,000 2,177,110
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 4,300,000 4,112,860
d
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 5,000,000 5,309,265
21,855,892
Insurance 2.2%
d
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 3,100,000 3,200,183
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 3,000,000 3,056,598
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 1,900,000 1,969,726
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 6,400,000 4,818,734
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,075,000 2,118,288
d
Athene Global Funding ,
Secured Note , 144A, 5.033% , 7/17/30 .................. United States 3,800,000 3,857,761
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 1,200,000 1,214,670
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 7,300,000 7,562,969
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 2,100,000 2,197,806
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,200,000 2,298,391
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 9,600,000 9,802,714
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 3,000,000 3,017,116
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,400,000 6,672,391
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 3,700,000 4,077,313
55,864,660
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 4.6% , 11/15/32 ...........
United States 2,115,000 2,126,252

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.7%
d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 2,000,000 $ 1,960,889
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,450,000 2,342,725
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 3,100,000 3,236,369
d
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ..................... United States 7,000,000 6,944,056
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 3,800,000 3,649,095
18,133,134
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 1,300,000 1,131,532
Machinery 0.2%
d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 3,400,000 3,483,688
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,000,000 2,030,628
5,514,316
Media 2.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 2.8% , 4/01/31 ................... United States 15,900,000 14,265,059
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 1,255,000 1,252,080
d
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.5% , 3/15/33 ............................... United States 3,700,000 3,872,601
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 5,200,000 5,225,168
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,440,000 1,433,274
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,640,000 1,641,102
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 5,500,000 6,047,010
d
Gray Media, Inc. , Senior Secured Note , 144A, 7.25% , 8/15/33 .. United States 1,775,000 1,739,728
d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 4,000,000 4,108,832
d
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 2,000,000 1,933,697
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 7,300,000 6,755,798
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 2,750,000 2,805,756
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 720,000 760,776
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 1,630,000 1,662,774
53,503,655
Metals & Mining 0.4%
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 685,000 709,609
d
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 2,480,000 2,514,782
d
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 7,950,000 7,970,127
11,194,518
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
d
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 1,045,000 1,061,053

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
A , Senior Note , 4.35% , 8/15/32 ....................... United States 3,200,000 $ 3,134,176
C , Senior Note , 3.375% , 4/01/30 ...................... United States 7,800,000 7,501,170
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 5,700,000 5,797,641
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,225,000 2,295,529
18,728,516
Oil, Gas & Consumable Fuels 5.1%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 8,700,000 7,966,227
d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 4,969,000 5,061,761
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 4,400,000 4,530,988
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 8,200,000 7,694,501
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 1,600,000 1,655,529
d ,h
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,400,000 1,291,460
d
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 750,000 709,072
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 1,865,000 1,825,900
d
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 6,600,000 6,410,531
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,700,000 7,070,889
Energy Transfer LP ,
Senior Note , 6.4% , 12/01/30 ......................... United States 6,000,000 6,496,288
d
Senior Note , 144A, 6% , 2/01/29 ...................... United States 4,000,000 4,050,267
d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 2,500,000 2,468,895
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 2,700,000 2,799,800
d
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,120,000 1,152,091
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 5,000,000 5,041,170
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 9,100,000 9,169,095
ONEOK, Inc. ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 10,900,000 11,230,742
d
Senior Note , 144A, 5.625% , 1/15/28 ................... United States 1,700,000 1,739,066
d
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,700,000 1,737,297
d
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,100,000 936,375
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 10,000,000 10,038,941
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29
United States 3,000,000 2,944,047
d
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 9,000,000 10,400,757
d
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ................................... United States 2,600,000 2,405,802
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 5,500,000 5,651,338
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 900,000 1,016,193
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 730,000 773,614
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 900,000 990,359
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 440,000 461,159
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 1,840,000 1,877,554
d
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 1,900,000 2,025,159
129,622,867

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.0%
†
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 700,000 $ 744,614
Personal Care Products 0.4%
d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 8,000,000 7,896,173
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 3,175,000 3,272,785
11,168,958
Pharmaceuticals 0.9%
d
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 11,700,000 11,660,862
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 2,200,000 2,334,581
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 3,500,000 3,543,439
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 1,250,000 1,252,772
Senior Bond , 3.3% , 9/02/40 .......................... United States 5,300,000 4,106,488
22,898,142
Professional Services 0.1%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 1,275,000 1,327,237
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 2,600,000 2,691,946
Semiconductors & Semiconductor Equipment 0.4%
d
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 7,400,000 7,883,138
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 1,565,000 1,648,755
9,531,893
Software 0.4%
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 750,000 773,957
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 8,000,000 7,500,715
Senior Note , 4.8% , 9/26/32 .......................... United States 915,000 905,843
9,180,515
Specialized REITs 0.3%
d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 5,200,000 5,359,775
d
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 1,995,000 2,022,712
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 505,000 507,863
7,890,350
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 1,900,000 1,906,834
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 7,800,000 8,042,309
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 4,500,000 4,548,066
d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 1,600,000 1,643,280
14,233,655

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 338,000 $ 344,411
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 1,820,000 1,854,365
2,198,776
Tobacco 0.4%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 1,830,000 1,808,472
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 7,200,000 7,501,277
9,309,749
Trading Companies & Distributors 0.2%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 3,000,000 3,031,293
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,103,257
6,134,550
Transportation Infrastructure 0.0%
†
d ,i
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .65% ,
9/30/36 ......................................... United States 205,334 154,275
Wireless Telecommunication Services 1.1%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,500,000 4,770,738
b ,i
Digicel Group Holdings Ltd. ,
29 .353% , 11/17/33 ................................ Bermuda 677,343 21,434
29 .8% , 11/17/33 .................................. Bermuda 72,906 8,936
d
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 10/15/28 .. France 2,000,000 2,031,102
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 .......................... United States 4,800,000 3,250,010
Senior Note , 3.875% , 4/15/30 ........................ United States 13,400,000 13,129,319
d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 4,000,000 4,261,916
27,473,455
Total Corporate Bonds (Cost $ 1,126,094,504 ) .................................
1,115,127,099
j
Senior Floating Rate Interests 2.0%
k
Aerospace & Defense 0.0%
†
Goat Holdco LLC, First Lien, CME Term Loan, B , 6.715% ,
( 1-month SOFR + 2.75% ), 1/27/32 ..................... United States 238,800 238,999
TransDigm, Inc., First Lien, CME Term Loan, K , 6.252% , ( 3-month
SOFR + 2.25% ), 3/22/30 ............................ United States 625,000 626,213
865,212
a a a a a a
Air Freight & Logistics 0.1%
k
Rand Parent LLC, First Lien, CME Term Loan, B , 7.002% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 1,244,367 1,223,630
k
Automobile Components 0.1%
f
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 2/24/32 .. United States 295,398 293,921
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.715% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 769,941 773,310
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.829% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 347,933 343,307
First Brands Group LLC, First Lien, 2021 CME Term Loan , 9.57% ,
( 3-month SOFR + 5% ), 3/30/27 ....................... United States 722,154 240,477

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Automobile Components (continued)
f
First Brands Group LLC, First Lien, Debtor-In-Possession CME
Term Loan , 5.679% , ( 1-month SOFR + 1.55% ), 6/29/26 ..... United States 139,743 $ 148,652
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.07% , ( 3-month SOFR + 8.5% ), 3/30/28 ............... United States 1,029,361 24,190
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.699% , ( 3-month SOFR + 3.5% ), 2/13/30 ...... United States 432,416 434,310
2,258,167
a a a a a a
Automobiles 0.0%
†
k
American Trailer World Corp., First Lien, CME Term Loan, B ,
7.815% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 377,173 335,448
Beverages 0.0%
†
k
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.252% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 529,602 531,601
Broadline Retail 0.0%
†
k
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.502% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 317,837 319,546
k
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 7.163% , ( 1-month SOFR + 3% ), 9/08/32 ... United States 91,875 92,277
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.532% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 1,139,178 1,004,618
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 219,679 219,188
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.215% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 402,158 403,085
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.215% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 274,483 275,127
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.977% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 70,080 70,255
2,064,550
a a a a a a
k
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 6.163% , ( 1-month SOFR + 2% ), 10/31/31 ...... United States 700,252 703,186
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.965% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 245,213 246,328
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.197% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 499,398 495,370
1,444,884
a a a a a a
k
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.752% ,
( 3-month SOFR + 2.75% ), 9/09/31 ..................... United States 307,658 308,043
Albaugh LLC, First Lien, Initial CME Term Loan , 7.715% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 614,521 607,352
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.131% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 255,614 251,324
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.215% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 797,703 687,149
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.315% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 398,002 332,995
f
Lummus Technology Holdings V LLC, First Lien, Add-on CME
Term Loan, B , 6.183% , ( 12-month SOFR + 2.5% ), 12/31/29 .. United States 440,141 437,940

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Chemicals (continued)
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 493,870 $ 494,102
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
7.242% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 523,434 524,153
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.197% , ( 6-month SOFR + 3% ), 1/31/29 ............. United States 401,100 403,083
f
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 9/17/32 ................ United States 225,090 225,887
4,272,028
a a a a a a
k
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 7.315% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 329,764 331,474
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1 , 6.465% , ( 1-month SOFR + 2.5% ), 5/17/28 ....... Ireland 461,599 463,136
Openlane, Inc., First Lien, 2025 Incremental CME Term Loan ,
6.588% , ( 1-month SOFR + 2.5% ), 10/01/32 .............. United States 250,000 250,625
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 402,855 338,183
1,383,418
a a a a a a
Communications Equipment 0.0%
†
k
Viavi Solutions, Inc., First Lien, CME Term Loan , 6.394% ,
( 3-month SOFR + 2.5% ), 10/18/32 ..................... United States 207,612 208,175
Construction & Engineering 0.0%
†
k
Radar Bidco SARL, First Lien, CME Term Loan, B3 , 7.185% ,
( 3-month SOFR + 3.25% ), 4/04/31 ..................... Luxembourg 291,661 294,213
Consumer Finance 0.0%
†
k
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.913% , ( 1-month SOFR + 2.75% ), 11/17/31 ..... United States 502,186 503,273
Consumer Staples Distribution & Retail 0.0%
†
k
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan , 7.705% , ( 3-month SOFR + 3.5% ), 8/30/32 .. United Kingdom 293,238 294,887
k
Containers & Packaging 0.1%
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 6.798% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 398,110 400,015
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.215% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 579,827 579,216
b
Kleopatra Finco SARL, First Lien, USD CME Term Loan, B ,
13.991% , ( 1-month SOFR + 10% ), 11/27/25 .............. Luxembourg 141,702 126,345
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 1,390,971 614,642
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 309,100 308,970
2,029,188
a a a a a a
k
Distributors 0.0%
†
Core & Main LP, First Lien, CME Term Loan, D , 5.991% , ( 1-month
SOFR + 2% ), 7/27/28 ............................... United States 454,787 455,640

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Distributors (continued)
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 523,202 $ 503,867
959,507
a a a a a a
k
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.965% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 547,693 548,999
Astoria Energy LLC, First Lien, Advance CME Term Loan, B ,
6.59% , ( 3-month SOFR + 2.75% ), 6/16/32 ............... United States 174,916 175,764
724,763
a a a a a a
k
Electrical Equipment 0.0%
†
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.752% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 486,916 489,000
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.485% , ( 3-month SOFR + 2.5% ), 9/13/32 ............... United States 182,646 183,673
672,673
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
f,k
Spectris plc, First Lien, CME Term Loan , 6.844% , ( 12-month
SOFR + 2.75% ), 9/24/32 ............................ United Kingdom 35,608 35,742
Energy Equipment & Services 0.0%
†
k
Star Holding LLC, First Lien, CME Term Loan, B , 8.465% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 398,867 387,078
Entertainment 0.0%
†
k
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.829% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 687,020 673,156
k
Financial Services 0.0%
†
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term Loan ,
7.711% , ( 3-month SOFR + 3.5% ), 8/16/32 ............... United States 484,044 483,877
f
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 .............. Luxembourg 182,749 182,634
666,511
a a a a a a
k
Food Products 0.0%
†
Aspire Bakeries Holdings LLC, First Lien, Second Amendment
CME Term Loan , 7.468% , ( 1-month SOFR + 3.5% ), 12/23/30 . United States 273,664 275,718
f
Chobani LLC, First Lien, CME Term Loan, B , 5.933% , ( 12-month
SOFR + 2.25% ), 10/22/32 ........................... United States 272,641 273,579
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.197% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 376,277 374,085
923,382
a a a a a a
k
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 7.215% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 87,756 88,415
First Student Bidco, Inc., First Lien, 11th Amendment Repricing
CME Term Loan , 6.711% , ( 3-month SOFR + 2.5% ), 8/15/30 .. United States 208,443 208,990
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.711% ,
( 1-month SOFR + 2.5% ), 8/15/30 ...................... United States 63,879 64,031
f
Hertz Corp. (The), First Lien, Initial CME Term Loan, B , 7.579% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 208,886 173,823
f
Hertz Corp. (The), First Lien, Initial CME Term Loan, C , 7.579% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 41,114 34,213

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Ground Transportation (continued)
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.215% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 448,864 $ 442,355
g
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 5.763% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 248,661 71,228
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 371,144 370,934
1,453,989
a a a a a a
Health Care Equipment & Supplies 0.0%
†
k
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.215% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 596,192 600,664
k
Health Care Providers & Services 0.1%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.298% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 620,630 619,740
f
Dermatology Intermediate Holdings III, Inc., First Lien, Initial CME
Term Loan , 8.09% , ( 3-month SOFR + 4.25% ), 3/26/29 ...... United States 311,695 295,200
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.44% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 640,121 204,839
Pacific Dental Services, Inc., First Lien, CME Term Loan , 6.537% ,
( 1-month SOFR + 2.5% ), 3/17/31 ...................... United States 402,746 404,018
f
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.553% ,
( 12-month SOFR + 4.5% ), 4/16/32 ..................... United States 250,000 223,750
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.465% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 345,632 347,073
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 57,776 57,994
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.499% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 474,782 475,845
2,628,459
a a a a a a
Health Care Technology 0.0%
†
f,k
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.884% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 311,713 301,063
k
Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.215% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 301,055 299,582
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.25% , ( 1-month SOFR + 3.25% ), 6/29/29 ........ United States 321,443 296,239
Entain Holdings Gibraltar Ltd., First Lien, CME Term Loan, B ,
6.252% , ( 3-month SOFR + 2.25% ), 10/31/29 ............. United Kingdom 247,500 247,907
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.715% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 640,638 643,892
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.002% , ( 3-month SOFR + 4% ), 12/04/31 ................ United States 209,751 210,807
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 522,990 521,356
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 494,443 489,251
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.465% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 623,255 625,339
3,334,373
a a a a a a
k
Household Durables 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.129% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 496,072 497,714

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Household Durables (continued)
Bingo Holdings I LLC, First Lien, CME Term Loan , 8.752% ,
( 3-month SOFR + 4.75% ), 6/11/32 ..................... United States 500,000 $ 495,832
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 504,484 506,510
1,500,056
a a a a a a
Household Products 0.0%
†
f,k
Lavender Dutch BorrowerCo BV, First Lien, CME Term Loan, B ,
7.009% , ( 12-month SOFR + 3.25% ), 9/27/32 ............. Netherlands 204,255 204,638
k
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.163% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 300,000 300,611
Calpine Corp., First Lien, 2024 CME Term Loan , 5.715% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 498,747 498,884
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.733% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 133,520 133,896
933,391
a a a a a a
k
Insurance 0.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 291,241 291,940
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.163% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 281,001 281,177
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.065% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 237,140 237,733
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.327% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 86,521 86,914
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.329% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 125,693 120,185
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 6/16/31 ....... United States 741,536 744,102
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.465% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 430,131 430,520
2,192,571
a a a a a a
k
IT Services 0.1%
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.215% , ( 1-month
SOFR + 3.25% ), 3/22/32 ............................ United States 746,250 747,104
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.252% , ( 3-month SOFR + 4.25% ), 5/03/28 .............. United States 150,551 137,304
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.215% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 101,900 82,386
966,794
a a a a a a
k
Machinery 0.0%
†
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.634% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 338,722 338,086
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.502% , ( 1-month SOFR + 2.5% ), 8/23/32 .......... United States 103,906 104,361
442,447
a a a a a a
k
Media 0.1%
f
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1 , 8.446% , ( 3-month SOFR + 4.25% ), 10/28/27 .......... United States 299,096 264,679

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Media (continued)
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.631% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 493,769 $ 488,061
Wasserman Media Group LLC, First Lien, Initial CME Term Loan ,
6.991% , ( 1-month SOFR + 3% ), 6/23/32 ................ United States 257,143 258,750
1,011,490
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5 , 5.965% , ( 1-month SOFR + 2% ), 1/02/30 ............. United States 248,128 248,128
k
Oil, Gas & Consumable Fuels 0.1%
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.565% ,
( 1-month SOFR + 3.5% ), 11/09/29 ..................... United States 448,846 448,916
EPIC Crude Services LP, First Lien, CME Term Loan , 6.34% ,
( 3-month SOFR + 2.5% ), 10/15/31 ..................... United States 433,881 436,478
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.465% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 520,146 523,506
1,408,900
a a a a a a
k
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 292,537 293,203
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.634% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 423,680 425,799
United Airlines, Inc., First Lien, CME Term Loan, B , 6.196% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 262,825 263,881
982,883
a a a a a a
Pharmaceuticals 0.0%
†
f,k
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.365% , ( 3-month SOFR + 2.5% ), 12/04/31 ..... United States 250,000 250,122
k
Professional Services 0.0%
†
Maximus, Inc., First Lien, CME Term Loan, B , 5.965% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 279,692 280,975
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 7.794% , ( 6-month SOFR + 3.75% ), 7/18/31 ......... United States 253,859 234,502
515,477
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
f,k
Altar Bidco, Inc., First Lien, CME Term Loan , 6.783% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 498,711 492,228
Software 0.1%
k
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.465% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 598,553 602,294
k
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.252% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 768,242 634,929
k
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.829% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 147,714 147,898
k
ConnectWise LLC, First Lien, Initial CME Term Loan , 7.763% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 280,449 281,199
f,k
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% , ( 12-month
SOFR + 3% ), 10/07/32 .............................. United States 500,000 498,928
k
KnowBe4, Inc., First Lien, CME Term Loan , 7.59% , ( 3-month
SOFR + 3.75% ), 7/23/32 ............................ United States 281,250 281,250

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Software (continued)
k
McAfee Corp., First Lien, CME Term Loan, B1 , 6.965% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 384,423 $ 366,001
l
Ping Identity Holding Corp., First Lien, CME Term Loan , TBD,
9/29/32 ......................................... United States 118,483 118,706
b,e
WorkCapital BSD SARL, Term Loan , 6.5% , 1/01/38 .......... Luxembourg 20,000,000 —
2,931,205
a a a a a a
k
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 7.026% ,
( 3-month SOFR + 3% ), 9/17/32 ....................... United States 419,612 420,504
g
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.263% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 3,025,172 2,117,620
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.215% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 441,677 442,229
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.028% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 616,808 543,562
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 521,349 523,218
4,047,133
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 367,824 329,662
Hanesbrands, Inc., First Lien, CME Term Loan, B , 6.715% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 573,493 576,361
906,023
a a a a a a
Trading Companies & Distributors 0.0%
†
k
Herc Holdings, Inc., First Lien, Initial CME Term Loan , 6.106% ,
( 1-month SOFR + 2% ), 6/02/32 ....................... United States 464,164 467,016
Water Utilities 0.0%
†
k
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.884% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 124,304 124,848
Total Senior Floating Rate Interests (Cost $ 74,545,186 ) ........................
51,014,930
m
Marketplace Loans 0.3%
b
Financial Services 0.3%
a a a a a a
Total Marketplace Loans (Cost $ 14,632,103 ) ..................................
7,671,511
Foreign Government and Agency Securities 2.6%
d
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 1,140,000 1,192,596
d
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,660,000 EUR 1,792,214
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 2,730,000 2,624,622
Senior Bond , 6% , 10/20/33 ........................... Brazil 720,000 738,000
d
Bulgaria Government Bond , Senior Note , Reg S, 3.625% , 9/05/32 Bulgaria 1,230,000 EUR 1,469,265
Chile Government Bond ,
Senior Bond , 5.65% , 1/13/37 ......................... Chile 1,060,000 1,124,872
Senior Note , 4.85% , 1/22/29 ......................... Chile 1,070,000 1,095,573
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 2,200,000 1,935,120
Senior Bond , 8% , 11/14/35 ........................... Colombia 1,000,000 1,092,500

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 2,000,000 $ 1,805,699
d
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3.75% ,
1/15/31 ......................................... Chile 1,570,000 1,508,232
d
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 1,430,000 1,527,454
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 1,520,000 1,544,016
d
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,100,000 1,118,865
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 800,000 718,136
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,700,000 1,755,742
d
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 2,740,000 3,036,263
d
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,680,000 1,719,214
d
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 2,840,000 2,853,269
d
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 2,050,000 1,999,036
d
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 1,890,000 1,870,403
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 2,560,000 2,294,528
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 2,050,000 2,274,475
d
Paraguay Government Bond , Senior Bond , Reg S, 4.95% ,
4/28/31 ......................................... Paraguay 2,960,000 3,008,426
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 3,680,000 3,410,624
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 830,000 829,807
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 2,240,000 2,387,736
d
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,690,000 1,648,140
d
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 1,450,000 EUR 1,648,651
Senior Note , Reg S, 3% , 2/27/27 ...................... Romania 2,290,000 2,249,285
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 1,470,000 1,488,335
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 1,530,000 1,578,490
d
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 1,500,000 1,516,461
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 2,260,000 2,263,086
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 4,000,000 4,050,400
d
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,400,000 1,521,043
Total Foreign Government and Agency Securities (Cost $ 64,406,652 ) ............
66,690,578
U.S. Government and Agency Securities 16.2%
FFCB , 2.1%, 2/25/36 .................................
United States 7,700,000 6,193,631
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 18,500,000 17,321,347
2.5%, 5/15/46 .................................... United States 21,000,000 14,935,430
2.875%, 5/15/49 .................................. United States 18,400,000 13,564,969
4.25%, 8/15/54 ................................... United States 134,700,000 125,639,321
4.75%, 8/15/55 ................................... United States 1,105,000 1,120,194
U.S. Treasury Notes ,
4%, 2/15/26 ..................................... United States 23,000,000 23,005,934
2.375%, 4/30/26 .................................. United States 100,000 99,303
3.625%, 5/15/26 .................................. United States 3,500,000 3,496,662
4.375%, 8/15/26 .................................. United States 12,100,000 12,156,289

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
1.875%, 2/28/27 .................................. United States 48,200,000 $ 47,094,789
3.875%, 11/30/27 ................................. United States 43,700,000 43,946,666
2.875%, 5/15/28 .................................. United States 37,000,000 36,364,785
4.5%, 5/31/29 .................................... United States 43,800,000 45,058,395
4.375%, 11/30/30 ................................. United States 24,000,000 24,718,594
Total U.S. Government and Agency Securities (Cost $ 416,731,422 ) ..............
414,716,309
Asset-Backed Securities 8.0%
Financial Services 8.0%
d ,k
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.983% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,443,702 1,454,245
d ,k
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 5,210,000 5,216,454
d ,k
Ares LXV CLO Ltd. , 2022-65A , A1R , 144A, FRN , 4.978% ,
( 3-month SOFR + 1.12% ), 7/25/34 . .................... United States 9,900,000 9,900,000
d ,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 5,200,000 5,204,923
d ,k
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 4,132,000 4,136,893
d ,k
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
5.246% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 12,470,000 12,482,900
d
BRAVO Residential Funding Trust ,
2024-CES1 , A1A , 144A, 6.377% , 4/25/54 ................ United States 3,014,072 3,055,112
k
2025-HE1 , A1 , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 9/25/72 ................................... United States 3,157,000 3,159,360
d ,k
Carlyle Global Market Strategies CLO Ltd. , 2014-2RA , B , 144A,
FRN , 6.298% , ( 3-month SOFR + 2.087% ), 5/15/31 . ........ United States 580,000 581,466
d ,k
CIFC Funding Ltd. , 2020-1A , A1R , 144A, FRN , 5.316% , ( 3-month
SOFR + 1.412% ), 7/15/36 . ........................... United States 6,090,000 6,097,579
d
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 1,191,000 1,197,530
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 1,279,000 1,299,991
f
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 5,504,000 5,522,950
d ,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 4,377 2,175
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 2,347 2,049
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 1,318 1,084
d ,k
Dryden 53 CLO Ltd. , 2017-53A , AR , 144A, FRN , 4.905% ,
( 3-month SOFR + 1% ), 1/15/31 . ....................... United States 5,147,592 5,151,635
d ,k
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.913% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 12,600,000 12,602,375
d
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 2,215,044 2,219,879
n
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 5,369,607 5,400,302
n
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 1,567,714 1,575,359
d
GS Mortgage-Backed Securities Trust ,
2025-CES2 , A1 , 144A, 5.18% , 9/25/55 .................. United States 2,437,157 2,440,320
k
2025-HE1 , A1 , 144A, FRN , 5.733% , ( 30-day SOFR Average +
1.55% ), 10/25/55 .................................. United States 3,528,370 3,540,770
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 11,868,960 11,560,592
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 4,278,937 4,017,052
d ,n
J.P. Morgan Mortgage Trust , 2025-CES2 , A1 , 144A, FRN ,
5.592% , 6/25/55 . .................................. United States 3,331,330 3,355,482
d ,k
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 3,800,000 3,812,696

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,k
LCM 34 Ltd. , 34A , A1R , 144A, FRN , 5.064% , ( 3-month SOFR +
1.18% ), 10/20/34 . ................................. United States 10,900,000 $ 10,902,725
d ,k
LCM XVII LP , 17A , BRR , 144A, FRN , 5.766% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 4,590,000 4,606,791
d ,k
Madison Park Funding XLVIII Ltd. , 2021-48A , A , 144A, FRN ,
5.296% , ( 3-month SOFR + 1.412% ), 4/19/33 . ............. United States 7,847,390 7,853,619
d ,k
MidOcean Credit CLO XVIII LLC , 2025-18A , A1 , 144A, FRN ,
5.488% , ( 3-month SOFR + 1.17% ), 10/18/35 . ............. United States 10,000,000 9,997,810
d ,k
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR ,
144A, FRN , 5.11% , ( 3-month SOFR + 1.25% ), 7/23/36 . ..... Jersey 1,820,000 1,820,906
d ,k
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.136% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 1,262,818 1,263,463
d ,k
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 5.055% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 7,180,000 7,186,103
d
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 1,280,000 1,284,449
d ,k
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.104% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 10,000,000 10,012,211
d
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 3,713,482 3,712,769
d ,k
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 5.154% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 13,000,000 13,017,355
d ,k
Voya CLO Ltd. ,
2013-2A , A2AR , 144A, FRN , 5.52% , ( 3-month SOFR +
1.662% ), 4/25/31 .................................. United States 2,200,000 2,204,638
2013-2A , BR , 144A, FRN , 5.97% , ( 3-month SOFR + 2.112% ),
4/25/31 ......................................... United States 5,770,000 5,794,509
2016-1A , BR , 144A, FRN , 5.946% , ( 3-month SOFR + 2.062% ),
1/20/31 ......................................... United States 590,000 591,129
2019-3A , AR , 144A, FRN , 5.223% , ( 3-month SOFR + 1.342% ),
10/17/32 ........................................ United States 1,936,960 1,938,364
d ,k
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.1% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 6,500,000 6,507,934
203,685,948
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 274,950 275,014
Total Asset-Backed Securities (Cost $ 204,184,492 ) ............................
203,960,962
Commercial Mortgage-Backed Securities 4.3%
Financial Services 4.3%
n ,o
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 26,606,472 1,022,992
n ,o
BANK5 Trust ,
d
2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 ......... United States 49,399,775 1,987,610
2025-5YR14 , XA , IO, FRN , 0.984% , 4/15/58 ............. United States 50,159,333 1,950,917
n ,o
BBCMS Mortgage Trust ,
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 38,517,222 1,473,149
2025-5C33 , XA , IO, FRN , 0.818% , 3/15/58 ............... United States 53,572,868 1,654,555
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 5,285,807 5,097,183
n,o
2020-B20 , XA , IO, FRN , 1.523% , 10/15/53 ............... United States 36,906,717 1,879,785
n,o
2020-B22 , XA , IO, FRN , 1.496% , 1/15/54 ................ United States 26,372,630 1,630,451
n,o
2024-V12 , XA , IO, FRN , 0.847% , 12/15/57 ............... United States 51,023,024 1,576,382
n,o
2025-V13 , XA , IO, FRN , 0.914% , 2/15/58 ................ United States 46,939,000 1,477,865
n,o
2025-V14 , XA , IO, FRN , 0.768% , 4/15/57 ................ United States 78,357,838 2,344,827
n ,o
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 ............... United States 47,156,957 1,731,702

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
n,o
BMO Mortgage Trust, (continued)
2025-5C9 , XA , IO, FRN , 0.707% , 4/15/58 ................ United States 73,095,495 $ 2,021,003
d ,k
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 4.847% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 2,402,694 2,401,675
2021-VOLT , B , 144A, FRN , 5.097% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 3,768,741 3,767,323
2022-LP2 , A , 144A, FRN , 5.045% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 2,312,732 2,311,196
CFCRE Commercial Mortgage Trust ,
2016-C6 , B , 3.804% , 11/10/49 ........................ United States 3,371,000 3,147,395
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 2,540,000 2,516,098
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 1,618,597 1,609,398
n
COMM Mortgage Trust ,
d
2014-LC15 , D , 144A, FRN , 4.761% , 4/10/47 ............. United States 2,629,814 2,587,722
2015-CR26 , B , FRN , 4.391% , 10/10/48 ................. United States 2,642,150 2,610,345
2015-LC19 , C , FRN , 4.064% , 2/10/48 .................. United States 1,258,769 1,215,905
CSAIL Commercial Mortgage Trust ,
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 79,735 79,557
n,o
2021-C20 , XA , IO, FRN , 0.988% , 3/15/54 ................ United States 39,402,679 1,543,600
d ,f ,n
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.59% , 11/10/42 ................................... United States 3,860,000 3,864,825
GS Mortgage Securities Trust ,
d,n
2013-GC13 , AS , 144A, FRN , 3.874% , 7/10/46 ............ United States 1,096,826 1,083,558
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 1,150,000 1,143,780
2016-GS3 , A3 , 2.592% , 10/10/49 ...................... United States 6,453,781 6,393,293
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 3,990,000 3,878,754
n
2016-JP3 , B , FRN , 3.397% , 8/15/49 .................... United States 1,368,000 1,274,623
JPMBB Commercial Mortgage Securities Trust , 2016-C1 , A5 ,
3.576% , 3/17/49 ................................... United States 3,761,000 3,750,764
Morgan Stanley Bank of America Merrill Lynch Trust ,
n
2013-C10 , B , FRN , 3.953% , 7/15/46 ................... United States 3,247,801 3,085,441
n
2013-C10 , C , FRN , 3.953% , 7/15/46 ................... United States 4,935,000 4,560,130
n
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 3,101,713 3,009,086
n
2013-C9 , C , FRN , 3.709% , 5/15/46 .................... United States 3,888,000 3,617,764
n
2015-C26 , B , FRN , 4.09% , 10/15/48 ................... United States 3,676,000 3,652,559
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 1,118,441 1,111,707
n,o
2025-5C1 , XA , IO, FRN , 1.156% , 3/15/58 ................ United States 39,343,014 1,739,221
f
2025-5C2 , AS , 5.384% , 11/15/30 ...................... United States 4,968,000 5,101,652
n ,o
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.262% ,
5/15/54 ......................................... United States 37,033,250 1,644,899
d ,f ,n
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.668% , 11/05/38 .................................. United States 4,200,000 4,199,663
n
Wells Fargo Commercial Mortgage Trust ,
2016-C32 , B , FRN , 4.682% , 1/15/59 ................... United States 1,698,000 1,669,786
o
2025-5C3 , XA , IO, FRN , 0.818% , 1/15/58 ................ United States 41,964,548 1,284,850
n
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................... United States 2,328,532 2,279,639
2014-C23 , B , FRN , 4.279% , 10/15/57 ................... United States 1,881,000 1,826,135
109,810,764
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 109,197,656 ) .............
109,810,764

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 32.2%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 6,934 $ 7,076
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.0%
FHLMC Gold Pool, 20 Year , 5%, 5/01/27 - 5/01/30 ........... United States 43,310 43,725
FHLMC Gold Pool, 30 Year , 4.5%, 10/01/40 ............... United States 30,991 31,199
FHLMC Gold Pool, 30 Year , 5%, 3/01/34 - 2/01/38 ........... United States 159,684 163,496
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 6/01/36 ......... United States 276,937 287,375
FHLMC Gold Pool, 30 Year , 6%, 6/01/33 - 6/01/37 ........... United States 125,304 130,700
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 6/01/36 ........ United States 25,328 26,736
FHLMC Gold Pool, 30 Year , 7%, 8/01/32 .................. United States 1,191 1,246
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/31 ................ United States 1,052 1,092
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 31,207,166 25,456,421
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 32,410,056 30,917,181
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 22,071,657 21,529,063
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 22,645,947 23,021,074
101,609,308
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.31%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 25,468 26,132
Federal National Mortgage Association (FNMA) Fixed Rate 19.0%
FNMA, 15 Year , 2.5%, 7/01/27 ......................... United States 17,576 17,350
FNMA, 20 Year , 4.5%, 3/01/28 ......................... United States 3,348 3,341
FNMA, 20 Year , 5%, 1/01/26 - 6/01/31 .................... United States 66,527 67,101
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 95,325,480 77,757,762
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 13,487,524 12,139,707
FNMA, 30 Year , 3.5%, 8/01/52 ......................... United States 31,182,979 29,007,799
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 6,701,999 6,519,580
FNMA, 30 Year , 4.5%, 2/01/41 ......................... United States 98,297 98,891
FNMA, 30 Year , 5%, 10/01/35 .......................... United States 204,384 209,660
FNMA, 30 Year , 5%, 4/01/53 ........................... United States 21,685,567 21,685,549
FNMA, 30 Year , 5.5%, 9/01/33 - 12/01/35 ................. United States 302,681 312,463
FNMA, 30 Year , 6%, 6/01/34 - 5/01/38 .................... United States 556,691 577,212
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 20,456,830 20,976,506
FNMA, 30 Year , 6.5%, 3/01/28 - 10/01/37 ................. United States 85,031 89,290
FNMA, 30 Year , 7.5%, 10/01/29 ......................... United States 1,141 1,174
q
Uniform Mortgage-Backed Securities , 1.5% , TBA, 11/25/55 .... United States 15,910,000 12,289,938
q
Uniform Mortgage-Backed Securities , 2% , TBA, 11/25/55 ..... United States 7,099,000 5,758,824
q
Uniform Mortgage-Backed Securities , 2.5% , TBA, 11/25/55 .... United States 110,861,000 94,140,829
q
Uniform Mortgage-Backed Securities , 3% , TBA, 11/25/55 ..... United States 63,901,000 56,632,261
q
Uniform Mortgage-Backed Securities , 3.5% , TBA, 11/25/55 .... United States 9,189,000 8,473,135
q
Uniform Mortgage-Backed Securities , 4% , TBA, 11/25/55 ..... United States 21,750,000 20,639,485
q
Uniform Mortgage-Backed Securities , 5% , TBA, 11/25/55 ..... United States 39,050,000 38,859,489
q
Uniform Mortgage-Backed Securities , 5.5% , TBA, 11/25/55 .... United States 50,590,000 51,118,813
q
Uniform Mortgage-Backed Securities , 6% , TBA, 11/25/55 ..... United States 29,040,000 29,699,592
487,075,751
Government National Mortgage Association (GNMA) Fixed Rate 9.2%
GNMA I, Single-family, 30 Year , 5%, 6/15/34 - 7/15/34 ........ United States 25,249 25,561
GNMA I, Single-family, 30 Year , 5.5%, 2/15/33 - 6/15/36 ...... United States 127,041 129,287
GNMA I, Single-family, 30 Year , 6%, 8/15/36 ............... United States 5,455 5,673
GNMA I, Single-family, 30 Year , 7.5%, 5/15/27 .............. United States 84 85
q
GNMA II, Single-family, 30 Year , 2%, 11/15/55 .............. United States 34,310,000 28,545,833
q
GNMA II, Single-family, 30 Year , 2.5%, 11/15/55 ............ United States 14,570,000 12,613,853
q
GNMA II, Single-family, 30 Year , 3.5%, 11/15/55 ............ United States 19,960,000 18,274,033
q
GNMA II, Single-family, 30 Year , 4.5%, 11/15/55 ............ United States 23,000,000 22,451,306
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 51,597 52,415

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
q
GNMA II, Single-family, 30 Year , 5%, 11/15/55 .............. United States 18,439,000 $ 18,385,114
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 ............. United States 27,592 28,504
q
GNMA II, Single-family, 30 Year , 5.5%, 11/15/55 ............ United States 27,833,000 28,066,878
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 30,758 32,502
q
GNMA II, Single-family, 30 Year , 6%, 11/15/55 .............. United States 81,518,000 82,973,742
GNMA II, Single-family, 30 Year , 6.5%, 7/20/28 - 12/20/31 ..... United States 15,212 15,862
q
GNMA II, Single-family, 30 Year , 6.5%, 11/15/55 ............ United States 23,635,000 24,370,964
GNMA II, Single-family, 30 Year , 7.5%, 4/20/32 ............. United States 4,334 4,427
235,976,039
Total Mortgage-Backed Securities (Cost $ 819,661,580 ) .........................
824,694,306
Residential Mortgage-Backed Securities 3.0%
Commercial Services & Supplies 0.1%
d ,k
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.033% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,675,000 2,768,831
Financial Services 2.9%
d
BRAVO Residential Funding Trust ,
n
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 1,910,709 1,837,071
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 940,743 949,421
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 928,225 938,215
d ,k
Chase Home Lending Mortgage Trust ,
2025-3 , A11 , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 2,217,513 2,219,949
2025-7 , A11 , 144A, FRN , 5.583% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 2,018,794 2,025,843
d ,n
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 422,066 405,464
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 1,179,763 1,119,599
d ,k
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 5.483% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 1,980,317 1,981,493
d ,n
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 2,738,947 2,731,326
d
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 742,814 749,353
d ,k
FHLMC STACR REMIC Trust ,
2025-DNA1 , A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 2,233,125 2,236,391
2025-DNA3 , M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 4,359,055 4,364,591
k
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 11.047% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 291,166 296,112
d
2025-R01 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 1,740,222 1,742,862
d
2025-R02 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 1,211,367 1,214,295
d
2025-R03 , 2A1 , 144A, FRN , 5.633% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,793,601 1,806,193
d
2025-R04 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 1,608,865 1,612,296
d ,k
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 5.483% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 973,996 974,457
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 656,450 662,518
d
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,908,358 1,907,812

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
J.P. Morgan Mortgage Trust ,
n
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 3,257,948 $ 2,917,868
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 1,163,925 1,172,433
d ,n
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 897,000 903,538
d ,n
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 3,750,055 3,688,713
d
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 2,104,695 2,123,956
d
OBX Trust ,
n
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 924,527 830,389
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 1,878,943 1,903,927
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,214,025 1,223,381
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,507,118 1,523,717
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 2,492,730 2,525,102
k
2025-J2 , AF , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 3,987,380 3,989,568
d ,n
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 1,742,889 1,704,877
d ,k
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 5.533% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 647,600 649,319
d ,n
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,490,407 1,332,365
d ,n
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,281,364 1,112,298
d ,n
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 8,260,770 7,481,547
d ,k
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.683% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 2,792,176 2,800,841
d ,k
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.583% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 2,113,173 2,115,492
d
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 471,096 476,319
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,563,664 1,586,157
73,837,068
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 78,507,310 ) ...............
76,605,899
Agency Commercial Mortgage-Backed Securities 4.1%
Financial Services 4.1%
o
FHLMC ,
4988 , LI , IO, 4% , 7/25/50 ............................ United States 26,674,537 6,347,038
5052 , KI , IO, 4% , 12/25/50 ........................... United States 20,214,590 4,014,700
5070 , HI , IO, 3.5% , 2/25/51 .......................... United States 30,470,860 5,844,222
5125 , IL , IO, 4.5% , 11/15/47 .......................... United States 23,680,068 5,012,876
5147 , NI , IO, 3% , 10/25/46 ........................... United States 69,299,190 9,911,295
5164 , IC , IO, 4% , 11/25/51 ........................... United States 23,756,755 5,055,528
5206 , IV , IO, 4% , 1/25/50 ............................ United States 32,720,321 5,401,219
5365 , IO, 2.5% , 7/25/51 ............................. United States 48,088,825 7,744,624
5529 , EI , IO, 4.5% , 11/25/51 ......................... United States 19,857,208 4,401,652
k
FNMA ,
2024-105 , KF , FRN , 5.183% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 10,768,408 10,803,887
2024-87 , FB , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 10,417,340 10,448,915
o
GNMA ,
2019-137 , PI , IO, 3.5% , 11/20/49 ...................... United States 30,387,237 5,847,902
2022-78 , IO, 3% , 8/20/51 ............................ United States 24,147,465 4,105,728

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
o
GNMA, (continued)
2023-168 , IE , IO, 3% , 11/20/51 ....................... United States 35,369,511 $ 5,831,446
2023-40 , CI , IO, 2% , 10/20/50 ........................ United States 21,953,741 2,245,688
2024-79 , IN , IO, 3% , 11/20/51 ........................ United States 22,837,709 4,948,064
2025-25 , IG , IO, 4.5% , 12/20/52 ....................... United States 11,740,796 2,383,958
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 27,801,115 5,427,984
105,776,726
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 105,765,099 ) ......
105,776,726
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 620,001 9,428
a
Mesquite Energy, Inc., Escrow Account ................... United States 6,000,000 30,300
Total Escrows and Litigation Trusts (Cost $ 5,707,489 ) .........................
39,728
Total Long Term Investments (Cost $ 3,031,554,730 ) ...........................
2,977,257,938
a
Short Term Investments 5.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.5%
r,s
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 140,654,287 140,654,287
Total Money Market Funds (Cost $ 140,654,287 ) ...............................
140,654,287
t
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
r,s
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 531,000 531,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 531,000 ) ...........................................................
531,000
Total Short Term Investments (Cost $ 141,185,287 ) .............................
141,185,287
a
Total Investments (Cost $ 3,172,740,017 ) 121.9% ..............................
$3,118,443,225
Other Assets, less Liabilities (21.9) % ........................................
(560,279,880)
Net Assets 100.0% .........................................................
$2,558,163,345
a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $858,274,265, representing 33.6% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security is on loan at October 31, 2025. See Note 1(e).
i
The rate shown represents the yield at period end.
j
See Note 1(h) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
r
See Note 3(f) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At October 31, 2025, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 0.3%
Block, Inc.
a,b
7846633.SQ.FTS.B, 4.75%, 11/30/25 .... $ 5,174 $ 137
a,b
7848953.SQ.FTS.B, 5.723%, 11/30/25 ... 16,191 455
a
7847801.SQ.FTS.B, 5.905%, 11/30/25 ... 480 332
a
7844476.SQ.FTS.B, 6.476%, 11/30/25 ... 3,665 2,681
a
7850420.SQ.FTS.B, 5.91%, 12/01/25 .... 2,069 1,294
a
7851585.SQ.FTS.B, 5.915%, 12/02/25 ... 1,148 551
a
7856432.SQ.FTS.B, 4.776%, 12/03/25 ... 2,936 1,890
a
7855676.SQ.FTS.B, 6.164%, 12/03/25 ... 2,038 1,565
a,b
7854215.SQ.FTS.B, 6.167%, 12/03/25 ... 1,540 29
a,b
7858606.SQ.FTS.B, 5.094%, 12/04/25 ... 11,300 301
a,b
7858486.SQ.FTS.B, 5.954%, 12/04/25 ... 814 12
a
7869186.SQ.FTS.B, 4.772%, 12/06/25 ... 1,421 924
a
7866671.SQ.FTS.B, 5.093%, 12/06/25 ... 2,304 1,446
a,b
7867381.SQ.FTS.B, 6.163%, 12/06/25 ... 10,339 239
a,b
7869657.SQ.FTS.B, 6.168%, 12/06/25 ... 1,298 56
a
7872677.SQ.FTS.B, 5.094%, 12/07/25 ... 15,240 10,028
a,b
7874634.SQ.FTS.B, 5.103%, 12/08/25 ... 972 42
a,b
7874816.SQ.FTS.B, 5.921%, 12/08/25 ... 1,137 517
a
7875298.SQ.FTS.B, 6.287%, 12/09/25 ... 2,494 1,506
a,b
7876499.SQ.FTS.B, 4.762%, 12/10/25 ... 600 28
a
7876109.SQ.FTS.B, 5.344%, 12/10/25 ... 1,093 878
a,b
7883146.SQ.FTS.B, 4.747%, 12/11/25 ... 7,837 134
a
7882617.SQ.FTS.B, 4.781%, 12/11/25 ... 1,115 1,002
a
7881492.SQ.FTS.B, 5.451%, 12/11/25 ... 507 303
a
7882947.SQ.FTS.B, 5.91%, 12/11/25 .... 2,944 1,610
a,b
7880155.SQ.FTS.B, 6.164%, 12/11/25 ... 1,351 32
a,b
7886840.SQ.FTS.B, 4.747%, 12/12/25 ... 511 8
a
7883810.SQ.FTS.B, 4.78%, 12/12/25 .... 3,158 2,362
a
7886682.SQ.FTS.B, 5.347%, 12/12/25 ... 466 414
a
7885173.SQ.FTS.B, 5.433%, 12/12/25 ... 636 287
a
7886251.SQ.FTS.B, 5.912%, 12/12/25 ... 11,473 5,422
a
7885639.SQ.FTS.B, 6.163%, 12/12/25 ... 4,182 3,332
a,b
7889998.SQ.FTS.B, 4.78%, 12/13/25 .... 4,101 106
a
7890338.SQ.FTS.B, 5.094%, 12/13/25 ... 687 588
a
7892128.SQ.FTS.B, 5.912%, 12/13/25 ... 126 85
a
7894731.SQ.FTS.B, 5.101%, 12/14/25 ... 226 219
a
7894822.SQ.FTS.B, 5.912%, 12/14/25 ... 2,092 1,480
a,b
7895307.SQ.FTS.B, 6.289%, 12/14/25 ... 20,016 336
a,b
7898689.SQ.FTS.B, 5.346%, 12/15/25 ... 8,085 5,815
a
7898977.SQ.FTS.B, 5.914%, 12/15/25 ... 2,006 1,274
a,b
7899279.SQ.FTS.B, 6.156%, 12/15/25 ... 1,617 37
a,b
7900211.SQ.FTS.B, 4.745%, 12/16/25 ... 1,260 22
a
7899843.SQ.FTS.B, 5.914%, 12/16/25 ... 1,109 679
a
7901133.SQ.FTS.B, 4.78%, 12/17/25 .... 2,134 1,649
a
7901651.SQ.FTS.B, 4.78%, 12/17/25 .... 1,538 1,239
Description
Principal
Amount Value
Block, Inc. (continued)
a
7902820.SQ.FTS.B, 5.344%, 12/17/25 ... $ 609 $ 497
a
7910935.SQ.FTS.B, 4.782%, 12/19/25 ... 896 839
a,b
7910537.SQ.FTS.B, 5.346%, 12/19/25 ... 16,066 311
a
7913838.SQ.FTS.B, 4.759%, 12/20/25 ... 142 82
a,b
7914153.SQ.FTS.B, 5.348%, 12/20/25 ... 5,956 82
a
7914015.SQ.FTS.B, 5.536%, 12/20/25 ... 181 157
a,b
7913994.SQ.FTS.B, 6.177%, 12/20/25 ... 1,646 26
a,b
7915978.SQ.FTS.B, 5.094%, 12/21/25 ... 36,680 842
a
7919163.SQ.FTS.B, 5.102%, 12/22/25 ... 1,612 941
a,b
7919471.SQ.FTS.B, 5.912%, 12/22/25 ... 5,680 157
a
7921307.SQ.FTS.B, 4.78%, 12/24/25 .... 550 449
a
7923129.SQ.FTS.B, 4.781%, 12/24/25 ... 7,405 5,198
a
7924602.SQ.FTS.B, 4.779%, 12/25/25 ... 397 388
a,b
7926597.SQ.FTS.B, 5.911%, 12/25/25 ... 3,105 86
a
7930175.SQ.FTS.B, 5.105%, 12/26/25 ... 1,301 894
a
7931961.SQ.FTS.B, 5.439%, 12/26/25 ... 5,349 2,586
a,b
7929420.SQ.FTS.B, 6.281%, 12/26/25 ... 2,513 58
a
7935066.SQ.FTS.B, 4.725%, 12/27/25 ... 208 99
a,b
7935729.SQ.FTS.B, 6.153%, 12/27/25 ... 1,923 32
a,b
7939914.SQ.FTS.B, 5.534%, 12/28/25 ... 7,671 4,877
a,b
7942180.SQ.FTS.B, 4.757%, 12/29/25 ... 2,229 695
a,b
7942057.SQ.FTS.B, 5.904%, 12/29/25 ... 3,066 47
a,b
7944955.SQ.FTS.B, 5.093%, 1/01/26 .... 24,782 516
a
7950936.SQ.FTS.B, 5.347%, 1/02/26 .... 6,771 4,756
a,b
7951446.SQ.FTS.B, 5.719%, 1/02/26 .... 3,188 115
a,b
7950515.SQ.FTS.B, 5.911%, 1/02/26 .... 1,304 16
a
7951188.SQ.FTS.B, 6.289%, 1/02/26 .... 441 360
a
7955230.SQ.FTS.B, 4.776%, 1/03/26 .... 1,126 1,035
a
7960559.SQ.FTS.B, 5.912%, 1/05/26 .... 2,569 1,565
a,b
7962505.SQ.FTS.B, 6.163%, 1/05/26 .... 20,002 5,957
a
7963762.SQ.FTS.B, 5.346%, 1/06/26 .... 8,008 4,734
a,b
7964764.SQ.FTS.B, 4.759%, 1/07/26 .... 1,606 38
a,b
7968350.SQ.FTS.B, 4.746%, 1/08/26 .... 1,919 32
a
7966471.SQ.FTS.B, 4.78%, 1/08/26 ..... 229 226
a
7965591.SQ.FTS.B, 5.535%, 1/08/26 .... 2,566 1,937
a
7967330.SQ.FTS.B, 6.172%, 1/08/26 .... 1,332 927
a,b
7971372.SQ.FTS.B, 4.748%, 1/09/26 .... 1,085 28
a
7969237.SQ.FTS.B, 5.097%, 1/09/26 .... 703 642
a
7970839.SQ.FTS.B, 5.718%, 1/09/26 .... 2,717 1,758
a
7970501.SQ.FTS.B, 5.912%, 1/09/26 .... 2,363 1,323
a
7971333.SQ.FTS.B, 6.472%, 1/09/26 .... 103 87
a,b
7978500.SQ.FTS.B, 4.766%, 1/11/26 .... 776 16
a,b
7977115.SQ.FTS.B, 5.436%, 1/11/26 .... 1,089 19
a
7980752.SQ.FTS.B, 5.912%, 1/11/26 .... 681 414
a
7980032.SQ.FTS.B, 6.174%, 1/11/26 .... 675 517

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
7983953.SQ.FTS.B, 5.723%, 1/12/26 .... $ 7,377 $ 5,082
a
7984687.SQ.FTS.B, 4.721%, 1/13/26 .... 309 152
a,b
7984842.SQ.FTS.B, 4.741%, 1/13/26 .... 3,159 39
a,b
7984169.SQ.FTS.B, 6.164%, 1/13/26 .... 24,072 583
a
7988566.SQ.FTS.B, 4.779%, 1/15/26 .... 1,204 1,130
a
7987316.SQ.FTS.B, 5.093%, 1/15/26 .... 9,983 7,058
a
7986712.SQ.FTS.B, 6.165%, 1/15/26 .... 2,345 908
a
7991634.SQ.FTS.B, 4.779%, 1/16/26 .... 2,046 1,953
a,b
7990281.SQ.FTS.B, 6.165%, 1/16/26 .... 9,974 146
a
7994628.SQ.FTS.B, 4.78%, 1/17/26 ..... 2,810 2,078
a,b
7993294.SQ.FTS.B, 6.151%, 1/17/26 .... 1,119 16
a,b
8000517.SQ.FTS.B, 6.284%, 1/17/26 .... 1,021 26
a
7997671.SQ.FTS.B, 6.289%, 1/17/26 .... 714 534
a
8003744.SQ.FTS.B, 5.522%, 1/18/26 .... 963 356
a,b
8004096.SQ.FTS.B, 6.163%, 1/18/26 .... 67,437 938
a,b
8008266.SQ.FTS.B, 4.722%, 1/19/26 .... 232 6
a,b
8008601.SQ.FTS.B, 4.78%, 1/19/26 ..... 6,115 168
a
8009685.SQ.FTS.B, 5.346%, 1/19/26 .... 1,126 573
a
8008734.SQ.FTS.B, 5.535%, 1/19/26 .... 4,467 2,026
a
8010484.SQ.FTS.B, 5.91%, 1/20/26 ..... 113 94
a,b
8010295.SQ.FTS.B, 5.911%, 1/20/26 .... 13,906 165
a
8010141.SQ.FTS.B, 6.174%, 1/20/26 .... 423 347
a
8010733.SQ.FTS.B, 4.759%, 1/21/26 .... 679 293
a
8010866.SQ.FTS.B, 5.547%, 1/21/26 .... 670 403
a
8014533.SQ.FTS.B, 5.347%, 1/22/26 .... 1,935 1,685
a
8012825.SQ.FTS.B, 5.906%, 1/22/26 .... 785 495
a
8015166.SQ.FTS.B, 6.158%, 1/22/26 .... 890 542
a
8016674.SQ.FTS.B, 4.775%, 1/23/26 .... 437 417
a
8016257.SQ.FTS.B, 5.095%, 1/23/26 .... 3,439 2,646
a
8016630.SQ.FTS.B, 6.465%, 1/23/26 .... 296 208
a,b
8016541.SQ.FTS.B, 6.477%, 1/23/26 .... 4,399 87
a,b
8021419.SQ.FTS.B, 4.759%, 1/24/26 .... 1,975 27
a
8021596.SQ.FTS.B, 5.093%, 1/24/26 .... 2,023 1,446
a
8021477.SQ.FTS.B, 6.142%, 1/24/26 .... 611 244
a
8020017.SQ.FTS.B, 6.148%, 1/24/26 .... 139 65
a,b
8020710.SQ.FTS.B, 6.162%, 1/24/26 .... 5,242 2,865
a,b
8021730.SQ.FTS.B, 6.478%, 1/24/26 .... 10,299 238
a
8025631.SQ.FTS.B, 4.717%, 1/25/26 .... 91 34
a,b
8025995.SQ.FTS.B, 5.422%, 1/25/26 .... 943 19
a
8027367.SQ.FTS.B, 6.164%, 1/25/26 .... 341 279
a
8031599.SQ.FTS.B, 5.346%, 1/27/26 .... 1,251 1,016
a,b
8031473.SQ.FTS.B, 5.445%, 1/27/26 .... 3,422 62
a
8031468.SQ.FTS.B, 5.503%, 1/27/26 .... 92 77
a
8032057.SQ.FTS.B, 5.912%, 1/27/26 .... 952 790
a
8035724.SQ.FTS.B, 5.724%, 1/29/26 .... 851 685
a
8040547.SQ.FTS.B, 5.351%, 1/30/26 .... 1,714 1,367
Description
Principal
Amount Value
Block, Inc. (continued)
a
8038659.SQ.FTS.B, 5.535%, 1/30/26 .... $ 604 $ 514
a
8037317.SQ.FTS.B, 6.165%, 1/30/26 .... 1,493 1,204
a
8048220.SQ.FTS.B, 4.78%, 2/01/26 ..... 774 624
a
8050429.SQ.FTS.B, 4.78%, 2/01/26 ..... 1,024 774
a,b
8051888.SQ.FTS.B, 4.744%, 2/02/26 .... 1,531 492
a,b
8052271.SQ.FTS.B, 6.163%, 2/02/26 .... 669 162
a,b
8050565.SQ.FTS.B, 6.164%, 2/02/26 .... 6,532 107
a
8054476.SQ.FTS.B, 5.094%, 2/03/26 .... 1,447 1,343
a
8055348.SQ.FTS.B, 5.535%, 2/04/26 .... 15,473 11,455
a
8057849.SQ.FTS.B, 4.78%, 2/05/26 ..... 5,372 4,910
a,b
8056576.SQ.FTS.B, 6.477%, 2/05/26 .... 669 15
a
8066050.SQ.FTS.B, 5.534%, 2/07/26 .... 1,754 1,421
a
8072491.SQ.FTS.B, 4.78%, 2/08/26 ..... 11,802 7,992
a
8070664.SQ.FTS.B, 4.803%, 2/08/26 .... 662 484
a
8071458.SQ.FTS.B, 5.433%, 2/08/26 .... 302 137
a
8070315.SQ.FTS.B, 5.902%, 2/08/26 .... 815 565
a
8070499.SQ.FTS.B, 6.289%, 2/08/26 .... 846 421
a
8074535.SQ.FTS.B, 4.78%, 2/09/26 ..... 22,532 17,742
a
8074449.SQ.FTS.B, 5.916%, 2/09/26 .... 820 694
a,b
8073409.SQ.FTS.B, 6.296%, 2/09/26 .... 1,109 18
a,b
8076636.SQ.FTS.B, 4.776%, 2/10/26 .... 547 8
a
8076022.SQ.FTS.B, 4.78%, 2/10/26 ..... 6,932 4,447
a
8076650.SQ.FTS.B, 5.094%, 2/10/26 .... 6,170 5,190
a
8080348.SQ.FTS.B, 4.78%, 2/12/26 ..... 7,299 6,903
a
8083196.SQ.FTS.B, 5.347%, 2/13/26 .... 5,807 3,895
a
8083106.SQ.FTS.B, 5.35%, 2/13/26 ..... 1,681 1,152
a
8085601.SQ.FTS.B, 4.782%, 2/14/26 .... 7,484 5,577
a,b
8085032.SQ.FTS.B, 6.48%, 2/14/26 ..... 9,808 225
a
8091464.SQ.FTS.B, 5.092%, 2/15/26 .... 3,613 3,248
a
8094844.SQ.FTS.B, 6.189%, 2/16/26 .... 118 103
a
8097211.SQ.FTS.B, 5.909%, 2/17/26 .... 2,164 1,290
a
8098680.SQ.FTS.B, 5.095%, 2/18/26 .... 11,619 7,695
a
8098527.SQ.FTS.B, 5.72%, 2/18/26 ..... 2,177 1,708
a
8100592.SQ.FTS.B, 5.912%, 2/19/26 .... 13,464 8,733
a
8101779.SQ.FTS.B, 5.912%, 2/19/26 .... 3,656 3,311
a
8099364.SQ.FTS.B, 5.917%, 2/19/26 .... 1,454 1,224
a,b
8104579.SQ.FTS.B, 6.474%, 2/20/26 .... 2,671 32
a,b
8113190.SQ.FTS.B, 6.543%, 2/22/26 .... 2,143 61
a
8117071.SQ.FTS.B, 5.667%, 2/23/26 .... 57 56
a
8117156.SQ.FTS.B, 6.152%, 2/23/26 .... 12,866 10,446
a
8119065.SQ.FTS.B, 6.155%, 2/24/26 .... 3,842 2,013
a
8119612.SQ.FTS.B, 5.102%, 2/25/26 .... 949 869
a
8122481.SQ.FTS.B, 4.78%, 2/26/26 ..... 15,292 12,098
a
8122041.SQ.FTS.B, 6.427%, 2/26/26 .... 532 482
a,b
8125247.SQ.FTS.B, 4.749%, 2/27/26 .... 2,612 55
a
8124889.SQ.FTS.B, 4.778%, 2/27/26 .... 866 851

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
8124817.SQ.FTS.B, 5.644%, 2/27/26 .... $ 1,528 $ 33
a
8137603.SQ.FTS.B, 4.782%, 2/28/26 .... 4,628 3,794
a
8137228.SQ.FTS.B, 5.668%, 2/28/26 .... 1,631 1,225
a
8139332.SQ.FTS.B, 6.318%, 2/28/26 .... 464 250
a
8139400.SQ.FTS.B, 6.423%, 2/28/26 .... 564 356
a
8143641.SQ.FTS.B, 5.905%, 3/01/26 .... 922 753
a
8144631.SQ.FTS.B, 4.779%, 3/02/26 .... 819 805
a
8147240.SQ.FTS.B, 4.783%, 3/03/26 .... 1,813 1,643
a
8152425.SQ.FTS.B, 6.667%, 3/04/26 .... 546 407
a,b
8155930.SQ.FTS.B, 5.114%, 3/05/26 .... 1,954 1,665
a
8158885.SQ.FTS.B, 5.92%, 3/05/26 ..... 1,277 727
a
8162974.SQ.FTS.B, 5.679%, 3/07/26 .... 296 253
a
8162440.SQ.FTS.B, 6.421%, 3/07/26 .... 6,964 3,138
a,b
8163826.SQ.FTS.B, 6.4%, 3/08/26 ...... 682 326
a,b
8165084.SQ.FTS.B, 5.41%, 3/09/26 ..... 11,638 155
a
8166378.SQ.FTS.B, 6.148%, 3/09/26 .... 1,020 799
a,b
8164934.SQ.FTS.B, 6.159%, 3/09/26 .... 1,203 350
a,b
8165043.SQ.FTS.B, 6.348%, 3/09/26 .... 1,261 539
a
8166162.SQ.FTS.B, 6.412%, 3/09/26 .... 611 470
a
8167762.SQ.FTS.B, 5.105%, 3/10/26 .... 650 544
a
8170828.SQ.FTS.B, 5.66%, 3/10/26 ..... 76 73
a
8180242.SQ.FTS.B, 4.775%, 3/12/26 .... 760 744
a
8177398.SQ.FTS.B, 4.779%, 3/12/26 .... 8,027 6,986
a
8178539.SQ.FTS.B, 4.78%, 3/12/26 ..... 9,322 4,245
a
8177307.SQ.FTS.B, 5.104%, 3/12/26 .... 865 772
a
8180951.SQ.FTS.B, 4.78%, 3/13/26 ..... 790 773
a,b
8181148.SQ.FTS.B, 5.628%, 3/13/26 .... 3,454 38
a
8180916.SQ.FTS.B, 6.346%, 3/13/26 .... 897 246
a
8185295.SQ.FTS.B, 5.101%, 3/15/26 .... 650 230
a
8185861.SQ.FTS.B, 6.336%, 3/15/26 .... 1,056 25
a,b
8187056.SQ.FTS.B, 4.779%, 3/16/26 .... 28,463 16,005
a
8186644.SQ.FTS.B, 4.78%, 3/16/26 ..... 1,436 1,386
a
8192987.SQ.FTS.B, 4.785%, 3/17/26 .... 301 299
a
8190366.SQ.FTS.B, 5.119%, 3/17/26 .... 1,133 1,026
a
8190913.SQ.FTS.B, 5.418%, 3/17/26 .... 626 577
a
8194976.SQ.FTS.B, 5.113%, 3/18/26 .... 11,675 10,399
a,b
8193726.SQ.FTS.B, 5.114%, 3/18/26 .... 14,703 271
a
8193577.SQ.FTS.B, 6.147%, 3/18/26 .... 477 394
a
8202617.SQ.FTS.B, 6.423%, 3/19/26 .... 1,263 1,087
a
8203009.SQ.FTS.B, 5.113%, 3/20/26 .... 2,819 2,436
a
8203270.SQ.FTS.B, 5.413%, 3/20/26 .... 2,732 1,871
a
8205825.SQ.FTS.B, 5.614%, 3/20/26 .... 609 199
a
8205976.SQ.FTS.B, 5.912%, 3/20/26 .... 3,845 2,578
a,b
8205369.SQ.FTS.B, 6.329%, 3/20/26 .... 1,746 11
a
8205642.SQ.FTS.B, 6.42%, 3/20/26 ..... 1,822 1,634
a,b
8204610.SQ.FTS.B, 6.682%, 3/20/26 .... 2,461 53
Description
Principal
Amount Value
Block, Inc. (continued)
a
8206989.SQ.FTS.B, 6.551%, 3/21/26 .... $ 2,400 $ 913
a
8211626.SQ.FTS.B, 4.778%, 3/23/26 .... 476 447
a
8210538.SQ.FTS.B, 4.96%, 3/23/26 ..... 2,687 1,694
a
8209672.SQ.FTS.B, 5.41%, 3/23/26 ..... 5,000 4,088
a,b
8209177.SQ.FTS.B, 6.148%, 3/23/26 .... 4,860 102
a
8209660.SQ.FTS.B, 6.394%, 3/23/26 .... 156 115
a
8211762.SQ.FTS.B, 4.78%, 3/24/26 ..... 72 72
a
8213268.SQ.FTS.B, 4.958%, 3/24/26 .... 3,152 1,019
a
8211919.SQ.FTS.B, 6.164%, 3/24/26 .... 681 423
a
8215602.SQ.FTS.B, 4.784%, 3/25/26 .... 1,065 509
a
8217705.SQ.FTS.B, 5.107%, 3/25/26 .... 1,790 1,541
a
8216882.SQ.FTS.B, 5.66%, 3/25/26 ..... 5,824 3,605
a,b
8216590.SQ.FTS.B, 6.314%, 3/25/26 .... 1,287 28
a
8221773.SQ.FTS.B, 4.778%, 3/26/26 .... 1,276 1,260
a
8223240.SQ.FTS.B, 6.146%, 3/26/26 .... 801 612
a
8221997.SQ.FTS.B, 6.536%, 3/26/26 .... 358 141
a
8226398.SQ.FTS.B, 5.627%, 3/27/26 .... 760 491
a
8227883.SQ.FTS.B, 5.913%, 3/27/26 .... 7,231 6,261
a
8228042.SQ.FTS.B, 4.779%, 3/28/26 .... 12,193 7,826
a
8228286.SQ.FTS.B, 5.635%, 3/28/26 .... 2,579 1,779
a
8231122.SQ.FTS.B, 5.409%, 3/30/26 .... 99 96
a
8237680.SQ.FTS.B, 4.956%, 4/01/26 .... 16,574 8,791
a
8239718.SQ.FTS.B, 4.924%, 4/02/26 .... 149 89
a
8246946.SQ.FTS.B, 5.409%, 4/03/26 .... 9,853 8,133
a
8247535.SQ.FTS.B, 6.552%, 4/03/26 .... 1,830 628
a
8248806.SQ.FTS.B, 6.675%, 4/03/26 .... 12,408 6,955
a
8249656.SQ.FTS.B, 4.778%, 4/04/26 .... 1,858 1,836
a
8250977.SQ.FTS.B, 4.778%, 4/04/26 .... 3,638 2,825
a
8250191.SQ.FTS.B, 6.334%, 4/04/26 .... 515 226
a
8255354.SQ.FTS.B, 4.958%, 4/07/26 .... 720 286
a
8255421.SQ.FTS.B, 5.41%, 4/07/26 ..... 7,290 5,830
a
8256969.SQ.FTS.B, 6.673%, 4/07/26 .... 910 831
a
8271679.SQ.FTS.B, 4.784%, 4/10/26 .... 134 134
a
8271343.SQ.FTS.B, 5.902%, 4/10/26 .... 772 624
a
8277202.SQ.FTS.B, 5.113%, 4/11/26 .... 4,957 3,121
a
8276869.SQ.FTS.B, 5.114%, 4/11/26 .... 9,066 7,967
a
8279483.SQ.FTS.B, 4.78%, 4/14/26 ..... 1,211 1,194
a
8283179.SQ.FTS.B, 5.117%, 4/15/26 .... 6,353 1,954
a
8281860.SQ.FTS.B, 5.408%, 4/15/26 .... 3,762 2,832
a
8284829.SQ.FTS.B, 5.412%, 4/15/26 .... 114 108
a
8284751.SQ.FTS.B, 5.63%, 4/15/26 ..... 1,119 712
a
8284791.SQ.FTS.B, 5.66%, 4/15/26 ..... 865 660
a
8283828.SQ.FTS.B, 6.324%, 4/15/26 .... 1,942 868
a,b
8287641.SQ.FTS.B, 5.112%, 4/16/26 .... 4,543 118
a,b
8287420.SQ.FTS.B, 5.909%, 4/16/26 .... 2,138 161
a
8286678.SQ.FTS.B, 6.164%, 4/16/26 .... 97 91

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
8288479.SQ.FTS.B, 6.326%, 4/16/26 .... $ 5,431 $ 80
a,b
8286845.SQ.FTS.B, 6.411%, 4/16/26 .... 1,221 25
a
8287565.SQ.FTS.B, 6.414%, 4/16/26 .... 1,035 907
a,b
8286690.SQ.FTS.B, 6.534%, 4/16/26 .... 1,636 34
a
8298055.SQ.FTS.B, 4.78%, 4/18/26 ..... 1,646 1,199
a
8296579.SQ.FTS.B, 5.66%, 4/18/26 ..... 52 45
a
8298827.SQ.FTS.B, 5.41%, 4/19/26 ..... 5,269 3,756
a
8299881.SQ.FTS.B, 4.782%, 4/20/26 .... 4,768 4,379
a
8299830.SQ.FTS.B, 5.403%, 4/20/26 .... 1,116 984
a
8299665.SQ.FTS.B, 6.663%, 4/20/26 .... 588 430
a
8302044.SQ.FTS.B, 4.78%, 4/21/26 ..... 530 526
a
8304334.SQ.FTS.B, 5.409%, 4/21/26 .... 3,687 2,695
a,b
8301755.SQ.FTS.B, 6.326%, 4/21/26 .... 4,584 92
a,b
8304151.SQ.FTS.B, 6.673%, 4/21/26 .... 2,143 47
a
8304649.SQ.FTS.B, 6.325%, 4/22/26 .... 2,391 1,856
a
8308031.SQ.FTS.B, 4.776%, 4/23/26 .... 1,419 1,363
a
8308934.SQ.FTS.B, 4.779%, 4/23/26 .... 2,606 2,589
a
8308182.SQ.FTS.B, 6.667%, 4/23/26 .... 377 341
a
8316235.SQ.FTS.B, 5.113%, 4/24/26 .... 6,417 6,118
a
8317207.SQ.FTS.B, 5.412%, 4/24/26 .... 3,274 2,972
a
8318235.SQ.FTS.B, 5.646%, 4/25/26 .... 1,663 695
a,b
8319657.SQ.FTS.B, 5.66%, 4/25/26 ..... 16,368 316
a
8322385.SQ.FTS.B, 4.78%, 4/27/26 ..... 1,792 1,517
a
8321877.SQ.FTS.B, 5.114%, 4/27/26 .... 669 666
a
8322107.SQ.FTS.B, 6.54%, 4/27/26 ..... 1,414 952
a
8325680.SQ.FTS.B, 4.78%, 4/28/26 ..... 913 909
a
8323377.SQ.FTS.B, 6.552%, 4/28/26 .... 3,171 2,027
a
8329109.SQ.FTS.B, 4.78%, 4/29/26 ..... 5,786 5,707
a
8330511.SQ.FTS.B, 4.781%, 4/29/26 .... 2,069 2,055
a
8329865.SQ.FTS.B, 5.114%, 4/29/26 .... 15,547 13,899
a
8327713.SQ.FTS.B, 5.413%, 4/29/26 .... 1,721 1,393
a
8332018.SQ.FTS.B, 4.78%, 4/30/26 ..... 2,366 2,356
a
8337108.SQ.FTS.B, 4.78%, 4/30/26 ..... 1,381 1,371
a
8332944.SQ.FTS.B, 4.781%, 4/30/26 .... 295 295
a
8333141.SQ.FTS.B, 4.966%, 4/30/26 .... 607 367
a
8336735.SQ.FTS.B, 5.113%, 4/30/26 .... 1,175 1,152
a
8333158.SQ.FTS.B, 5.115%, 4/30/26 .... 2,824 2,609
a
8334093.SQ.FTS.B, 5.635%, 4/30/26 .... 8,384 5,770
a
8339406.SQ.FTS.B, 6.152%, 4/30/26 .... 4,643 3,904
a,b
8339247.SQ.FTS.B, 6.673%, 4/30/26 .... 8,515 110
a
8339395.SQ.FTS.B, 6.693%, 4/30/26 .... 146 138
a
8340531.SQ.FTS.B, 5.409%, 5/01/26 .... 28,004 19,055
a
8344402.SQ.FTS.B, 5.111%, 5/02/26 .... 522 509
a,b
8344345.SQ.FTS.B, 6.329%, 5/02/26 .... 3,111 812
a
8344398.SQ.FTS.B, 6.359%, 5/02/26 .... 248 106
a
8345584.SQ.FTS.B, 6.415%, 5/03/26 .... 1,907 1,233
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8348402.SQ.FTS.B, 4.952%, 5/04/26 .... $ 517 $ 253
a
8347538.SQ.FTS.B, 5.115%, 5/04/26 .... 3,317 2,713
a,b
8347967.SQ.FTS.B, 5.117%, 5/04/26 .... 3,536 3,034
a
8348640.SQ.FTS.B, 5.66%, 5/04/26 ..... 1,183 885
a,b
8349157.SQ.FTS.B, 6.327%, 5/04/26 .... 5,772 93
a
8352758.SQ.FTS.B, 4.78%, 5/05/26 ..... 63,915 46,250
a
8351752.SQ.FTS.B, 6.422%, 5/05/26 .... 10,893 7,282
a
8350374.SQ.FTS.B, 6.554%, 5/05/26 .... 94 82
a
8354113.SQ.FTS.B, 5.112%, 5/06/26 .... 2,443 2,372
a
8355462.SQ.FTS.B, 5.409%, 5/06/26 .... 15,547 14,794
a
8362642.SQ.FTS.B, 5.113%, 5/07/26 .... 6,766 5,916
a
8362438.SQ.FTS.B, 5.121%, 5/07/26 .... 662 653
a
8360828.SQ.FTS.B, 5.66%, 5/07/26 ..... 11,866 6,860
a
8361678.SQ.FTS.B, 6.141%, 5/07/26 .... 1,017 826
a
8361761.SQ.FTS.B, 6.152%, 5/07/26 .... 3,748 2,570
a
8363676.SQ.FTS.B, 6.176%, 5/07/26 .... 322 297
a
8362553.SQ.FTS.B, 6.315%, 5/07/26 .... 200 178
a
8367859.SQ.FTS.B, 4.78%, 5/08/26 ..... 2,964 1,235
a
8367817.SQ.FTS.B, 4.954%, 5/08/26 .... 1,716 427
a
8368633.SQ.FTS.B, 5.675%, 5/09/26 .... 810 538
a
8368496.SQ.FTS.B, 6.151%, 5/09/26 .... 2,386 2,136
a,b
8370594.SQ.FTS.B, 5.615%, 5/11/26 .... 358 8
a
8370406.SQ.FTS.B, 6.154%, 5/11/26 .... 1,367 1,181
a
8370392.SQ.FTS.B, 6.301%, 5/11/26 .... 311 205
a,b
8370612.SQ.FTS.B, 6.42%, 5/11/26 ..... 4,659 77
a
8372949.SQ.FTS.B, 4.774%, 5/12/26 .... 280 278
a
8373109.SQ.FTS.B, 5.402%, 5/12/26 .... 771 712
a
8373458.SQ.FTS.B, 5.912%, 5/12/26 .... 3,082 1,732
a,b
8373052.SQ.FTS.B, 6.141%, 5/12/26 .... 2,470 51
a
8372657.SQ.FTS.B, 6.154%, 5/12/26 .... 6,697 3,864
a,b
8373371.SQ.FTS.B, 6.321%, 5/12/26 .... 3,913 68
a
8374700.SQ.FTS.B, 6.424%, 5/12/26 .... 4,926 2,647
a,b
8376661.SQ.FTS.B, 4.956%, 5/13/26 .... 1,560 31
a,b
8376230.SQ.FTS.B, 5.66%, 5/13/26 ..... 4,232 52
a
8380787.SQ.FTS.B, 4.781%, 5/14/26 .... 937 894
a,b
8381919.SQ.FTS.B, 4.965%, 5/14/26 .... 1,506 21
a
8383275.SQ.FTS.B, 5.404%, 5/14/26 .... 2,532 2,154
a,b
8382098.SQ.FTS.B, 6.149%, 5/14/26 .... 8,174 153
a,b
8383353.SQ.FTS.B, 6.15%, 5/14/26 ..... 37,881 477
a,b
8382493.SQ.FTS.B, 6.55%, 5/14/26 ..... 10,128 103
a
8385298.SQ.FTS.B, 5.66%, 5/15/26 ..... 1,247 1,192
a
8386241.SQ.FTS.B, 5.66%, 5/15/26 ..... 940 931
a
8387911.SQ.FTS.B, 4.781%, 5/16/26 .... 3,169 780
a
8388466.SQ.FTS.B, 5.125%, 5/16/26 .... 1,177 966
a
8388312.SQ.FTS.B, 5.427%, 5/16/26 .... 876 693
a
8389274.SQ.FTS.B, 4.779%, 5/17/26 .... 4,117 4,066

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8388964.SQ.FTS.B, 6.176%, 5/17/26 .... $ 296 $ 270
a
8392372.SQ.FTS.B, 4.78%, 5/18/26 ..... 3,862 2,701
a
8391872.SQ.FTS.B, 4.785%, 5/18/26 .... 577 573
a
8391986.SQ.FTS.B, 5.112%, 5/18/26 .... 5,055 3,956
a
8390042.SQ.FTS.B, 5.66%, 5/18/26 ..... 2,235 1,390
a
8390639.SQ.FTS.B, 6.427%, 5/18/26 .... 1,002 267
a,b
8396180.SQ.FTS.B, 4.959%, 5/19/26 .... 1,271 18
a
8396115.SQ.FTS.B, 5.115%, 5/19/26 .... 1,942 1,648
a
8395941.SQ.FTS.B, 6.146%, 5/19/26 .... 2,330 1,808
a
8396223.SQ.FTS.B, 6.152%, 5/19/26 .... 6,720 1,977
a,b
8398764.SQ.FTS.B, 5.66%, 5/20/26 ..... 21,029 395
a
8400582.SQ.FTS.B, 6.14%, 5/20/26 ..... 72 71
a
8405508.SQ.FTS.B, 5.91%, 5/21/26 ..... 1,884 1,365
a
8406914.SQ.FTS.B, 6.547%, 5/21/26 .... 9,140 5,628
a
8407557.SQ.FTS.B, 4.78%, 5/22/26 ..... 5,772 5,467
a
8412573.SQ.FTS.B, 4.784%, 5/22/26 .... 4,688 3,039
a,b
8408339.SQ.FTS.B, 6.551%, 5/22/26 .... 5,451 52
a
8413600.SQ.FTS.B, 6.43%, 5/23/26 ..... 327 311
a
8414293.SQ.FTS.B, 4.776%, 5/24/26 .... 885 865
a
8414495.SQ.FTS.B, 4.781%, 5/24/26 .... 5,338 3,959
a
8414477.SQ.FTS.B, 6.13%, 5/24/26 ..... 141 134
a
8417488.SQ.FTS.B, 5.112%, 5/25/26 .... 2,764 2,562
a,b
8418827.SQ.FTS.B, 5.409%, 5/25/26 .... 63,980 913
a
8422610.SQ.FTS.B, 4.779%, 5/26/26 .... 2,145 2,134
a
8422169.SQ.FTS.B, 5.663%, 5/26/26 .... 7,339 4,975
a
8424605.SQ.FTS.B, 5.911%, 5/26/26 .... 6,301 4,545
a
8423462.SQ.FTS.B, 5.912%, 5/26/26 .... 1,460 1,370
a
8423665.SQ.FTS.B, 6.152%, 5/26/26 .... 18,507 15,309
a
8430002.SQ.FTS.B, 4.781%, 5/27/26 .... 284 282
a
8431917.SQ.FTS.B, 4.779%, 5/28/26 .... 797 784
a
8432444.SQ.FTS.B, 4.78%, 5/28/26 ..... 21,677 20,643
a
8431964.SQ.FTS.B, 4.781%, 5/28/26 .... 541 536
a
8431777.SQ.FTS.B, 5.663%, 5/28/26 .... 1,639 1,620
a
8431678.SQ.FTS.B, 6.153%, 5/28/26 .... 2,247 2,001
a,b
8435782.SQ.FTS.B, 4.943%, 5/29/26 .... 1,958 30
a
8436467.SQ.FTS.B, 4.962%, 5/29/26 .... 1,022 475
a
8436849.SQ.FTS.B, 5.115%, 5/29/26 .... 186 182
a
8435257.SQ.FTS.B, 5.917%, 5/29/26 .... 1,718 1,518
a
8436507.SQ.FTS.B, 6.424%, 5/29/26 .... 927 757
a
8437733.SQ.FTS.B, 4.78%, 5/30/26 ..... 57 57
a
8437080.SQ.FTS.B, 5.112%, 5/30/26 .... 3,267 3,192
a
8438834.SQ.FTS.B, 4.771%, 6/01/26 .... 504 497
a
8438474.SQ.FTS.B, 5.132%, 6/01/26 .... 244 239
a
8442089.SQ.FTS.B, 4.778%, 6/02/26 .... 934 927
a
8440181.SQ.FTS.B, 5.639%, 6/02/26 .... 1,832 905
a
8439564.SQ.FTS.B, 5.908%, 6/02/26 .... 989 710
Description
Principal
Amount Value
Block, Inc. (continued)
a
8439931.SQ.FTS.B, 6.559%, 6/02/26 .... $ 1,618 $ 343
a
8444430.SQ.FTS.B, 5.666%, 6/03/26 .... 1,547 1,476
a
8445955.SQ.FTS.B, 5.912%, 6/03/26 .... 11,460 11,291
a,b
8445397.SQ.FTS.B, 6.325%, 6/03/26 .... 12,637 153
a
8448998.SQ.FTS.B, 6.334%, 6/03/26 .... 298 289
a
8444330.SQ.FTS.B, 6.674%, 6/03/26 .... 279 270
a
8452856.SQ.FTS.B, 4.769%, 6/04/26 .... 370 363
a
8451575.SQ.FTS.B, 5.409%, 6/04/26 .... 20,874 17,925
a
8449646.SQ.FTS.B, 5.912%, 6/04/26 .... 670 627
a
8449424.SQ.FTS.B, 6.419%, 6/04/26 .... 1,507 1,038
a
8458102.SQ.FTS.B, 4.935%, 6/05/26 .... 17 15
a,b
8458127.SQ.FTS.B, 5.114%, 6/05/26 .... 19,354 353
a
8459618.SQ.FTS.B, 5.409%, 6/05/26 .... 2,729 2,686
a
8457102.SQ.FTS.B, 6.428%, 6/05/26 .... 4,197 2,317
a
8461445.SQ.FTS.B, 4.78%, 6/06/26 ..... 10,912 10,460
a
8465101.SQ.FTS.B, 4.782%, 6/06/26 .... 1,054 1,043
a
8463921.SQ.FTS.B, 4.948%, 6/06/26 .... 1,044 679
a,b
8463484.SQ.FTS.B, 6.672%, 6/06/26 .... 9,869 1,827
a
8467364.SQ.FTS.B, 6.549%, 6/08/26 .... 1,423 1,355
a
8467646.SQ.FTS.B, 6.657%, 6/08/26 .... 1,233 622
a
8470542.SQ.FTS.B, 5.114%, 6/09/26 .... 10,911 8,131
a
8469043.SQ.FTS.B, 5.425%, 6/09/26 .... 181 178
a,b
8471165.SQ.FTS.B, 5.635%, 6/09/26 .... 18,441 376
a,b
8470455.SQ.FTS.B, 6.325%, 6/09/26 .... 984 265
a
8470281.SQ.FTS.B, 6.419%, 6/09/26 .... 4,030 3,606
a
8468131.SQ.FTS.B, 6.42%, 6/09/26 ..... 5,895 4,467
a
8474537.SQ.FTS.B, 4.78%, 6/10/26 ..... 8,202 7,884
a
8476347.SQ.FTS.B, 4.78%, 6/10/26 ..... 2,050 2,017
a
8475672.SQ.FTS.B, 5.115%, 6/10/26 .... 5,469 5,194
a
8476774.SQ.FTS.B, 6.326%, 6/10/26 .... 711 468
a
8480123.SQ.FTS.B, 4.78%, 6/11/26 ..... 825 814
a
8480803.SQ.FTS.B, 5.663%, 6/11/26 .... 2,509 2,459
a
8480113.SQ.FTS.B, 6.533%, 6/11/26 .... 626 484
a
8485153.SQ.FTS.B, 4.78%, 6/12/26 ..... 1,378 1,246
a
8488004.SQ.FTS.B, 4.78%, 6/12/26 ..... 297 294
a
8484092.SQ.FTS.B, 4.782%, 6/12/26 .... 1,638 1,618
a
8485124.SQ.FTS.B, 4.953%, 6/12/26 .... 655 544
a,b
8488063.SQ.FTS.B, 4.957%, 6/12/26 .... 1,562 580
a
8488107.SQ.FTS.B, 5.409%, 6/12/26 .... 635 630
a
8483299.SQ.FTS.B, 6.153%, 6/12/26 .... 3,808 3,608
a,b
8485522.SQ.FTS.B, 6.42%, 6/12/26 ..... 13,205 258
a
8485266.SQ.FTS.B, 6.548%, 6/12/26 .... 721 694
a
8490498.SQ.FTS.B, 4.78%, 6/13/26 ..... 1,726 1,679
a
8490622.SQ.FTS.B, 4.781%, 6/13/26 .... 14,971 13,659
a
8489971.SQ.FTS.B, 5.113%, 6/13/26 .... 4,379 3,972
a
8492312.SQ.FTS.B, 5.393%, 6/13/26 .... 87 86

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8492444.SQ.FTS.B, 5.11%, 6/14/26 ..... $ 2,403 $ 2,297
a
8493423.SQ.FTS.B, 4.78%, 6/15/26 ..... 11,604 11,346
a
8494017.SQ.FTS.B, 6.424%, 6/15/26 .... 3,529 2,720
a
8497694.SQ.FTS.B, 5.11%, 6/16/26 ..... 4,022 3,839
a
8495866.SQ.FTS.B, 5.409%, 6/16/26 .... 3,735 3,599
a
8496689.SQ.FTS.B, 6.15%, 6/16/26 ..... 3,037 1,931
a
8496182.SQ.FTS.B, 6.411%, 6/16/26 .... 185 167
a
8502376.SQ.FTS.B, 6.104%, 6/17/26 .... 1,123 1,084
a
8506309.SQ.FTS.B, 4.778%, 6/18/26 .... 3,931 3,055
a
8503138.SQ.FTS.B, 6.415%, 6/18/26 .... 1,828 1,232
a
8511726.SQ.FTS.B, 5.355%, 6/19/26 .... 991 940
a
8511814.SQ.FTS.B, 5.406%, 6/19/26 .... 1,572 1,538
a
8509415.SQ.FTS.B, 5.66%, 6/19/26 ..... 3,946 3,923
a
8512865.SQ.FTS.B, 5.912%, 6/19/26 .... 21,196 17,283
a
8513998.SQ.FTS.B, 4.779%, 6/20/26 .... 8,593 8,417
a
8514930.SQ.FTS.B, 5.026%, 6/20/26 .... 1,724 1,677
a
8517466.SQ.FTS.B, 6.668%, 6/20/26 .... 726 546
a
8519368.SQ.FTS.B, 4.717%, 6/21/26 .... 1,028 1,016
a
8519446.SQ.FTS.B, 4.718%, 6/21/26 .... 2,584 2,554
a
8519228.SQ.FTS.B, 4.72%, 6/21/26 ..... 3,279 3,214
a
8518810.SQ.FTS.B, 5.031%, 6/21/26 .... 657 652
a
8520700.SQ.FTS.B, 4.709%, 6/22/26 .... 1,082 1,062
a
8520777.SQ.FTS.B, 4.717%, 6/22/26 .... 4,905 4,615
a
8520522.SQ.FTS.B, 6.114%, 6/22/26 .... 838 657
a
8520316.SQ.FTS.B, 6.442%, 6/22/26 .... 2,838 1,422
a
8520403.SQ.FTS.B, 6.448%, 6/22/26 .... 2,494 1,936
a
8524499.SQ.FTS.B, 4.707%, 6/23/26 .... 1,001 940
a,b
8523060.SQ.FTS.B, 4.979%, 6/23/26 .... 1,036 12
a
8523506.SQ.FTS.B, 5.344%, 6/23/26 .... 1,348 1,329
a
8521459.SQ.FTS.B, 5.346%, 6/23/26 .... 7,459 7,294
a,b
8523082.SQ.FTS.B, 6.335%, 6/23/26 .... 3,415 57
a
8522464.SQ.FTS.B, 6.446%, 6/23/26 .... 8,871 7,618
a
8525273.SQ.FTS.B, 4.724%, 6/24/26 .... 104 103
a
8525381.SQ.FTS.B, 4.776%, 6/24/26 .... 4,278 3,587
a
8526175.SQ.FTS.B, 4.927%, 6/24/26 .... 414 302
a
8528509.SQ.FTS.B, 5.031%, 6/24/26 .... 2,600 2,544
a
8527075.SQ.FTS.B, 6.152%, 6/24/26 .... 10,718 9,254
a
8530524.SQ.FTS.B, 6.102%, 6/25/26 .... 205 196
a
8530766.SQ.FTS.B, 6.102%, 6/25/26 .... 4,243 3,939
a,b
8530595.SQ.FTS.B, 6.289%, 6/25/26 .... 11,746 167
a
8531342.SQ.FTS.B, 4.78%, 6/26/26 ..... 6,168 6,070
a
8533570.SQ.FTS.B, 5.035%, 6/26/26 .... 266 263
a
8533616.SQ.FTS.B, 5.338%, 6/26/26 .... 1,653 1,277
a
8531192.SQ.FTS.B, 5.914%, 6/26/26 .... 5,515 3,360
a
8534896.SQ.FTS.B, 6.101%, 6/26/26 .... 16,249 15,663
a,b
8534044.SQ.FTS.B, 6.448%, 6/26/26 .... 11,141 242
Description
Principal
Amount Value
Block, Inc. (continued)
a
8534876.SQ.FTS.B, 6.454%, 6/26/26 .... $ 142 $ 137
a
8535213.SQ.FTS.B, 6.101%, 6/27/26 .... 2,658 2,532
a
8539477.SQ.FTS.B, 4.717%, 6/28/26 .... 18,887 18,221
a
8539334.SQ.FTS.B, 4.78%, 6/28/26 ..... 1,813 1,792
a
8539800.SQ.FTS.B, 5.031%, 6/28/26 .... 1,620 1,596
a,b
8539874.SQ.FTS.B, 5.031%, 6/28/26 .... 8,313 103
a
8540626.SQ.FTS.B, 4.715%, 6/29/26 .... 1,157 1,147
a
8540394.SQ.FTS.B, 4.719%, 6/29/26 .... 1,755 1,721
a
8540780.SQ.FTS.B, 5.034%, 6/29/26 .... 1,314 1,295
a
8540718.SQ.FTS.B, 5.343%, 6/29/26 .... 4,055 1,733
a
8546597.SQ.FTS.B, 4.717%, 6/30/26 .... 1,172 1,129
a
8541256.SQ.FTS.B, 4.95%, 6/30/26 ..... 309 237
a
8547393.SQ.FTS.B, 5.023%, 6/30/26 .... 609 598
a
8544946.SQ.FTS.B, 5.026%, 6/30/26 .... 1,210 1,173
a
8545133.SQ.FTS.B, 5.031%, 6/30/26 .... 4,141 4,021
a
8546235.SQ.FTS.B, 5.911%, 6/30/26 .... 4,454 3,383
a
8549981.SQ.FTS.B, 4.717%, 7/01/26 .... 2,908 2,877
a
8551915.SQ.FTS.B, 4.717%, 7/02/26 .... 2,613 2,584
a
8553509.SQ.FTS.B, 4.717%, 7/02/26 .... 439 433
a
8552305.SQ.FTS.B, 4.72%, 7/02/26 ..... 5,002 4,828
a
8553979.SQ.FTS.B, 6.11%, 7/02/26 ..... 158 153
a
8558468.SQ.FTS.B, 4.715%, 7/03/26 .... 2,395 1,994
a
8557229.SQ.FTS.B, 4.717%, 7/03/26 .... 17,883 17,599
a,b
8557100.SQ.FTS.B, 4.945%, 7/03/26 .... 2,142 408
a
8557881.SQ.FTS.B, 5.344%, 7/03/26 .... 1,949 1,870
a
8557138.SQ.FTS.B, 5.352%, 7/03/26 .... 1,488 1,403
a
8561019.SQ.FTS.B, 4.717%, 7/05/26 .... 7,948 7,548
a
8560945.SQ.FTS.B, 5.904%, 7/05/26 .... 1,222 908
a
8591547.SQ.FTS.B, 4.717%, 7/06/26 .... 1,089 1,069
a
8591105.SQ.FTS.B, 4.719%, 7/06/26 .... 4,114 4,067
a,b
8586236.SQ.FTS.B, 5.029%, 7/06/26 .... 3,424 2,641
a,b
8590354.SQ.FTS.B, 5.348%, 7/06/26 .... 2,989 38
a
8592557.SQ.FTS.B, 6.095%, 7/06/26 .... 2,028 1,494
a
8593881.SQ.FTS.B, 4.717%, 7/07/26 .... 2,178 2,071
a
8596002.SQ.FTS.B, 4.717%, 7/07/26 .... 761 752
a
8596048.SQ.FTS.B, 5.598%, 7/07/26 .... 15,228 162
a
8596805.SQ.FTS.B, 4.717%, 7/08/26 .... 187 187
a
8598300.SQ.FTS.B, 4.717%, 7/08/26 .... 7,435 6,101
a
8598520.SQ.FTS.B, 5.031%, 7/08/26 .... 8,078 7,770
a
8598846.SQ.FTS.B, 5.596%, 7/08/26 .... 6,198 5,805
a
8605972.SQ.FTS.B, 4.715%, 7/09/26 .... 1,821 1,794
a
8602845.SQ.FTS.B, 4.722%, 7/09/26 .... 645 639
a
8603241.SQ.FTS.B, 5.031%, 7/09/26 .... 5,719 3,298
a
8604154.SQ.FTS.B, 5.031%, 7/09/26 .... 29,307 19,852
a
8602639.SQ.FTS.B, 5.348%, 7/09/26 .... 370 362
a
8602325.SQ.FTS.B, 5.601%, 7/09/26 .... 2,403 2,288

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8605739.SQ.FTS.B, 5.621%, 7/09/26 .... $ 979 $ 739
a
8607510.SQ.FTS.B, 4.717%, 7/10/26 .... 6,667 6,620
a
8608267.SQ.FTS.B, 4.717%, 7/10/26 .... 5,014 4,881
a
8606036.SQ.FTS.B, 5.026%, 7/10/26 .... 2,122 1,991
a
8607141.SQ.FTS.B, 5.031%, 7/10/26 .... 1,466 1,448
a
8608203.SQ.FTS.B, 5.036%, 7/10/26 .... 848 779
a,b
8608202.SQ.FTS.B, 5.66%, 7/10/26 ..... 340 4
a
8606281.SQ.FTS.B, 6.097%, 7/10/26 .... 3,508 2,434
a,b
8606413.SQ.FTS.B, 6.45%, 7/10/26 ..... 5,442 913
a
8609488.SQ.FTS.B, 4.72%, 7/11/26 ..... 2,602 2,565
a
8609461.SQ.FTS.B, 5.031%, 7/11/26 .... 713 685
a
8609898.SQ.FTS.B, 6.455%, 7/11/26 .... 2,360 1,824
a
8610388.SQ.FTS.B, 5.596%, 7/12/26 .... 850 828
a
8613403.SQ.FTS.B, 4.717%, 7/13/26 .... 8,491 8,146
a
8612915.SQ.FTS.B, 4.719%, 7/13/26 .... 6,966 6,831
a
8611635.SQ.FTS.B, 4.722%, 7/13/26 .... 2,174 1,540
a
8612652.SQ.FTS.B, 4.723%, 7/13/26 .... 71 71
a
8614062.SQ.FTS.B, 5.346%, 7/13/26 .... 1,385 1,367
a
8614012.SQ.FTS.B, 5.571%, 7/13/26 .... 227 219
a
8612102.SQ.FTS.B, 6.099%, 7/13/26 .... 2,937 2,263
a
8614374.SQ.FTS.B, 6.101%, 7/13/26 .... 4,354 4,135
a
8617491.SQ.FTS.B, 4.717%, 7/14/26 .... 4,577 4,531
a
8616679.SQ.FTS.B, 4.719%, 7/14/26 .... 2,615 2,588
a
8616917.SQ.FTS.B, 5.335%, 7/14/26 .... 608 589
a
8616312.SQ.FTS.B, 5.346%, 7/14/26 .... 1,913 1,891
a
8617158.SQ.FTS.B, 6.101%, 7/14/26 .... 7,020 6,091
a
8614627.SQ.FTS.B, 6.124%, 7/14/26 .... 147 144
a
8618506.SQ.FTS.B, 4.717%, 7/15/26 .... 3,106 3,088
a
8621045.SQ.FTS.B, 4.934%, 7/15/26 .... 440 377
a
8618340.SQ.FTS.B, 4.95%, 7/15/26 ..... 245 159
a
8618362.SQ.FTS.B, 5.031%, 7/15/26 .... 1,646 1,559
a
8621156.SQ.FTS.B, 5.347%, 7/15/26 .... 21,783 20,146
a,b
8621035.SQ.FTS.B, 6.443%, 7/15/26 .... 1,808 31
a
8626509.SQ.FTS.B, 4.717%, 7/16/26 .... 7,943 7,654
a
8626992.SQ.FTS.B, 4.717%, 7/16/26 .... 2,908 2,834
a
8627682.SQ.FTS.B, 4.721%, 7/16/26 .... 3,825 3,613
a
8626942.SQ.FTS.B, 4.724%, 7/16/26 .... 347 346
a
8626261.SQ.FTS.B, 5.029%, 7/16/26 .... 2,115 2,010
a
8625522.SQ.FTS.B, 5.593%, 7/16/26 .... 3 3
a
8627433.SQ.FTS.B, 5.603%, 7/16/26 .... 3,190 571
a
8625165.SQ.FTS.B, 5.64%, 7/16/26 ..... 1,281 213
a,b
8625097.SQ.FTS.B, 6.081%, 7/16/26 .... 1,551 220
a,b
8625055.SQ.FTS.B, 6.44%, 7/16/26 ..... 1,294 20
a
8624623.SQ.FTS.B, 6.445%, 7/16/26 .... 1,687 1,584
a
8630593.SQ.FTS.B, 4.717%, 7/17/26 .... 2,054 2,037
a
8630161.SQ.FTS.B, 4.928%, 7/17/26 .... 844 126
Description
Principal
Amount Value
Block, Inc. (continued)
a
8628320.SQ.FTS.B, 5.031%, 7/17/26 .... $ 6,409 $ 6,365
a,b
8630113.SQ.FTS.B, 6.11%, 7/17/26 ..... 3,058 575
a,b
8632209.SQ.FTS.B, 5.619%, 7/18/26 .... 348 226
a
8632589.SQ.FTS.B, 4.715%, 7/19/26 .... 2,413 2,356
a
8632662.SQ.FTS.B, 4.718%, 7/19/26 .... 11,630 11,404
a
8633549.SQ.FTS.B, 4.717%, 7/20/26 .... 1,918 1,886
a
8633627.SQ.FTS.B, 4.717%, 7/20/26 .... 312 311
a
8633778.SQ.FTS.B, 4.717%, 7/20/26 .... 1,468 1,456
a
8633898.SQ.FTS.B, 4.717%, 7/20/26 .... 2,668 2,531
a
8633728.SQ.FTS.B, 4.937%, 7/20/26 .... 1,135 560
a
8633413.SQ.FTS.B, 5.028%, 7/20/26 .... 2,278 2,026
a
8633610.SQ.FTS.B, 5.918%, 7/20/26 .... 859 693
a
8633174.SQ.FTS.B, 6.289%, 7/20/26 .... 1,555 824
a
8634408.SQ.FTS.B, 4.715%, 7/21/26 .... 4,400 3,876
a
8635995.SQ.FTS.B, 4.729%, 7/21/26 .... 661 654
a
8635256.SQ.FTS.B, 5.031%, 7/21/26 .... 21,596 15,732
a
8637175.SQ.FTS.B, 6.289%, 7/21/26 .... 583 495
a
8639095.SQ.FTS.B, 5.031%, 7/22/26 .... 23,190 13,659
a
8640527.SQ.FTS.B, 5.344%, 7/22/26 .... 3,285 3,088
a
8640500.SQ.FTS.B, 5.926%, 7/22/26 .... 610 579
a
8638798.SQ.FTS.B, 6.099%, 7/22/26 .... 10,340 5,958
a
8637462.SQ.FTS.B, 6.1%, 7/22/26 ...... 15,608 14,270
a
8640249.SQ.FTS.B, 6.448%, 7/22/26 .... 2,982 2,031
a
8646210.SQ.FTS.B, 4.717%, 7/23/26 .... 1,372 1,327
a
8643039.SQ.FTS.B, 4.718%, 7/23/26 .... 2,232 2,223
a
8642974.SQ.FTS.B, 4.719%, 7/23/26 .... 975 953
a
8646278.SQ.FTS.B, 4.719%, 7/23/26 .... 5,303 5,021
a
8644117.SQ.FTS.B, 5.035%, 7/23/26 .... 1,693 1,580
a
8644628.SQ.FTS.B, 5.346%, 7/23/26 .... 966 938
a
8646055.SQ.FTS.B, 6.094%, 7/23/26 .... 2,426 1,812
a
8649064.SQ.FTS.B, 4.717%, 7/24/26 .... 6,638 6,530
a
8649536.SQ.FTS.B, 4.717%, 7/24/26 .... 13,890 13,739
a
8647548.SQ.FTS.B, 5.029%, 7/24/26 .... 2,765 2,517
a
8648008.SQ.FTS.B, 5.031%, 7/24/26 .... 1,677 1,643
a
8647947.SQ.FTS.B, 5.046%, 7/24/26 .... 629 595
a
8649457.SQ.FTS.B, 5.6%, 7/24/26 ...... 1,305 1,250
a
8646799.SQ.FTS.B, 6.447%, 7/24/26 .... 305 269
a
8650857.SQ.FTS.B, 4.717%, 7/25/26 .... 33,982 33,133
a
8652314.SQ.FTS.B, 6.447%, 7/26/26 .... 1,808 1,377
a
8653637.SQ.FTS.B, 4.717%, 7/27/26 .... 21,612 20,262
a
8660506.SQ.FTS.B, 4.713%, 7/28/26 .... 1,828 1,800
a
8659412.SQ.FTS.B, 4.72%, 7/28/26 ..... 7,301 2,982
a
8656818.SQ.FTS.B, 5.031%, 7/28/26 .... 4,977 2,871
a
8660644.SQ.FTS.B, 5.346%, 7/28/26 .... 3,156 2,978
a
8657901.SQ.FTS.B, 5.6%, 7/28/26 ...... 1,659 1,531
a
8661211.SQ.FTS.B, 6.499%, 7/28/26 .... 130 121

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8662975.SQ.FTS.B, 4.712%, 7/29/26 .... $ 2,002 $ 1,902
a
8665558.SQ.FTS.B, 4.719%, 7/29/26 .... 3,857 3,730
a
8663904.SQ.FTS.B, 4.721%, 7/29/26 .... 369 368
a
8662250.SQ.FTS.B, 5.601%, 7/29/26 .... 114 108
a
8666384.SQ.FTS.B, 6.1%, 7/29/26 ...... 23,371 17,504
a
8665516.SQ.FTS.B, 6.437%, 7/29/26 .... 346 333
a,b
8662647.SQ.FTS.B, 6.445%, 7/29/26 .... 3,734 70
a
8672191.SQ.FTS.B, 4.715%, 7/30/26 .... 2,535 2,488
a
8674767.SQ.FTS.B, 4.715%, 7/30/26 .... 2,746 2,701
a
8673869.SQ.FTS.B, 4.717%, 7/30/26 .... 4,469 4,405
a
8673390.SQ.FTS.B, 4.722%, 7/30/26 .... 1,285 1,252
a
8674492.SQ.FTS.B, 4.727%, 7/30/26 .... 917 905
a
8674088.SQ.FTS.B, 5.031%, 7/30/26 .... 2,280 2,230
a
8673280.SQ.FTS.B, 5.036%, 7/30/26 .... 3,961 3,242
a
8673554.SQ.FTS.B, 5.039%, 7/30/26 .... 1,068 1,044
a
8674563.SQ.FTS.B, 5.344%, 7/30/26 .... 5,863 4,817
a,b
8671964.SQ.FTS.B, 5.346%, 7/30/26 .... 6,976 1,282
a
8674529.SQ.FTS.B, 5.592%, 7/30/26 .... 474 464
a
8674429.SQ.FTS.B, 5.617%, 7/30/26 .... 544 500
a
8674744.SQ.FTS.B, 6.472%, 7/30/26 .... 945 557
a
8678683.SQ.FTS.B, 4.717%, 7/31/26 .... 2,892 2,868
a
8677309.SQ.FTS.B, 4.719%, 7/31/26 .... 8,584 8,068
a
8679117.SQ.FTS.B, 5.347%, 7/31/26 .... 924 869
a
8678529.SQ.FTS.B, 5.349%, 7/31/26 .... 2,154 2,104
a
8678400.SQ.FTS.B, 6.455%, 7/31/26 .... 326 315
a
8680749.SQ.FTS.B, 4.714%, 8/01/26 .... 616 609
a
8680163.SQ.FTS.B, 4.722%, 8/01/26 .... 3,781 3,395
a
8680247.SQ.FTS.B, 5.027%, 8/01/26 .... 907 881
a
8680461.SQ.FTS.B, 5.031%, 8/01/26 .... 15,644 12,369
a
8680934.SQ.FTS.B, 5.031%, 8/01/26 .... 2,115 1,986
a
8680281.SQ.FTS.B, 6.452%, 8/01/26 .... 1,482 1,269
a
8681510.SQ.FTS.B, 4.719%, 8/02/26 .... 4,000 3,939
a
8686611.SQ.FTS.B, 4.717%, 8/03/26 .... 5,985 5,929
a
8684314.SQ.FTS.B, 4.719%, 8/03/26 .... 6,245 6,120
a
8684229.SQ.FTS.B, 4.722%, 8/03/26 .... 1,404 1,323
a
8688608.SQ.FTS.B, 4.715%, 8/04/26 .... 796 790
a
8689297.SQ.FTS.B, 5.031%, 8/04/26 .... 6,479 5,633
a
8688026.SQ.FTS.B, 5.912%, 8/04/26 .... 1,533 1,380
a,b
8692180.SQ.FTS.B, 5.912%, 8/04/26 .... 34,128 618
a
8688158.SQ.FTS.B, 6.296%, 8/04/26 .... 77 76
a
8689069.SQ.FTS.B, 6.454%, 8/04/26 .... 1,198 439
a
8697405.SQ.FTS.B, 4.717%, 8/05/26 .... 2,783 2,715
a
8693676.SQ.FTS.B, 5.031%, 8/05/26 .... 5,630 5,148
a
8694466.SQ.FTS.B, 5.031%, 8/05/26 .... 2,888 2,847
a
8697792.SQ.FTS.B, 5.343%, 8/05/26 .... 5,744 3,206
a
8694266.SQ.FTS.B, 5.349%, 8/05/26 .... 735 713
Description
Principal
Amount Value
Block, Inc. (continued)
a
8706309.SQ.FTS.B, 4.717%, 8/06/26 .... $ 14,366 $ 14,178
a
8704218.SQ.FTS.B, 4.719%, 8/06/26 .... 2,985 2,892
a
8706435.SQ.FTS.B, 4.721%, 8/06/26 .... 959 943
a
8705784.SQ.FTS.B, 5.031%, 8/06/26 .... 2,275 2,233
a
8704195.SQ.FTS.B, 5.612%, 8/06/26 .... 937 847
a
8708079.SQ.FTS.B, 4.717%, 8/07/26 .... 5,923 5,782
a
8708858.SQ.FTS.B, 4.721%, 8/07/26 .... 1,808 1,791
a
8706579.SQ.FTS.B, 5.597%, 8/07/26 .... 11,199 8,529
a
8712320.SQ.FTS.B, 5.031%, 8/09/26 .... 1,447 1,401
a
8712364.SQ.FTS.B, 6.447%, 8/09/26 .... 879 478
a
8712385.SQ.FTS.B, 6.448%, 8/09/26 .... 1,735 1,660
a
8715175.SQ.FTS.B, 5.361%, 8/10/26 .... 729 680
a
8713665.SQ.FTS.B, 5.6%, 8/10/26 ...... 1,156 1,119
a
8713707.SQ.FTS.B, 6.104%, 8/10/26 .... 855 804
a
8720387.SQ.FTS.B, 5.031%, 8/11/26 .... 6,947 6,676
a
8720838.SQ.FTS.B, 5.031%, 8/11/26 .... 341 338
a
8720364.SQ.FTS.B, 5.353%, 8/11/26 .... 2,073 1,686
a
8719381.SQ.FTS.B, 6.102%, 8/11/26 .... 6,759 5,760
a
8722463.SQ.FTS.B, 4.715%, 8/12/26 .... 2,034 2,011
a,b
8723059.SQ.FTS.B, 4.717%, 8/12/26 .... 20,170 486
a,b
8723864.SQ.FTS.B, 5.627%, 8/12/26 .... 9,920 2,014
a
8722338.SQ.FTS.B, 5.63%, 8/12/26 ..... 1,713 336
a
8734581.SQ.FTS.B, 4.717%, 8/13/26 .... 2,429 2,050
a
8734766.SQ.FTS.B, 5.031%, 8/13/26 .... 2,397 2,349
a
8734221.SQ.FTS.B, 5.907%, 8/13/26 .... 3,732 2,638
a,b
8734472.SQ.FTS.B, 6.444%, 8/13/26 .... 3,490 45
a
8738535.SQ.FTS.B, 4.713%, 8/14/26 .... 1,015 990
a
8738617.SQ.FTS.B, 4.717%, 8/14/26 .... 2,215 2,179
a
8739068.SQ.FTS.B, 5.912%, 8/14/26 .... 25,989 25,089
a
8736821.SQ.FTS.B, 6.447%, 8/14/26 .... 9,269 9,107
a,b
8738312.SQ.FTS.B, 6.45%, 8/14/26 ..... 6,129 49
a
8739638.SQ.FTS.B, 5.346%, 8/15/26 .... 4,220 4,160
a,b
8739327.SQ.FTS.B, 6.447%, 8/15/26 .... 10,405 2,327
a
8740558.SQ.FTS.B, 5.031%, 8/16/26 .... 23,179 10,057
a
8740399.SQ.FTS.B, 5.597%, 8/16/26 .... 8,454 2,682
a
8741355.SQ.FTS.B, 4.717%, 8/17/26 .... 2,758 2,726
a
8741105.SQ.FTS.B, 4.719%, 8/17/26 .... 1,975 1,957
a
8741525.SQ.FTS.B, 4.719%, 8/17/26 .... 3,033 3,010
a
8741215.SQ.FTS.B, 5.595%, 8/17/26 .... 6,283 4,029
a
8741832.SQ.FTS.B, 6.101%, 8/17/26 .... 2,912 2,828
a
8745157.SQ.FTS.B, 4.715%, 8/18/26 .... 1,287 1,267
a
8744200.SQ.FTS.B, 5.342%, 8/18/26 .... 3,612 2,327
a
8745696.SQ.FTS.B, 5.346%, 8/18/26 .... 8,592 8,126
a
8744612.SQ.FTS.B, 5.348%, 8/18/26 .... 1,465 1,439
a
8744746.SQ.FTS.B, 5.596%, 8/18/26 .... 4,573 3,750
a
8744443.SQ.FTS.B, 5.597%, 8/18/26 .... 906 895

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8748954.SQ.FTS.B, 4.719%, 8/19/26 .... $ 8,271 $ 7,907
a
8746733.SQ.FTS.B, 5.031%, 8/19/26 .... 3,301 3,203
a
8749192.SQ.FTS.B, 5.031%, 8/19/26 .... 6,731 6,667
a
8755767.SQ.FTS.B, 4.718%, 8/20/26 .... 14,236 13,987
a
8753827.SQ.FTS.B, 5.346%, 8/20/26 .... 3,085 2,814
a
8754516.SQ.FTS.B, 5.346%, 8/20/26 .... 14,018 13,682
a
8758401.SQ.FTS.B, 4.712%, 8/21/26 .... 1,107 1,087
a
8757818.SQ.FTS.B, 5.348%, 8/21/26 .... 8,288 7,789
a
8760668.SQ.FTS.B, 5.597%, 8/21/26 .... 3,687 3,610
a
8760036.SQ.FTS.B, 5.598%, 8/21/26 .... 1,795 1,370
a
8757666.SQ.FTS.B, 6.102%, 8/21/26 .... 637 530
a
8757027.SQ.FTS.B, 6.105%, 8/21/26 .... 3,241 1,273
a
8760079.SQ.FTS.B, 6.448%, 8/21/26 .... 1,003 984
a
8762080.SQ.FTS.B, 4.712%, 8/23/26 .... 2,860 2,738
a
8762148.SQ.FTS.B, 4.718%, 8/23/26 .... 10,574 10,352
a
8762628.SQ.FTS.B, 5.031%, 8/23/26 .... 5,834 5,671
a
8766315.SQ.FTS.B, 4.718%, 8/24/26 .... 11,789 11,269
a
8763721.SQ.FTS.B, 4.72%, 8/24/26 ..... 3,531 3,159
a
8767283.SQ.FTS.B, 4.738%, 8/24/26 .... 548 539
a
8764217.SQ.FTS.B, 5.346%, 8/24/26 .... 8,186 7,826
a
8764105.SQ.FTS.B, 6.461%, 8/24/26 .... 1,325 1,008
a
8771967.SQ.FTS.B, 4.718%, 8/25/26 .... 18,488 17,904
a
8771205.SQ.FTS.B, 4.738%, 8/25/26 .... 1,224 898
a
8768911.SQ.FTS.B, 5.031%, 8/25/26 .... 6,715 6,555
a
8767832.SQ.FTS.B, 5.346%, 8/25/26 .... 2,213 2,170
a
8768184.SQ.FTS.B, 5.346%, 8/25/26 .... 3,015 2,919
a
8771150.SQ.FTS.B, 5.91%, 8/25/26 ..... 1,498 1,464
a
8769719.SQ.FTS.B, 6.287%, 8/25/26 .... 2,312 1,906
a,b
8767996.SQ.FTS.B, 6.447%, 8/25/26 .... 7,938 189
a,b
8768460.SQ.FTS.B, 6.451%, 8/25/26 .... 4,904 1,184
a
8772398.SQ.FTS.B, 4.717%, 8/26/26 .... 7,310 7,161
a
8776446.SQ.FTS.B, 4.717%, 8/26/26 .... 18,063 17,834
a
8773497.SQ.FTS.B, 4.718%, 8/26/26 .... 3,768 3,717
a
8773822.SQ.FTS.B, 4.719%, 8/26/26 .... 3,572 3,497
a
8775913.SQ.FTS.B, 5.031%, 8/26/26 .... 4,848 4,103
a
8776144.SQ.FTS.B, 5.031%, 8/26/26 .... 1,997 1,976
a
8772121.SQ.FTS.B, 5.6%, 8/26/26 ...... 10,249 6,492
a
8775615.SQ.FTS.B, 5.6%, 8/26/26 ...... 3,199 2,581
a
8773284.SQ.FTS.B, 5.612%, 8/26/26 .... 9 9
a
8775264.SQ.FTS.B, 5.66%, 8/26/26 ..... 194 181
a
8773308.SQ.FTS.B, 6.103%, 8/26/26 .... 3,863 3,431
a
8775291.SQ.FTS.B, 6.469%, 8/26/26 .... 206 199
a
8779555.SQ.FTS.B, 4.717%, 8/27/26 .... 615 610
a
8780560.SQ.FTS.B, 4.718%, 8/27/26 .... 3,496 3,452
a
8783392.SQ.FTS.B, 4.718%, 8/27/26 .... 2,321 2,263
a
8779933.SQ.FTS.B, 4.729%, 8/27/26 .... 1,197 1,123
Description
Principal
Amount Value
Block, Inc. (continued)
a
8779383.SQ.FTS.B, 5.031%, 8/27/26 .... $ 1,518 $ 1,504
a
8779589.SQ.FTS.B, 5.031%, 8/27/26 .... 3,692 3,339
a
8781395.SQ.FTS.B, 5.031%, 8/27/26 .... 943 922
a
8779733.SQ.FTS.B, 5.344%, 8/27/26 .... 2,770 2,617
a
8781450.SQ.FTS.B, 5.352%, 8/27/26 .... 915 905
a
8785035.SQ.FTS.B, 4.717%, 8/28/26 .... 1,476 1,455
a
8786272.SQ.FTS.B, 5.031%, 8/28/26 .... 8,602 8,181
a
8787537.SQ.FTS.B, 5.031%, 8/28/26 .... 2,130 2,078
a
8787730.SQ.FTS.B, 5.031%, 8/28/26 .... 2,878 2,828
a
8787992.SQ.FTS.B, 5.031%, 8/28/26 .... 7,397 7,318
a
8783977.SQ.FTS.B, 5.036%, 8/28/26 .... 4,478 3,020
a,b
8784101.SQ.FTS.B, 6.095%, 8/28/26 .... 1,625 671
a
8785201.SQ.FTS.B, 6.445%, 8/28/26 .... 2,320 2,246
a
8787020.SQ.FTS.B, 6.446%, 8/28/26 .... 8,400 8,179
a
8786222.SQ.FTS.B, 6.453%, 8/28/26 .... 1,133 915
a
8789727.SQ.FTS.B, 4.721%, 9/01/26 .... 2,262 2,208
a
8789146.SQ.FTS.B, 6.45%, 9/01/26 ..... 2,107 2,039
a
8789099.SQ.FTS.B, 6.459%, 9/01/26 .... 1,196 1,099
a
8790090.SQ.FTS.B, 4.717%, 9/02/26 .... 61 60
a,b
8789983.SQ.FTS.B, 5.031%, 9/02/26 .... 9,658 5,799
a
8793582.SQ.FTS.B, 4.717%, 9/03/26 .... 2,888 2,864
a
8794022.SQ.FTS.B, 4.717%, 9/03/26 .... 866 846
a
8790780.SQ.FTS.B, 4.719%, 9/03/26 .... 6,973 6,842
a
8794299.SQ.FTS.B, 4.721%, 9/03/26 .... 2,689 2,651
a
8794574.SQ.FTS.B, 4.941%, 9/03/26 .... 277 177
a
8792611.SQ.FTS.B, 5.031%, 9/03/26 .... 18,917 18,371
a
8791740.SQ.FTS.B, 5.594%, 9/03/26 .... 3,984 3,623
a
8793937.SQ.FTS.B, 6.439%, 9/03/26 .... 581 470
a
8793972.SQ.FTS.B, 6.447%, 9/03/26 .... 514 498
a
8798754.SQ.FTS.B, 4.717%, 9/04/26 .... 12,013 11,824
a,b
8798528.SQ.FTS.B, 4.937%, 9/04/26 .... 19,696 197
a
8798501.SQ.FTS.B, 5.024%, 9/04/26 .... 508 498
a
8797084.SQ.FTS.B, 5.346%, 9/04/26 .... 3,044 2,903
a
8799571.SQ.FTS.B, 5.353%, 9/04/26 .... 1,857 1,814
a
8795290.SQ.FTS.B, 5.598%, 9/04/26 .... 585 584
a
8797688.SQ.FTS.B, 6.1%, 9/04/26 ...... 10,494 7,617
a
8796963.SQ.FTS.B, 6.107%, 9/04/26 .... 897 869
a
8799251.SQ.FTS.B, 6.293%, 9/04/26 .... 2,900 1,635
a
8797465.SQ.FTS.B, 6.314%, 9/04/26 .... 529 205
a
8797855.SQ.FTS.B, 6.447%, 9/04/26 .... 2,207 2,195
a
8799929.SQ.FTS.B, 4.708%, 9/05/26 .... 1,051 1,024
a
8800909.SQ.FTS.B, 4.717%, 9/05/26 .... 3,137 2,684
a
8801758.SQ.FTS.B, 4.717%, 9/05/26 .... 9,729 9,526
a
8801071.SQ.FTS.B, 4.719%, 9/05/26 .... 3,140 3,028
a
8799693.SQ.FTS.B, 5.031%, 9/05/26 .... 2,170 2,131
a
8803302.SQ.FTS.B, 5.031%, 9/05/26 .... 7,833 2,950

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8803063.SQ.FTS.B, 6.098%, 9/05/26 .... $ 1,366 $ 1,311
a
8803453.SQ.FTS.B, 6.289%, 9/05/26 .... 3,703 1,827
a,b
8803185.SQ.FTS.B, 6.448%, 9/05/26 .... 6,688 125
a
8801255.SQ.FTS.B, 6.449%, 9/05/26 .... 5,922 4,753
a
8808960.SQ.FTS.B, 4.711%, 9/06/26 .... 1,578 1,507
a
8810202.SQ.FTS.B, 4.714%, 9/06/26 .... 2,173 2,105
a
8808482.SQ.FTS.B, 4.717%, 9/06/26 .... 6,424 6,292
a
8806298.SQ.FTS.B, 4.721%, 9/06/26 .... 1,380 1,355
a
8808155.SQ.FTS.B, 4.949%, 9/06/26 .... 713 250
a
8810619.SQ.FTS.B, 5.912%, 9/06/26 .... 1,494 1,465
a
8810814.SQ.FTS.B, 4.717%, 9/07/26 .... 5,046 4,922
a
8814570.SQ.FTS.B, 4.719%, 9/07/26 .... 7,383 5,398
a
8813700.SQ.FTS.B, 5.031%, 9/07/26 .... 14,717 13,934
a
8811330.SQ.FTS.B, 5.346%, 9/07/26 .... 40,775 34,525
a
8810676.SQ.FTS.B, 5.591%, 9/07/26 .... 2,128 1,273
a
8813404.SQ.FTS.B, 6.443%, 9/07/26 .... 669 631
a
8814704.SQ.FTS.B, 4.717%, 9/08/26 .... 2,580 2,538
a
8815127.SQ.FTS.B, 4.722%, 9/08/26 .... 2,041 2,006
a
8815047.SQ.FTS.B, 5.345%, 9/08/26 .... 3,894 2,992
a
8816217.SQ.FTS.B, 4.717%, 9/09/26 .... 16,469 14,143
a
8816010.SQ.FTS.B, 6.452%, 9/09/26 .... 2,065 857
a
8817311.SQ.FTS.B, 4.716%, 9/10/26 .... 6,638 6,297
a
8817896.SQ.FTS.B, 4.718%, 9/10/26 .... 7,064 6,078
a
8817802.SQ.FTS.B, 5.031%, 9/10/26 .... 1,249 1,223
a
8819695.SQ.FTS.B, 5.342%, 9/10/26 .... 3,018 2,747
a
8819198.SQ.FTS.B, 5.91%, 9/10/26 ..... 2,405 2,388
a
8818221.SQ.FTS.B, 5.912%, 9/10/26 .... 8,771 8,606
a
8824115.SQ.FTS.B, 4.717%, 9/11/26 .... 3,843 3,760
a
8824350.SQ.FTS.B, 4.717%, 9/11/26 .... 8,264 7,869
a
8824756.SQ.FTS.B, 4.717%, 9/11/26 .... 4,368 4,300
a
8824912.SQ.FTS.B, 4.939%, 9/11/26 .... 9,009 4,602
a
8823852.SQ.FTS.B, 5.027%, 9/11/26 .... 2,281 1,879
a
8822169.SQ.FTS.B, 5.348%, 9/11/26 .... 3,916 3,320
a
8823295.SQ.FTS.B, 5.601%, 9/11/26 .... 810 777
a
8824543.SQ.FTS.B, 5.913%, 9/11/26 .... 4,641 4,493
a
8822671.SQ.FTS.B, 6.099%, 9/11/26 .... 2,831 2,474
a
8821939.SQ.FTS.B, 6.101%, 9/11/26 .... 1,057 1,034
a
8825226.SQ.FTS.B, 6.115%, 9/11/26 .... 219 214
a
8827182.SQ.FTS.B, 4.714%, 9/12/26 .... 2,649 2,591
a
8825752.SQ.FTS.B, 4.715%, 9/12/26 .... 4,123 3,993
a
8829570.SQ.FTS.B, 4.717%, 9/12/26 .... 10,466 10,179
a
8827317.SQ.FTS.B, 4.719%, 9/12/26 .... 5,924 5,800
a
8830042.SQ.FTS.B, 4.721%, 9/12/26 .... 2,159 2,102
a
8829866.SQ.FTS.B, 6.1%, 9/12/26 ...... 7,542 6,294
a
8826052.SQ.FTS.B, 6.447%, 9/12/26 .... 10,363 9,688
a
8836017.SQ.FTS.B, 4.717%, 9/13/26 .... 1,140 1,107
Description
Principal
Amount Value
Block, Inc. (continued)
a
8837019.SQ.FTS.B, 4.717%, 9/13/26 .... $ 1,731 $ 1,716
a
8837259.SQ.FTS.B, 4.717%, 9/13/26 .... 4,076 3,993
a
8837944.SQ.FTS.B, 4.718%, 9/13/26 .... 12,669 12,327
a
8836102.SQ.FTS.B, 4.72%, 9/13/26 ..... 3,663 3,603
a
8836466.SQ.FTS.B, 5.911%, 9/13/26 .... 1,365 1,323
a
8838758.SQ.FTS.B, 5.918%, 9/13/26 .... 1,040 981
a
8838845.SQ.FTS.B, 6.1%, 9/13/26 ...... 1,218 1,214
a
8842236.SQ.FTS.B, 4.717%, 9/14/26 .... 5,512 5,441
a
8839647.SQ.FTS.B, 4.718%, 9/14/26 .... 15,952 14,827
a
8843521.SQ.FTS.B, 4.718%, 9/14/26 .... 20,187 19,847
a
8839475.SQ.FTS.B, 5.031%, 9/14/26 .... 3,150 3,060
a
8840448.SQ.FTS.B, 5.031%, 9/14/26 .... 1,877 1,854
a
8841697.SQ.FTS.B, 5.031%, 9/14/26 .... 4,614 4,444
a
8843311.SQ.FTS.B, 5.344%, 9/14/26 .... 4,000 3,681
a
8840640.SQ.FTS.B, 5.346%, 9/14/26 .... 4,565 4,537
a
8841612.SQ.FTS.B, 5.346%, 9/14/26 .... 1,865 1,831
a
8842210.SQ.FTS.B, 5.583%, 9/14/26 .... 968 912
a
8841813.SQ.FTS.B, 6.448%, 9/14/26 .... 13,030 12,106
a
8844709.SQ.FTS.B, 4.715%, 9/15/26 .... 3,218 3,109
a
8845996.SQ.FTS.B, 4.729%, 9/15/26 .... 1,786 1,544
a
8845787.SQ.FTS.B, 4.946%, 9/15/26 .... 1,629 857
a
8845048.SQ.FTS.B, 5.031%, 9/15/26 .... 3,520 2,715
a
8845487.SQ.FTS.B, 5.031%, 9/15/26 .... 975 954
a
8844470.SQ.FTS.B, 5.041%, 9/15/26 .... 1,189 1,145
a
8844260.SQ.FTS.B, 5.348%, 9/15/26 .... 8,477 7,643
a
8846019.SQ.FTS.B, 6.095%, 9/15/26 .... 1,341 30
a
8846398.SQ.FTS.B, 4.717%, 9/16/26 .... 3,272 3,164
a
8846790.SQ.FTS.B, 4.719%, 9/16/26 .... 7,080 6,945
a
8847145.SQ.FTS.B, 5.346%, 9/16/26 .... 1,902 1,884
a
8846996.SQ.FTS.B, 5.6%, 9/16/26 ...... 5,680 5,051
a
8848129.SQ.FTS.B, 5.597%, 9/17/26 .... 12,270 11,214
a
8848908.SQ.FTS.B, 5.599%, 9/17/26 .... 3,180 3,110
a
8853183.SQ.FTS.B, 4.717%, 9/18/26 .... 1,260 1,227
a
8856723.SQ.FTS.B, 4.717%, 9/18/26 .... 20,422 20,073
a
8854003.SQ.FTS.B, 4.718%, 9/18/26 .... 1,554 1,525
a
8852847.SQ.FTS.B, 5.031%, 9/18/26 .... 3,229 3,193
a
8855947.SQ.FTS.B, 5.358%, 9/18/26 .... 1,680 1,167
a
8861879.SQ.FTS.B, 4.715%, 9/19/26 .... 5,112 4,980
a
8860963.SQ.FTS.B, 4.717%, 9/19/26 .... 12,452 12,195
a
8861563.SQ.FTS.B, 4.717%, 9/19/26 .... 10,882 10,299
a
8857753.SQ.FTS.B, 4.718%, 9/19/26 .... 13,102 12,764
a
8860863.SQ.FTS.B, 4.721%, 9/19/26 .... 4,233 4,042
a
8858627.SQ.FTS.B, 5.031%, 9/19/26 .... 16,010 15,818
a
8860458.SQ.FTS.B, 5.35%, 9/19/26 ..... 541 532
a
8858573.SQ.FTS.B, 5.911%, 9/19/26 .... 2,029 1,956
a
8860699.SQ.FTS.B, 5.912%, 9/19/26 .... 2,170 2,151

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8862132.SQ.FTS.B, 6.1%, 9/19/26 ...... $ 4,940 $ 4,516
a
8860584.SQ.FTS.B, 6.277%, 9/19/26 .... 1,054 815
a
8859839.SQ.FTS.B, 6.447%, 9/19/26 .... 5,350 4,925
a
8861860.SQ.FTS.B, 6.447%, 9/19/26 .... 478 450
a
8860499.SQ.FTS.B, 6.455%, 9/19/26 .... 1,554 1,471
a
8867659.SQ.FTS.B, 4.715%, 9/20/26 .... 3,059 2,990
a
8865424.SQ.FTS.B, 4.717%, 9/20/26 .... 1,204 1,178
a
8865485.SQ.FTS.B, 4.718%, 9/20/26 .... 1,022 1,009
a
8867824.SQ.FTS.B, 4.719%, 9/20/26 .... 7,658 7,445
a
8869520.SQ.FTS.B, 4.719%, 9/20/26 .... 3,909 3,789
a
8868019.SQ.FTS.B, 4.72%, 9/20/26 ..... 5,736 5,548
a
8866255.SQ.FTS.B, 4.722%, 9/20/26 .... 2,440 2,402
a,b
8867817.SQ.FTS.B, 4.953%, 9/20/26 .... 580 16
a
8865647.SQ.FTS.B, 5.031%, 9/20/26 .... 1,510 1,411
a
8866469.SQ.FTS.B, 5.031%, 9/20/26 .... 255 253
a
8867560.SQ.FTS.B, 5.031%, 9/20/26 .... 2,317 2,225
a
8869193.SQ.FTS.B, 5.031%, 9/20/26 .... 4,591 4,505
a
8869400.SQ.FTS.B, 5.031%, 9/20/26 .... 2,234 2,201
a
8865093.SQ.FTS.B, 5.914%, 9/20/26 .... 5,971 3,262
a
8869606.SQ.FTS.B, 6.092%, 9/20/26 .... 1,939 1,653
a
8866511.SQ.FTS.B, 6.289%, 9/20/26 .... 6,746 4,596
a
8869364.SQ.FTS.B, 6.289%, 9/20/26 .... 1,800 1,246
a
8867633.SQ.FTS.B, 6.295%, 9/20/26 .... 1,297 984
a
8866657.SQ.FTS.B, 6.447%, 9/20/26 .... 30,729 20,038
a
8873707.SQ.FTS.B, 4.712%, 9/21/26 .... 722 702
a
8871924.SQ.FTS.B, 4.715%, 9/21/26 .... 1,479 1,434
a
8871960.SQ.FTS.B, 4.717%, 9/21/26 .... 19,244 18,888
a
8870278.SQ.FTS.B, 4.719%, 9/21/26 .... 7,618 7,419
a
8871615.SQ.FTS.B, 4.719%, 9/21/26 .... 2,933 2,855
a
8872963.SQ.FTS.B, 4.719%, 9/21/26 .... 6,520 6,412
a
8873146.SQ.FTS.B, 4.719%, 9/21/26 .... 9,375 8,953
a
8870744.SQ.FTS.B, 4.722%, 9/21/26 .... 2,609 2,567
a
8873955.SQ.FTS.B, 4.966%, 9/21/26 .... 288 229
a
8869821.SQ.FTS.B, 5.045%, 9/21/26 .... 831 805
a
8873449.SQ.FTS.B, 5.35%, 9/21/26 ..... 3,318 3,198
a
8871698.SQ.FTS.B, 5.6%, 9/21/26 ...... 5,231 5,084
a,b
8870696.SQ.FTS.B, 5.618%, 9/21/26 .... 1,558 30
a
8875713.SQ.FTS.B, 4.717%, 9/22/26 .... 11,954 11,701
a
8875438.SQ.FTS.B, 5.031%, 9/22/26 .... 3,767 3,688
a
8875640.SQ.FTS.B, 6.102%, 9/22/26 .... 1,880 1,677
a
8875536.SQ.FTS.B, 6.446%, 9/22/26 .... 3,437 3,212
a
8876611.SQ.FTS.B, 4.717%, 9/23/26 .... 10,381 10,108
a
8876148.SQ.FTS.B, 4.72%, 9/23/26 ..... 3,706 3,231
a
8876424.SQ.FTS.B, 4.73%, 9/23/26 ..... 1,850 1,394
a
8876249.SQ.FTS.B, 5.031%, 9/23/26 .... 7,304 7,115
a
8876874.SQ.FTS.B, 5.031%, 9/23/26 .... 1,870 1,846
Description
Principal
Amount Value
Block, Inc. (continued)
a
8878383.SQ.FTS.B, 4.717%, 9/24/26 .... $ 6,885 $ 6,808
a
8877024.SQ.FTS.B, 6.45%, 9/24/26 ..... 2,173 1,887
a
8881432.SQ.FTS.B, 4.717%, 9/25/26 .... 6,367 6,171
a
8881804.SQ.FTS.B, 4.717%, 9/25/26 .... 2,884 2,808
a
8881961.SQ.FTS.B, 4.717%, 9/25/26 .... 8,640 7,129
a
8882391.SQ.FTS.B, 4.717%, 9/25/26 .... 6,771 6,629
a
8882914.SQ.FTS.B, 4.717%, 9/25/26 .... 12,059 11,753
a
8883550.SQ.FTS.B, 4.717%, 9/25/26 .... 48,566 47,210
a
8881706.SQ.FTS.B, 4.719%, 9/25/26 .... 1,801 1,769
a
8881298.SQ.FTS.B, 5.029%, 9/25/26 .... 1,303 1,286
a
8881564.SQ.FTS.B, 5.031%, 9/25/26 .... 2,514 2,473
a
8881760.SQ.FTS.B, 5.038%, 9/25/26 .... 2,428 2,241
a
8882306.SQ.FTS.B, 5.595%, 9/25/26 .... 1,009 981
a
8881344.SQ.FTS.B, 6.453%, 9/25/26 .... 2,728 2,445
a
8889322.SQ.FTS.B, 4.713%, 9/26/26 .... 2,398 2,357
a
8886597.SQ.FTS.B, 4.716%, 9/26/26 .... 4,426 4,346
a
8887729.SQ.FTS.B, 4.719%, 9/26/26 .... 7,199 7,035
a
8889479.SQ.FTS.B, 4.936%, 9/26/26 .... 1,572 1,546
a
8886466.SQ.FTS.B, 5.346%, 9/26/26 .... 944 931
a
8886794.SQ.FTS.B, 5.346%, 9/26/26 .... 15,816 13,761
a
8890340.SQ.FTS.B, 5.597%, 9/26/26 .... 4,579 646
a
8888296.SQ.FTS.B, 5.598%, 9/26/26 .... 6,048 5,885
a
8890886.SQ.FTS.B, 5.908%, 9/26/26 .... 1,594 1,564
a
8888248.SQ.FTS.B, 6.436%, 9/26/26 .... 1,470 1,110
a
8886342.SQ.FTS.B, 6.445%, 9/26/26 .... 5,157 3,322
a
8888165.SQ.FTS.B, 6.457%, 9/26/26 .... 1,212 1,046
a
8889438.SQ.FTS.B, 6.46%, 9/26/26 ..... 914 865
a
8894522.SQ.FTS.B, 4.717%, 9/27/26 .... 9,282 8,656
a
8895478.SQ.FTS.B, 4.717%, 9/27/26 .... 18,385 17,994
a
8896783.SQ.FTS.B, 4.717%, 9/27/26 .... 7,337 7,213
a
8896392.SQ.FTS.B, 4.942%, 9/27/26 .... 1,784 1,384
a
8895373.SQ.FTS.B, 5.026%, 9/27/26 .... 3,389 2,573
a
8896310.SQ.FTS.B, 5.339%, 9/27/26 .... 930 908
a
8897804.SQ.FTS.B, 6.102%, 9/27/26 .... 7,405 7,098
a
8894126.SQ.FTS.B, 6.447%, 9/27/26 .... 4,659 689
a
8902684.SQ.FTS.B, 4.716%, 9/28/26 .... 5,687 5,573
a
8900904.SQ.FTS.B, 4.717%, 9/28/26 .... 24,537 24,108
a
8900001.SQ.FTS.B, 4.718%, 9/28/26 .... 8,393 7,325
a
8900718.SQ.FTS.B, 4.721%, 9/28/26 .... 2,722 2,662
a
8898889.SQ.FTS.B, 5.031%, 9/28/26 .... 1,188 1,113
a
8902185.SQ.FTS.B, 5.031%, 9/28/26 .... 10,238 9,949
a
8898801.SQ.FTS.B, 5.042%, 9/28/26 .... 961 940
a
8898952.SQ.FTS.B, 5.598%, 9/28/26 .... 14,891 13,343
a
8898743.SQ.FTS.B, 6.105%, 9/28/26 .... 979 722
a
8903852.SQ.FTS.B, 4.717%, 9/29/26 .... 22,540 20,177
a
8903819.SQ.FTS.B, 6.283%, 9/29/26 .... 907 727

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8905094.SQ.FTS.B, 4.717%, 9/30/26 .... $ 1,853 $ 1,830
a
8907242.SQ.FTS.B, 4.717%, 9/30/26 .... 1,418 1,398
a
8905835.SQ.FTS.B, 4.719%, 9/30/26 .... 4,678 4,622
a
8908825.SQ.FTS.B, 4.719%, 9/30/26 .... 6,044 4,260
a
8904726.SQ.FTS.B, 4.72%, 9/30/26 ..... 6,247 6,079
a
8904946.SQ.FTS.B, 5.346%, 9/30/26 .... 2,318 2,291
a
8906989.SQ.FTS.B, 5.6%, 9/30/26 ...... 3,905 3,768
a
8909029.SQ.FTS.B, 6.101%, 9/30/26 .... 19,519 18,136
a
8906652.SQ.FTS.B, 6.102%, 9/30/26 .... 6,029 2,668
a
8904679.SQ.FTS.B, 6.294%, 9/30/26 .... 1,302 1,122
a
8910089.SQ.FTS.B, 6.444%, 9/30/26 .... 1,485 1,458
a
8905771.SQ.FTS.B, 6.452%, 9/30/26 .... 1,996 1,718
a
8907376.SQ.FTS.B, 6.453%, 9/30/26 .... 465 461
a
8911612.SQ.FTS.B, 4.719%, 10/01/26 ... 6,972 6,837
a
8910557.SQ.FTS.B, 5.031%, 10/01/26 ... 14,303 13,951
a
8913637.SQ.FTS.B, 5.031%, 10/01/26 ... 2,175 2,101
a
8913761.SQ.FTS.B, 5.342%, 10/01/26 ... 1,195 232
a
8911997.SQ.FTS.B, 5.345%, 10/01/26 ... 3,854 2,924
a
8913431.SQ.FTS.B, 5.346%, 10/01/26 ... 1,802 1,787
a
8913778.SQ.FTS.B, 5.355%, 10/01/26 ... 1,528 1,470
a
8913217.SQ.FTS.B, 6.448%, 10/01/26 ... 3,959 3,825
a
8914772.SQ.FTS.B, 4.714%, 10/02/26 ... 2,832 2,660
a
8915491.SQ.FTS.B, 4.714%, 10/02/26 ... 1,319 1,298
a
8914971.SQ.FTS.B, 4.717%, 10/02/26 ... 7,322 7,121
a
8916787.SQ.FTS.B, 4.717%, 10/02/26 ... 5,743 2,392
a
8917861.SQ.FTS.B, 4.717%, 10/02/26 ... 3,751 3,630
a
8918904.SQ.FTS.B, 4.717%, 10/02/26 ... 5,649 2,400
a
8919035.SQ.FTS.B, 4.717%, 10/02/26 ... 353 348
a
8917299.SQ.FTS.B, 4.72%, 10/02/26 .... 6,056 5,894
a
8918085.SQ.FTS.B, 4.72%, 10/02/26 .... 5,406 5,261
a
8918756.SQ.FTS.B, 5.344%, 10/02/26 ... 5,830 5,439
a
8916577.SQ.FTS.B, 5.349%, 10/02/26 ... 6,805 6,502
a
8914913.SQ.FTS.B, 5.906%, 10/02/26 ... 623 616
a
8916766.SQ.FTS.B, 6.284%, 10/02/26 ... 1,281 970
a
8916567.SQ.FTS.B, 6.316%, 10/02/26 ... 695 416
a
8918224.SQ.FTS.B, 6.476%, 10/02/26 ... 591 539
a
8922950.SQ.FTS.B, 4.717%, 10/03/26 ... 12,612 12,025
a
8923924.SQ.FTS.B, 4.717%, 10/03/26 ... 9,246 8,455
a
8925880.SQ.FTS.B, 4.717%, 10/03/26 ... 3,435 3,392
a
8922557.SQ.FTS.B, 4.719%, 10/03/26 ... 7,598 7,358
a
8925465.SQ.FTS.B, 4.722%, 10/03/26 ... 2,608 2,564
a
8925868.SQ.FTS.B, 4.962%, 10/03/26 ... 558 354
a
8924153.SQ.FTS.B, 5.031%, 10/03/26 ... 25,240 24,783
a
8925982.SQ.FTS.B, 5.031%, 10/03/26 ... 3,017 2,831
a
8925270.SQ.FTS.B, 5.339%, 10/03/26 ... 1,154 1,095
a
8925791.SQ.FTS.B, 5.609%, 10/03/26 ... 1,070 1,008
Description
Principal
Amount Value
Block, Inc. (continued)
a
8923741.SQ.FTS.B, 5.896%, 10/03/26 ... $ 694 $ 669
a
8925548.SQ.FTS.B, 6.099%, 10/03/26 ... 5,133 4,061
a
8923475.SQ.FTS.B, 6.114%, 10/03/26 ... 1,025 942
a
8921608.SQ.FTS.B, 6.473%, 10/03/26 ... 711 115
a
8926850.SQ.FTS.B, 4.717%, 10/04/26 ... 4,233 4,155
a
8928909.SQ.FTS.B, 4.717%, 10/04/26 ... 41,953 40,615
a
8927719.SQ.FTS.B, 4.718%, 10/04/26 ... 1,174 1,169
a
8927369.SQ.FTS.B, 4.719%, 10/04/26 ... 4,819 4,706
a
8927696.SQ.FTS.B, 4.734%, 10/04/26 ... 801 786
a
8928321.SQ.FTS.B, 5.347%, 10/04/26 ... 9,268 9,089
a
8928016.SQ.FTS.B, 5.6%, 10/04/26 ..... 4,939 4,068
a
8927566.SQ.FTS.B, 6.449%, 10/04/26 ... 6,399 817
a
8927942.SQ.FTS.B, 6.452%, 10/04/26 ... 1,094 770
a
8930299.SQ.FTS.B, 4.717%, 10/05/26 ... 13,028 12,665
a
8930246.SQ.FTS.B, 4.718%, 10/05/26 ... 2,346 2,264
a
8930710.SQ.FTS.B, 4.72%, 10/05/26 .... 4,643 4,566
a
8930918.SQ.FTS.B, 4.72%, 10/05/26 .... 4,627 4,532
a
8930590.SQ.FTS.B, 6.45%, 10/05/26 .... 1,339 1,279
a
8931060.SQ.FTS.B, 4.719%, 10/06/26 ... 6,315 6,216
a
8935543.SQ.FTS.B, 4.717%, 10/07/26 ... 1,079 1,048
a
8933822.SQ.FTS.B, 4.718%, 10/07/26 ... 4,283 4,194
a
8935303.SQ.FTS.B, 4.719%, 10/07/26 ... 5,515 5,276
a
8932698.SQ.FTS.B, 5.031%, 10/07/26 ... 2,208 2,175
a
8934133.SQ.FTS.B, 5.031%, 10/07/26 ... 3,172 3,128
a
8934372.SQ.FTS.B, 5.031%, 10/07/26 ... 7,198 6,989
a
8935811.SQ.FTS.B, 5.031%, 10/07/26 ... 9,025 6,672
a
8935605.SQ.FTS.B, 5.595%, 10/07/26 ... 3,872 3,738
a
8936094.SQ.FTS.B, 5.597%, 10/07/26 ... 5,615 5,517
a
8936681.SQ.FTS.B, 6.101%, 10/07/26 ... 1,121 1,037
a
8940929.SQ.FTS.B, 4.717%, 10/08/26 ... 7,301 6,314
a
8939540.SQ.FTS.B, 4.719%, 10/08/26 ... 4,802 4,341
a
8941027.SQ.FTS.B, 5.031%, 10/08/26 ... 3,141 3,111
a
8940083.SQ.FTS.B, 5.912%, 10/08/26 ... 36,539 32,477
a
8939988.SQ.FTS.B, 6.101%, 10/08/26 ... 1,266 1,222
a
8937064.SQ.FTS.B, 6.447%, 10/08/26 ... 1,428 1,150
a
8939793.SQ.FTS.B, 6.447%, 10/08/26 ... 4,820 4,302
a
8944900.SQ.FTS.B, 4.715%, 10/09/26 ... 3,547 3,486
a
8943535.SQ.FTS.B, 4.717%, 10/09/26 ... 3,834 3,748
a
8944162.SQ.FTS.B, 4.717%, 10/09/26 ... 1,395 1,376
a
8944415.SQ.FTS.B, 4.717%, 10/09/26 ... 2,904 2,836
a
8944509.SQ.FTS.B, 4.717%, 10/09/26 ... 4,729 4,581
a
8941415.SQ.FTS.B, 4.719%, 10/09/26 ... 9,860 9,574
a
8942921.SQ.FTS.B, 4.962%, 10/09/26 ... 480 289
a
8942058.SQ.FTS.B, 5.031%, 10/09/26 ... 30,923 25,482
a
8943023.SQ.FTS.B, 5.031%, 10/09/26 ... 5,843 5,613
a
8944625.SQ.FTS.B, 5.031%, 10/09/26 ... 3,746 3,673

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8942926.SQ.FTS.B, 5.603%, 10/09/26 ... $ 2,077 $ 2,002
a
8943220.SQ.FTS.B, 6.447%, 10/09/26 ... 9,151 7,764
a
8942798.SQ.FTS.B, 6.45%, 10/09/26 .... 1,996 1,942
a
8949372.SQ.FTS.B, 4.721%, 10/10/26 ... 3,692 3,594
a
8951448.SQ.FTS.B, 4.721%, 10/10/26 ... 765 751
a
8951516.SQ.FTS.B, 4.723%, 10/10/26 ... 3,059 2,962
a
8952070.SQ.FTS.B, 5.031%, 10/10/26 ... 14,897 14,651
a
8948619.SQ.FTS.B, 5.343%, 10/10/26 ... 1,196 1,175
a
8948714.SQ.FTS.B, 5.912%, 10/10/26 ... 7,533 6,983
a
8956353.SQ.FTS.B, 4.717%, 10/11/26 ... 38,123 36,987
a
8956000.SQ.FTS.B, 4.719%, 10/11/26 ... 8,297 8,141
a
8955097.SQ.FTS.B, 5.031%, 10/11/26 ... 3,255 3,185
a
8955655.SQ.FTS.B, 5.346%, 10/11/26 ... 5,017 4,968
a
8952685.SQ.FTS.B, 5.348%, 10/11/26 ... 2,867 2,703
a
8955329.SQ.FTS.B, 5.616%, 10/11/26 ... 576 458
a
8955351.SQ.FTS.B, 5.915%, 10/11/26 ... 4,582 4,348
a
8955300.SQ.FTS.B, 6.478%, 10/11/26 ... 819 571
a
8957334.SQ.FTS.B, 4.719%, 10/12/26 ... 6,448 6,308
a
8957587.SQ.FTS.B, 5.346%, 10/12/26 ... 3,997 3,901
a
8958970.SQ.FTS.B, 4.717%, 10/13/26 ... 11,718 11,210
a
8958634.SQ.FTS.B, 5.031%, 10/13/26 ... 7,009 6,874
a
8958548.SQ.FTS.B, 5.342%, 10/13/26 ... 2,337 2,241
a
8958059.SQ.FTS.B, 6.101%, 10/13/26 ... 814 805
a
8962446.SQ.FTS.B, 4.72%, 10/14/26 .... 6,747 6,444
a
8961176.SQ.FTS.B, 5.031%, 10/14/26 ... 19,514 19,009
a
8963717.SQ.FTS.B, 5.034%, 10/14/26 ... 4,917 3,414
a
8960728.SQ.FTS.B, 5.354%, 10/14/26 ... 2,201 2,086
a
8964503.SQ.FTS.B, 5.584%, 10/14/26 ... 643 624
a
8966711.SQ.FTS.B, 4.718%, 10/15/26 ... 19,456 18,627
a
8966112.SQ.FTS.B, 4.719%, 10/15/26 ... 6,009 5,843
a
8964957.SQ.FTS.B, 5.031%, 10/15/26 ... 8,288 7,987
a
8968276.SQ.FTS.B, 5.346%, 10/15/26 ... 42,699 40,473
a
8965513.SQ.FTS.B, 6.1%, 10/15/26 ..... 2,898 2,857
a
8964612.SQ.FTS.B, 6.446%, 10/15/26 ... 6,152 4,206
a
8970168.SQ.FTS.B, 4.717%, 10/16/26 ... 4,013 3,920
a
8971478.SQ.FTS.B, 4.717%, 10/16/26 ... 8,901 8,749
a
8971944.SQ.FTS.B, 4.717%, 10/16/26 ... 1,174 1,159
a
8970353.SQ.FTS.B, 4.721%, 10/16/26 ... 5,180 4,913
a
8972999.SQ.FTS.B, 4.923%, 10/16/26 ... 690 522
a
8973042.SQ.FTS.B, 5.031%, 10/16/26 ... 31,000 30,471
a
8971413.SQ.FTS.B, 5.338%, 10/16/26 ... 1,410 1,300
a
8969981.SQ.FTS.B, 5.346%, 10/16/26 ... 1,792 1,744
a
8971292.SQ.FTS.B, 5.348%, 10/16/26 ... 2,550 2,413
a
8972917.SQ.FTS.B, 5.598%, 10/16/26 ... 1,167 1,140
a
8972157.SQ.FTS.B, 6.422%, 10/16/26 ... 136 131
a
8970732.SQ.FTS.B, 6.456%, 10/16/26 ... 443 436
Description
Principal
Amount Value
Block, Inc. (continued)
a
8978361.SQ.FTS.B, 4.711%, 10/17/26 ... $ 428 $ 424
a
8978934.SQ.FTS.B, 4.717%, 10/17/26 ... 17,782 13,186
a
8978435.SQ.FTS.B, 4.719%, 10/17/26 ... 7,221 7,100
a
8977614.SQ.FTS.B, 5.037%, 10/17/26 ... 1,119 1,065
a
8977731.SQ.FTS.B, 5.35%, 10/17/26 .... 3,780 3,604
a
8979562.SQ.FTS.B, 5.628%, 10/17/26 ... 8,687 903
a
8979331.SQ.FTS.B, 6.1%, 10/17/26 ..... 5,653 4,882
a
8980035.SQ.FTS.B, 6.105%, 10/17/26 ... 3,613 3,350
a,b
8977675.SQ.FTS.B, 6.277%, 10/17/26 ... 971 94
a
8980427.SQ.FTS.B, 6.433%, 10/17/26 ... 495 465
a
8978308.SQ.FTS.B, 6.447%, 10/17/26 ... 1,441 1,329
a
8982991.SQ.FTS.B, 4.715%, 10/18/26 ... 4,101 3,978
a
8981056.SQ.FTS.B, 4.716%, 10/18/26 ... 1,665 1,643
a
8983931.SQ.FTS.B, 4.722%, 10/18/26 ... 3,439 3,320
a
8981904.SQ.FTS.B, 5.031%, 10/18/26 ... 13,245 13,004
a
8980596.SQ.FTS.B, 5.346%, 10/18/26 ... 6,480 6,295
a
8983809.SQ.FTS.B, 6.101%, 10/18/26 ... 1,092 1,054
a
8983195.SQ.FTS.B, 6.11%, 10/18/26 .... 1,563 1,247
a
8981826.SQ.FTS.B, 6.456%, 10/18/26 ... 658 642
a
8986175.SQ.FTS.B, 4.717%, 10/19/26 ... 12,812 12,485
a
8985546.SQ.FTS.B, 4.724%, 10/19/26 ... 2,265 2,213
a
8985653.SQ.FTS.B, 4.969%, 10/19/26 ... 947 338
a
8985454.SQ.FTS.B, 5.029%, 10/19/26 ... 3,641 3,415
a
8985623.SQ.FTS.B, 5.36%, 10/19/26 .... 1,613 1,490
a
8985739.SQ.FTS.B, 6.099%, 10/19/26 ... 6,982 6,671
a
8985684.SQ.FTS.B, 6.113%, 10/19/26 ... 1,602 1,420
a
8986502.SQ.FTS.B, 4.72%, 10/20/26 .... 4,994 4,860
a
8986677.SQ.FTS.B, 5.031%, 10/20/26 ... 3,496 3,289
a
8986982.SQ.FTS.B, 6.446%, 10/20/26 ... 4,283 3,684
a
8986641.SQ.FTS.B, 6.455%, 10/20/26 ... 1,374 1,200
a
8988547.SQ.FTS.B, 4.715%, 10/21/26 ... 2,765 2,701
a
8987256.SQ.FTS.B, 4.717%, 10/21/26 ... 5,435 5,294
a
8988221.SQ.FTS.B, 4.717%, 10/21/26 ... 6,230 6,110
a
8990972.SQ.FTS.B, 5.031%, 10/21/26 ... 9,746 9,512
a
8988691.SQ.FTS.B, 5.348%, 10/21/26 ... 5,054 4,989
a
8996192.SQ.FTS.B, 4.717%, 10/22/26 ... 37,571 36,948
a
8993397.SQ.FTS.B, 4.718%, 10/22/26 ... 9,310 9,177
a
8995686.SQ.FTS.B, 5.016%, 10/22/26 ... 375 369
a
8992162.SQ.FTS.B, 5.034%, 10/22/26 ... 2,777 2,620
a
8995697.SQ.FTS.B, 5.346%, 10/22/26 ... 13,065 9,463
a
8993270.SQ.FTS.B, 5.356%, 10/22/26 ... 673 660
a
8995502.SQ.FTS.B, 6.09%, 10/22/26 .... 1,104 911
a
8995320.SQ.FTS.B, 6.098%, 10/22/26 ... 2,013 1,975
a,b
8995610.SQ.FTS.B, 6.1%, 10/22/26 ..... 6,434 614
a
8992365.SQ.FTS.B, 6.445%, 10/22/26 ... 5,959 5,515
a
8993020.SQ.FTS.B, 6.449%, 10/22/26 ... 3,244 2,924

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
8995233.SQ.FTS.B, 6.453%, 10/22/26 ... $ 1,026 $ 993
a
8996339.SQ.FTS.B, 4.719%, 10/23/26 ... 5,884 5,790
a
8996846.SQ.FTS.B, 4.719%, 10/23/26 ... 9,117 8,704
a
8998043.SQ.FTS.B, 5.025%, 10/23/26 ... 1,651 1,615
a
9000235.SQ.FTS.B, 5.037%, 10/23/26 ... 1,946 1,907
a
8998399.SQ.FTS.B, 5.342%, 10/23/26 ... 1,792 1,651
a
8998141.SQ.FTS.B, 5.595%, 10/23/26 ... 4,265 4,195
a
8999639.SQ.FTS.B, 5.599%, 10/23/26 ... 6,431 5,821
a
8999594.SQ.FTS.B, 5.92%, 10/23/26 .... 1,629 1,200
a
8999502.SQ.FTS.B, 6.434%, 10/23/26 ... 345 336
a
8999514.SQ.FTS.B, 6.441%, 10/23/26 ... 2,273 2,107
a
9004381.SQ.FTS.B, 4.717%, 10/24/26 ... 6,467 6,234
a
9004856.SQ.FTS.B, 4.717%, 10/24/26 ... 3,890 3,783
a
9005028.SQ.FTS.B, 4.717%, 10/24/26 ... 10,682 10,477
a
9006869.SQ.FTS.B, 4.717%, 10/24/26 ... 43,538 42,784
a
9003833.SQ.FTS.B, 4.72%, 10/24/26 .... 2,849 2,725
a
9006035.SQ.FTS.B, 4.722%, 10/24/26 ... 1,953 1,892
a
9003619.SQ.FTS.B, 5.346%, 10/24/26 ... 2,965 2,843
a
9006108.SQ.FTS.B, 5.346%, 10/24/26 ... 2,802 2,615
a,b
9006269.SQ.FTS.B, 5.597%, 10/24/26 ... 20,237 7,303
a
9003201.SQ.FTS.B, 6.101%, 10/24/26 ... 3,956 3,850
a
9005859.SQ.FTS.B, 6.289%, 10/24/26 ... 490 486
a
9005815.SQ.FTS.B, 6.437%, 10/24/26 ... 123 119
a
9009247.SQ.FTS.B, 4.712%, 10/25/26 ... 2,874 2,666
a
9008810.SQ.FTS.B, 4.717%, 10/25/26 ... 5,106 4,799
a
9010818.SQ.FTS.B, 4.717%, 10/25/26 ... 19,810 19,339
a
9007813.SQ.FTS.B, 4.719%, 10/25/26 ... 11,404 11,069
a
9011818.SQ.FTS.B, 5.031%, 10/25/26 ... 6,297 6,226
a
9009735.SQ.FTS.B, 6.447%, 10/25/26 ... 17,851 16,387
a
9012243.SQ.FTS.B, 4.713%, 10/26/26 ... 2,854 2,759
a
9012839.SQ.FTS.B, 4.715%, 10/26/26 ... 4,414 4,325
a
9012361.SQ.FTS.B, 4.717%, 10/26/26 ... 2,374 2,057
a
9012403.SQ.FTS.B, 4.717%, 10/26/26 ... 2,892 2,835
a
9012575.SQ.FTS.B, 4.719%, 10/26/26 ... 8,642 8,432
a
9012201.SQ.FTS.B, 5.6%, 10/26/26 ..... 1,371 1,332
a
9013090.SQ.FTS.B, 4.952%, 10/27/26 ... 234 221
a
9013486.SQ.FTS.B, 5.031%, 10/27/26 ... 7,655 7,376
a
9013704.SQ.FTS.B, 5.596%, 10/27/26 ... 8,043 7,569
a
9013227.SQ.FTS.B, 5.612%, 10/27/26 ... 716 700
a
9013118.SQ.FTS.B, 6.447%, 10/27/26 ... 2,638 2,415
a
9018347.SQ.FTS.B, 4.717%, 10/28/26 ... 8,875 8,607
a
9016653.SQ.FTS.B, 5.031%, 10/28/26 ... 2,763 2,658
a
9019009.SQ.FTS.B, 6.447%, 10/28/26 ... 17,822 16,758
a
9018948.SQ.FTS.B, 6.457%, 10/28/26 ... 2,368 1,580
a,b
4578615.SQ.FTS.B, 4.717%, 4/01/33 .... 1,525 –
a,b
4583983.SQ.FTS.B, 4.403%, 4/04/33 .... 3,383 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4585288.SQ.FTS.B, 4.874%, 4/04/33 .... $ 13,554 $ –
a,b
4587010.SQ.FTS.B, 3.938%, 4/05/33 .... 1,755 –
a,b
4590358.SQ.FTS.B, 3.953%, 4/05/33 .... 226 –
a,b
4588245.SQ.FTS.B, 4.558%, 4/05/33 .... 3,204 –
a,b
4589702.SQ.FTS.B, 4.569%, 4/05/33 .... 3,489 –
a,b
4598182.SQ.FTS.B, 4.574%, 4/07/33 .... 1,281 –
a,b
4602285.SQ.FTS.B, 4.403%, 4/08/33 .... 31,712 –
a,b
4604615.SQ.FTS.B, 4.56%, 4/09/33 ..... 13,726 –
a,b
4604886.SQ.FTS.B, 4.717%, 4/10/33 .... 2,273 –
a,b
4606179.SQ.FTS.B, 3.932%, 4/11/33 .... 10,364 –
a,b
4606464.SQ.FTS.B, 4.403%, 4/11/33 .... 12,284 1
a,b
4606335.SQ.FTS.B, 4.882%, 4/11/33 .... 2,103 –
a,b
4609551.SQ.FTS.B, 4.56%, 4/12/33 ..... 5,454 –
a,b
4612920.SQ.FTS.B, 3.314%, 4/13/33 .... 2,172 –
a,b
4610443.SQ.FTS.B, 4.403%, 4/13/33 .... 10,147 –
a,b
4622639.SQ.FTS.B, 3.928%, 4/15/33 .... 3,183 –
a,b
4624869.SQ.FTS.B, 4.554%, 4/17/33 .... 1,488 –
a,b
4626298.SQ.FTS.B, 3.934%, 4/18/33 .... 10,268 –
a,b
4627586.SQ.FTS.B, 4.403%, 4/18/33 .... 4,624 –
a,b
4626514.SQ.FTS.B, 5.031%, 4/18/33 .... 2,949 1
a,b
4629149.SQ.FTS.B, 4.403%, 4/19/33 .... 6,425 –
a,b
4632596.SQ.FTS.B, 4.705%, 4/20/33 .... 848 –
a,b
4635753.SQ.FTS.B, 4.874%, 4/21/33 .... 11,156 –
a,b
4642502.SQ.FTS.B, 4.868%, 4/25/33 .... 696 –
a,b
4643970.SQ.FTS.B, 4.56%, 4/26/33 ..... 2,081 –
a,b
4657373.SQ.FTS.B, 3.296%, 4/30/33 .... 3,122 –
a,b
4656958.SQ.FTS.B, 4.717%, 4/30/33 .... 3,103 –
a,b
4661015.SQ.FTS.B, 4.566%, 5/01/33 .... 2,307 –
a,b
4661890.SQ.FTS.B, 3.931%, 5/02/33 .... 2,289 –
a,b
4663096.SQ.FTS.B, 4.403%, 5/02/33 .... 27,120 –
a,b
4663916.SQ.FTS.B, 4.403%, 5/02/33 .... 24,742 1
a,b
4662184.SQ.FTS.B, 5.031%, 5/02/33 .... 2,428 –
a,b
4665676.SQ.FTS.B, 4.564%, 5/03/33 .... 4,624 –
a,b
4675799.SQ.FTS.B, 3.306%, 5/05/33 .... 3,282 –
a,b
4677893.SQ.FTS.B, 5.031%, 5/06/33 .... 2,173 –
a,b
4693423.SQ.FTS.B, 4.403%, 5/09/33 .... 7,056 –
a,b
4693941.SQ.FTS.B, 4.561%, 5/09/33 .... 8,872 –
a,b
4692191.SQ.FTS.B, 4.562%, 5/09/33 .... 9,113 –
a,b
4692982.SQ.FTS.B, 4.591%, 5/09/33 .... 430 –
a,b
4691756.SQ.FTS.B, 4.715%, 5/09/33 .... 7,269 –
a,b
4706450.SQ.FTS.B, 4.561%, 5/10/33 .... 6,009 –
a,b
4706808.SQ.FTS.B, 4.563%, 5/10/33 .... 5,406 –
a,b
4701939.SQ.FTS.B, 4.717%, 5/10/33 .... 1,446 –
a,b
4707248.SQ.FTS.B, 4.732%, 5/11/33 .... 641 –
a,b
4711828.SQ.FTS.B, 5.031%, 5/12/33 .... 3,618 –
a,b
4714060.SQ.FTS.B, 5.031%, 5/13/33 .... 1,082 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
4714469.SQ.FTS.B, 3.27%, 5/14/33 ..... $ 828 $ –
a,b
4738688.SQ.FTS.B, 4.418%, 5/18/33 .... 840 –
a,b
4747188.SQ.FTS.B, 3.31%, 5/19/33 ..... 553 –
a,b
4750103.SQ.FTS.B, 4.403%, 5/20/33 .... 8,831 –
a,b
4750803.SQ.FTS.B, 4.403%, 5/21/33 .... 3,382 –
a,b
4754132.SQ.FTS.B, 3.306%, 5/22/33 .... 602 –
a,b
4764584.SQ.FTS.B, 5.031%, 5/23/33 .... 523 –
a,b
4773604.SQ.FTS.B, 4.403%, 5/24/33 .... 9,605 –
a,b
4777853.SQ.FTS.B, 4.565%, 5/24/33 .... 1,347 –
a,b
4774144.SQ.FTS.B, 4.57%, 5/24/33 ..... 1,718 –
a,b
4779678.SQ.FTS.B, 3.301%, 5/25/33 .... 924 –
a,b
4782528.SQ.FTS.B, 3.333%, 5/26/33 .... 51 –
a,b
4790824.SQ.FTS.B, 4.567%, 5/29/33 .... 509 –
a,b
4796651.SQ.FTS.B, 4.564%, 6/01/33 .... 3,524 –
a,b
4808500.SQ.FTS.B, 4.403%, 6/02/33 .... 7,711 –
a,b
4807880.SQ.FTS.B, 4.56%, 6/02/33 ..... 19,691 2
a,b
4815646.SQ.FTS.B, 4.403%, 6/05/33 .... 5,300 –
a,b
4820091.SQ.FTS.B, 4.564%, 6/07/33 .... 1,630 –
a,b
4820553.SQ.FTS.B, 4.875%, 6/07/33 .... 10,164 –
a,b
4821904.SQ.FTS.B, 4.56%, 6/08/33 ..... 796 –
a,b
4831001.SQ.FTS.B, 3.774%, 6/10/33 .... 847 –
a,b
4831653.SQ.FTS.B, 3.926%, 6/10/33 .... 2,099 –
a,b
4830931.SQ.FTS.B, 4.528%, 6/10/33 .... 27 –
a,b
4831110.SQ.FTS.B, 4.57%, 6/10/33 ..... 962 –
a,b
4834162.SQ.FTS.B, 4.574%, 6/12/33 .... 208 –
a,b
4839102.SQ.FTS.B, 3.296%, 6/14/33 .... 1,596 –
a,b
4838333.SQ.FTS.B, 3.941%, 6/14/33 .... 750 –
a,b
4842631.SQ.FTS.B, 3.302%, 6/15/33 .... 5,776 –
a,b
4842605.SQ.FTS.B, 3.937%, 6/15/33 .... 4,000 –
a,b
4841116.SQ.FTS.B, 4.562%, 6/15/33 .... 11,234 –
a,b
4848622.SQ.FTS.B, 3.302%, 6/16/33 .... 2,069 –
a,b
4862341.SQ.FTS.B, 2.982%, 6/18/33 .... 522 –
a,b
4862443.SQ.FTS.B, 4.227%, 6/18/33 .... 7,578 –
a,b
4863062.SQ.FTS.B, 4.391%, 6/19/33 .... 3,882 –
a,b
4863238.SQ.FTS.B, 4.42%, 6/19/33 ..... 2,993 –
a,b
4862998.SQ.FTS.B, 4.559%, 6/19/33 .... 1,298 –
a,b
4863412.SQ.FTS.B, 4.56%, 6/19/33 ..... 11,561 –
a,b
4862938.SQ.FTS.B, 5.031%, 6/19/33 .... 691 –
a,b
4867257.SQ.FTS.B, 3.939%, 6/20/33 .... 607 –
a,b
4867843.SQ.FTS.B, 3.675%, 6/21/33 .... 493 –
a,b
4868757.SQ.FTS.B, 4.406%, 6/21/33 .... 3,219 –
a,b
4869815.SQ.FTS.B, 4.56%, 6/21/33 ..... 7,257 –
a,b
4873297.SQ.FTS.B, 3.376%, 6/22/33 .... 113 –
a,b
4871837.SQ.FTS.B, 3.928%, 6/22/33 .... 1,490 –
a,b
4872072.SQ.FTS.B, 4.557%, 6/22/33 .... 4,085 –
a,b
4873405.SQ.FTS.B, 4.56%, 6/22/33 ..... 5,886 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4873313.SQ.FTS.B, 5.031%, 6/22/33 .... $ 1,287 $ –
a,b
4874535.SQ.FTS.B, 3.306%, 6/23/33 .... 977 –
a,b
4875940.SQ.FTS.B, 4.539%, 6/23/33 .... 7,944 1
a,b
4874845.SQ.FTS.B, 4.559%, 6/23/33 .... 3,811 –
a,b
4874157.SQ.FTS.B, 4.877%, 6/23/33 .... 3,873 –
a,b
4877067.SQ.FTS.B, 3.562%, 6/24/33 .... 1,174 –
a,b
4877254.SQ.FTS.B, 3.774%, 6/25/33 .... 1,462 –
a,b
4877394.SQ.FTS.B, 4.225%, 6/25/33 .... 4,239 –
a,b
4877534.SQ.FTS.B, 4.931%, 6/25/33 .... 1,841 –
a,b
4879828.SQ.FTS.B, 2.958%, 6/27/33 .... 1,403 –
a,b
4879371.SQ.FTS.B, 3.443%, 6/27/33 .... 536 –
a,b
4879124.SQ.FTS.B, 4.073%, 6/27/33 .... 4,098 –
a,b
4878787.SQ.FTS.B, 4.233%, 6/27/33 .... 4,067 –
a,b
4880273.SQ.FTS.B, 4.416%, 6/27/33 .... 32,499 1
a,b
4879728.SQ.FTS.B, 4.695%, 6/27/33 .... 2,694 –
a,b
4878103.SQ.FTS.B, 5.346%, 6/27/33 .... 627 –
a,b
4881967.SQ.FTS.B, 2.297%, 6/28/33 .... 399 –
a,b
4881632.SQ.FTS.B, 2.333%, 6/28/33 .... 5,202 –
a,b
4880881.SQ.FTS.B, 2.411%, 6/28/33 .... 274 –
a,b
4882630.SQ.FTS.B, 3.643%, 6/28/33 .... 5,042 1
a,b
4881595.SQ.FTS.B, 4.069%, 6/28/33 .... 1,106 –
a,b
4881625.SQ.FTS.B, 4.427%, 6/28/33 .... 1,074 –
a,b
4881933.SQ.FTS.B, 4.55%, 6/28/33 ..... 502 –
a,b
4882127.SQ.FTS.B, 4.561%, 6/28/33 .... 35,043 –
a,b
4880840.SQ.FTS.B, 4.719%, 6/28/33 .... 1,132 –
a,b
4886903.SQ.FTS.B, 3.296%, 6/30/33 .... 2,071 –
a,b
4889268.SQ.FTS.B, 3.31%, 6/30/33 ..... 524 –
a,b
4886912.SQ.FTS.B, 4.563%, 6/30/33 .... 2,287 –
a,b
4889574.SQ.FTS.B, 4.877%, 7/01/33 .... 2,517 –
a,b
4894101.SQ.FTS.B, 4.717%, 7/04/33 .... 12,955 1
a,b
4893066.SQ.FTS.B, 5.031%, 7/04/33 .... 3,265 –
a,b
4896547.SQ.FTS.B, 5.849%, 7/05/33 .... 4,712 –
a,b
4899151.SQ.FTS.B, 4.563%, 7/06/33 .... 3,147 –
a,b
4898852.SQ.FTS.B, 4.874%, 7/06/33 .... 2,213 –
a,b
4908064.SQ.FTS.B, 4.403%, 7/11/33 .... 16,814 1
a,b
4907364.SQ.FTS.B, 5.031%, 7/11/33 .... 1,373 –
a,b
4922562.SQ.FTS.B, 4.56%, 7/14/33 ..... 6,112 –
a,b
4916400.SQ.FTS.B, 4.569%, 7/14/33 .... 955 –
a,b
4916673.SQ.FTS.B, 4.719%, 7/14/33 .... 9,163 –
a,b
4923493.SQ.FTS.B, 3.354%, 7/15/33 .... 134 –
a,b
4925329.SQ.FTS.B, 4.145%, 7/18/33 .... 1,389 –
a,b
4928876.SQ.FTS.B, 3.333%, 7/19/33 .... 514 –
a,b
4931020.SQ.FTS.B, 4.56%, 7/20/33 ..... 10,152 –
a,b
4935511.SQ.FTS.B, 4.403%, 7/22/33 .... 450 –
a,b
4941224.SQ.FTS.B, 5.031%, 7/25/33 .... 4,401 –
a,b
4947272.SQ.FTS.B, 4.885%, 7/27/33 .... 1,224 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
4954105.SQ.FTS.B, 4.557%, 7/28/33 .... $ 2,531 $ –
a,b
4961597.SQ.FTS.B, 3.303%, 7/31/33 .... 6,826 –
a,b
4964338.SQ.FTS.B, 4.886%, 8/01/33 .... 1,028 –
a,b
4975322.SQ.FTS.B, 4.539%, 8/05/33 .... 1,106 –
a,b
4976561.SQ.FTS.B, 4.553%, 8/07/33 .... 2,306 –
a,b
4977248.SQ.FTS.B, 4.56%, 8/07/33 ..... 23,393 1
a,b
4980976.SQ.FTS.B, 4.557%, 8/08/33 .... 3,062 –
a,b
4978982.SQ.FTS.B, 4.561%, 8/08/33 .... 8,763 1
a,b
4979694.SQ.FTS.B, 6.253%, 8/08/33 .... 7,423 –
a,b
4981159.SQ.FTS.B, 4.717%, 8/09/33 .... 3,017 –
a,b
4983108.SQ.FTS.B, 5.031%, 8/09/33 .... 419 –
a,b
4989442.SQ.FTS.B, 6.239%, 8/11/33 .... 717 –
a,b
4990668.SQ.FTS.B, 3.935%, 8/12/33 .... 1,655 –
a,b
4995431.SQ.FTS.B, 4.556%, 8/15/33 .... 6,247 –
a,b
5004424.SQ.FTS.B, 4.56%, 8/16/33 ..... 1,829 –
a,b
5016072.SQ.FTS.B, 5.435%, 8/17/33 .... 5,014 –
a,b
5025752.SQ.FTS.B, 2.033%, 8/19/33 .... 6,406 –
a,b
5025882.SQ.FTS.B, 4.885%, 8/19/33 .... 1,669 –
a,b
5027373.SQ.FTS.B, 4.018%, 8/21/33 .... 8,844 –
a,b
5030831.SQ.FTS.B, 4.56%, 8/22/33 ..... 5,213 –
a,b
5031471.SQ.FTS.B, 4.563%, 8/22/33 .... 5,258 –
a,b
5033148.SQ.FTS.B, 3.906%, 8/23/33 .... 471 –
a,b
5035669.SQ.FTS.B, 4.725%, 8/23/33 .... 3,399 –
a,b
5044258.SQ.FTS.B, 5.149%, 8/27/33 .... 8,147 2
a,b
5045662.SQ.FTS.B, 4.574%, 8/28/33 .... 2,040 –
a,b
5047314.SQ.FTS.B, 4.591%, 8/28/33 .... 460 –
a,b
5047321.SQ.FTS.B, 4.717%, 8/28/33 .... 5,110 –
a,b
5044794.SQ.FTS.B, 4.807%, 8/28/33 .... 5,731 –
a,b
5059326.SQ.FTS.B, 4.561%, 9/04/33 .... 13,048 –
a,b
5062512.SQ.FTS.B, 2.6%, 9/06/33 ...... 3,648 –
a,b
5062340.SQ.FTS.B, 4.883%, 9/06/33 .... 2,074 –
a,b
5065404.SQ.FTS.B, 4.572%, 9/07/33 .... 2,639 –
a,b
5067242.SQ.FTS.B, 4.382%, 9/08/33 .... 5,352 –
a,b
5067403.SQ.FTS.B, 5.351%, 9/08/33 .... 2,045 –
a,b
5071139.SQ.FTS.B, 3.848%, 9/09/33 .... 2,742 1
a,b
5075119.SQ.FTS.B, 3.748%, 9/10/33 .... 1,106 –
a,b
5072967.SQ.FTS.B, 4.066%, 9/10/33 .... 542 –
a,b
5074442.SQ.FTS.B, 4.861%, 9/10/33 .... 1,909 –
a,b
5077583.SQ.FTS.B, 5.031%, 9/11/33 .... 3,691 –
a,b
5081612.SQ.FTS.B, 4.666%, 9/14/33 .... 1,324 –
a,b
5084934.SQ.FTS.B, 3.774%, 9/16/33 .... 33,929 –
a,b
5085858.SQ.FTS.B, 3.936%, 9/16/33 .... 884 –
a,b
5090272.SQ.FTS.B, 4.563%, 9/17/33 .... 4,187 –
a,b
5093863.SQ.FTS.B, 4.558%, 9/19/33 .... 9,864 –
a,b
5094427.SQ.FTS.B, 3.774%, 9/20/33 .... 2,121 –
a,b
5096674.SQ.FTS.B, 4.56%, 9/21/33 ..... 13,763 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5095917.SQ.FTS.B, 5.031%, 9/21/33 .... $ 17,638 $ –
a,b
5098275.SQ.FTS.B, 6.063%, 9/22/33 .... 6,026 –
a,b
5100485.SQ.FTS.B, 5.722%, 9/23/33 .... 4,264 –
a,b
5106538.SQ.FTS.B, 4.562%, 9/24/33 .... 11,727 –
a,b
5107353.SQ.FTS.B, 5.031%, 9/24/33 .... 1,383 –
a,b
5109145.SQ.FTS.B, 5.031%, 9/25/33 .... 1,195 –
a,b
5111024.SQ.FTS.B, 4.724%, 9/27/33 .... 873 –
a,b
5112445.SQ.FTS.B, 3.774%, 9/28/33 .... 344 –
a,b
5114206.SQ.FTS.B, 4.571%, 9/28/33 .... 573 –
a,b
5112955.SQ.FTS.B, 5.031%, 9/28/33 .... 4,811 –
a,b
5113266.SQ.FTS.B, 5.387%, 9/28/33 .... 1,765 –
a,b
5124518.SQ.FTS.B, 3.351%, 9/30/33 .... 11,687 –
a,b
5119221.SQ.FTS.B, 4.403%, 9/30/33 .... 2,448 –
a,b
5119131.SQ.FTS.B, 4.56%, 9/30/33 ..... 1,948 –
a,b
5126438.SQ.FTS.B, 3.495%, 10/01/33 ... 22,782 1
a,b
5128413.SQ.FTS.B, 3.917%, 10/02/33 ... 1,332 –
a,b
5131669.SQ.FTS.B, 4.56%, 10/04/33 .... 22,967 –
a,b
5132006.SQ.FTS.B, 5.007%, 10/04/33 ... 790 –
a,b
5138072.SQ.FTS.B, 4.672%, 10/06/33 ... 4,185 –
a,b
5142028.SQ.FTS.B, 3.927%, 10/07/33 ... 612 –
a,b
5142049.SQ.FTS.B, 4.503%, 10/07/33 ... 537 –
a,b
5141482.SQ.FTS.B, 4.508%, 10/07/33 ... 2,827 –
a,b
5149269.SQ.FTS.B, 4.974%, 10/10/33 ... 941 –
a,b
5153369.SQ.FTS.B, 4.559%, 10/11/33 ... 12,680 –
a,b
5153956.SQ.FTS.B, 3.94%, 10/12/33 .... 2,957 –
a,b
5157152.SQ.FTS.B, 4.407%, 10/12/33 ... 4,186 –
a,b
5154314.SQ.FTS.B, 4.567%, 10/12/33 ... 2,780 –
a,b
5154612.SQ.FTS.B, 4.57%, 10/12/33 .... 1,314 –
a,b
5157821.SQ.FTS.B, 4.557%, 10/13/33 ... 4,950 –
a,b
5159643.SQ.FTS.B, 4.886%, 10/13/33 ... 1,281 –
a,b
5163000.SQ.FTS.B, 3.303%, 10/14/33 ... 6,619 –
a,b
5162509.SQ.FTS.B, 4.561%, 10/14/33 ... 55,221 –
a,b
5165754.SQ.FTS.B, 4.566%, 10/14/33 ... 1,218 –
a,b
5170843.SQ.FTS.B, 4.403%, 10/15/33 ... 14,553 –
a,b
5168750.SQ.FTS.B, 4.558%, 10/15/33 ... 2,545 –
a,b
5171656.SQ.FTS.B, 4.053%, 10/16/33 ... 875 –
a,b
5172517.SQ.FTS.B, 3.302%, 10/17/33 ... 3,231 –
a,b
5173148.SQ.FTS.B, 5.012%, 10/17/33 ... 670 –
a,b
5175259.SQ.FTS.B, 3.354%, 10/18/33 ... 30 –
a,b
5176617.SQ.FTS.B, 4.294%, 10/18/33 ... 935 –
a,b
5175826.SQ.FTS.B, 4.557%, 10/18/33 ... 3,657 –
a,b
5176935.SQ.FTS.B, 5.031%, 10/18/33 ... 489 –
a,b
5177078.SQ.FTS.B, 5.189%, 10/18/33 ... 260 –
a,b
5184366.SQ.FTS.B, 3.774%, 10/19/33 ... 3,564 –
a,b
5189604.SQ.FTS.B, 3.774%, 10/20/33 ... 4,636 –
a,b
5203735.SQ.FTS.B, 3.298%, 10/21/33 ... 6,108 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
5210519.SQ.FTS.B, 5.535%, 10/24/33 ... $ 11,522 $ –
a,b
5223636.SQ.FTS.B, 4.563%, 10/27/33 ... 2,509 –
a,b
5230601.SQ.FTS.B, 3.301%, 10/28/33 ... 5,805 –
a,b
5234006.SQ.FTS.B, 4.403%, 10/28/33 ... 25,481 1
a,b
5230330.SQ.FTS.B, 4.717%, 10/28/33 ... 1,320 –
a,b
5238828.SQ.FTS.B, 3.774%, 10/29/33 ... 19,166 –
a,b
5240546.SQ.FTS.B, 3.953%, 10/30/33 ... 1,371 –
a,b
5240481.SQ.FTS.B, 4.563%, 10/30/33 ... 1,280 –
a,b
5240561.SQ.FTS.B, 4.95%, 10/30/33 .... 993 –
a,b
5240923.SQ.FTS.B, 4.56%, 11/01/33 .... 7,658 –
a,b
5245023.SQ.FTS.B, 3.936%, 11/02/33 ... 1,235 –
a,b
5252966.SQ.FTS.B, 4.188%, 11/04/33 ... 2,234 –
a,b
5256925.SQ.FTS.B, 4.403%, 11/04/33 ... 12,494 –
a,b
5251953.SQ.FTS.B, 4.553%, 11/04/33 ... 1,860 –
a,b
5267302.SQ.FTS.B, 3.354%, 11/06/33 ... 212 –
a,b
5267196.SQ.FTS.B, 4.723%, 11/06/33 ... 2,396 –
a,b
5270825.SQ.FTS.B, 4.877%, 11/06/33 ... 4,533 –
a,b
5273714.SQ.FTS.B, 4.563%, 11/08/33 ... 2,002 –
a,b
5276774.SQ.FTS.B, 4.556%, 11/09/33 ... 3,264 –
a,b
5280986.SQ.FTS.B, 4.555%, 11/10/33 ... 1,327 –
a,b
5284007.SQ.FTS.B, 4.403%, 11/11/33 ... 1,049 –
a,b
5289917.SQ.FTS.B, 3.774%, 11/12/33 ... 702 –
a,b
5287039.SQ.FTS.B, 4.475%, 11/12/33 ... 8,749 –
a,b
5288567.SQ.FTS.B, 6.146%, 11/12/33 ... 487 –
a,b
5292026.SQ.FTS.B, 4.719%, 11/13/33 ... 5,106 –
a,b
5293955.SQ.FTS.B, 4.721%, 11/14/33 ... 5,278 –
a,b
5293907.SQ.FTS.B, 4.874%, 11/14/33 ... 2,714 –
a,b
5295255.SQ.FTS.B, 3.303%, 11/16/33 ... 1,890 1
a,b
5296246.SQ.FTS.B, 4.26%, 11/16/33 .... 1,628 –
a,b
5300323.SQ.FTS.B, 4.569%, 11/17/33 ... 1,387 –
a,b
5312373.SQ.FTS.B, 4.56%, 11/18/33 .... 721 –
a,b
5317481.SQ.FTS.B, 4.528%, 11/19/33 ... 593 –
a,b
5319057.SQ.FTS.B, 5.031%, 11/19/33 ... 2,284 –
a,b
5325009.SQ.FTS.B, 3.047%, 11/22/33 ... 6,356 –
a,b
5325109.SQ.FTS.B, 4.114%, 11/22/33 ... 3,741 –
a,b
5325953.SQ.FTS.B, 3.673%, 11/23/33 ... 27,323 2
a,b
5331997.SQ.FTS.B, 3.29%, 11/24/33 .... 1,138 –
a,b
5333772.SQ.FTS.B, 3.324%, 11/24/33 ... 967 –
a,b
5334010.SQ.FTS.B, 3.33%, 11/24/33 .... 435 –
a,b
5332017.SQ.FTS.B, 4.403%, 11/24/33 ... 3,457 –
a,b
5334017.SQ.FTS.B, 4.403%, 11/24/33 ... 710 –
a,b
5334919.SQ.FTS.B, 4.56%, 11/24/33 .... 1,216 –
a,b
5332382.SQ.FTS.B, 4.858%, 11/24/33 ... 1,453 –
a,b
5333523.SQ.FTS.B, 4.881%, 11/24/33 ... 620 –
a,b
5337318.SQ.FTS.B, 3.962%, 11/25/33 ... 1,470 –
a,b
5336258.SQ.FTS.B, 4.558%, 11/25/33 ... 4,115 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5365379.SQ.FTS.B, 4.56%, 11/26/33 .... $ 768 $ –
a,b
5364900.SQ.FTS.B, 4.571%, 11/26/33 ... 1,391 –
a,b
5377413.SQ.FTS.B, 3.944%, 11/27/33 ... 944 –
a,b
5378585.SQ.FTS.B, 3.953%, 11/27/33 ... 392 –
a,b
5369148.SQ.FTS.B, 4.354%, 11/27/33 ... 969 –
a,b
5377620.SQ.FTS.B, 4.414%, 11/27/33 ... 13,408 2
a,b
5397535.SQ.FTS.B, 3.585%, 11/30/33 ... 5,543 –
a,b
5393796.SQ.FTS.B, 5.031%, 11/30/33 ... 95 –
a,b
5408127.SQ.FTS.B, 3.774%, 12/01/33 ... 1,021 –
a,b
5412734.SQ.FTS.B, 3.992%, 12/01/33 ... 8,127 –
a,b
5413423.SQ.FTS.B, 4.879%, 12/01/33 ... 2,550 –
a,b
5411388.SQ.FTS.B, 5.031%, 12/01/33 ... 563 –
a,b
5447961.SQ.FTS.B, 4.557%, 12/02/33 ... 697 –
a,b
5472760.SQ.FTS.B, 4.479%, 12/04/33 ... 3,648 –
a,b
5475686.SQ.FTS.B, 4.56%, 12/06/33 .... 2,736 –
a,b
5479438.SQ.FTS.B, 4.866%, 12/06/33 ... 631 –
a,b
5480752.SQ.FTS.B, 5.031%, 12/06/33 ... 3,098 –
a,b
5505930.SQ.FTS.B, 6.289%, 12/07/33 ... 1,048 –
a,b
5518310.SQ.FTS.B, 3.913%, 12/08/33 ... 390 –
a,b
5515187.SQ.FTS.B, 4.403%, 12/08/33 ... 4,692 –
a,b
5516154.SQ.FTS.B, 4.72%, 12/08/33 .... 12,489 –
a,b
5507000.SQ.FTS.B, 4.758%, 12/08/33 ... 38,614 1
a,b
5533995.SQ.FTS.B, 3.277%, 12/09/33 ... 813 –
a,b
5534121.SQ.FTS.B, 5.031%, 12/09/33 ... 5,159 –
a,b
5534689.SQ.FTS.B, 3.346%, 12/10/33 ... 3,849 –
a,b
5537817.SQ.FTS.B, 4.193%, 12/10/33 ... 798 –
a,b
5537728.SQ.FTS.B, 4.447%, 12/10/33 ... 2,668 –
a,b
5535547.SQ.FTS.B, 4.724%, 12/10/33 ... 4,404 –
a,b
5537953.SQ.FTS.B, 5.029%, 12/10/33 ... 4,030 –
a,b
5539948.SQ.FTS.B, 4.239%, 12/11/33 ... 1,314 –
a,b
5541083.SQ.FTS.B, 2.917%, 12/12/33 ... 114 –
a,b
5541094.SQ.FTS.B, 4.721%, 12/12/33 ... 5,085 –
a,b
5546515.SQ.FTS.B, 4.556%, 12/13/33 ... 2,064 –
a,b
5552344.SQ.FTS.B, 3.537%, 12/14/33 ... 1,674 –
a,b
5547946.SQ.FTS.B, 5.031%, 12/14/33 ... 1,134 –
a,b
5554641.SQ.FTS.B, 3.292%, 12/15/33 ... 62,255 –
a,b
5556696.SQ.FTS.B, 5.344%, 12/15/33 ... 5,553 1
a,b
5563038.SQ.FTS.B, 4.564%, 12/16/33 ... 4,772 –
a,b
5562047.SQ.FTS.B, 4.565%, 12/16/33 ... 3,095 –
a,b
5564628.SQ.FTS.B, 3.302%, 12/17/33 ... 2,787 –
a,b
5565992.SQ.FTS.B, 4.875%, 12/17/33 ... 2,616 –
a,b
5568881.SQ.FTS.B, 3.298%, 12/19/33 ... 1,314 –
a,b
5569070.SQ.FTS.B, 4.568%, 12/19/33 ... 29,610 –
a,b
5572327.SQ.FTS.B, 4.572%, 12/20/33 ... 243 –
a,b
5574351.SQ.FTS.B, 4.403%, 12/21/33 ... 10,696 1
a,b
5573406.SQ.FTS.B, 4.546%, 12/21/33 ... 363 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
5575886.SQ.FTS.B, 4.557%, 12/21/33 ... $ 894 $ –
a,b
5586899.SQ.FTS.B, 3.653%, 12/24/33 ... 2,468 –
a,b
5585522.SQ.FTS.B, 4.55%, 12/24/33 .... 445 –
a,b
5588173.SQ.FTS.B, 3.774%, 12/25/33 ... 3,545 –
a,b
5589322.SQ.FTS.B, 4.564%, 12/26/33 ... 4,040 –
a,b
5588832.SQ.FTS.B, 4.719%, 12/26/33 ... 7,140 –
a,b
5594180.SQ.FTS.B, 2.869%, 12/28/33 ... 732 –
a,b
5595624.SQ.FTS.B, 4.567%, 12/28/33 ... 789 –
a,b
5600496.SQ.FTS.B, 2.664%, 12/29/33 ... 371 –
a,b
5599728.SQ.FTS.B, 2.797%, 12/29/33 ... 4,867 –
a,b
5597497.SQ.FTS.B, 4.56%, 12/29/33 .... 1,451 –
a,b
5600632.SQ.FTS.B, 5.031%, 12/29/33 ... 3,133 –
a,b
5600526.SQ.FTS.B, 5.296%, 12/29/33 ... 1,008 –
a,b
5611517.SQ.FTS.B, 4.558%, 12/30/33 ... 2,001 –
a,b
5612507.SQ.FTS.B, 4.56%, 12/30/33 .... 11,600 1
a,b
5616046.SQ.FTS.B, 2.619%, 1/01/34 .... 1,631 –
a,b
5616216.SQ.FTS.B, 3.563%, 1/01/34 .... 5,841 1
a,b
5614938.SQ.FTS.B, 4.555%, 1/01/34 .... 2,188 –
a,b
5618116.SQ.FTS.B, 4.875%, 1/02/34 .... 8,099 1
a,b
5618863.SQ.FTS.B, 3.774%, 1/03/34 .... 1,492 –
a,b
5619959.SQ.FTS.B, 4.559%, 1/04/34 .... 2,374 –
a,b
5620066.SQ.FTS.B, 4.566%, 1/04/34 .... 2,868 –
a,b
5619464.SQ.FTS.B, 4.582%, 1/04/34 .... 646 –
a,b
5623363.SQ.FTS.B, 4.559%, 1/05/34 .... 10,990 –
a,b
5624299.SQ.FTS.B, 4.712%, 1/05/34 .... 6,091 –
a,b
5630151.SQ.FTS.B, 3.936%, 1/06/34 .... 506 –
a,b
5647775.SQ.FTS.B, 4.257%, 1/07/34 .... 1,305 –
a,b
5654133.SQ.FTS.B, 4.875%, 1/08/34 .... 32,774 –
a,b
5655643.SQ.FTS.B, 3.936%, 1/09/34 .... 4,363 –
a,b
5656207.SQ.FTS.B, 4.559%, 1/09/34 .... 8,733 1
a,b
5663245.SQ.FTS.B, 3.302%, 1/11/34 .... 500 –
a,b
5663983.SQ.FTS.B, 3.826%, 1/11/34 .... 461 –
a,b
5662691.SQ.FTS.B, 4.56%, 1/11/34 ..... 573 –
a,b
5666806.SQ.FTS.B, 3.304%, 1/12/34 .... 13,430 –
a,b
5671581.SQ.FTS.B, 4.559%, 1/12/34 .... 18,583 –
a,b
5672653.SQ.FTS.B, 3.774%, 1/13/34 .... 966 –
a,b
5673210.SQ.FTS.B, 3.934%, 1/13/34 .... 2,838 –
a,b
5675130.SQ.FTS.B, 4.718%, 1/13/34 .... 490 –
a,b
5695450.SQ.FTS.B, 3.323%, 1/14/34 .... 26,182 1
a,b
5694816.SQ.FTS.B, 3.38%, 1/14/34 ..... 1,074 –
a,b
5689248.SQ.FTS.B, 4.556%, 1/14/34 .... 1,934 –
a,b
5700432.SQ.FTS.B, 4.193%, 1/15/34 .... 929 –
a,b
5696963.SQ.FTS.B, 4.559%, 1/15/34 .... 8,836 –
a,b
5703401.SQ.FTS.B, 5.031%, 1/17/34 .... 1,653 –
a,b
5703743.SQ.FTS.B, 5.031%, 1/17/34 .... 1,220 –
a,b
5708905.SQ.FTS.B, 3.906%, 1/18/34 .... 553 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5709549.SQ.FTS.B, 4.174%, 1/18/34 .... $ 12,160 $ –
a,b
5708392.SQ.FTS.B, 4.561%, 1/18/34 .... 9,171 –
a,b
5706022.SQ.FTS.B, 5.179%, 1/18/34 .... 194 –
a,b
5721102.SQ.FTS.B, 4.871%, 1/20/34 .... 1,302 –
a,b
5728577.SQ.FTS.B, 4.56%, 1/21/34 ..... 3,241 –
a,b
5732624.SQ.FTS.B, 4.56%, 1/22/34 ..... 11,619 –
a,b
5731303.SQ.FTS.B, 4.574%, 1/22/34 .... 1,418 –
a,b
5735573.SQ.FTS.B, 4.403%, 1/24/34 .... 5,816 1
a,b
5737632.SQ.FTS.B, 3.931%, 1/25/34 .... 5,796 –
a,b
5741303.SQ.FTS.B, 4.567%, 1/26/34 .... 2,044 –
a,b
5751520.SQ.FTS.B, 3.308%, 1/28/34 .... 2,991 –
a,b
5754310.SQ.FTS.B, 3.164%, 1/29/34 .... 1,070 –
a,b
5756610.SQ.FTS.B, 3.774%, 1/29/34 .... 4,556 –
a,b
5755879.SQ.FTS.B, 5.119%, 1/29/34 .... 2,751 1
a,b
5757607.SQ.FTS.B, 3.929%, 1/31/34 .... 9,346 –
a,b
5760954.SQ.FTS.B, 4.102%, 2/01/34 .... 2,824 –
a,b
5758291.SQ.FTS.B, 4.565%, 2/01/34 .... 5,772 –
a,b
5767488.SQ.FTS.B, 4.566%, 2/03/34 .... 1,228 –
a,b
5773116.SQ.FTS.B, 4.87%, 2/04/34 ..... 3,729 –
a,b
5777772.SQ.FTS.B, 4.558%, 2/05/34 .... 8,178 –
a,b
5778008.SQ.FTS.B, 4.687%, 2/05/34 .... 4,729 –
a,b
5781951.SQ.FTS.B, 4.557%, 2/08/34 .... 4,019 –
a,b
5784874.SQ.FTS.B, 5.153%, 2/09/34 .... 3,818 –
a,b
5792518.SQ.FTS.B, 4.876%, 2/10/34 .... 16,456 –
a,b
5802478.SQ.FTS.B, 3.774%, 2/11/34 .... 7,637 –
a,b
5812068.SQ.FTS.B, 3.302%, 2/12/34 .... 2,493 –
a,b
5809201.SQ.FTS.B, 3.975%, 2/12/34 .... 718 –
a,b
5812645.SQ.FTS.B, 4.529%, 2/12/34 .... 7,057 –
a,b
5810852.SQ.FTS.B, 4.558%, 2/12/34 .... 3,602 –
a,b
5813253.SQ.FTS.B, 4.558%, 2/12/34 .... 7,311 –
a,b
5813184.SQ.FTS.B, 4.894%, 2/12/34 .... 1,676 –
a,b
5813462.SQ.FTS.B, 4.687%, 2/13/34 .... 1,394 –
a,b
5814016.SQ.FTS.B, 4.876%, 2/13/34 .... 2,868 –
a,b
5814576.SQ.FTS.B, 3.308%, 2/14/34 .... 2,223 –
a,b
5816945.SQ.FTS.B, 4.876%, 2/15/34 .... 4,384 –
a,b
5815447.SQ.FTS.B, 5.156%, 2/15/34 .... 1,227 –
a,b
5817070.SQ.FTS.B, 5.158%, 2/15/34 .... 30,140 –
a,b
5823345.SQ.FTS.B, 3.944%, 2/17/34 .... 1,884 –
a,b
5825002.SQ.FTS.B, 4.56%, 2/17/34 ..... 35,998 –
a,b
5823283.SQ.FTS.B, 4.633%, 2/17/34 .... 18 –
a,b
5824742.SQ.FTS.B, 4.688%, 2/17/34 .... 3,323 –
a,b
5825354.SQ.FTS.B, 4.723%, 2/17/34 .... 4,905 –
a,b
5827842.SQ.FTS.B, 4.561%, 2/18/34 .... 7,668 –
a,b
5830440.SQ.FTS.B, 4.562%, 2/18/34 .... 2,577 –
a,b
5828926.SQ.FTS.B, 4.685%, 2/18/34 .... 17,907 –
a,b
5832209.SQ.FTS.B, 4.403%, 2/19/34 .... 26,120 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
5832576.SQ.FTS.B, 4.581%, 2/19/34 .... $ 117 $ –
a,b
5832609.SQ.FTS.B, 4.929%, 2/19/34 .... 2,194 –
a,b
5834318.SQ.FTS.B, 3.304%, 2/20/34 .... 8,185 –
a,b
5834294.SQ.FTS.B, 4.537%, 2/20/34 .... 502 –
a,b
5835079.SQ.FTS.B, 5.031%, 2/20/34 .... 683 –
a,b
5837211.SQ.FTS.B, 4.56%, 2/22/34 ..... 2,901 –
a,b
5837315.SQ.FTS.B, 4.561%, 2/22/34 .... 4,547 –
a,b
5837252.SQ.FTS.B, 5.262%, 2/22/34 .... 1,427 –
a,b
5840394.SQ.FTS.B, 4.809%, 2/23/34 .... 7,735 –
a,b
5839815.SQ.FTS.B, 4.859%, 2/23/34 .... 615 –
a,b
5842093.SQ.FTS.B, 4.874%, 2/23/34 .... 1,240 –
a,b
5851647.SQ.FTS.B, 4.534%, 2/25/34 .... 1,396 –
a,b
5848551.SQ.FTS.B, 4.685%, 2/25/34 .... 1,094 –
a,b
5852027.SQ.FTS.B, 4.82%, 2/26/34 ..... 628 –
a,b
5854311.SQ.FTS.B, 5.158%, 2/26/34 .... 663 –
a,b
5853740.SQ.FTS.B, 5.288%, 2/26/34 .... 2,104 –
a,b
5855240.SQ.FTS.B, 5.19%, 2/27/34 ..... 6,098 –
a,b
5866864.SQ.FTS.B, 4.019%, 2/28/34 .... 2,964 –
a,b
5857039.SQ.FTS.B, 4.523%, 2/28/34 .... 219 –
a,b
5861134.SQ.FTS.B, 4.529%, 2/28/34 .... 14,061 2
a,b
5866568.SQ.FTS.B, 4.617%, 2/28/34 .... 2,638 –
a,b
5855911.SQ.FTS.B, 4.687%, 2/28/34 .... 2,925 –
a,b
5861125.SQ.FTS.B, 4.772%, 2/28/34 .... 619 –
a,b
5856586.SQ.FTS.B, 5.028%, 2/28/34 .... 166 –
a,b
5862630.SQ.FTS.B, 5.067%, 2/28/34 .... 5,065 –
a,b
5873819.SQ.FTS.B, 5.09%, 3/01/34 ..... 1,232 –
a,b
5874482.SQ.FTS.B, 4.762%, 3/02/34 .... 657 –
a,b
5874329.SQ.FTS.B, 5.179%, 3/02/34 .... 422 –
a,b
5877776.SQ.FTS.B, 5.458%, 3/03/34 .... 691 –
a,b
5878846.SQ.FTS.B, 5.302%, 3/05/34 .... 356 –
a,b
5885192.SQ.FTS.B, 5.384%, 3/07/34 .... 2,394 –
a,b
5884477.SQ.FTS.B, 5.518%, 3/07/34 .... 988 –
a,b
5883334.SQ.FTS.B, 5.524%, 3/07/34 .... 1,109 –
a,b
5889080.SQ.FTS.B, 4.718%, 3/08/34 .... 771 –
a,b
5889436.SQ.FTS.B, 4.844%, 3/08/34 .... 14,724 –
a,b
5889875.SQ.FTS.B, 5.174%, 3/08/34 .... 97 –
a,b
5889597.SQ.FTS.B, 5.287%, 3/08/34 .... 1,085 –
a,b
5894091.SQ.FTS.B, 4.599%, 3/09/34 .... 2,167 –
a,b
5893929.SQ.FTS.B, 4.751%, 3/09/34 .... 788 –
a,b
5893541.SQ.FTS.B, 5.441%, 3/09/34 .... 4,112 –
a,b
5893815.SQ.FTS.B, 5.451%, 3/09/34 .... 1,195 –
a,b
5898769.SQ.FTS.B, 3.93%, 3/12/34 ..... 2,169 –
a,b
5898320.SQ.FTS.B, 5.031%, 3/12/34 .... 8,262 –
a,b
5900989.SQ.FTS.B, 3.935%, 3/13/34 .... 5,386 –
a,b
5900390.SQ.FTS.B, 4.434%, 3/13/34 .... 13,495 –
a,b
5900600.SQ.FTS.B, 5.093%, 3/13/34 .... 7,701 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5903864.SQ.FTS.B, 5.043%, 3/14/34 .... $ 2,296 $ –
a,b
5911495.SQ.FTS.B, 4.309%, 3/16/34 .... 40,359 3
a,b
5910869.SQ.FTS.B, 5.031%, 3/16/34 .... 2,092 –
a,b
5913989.SQ.FTS.B, 5.445%, 3/17/34 .... 1,336 –
a,b
5914396.SQ.FTS.B, 5.177%, 3/18/34 .... 1,467 –
a,b
5915505.SQ.FTS.B, 5.283%, 3/19/34 .... 16,318 1
a,b
5917707.SQ.FTS.B, 5.541%, 3/19/34 .... 3,053 –
a,b
5921285.SQ.FTS.B, 4.747%, 3/20/34 .... 2,698 –
a,b
5921918.SQ.FTS.B, 5.156%, 3/20/34 .... 11,547 –
a,b
5923022.SQ.FTS.B, 5.284%, 3/21/34 .... 1,435 –
a,b
5934059.SQ.FTS.B, 5.076%, 3/24/34 .... 1,242 –
a,b
5934219.SQ.FTS.B, 5.158%, 3/24/34 .... 22,371 –
a,b
5934730.SQ.FTS.B, 4.74%, 3/25/34 ..... 2,564 –
a,b
5936923.SQ.FTS.B, 4.526%, 3/26/34 .... 9,927 –
a,b
5938584.SQ.FTS.B, 5.097%, 3/26/34 .... 6,806 –
a,b
5937124.SQ.FTS.B, 5.189%, 3/26/34 .... 181 –
a,b
5941367.SQ.FTS.B, 4.717%, 3/27/34 .... 4,768 –
a,b
5945082.SQ.FTS.B, 3.927%, 3/28/34 .... 2,500 –
a,b
5943947.SQ.FTS.B, 4.74%, 3/28/34 ..... 1,308 –
a,b
5945214.SQ.FTS.B, 5.367%, 3/28/34 .... 656 –
a,b
5950686.SQ.FTS.B, 4.744%, 3/29/34 .... 810 –
a,b
5954440.SQ.FTS.B, 4.843%, 3/30/34 .... 7,514 –
a,b
5953097.SQ.FTS.B, 5.031%, 3/30/34 .... 885 –
a,b
5956888.SQ.FTS.B, 4.221%, 4/02/34 .... 2,980 –
a,b
5956650.SQ.FTS.B, 5.084%, 4/02/34 .... 182 –
a,b
5956268.SQ.FTS.B, 5.096%, 4/02/34 .... 609 –
a,b
5960434.SQ.FTS.B, 5.182%, 4/03/34 .... 375 –
a,b
5959931.SQ.FTS.B, 5.429%, 4/03/34 .... 1,644 –
a,b
5959978.SQ.FTS.B, 5.543%, 4/03/34 .... 1,182 –
a,b
5966156.SQ.FTS.B, 4.03%, 4/05/34 ..... 4,893 –
a,b
5964109.SQ.FTS.B, 5.28%, 4/05/34 ..... 3,134 1
a,b
5980129.SQ.FTS.B, 4.947%, 4/10/34 .... 695 –
a,b
5981924.SQ.FTS.B, 4.843%, 4/11/34 .... 12,026 1
a,b
5983869.SQ.FTS.B, 5.031%, 4/11/34 .... 1,723 –
a,b
5983705.SQ.FTS.B, 5.441%, 4/11/34 .... 4,402 –
a,b
5986027.SQ.FTS.B, 5.095%, 4/12/34 .... 3,601 –
a,b
5991404.SQ.FTS.B, 4.591%, 4/13/34 .... 1,408 1
a,b
5995853.SQ.FTS.B, 4.028%, 4/14/34 .... 7,553 –
a,b
5995769.SQ.FTS.B, 4.938%, 4/14/34 .... 4,698 –
a,b
5996582.SQ.FTS.B, 5.428%, 4/15/34 .... 330 –
a,b
6000328.SQ.FTS.B, 5.275%, 4/17/34 .... 2,618 –
a,b
6001519.SQ.FTS.B, 4.591%, 4/18/34 .... 505 –
a,b
6010572.SQ.FTS.B, 4.216%, 4/20/34 .... 6,145 –
a,b
6010705.SQ.FTS.B, 4.906%, 4/20/34 .... 4,090 –
a,b
6015748.SQ.FTS.B, 4.756%, 4/21/34 .... 3,151 –
a,b
6023977.SQ.FTS.B, 5.196%, 4/25/34 .... 871 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
6024354.SQ.FTS.B, 5.439%, 4/26/34 .... $ 7,959 $ –
a,b
6037378.SQ.FTS.B, 4.751%, 4/29/34 .... 732 –
a,b
6038361.SQ.FTS.B, 4.526%, 4/30/34 .... 2,968 –
a,b
6057823.SQ.FTS.B, 4.905%, 5/04/34 .... 17,364 –
a,b
6063087.SQ.FTS.B, 4.305%, 5/07/34 .... 4,299 –
a,b
6064155.SQ.FTS.B, 5.379%, 5/08/34 .... 694 –
a,b
6064464.SQ.FTS.B, 5.542%, 5/08/34 .... 3,001 –
a,b
6111911.SQ.FTS.B, 5.379%, 5/09/34 ..... 1,257 1
a,b
6120978.SQ.FTS.B, 4.769%, 5/10/34 .... 836 –
a,b
6123828.SQ.FTS.B, 4.906%, 5/10/34 .... 15,343 –
a,b
6122851.SQ.FTS.B, 5.157%, 5/10/34 .... 5,276 –
a,b
6122683.SQ.FTS.B, 5.438%, 5/10/34 .... 9,407 –
a,b
6126543.SQ.FTS.B, 5.457%, 5/12/34 .... 452 –
a,b
6127052.SQ.FTS.B, 5.539%, 5/13/34 .... 2,897 –
a,b
6134462.SQ.FTS.B, 4.527%, 5/15/34 .... 5,519 1
a,b
6143084.SQ.FTS.B, 5.515%, 5/17/34 .... 140 –
a,b
6145383.SQ.FTS.B, 5.158%, 5/18/34 .... 25,311 1
a,b
6147104.SQ.FTS.B, 5.157%, 5/19/34 .... 2,958 1
a,b
6147718.SQ.FTS.B, 5.373%, 5/20/34 .... 3,339 –
a,b
6147775.SQ.FTS.B, 5.453%, 5/20/34 .... 1,022 –
a,b
6149657.SQ.FTS.B, 4.748%, 5/21/34 .... 8,931 –
a,b
6149268.SQ.FTS.B, 5.031%, 5/21/34 .... 3,411 –
a,b
6154074.SQ.FTS.B, 4.534%, 5/22/34 .... 4,237 –
a,b
6160262.SQ.FTS.B, 4.751%, 5/23/34 .... 4,566 –
a,b
6159444.SQ.FTS.B, 4.901%, 5/23/34 .... 605 –
a,b
6159521.SQ.FTS.B, 5.283%, 5/23/34 .... 296 –
a,b
6161261.SQ.FTS.B, 5.287%, 5/24/34 .... 1,545 –
a,b
6162505.SQ.FTS.B, 5.376%, 5/25/34 .... 1,966 –
a,b
6164819.SQ.FTS.B, 5.444%, 5/26/34 .... 480 –
a,b
6164962.SQ.FTS.B, 5.445%, 5/26/34 .... 3,092 –
a,b
6169262.SQ.FTS.B, 5.444%, 5/28/34 .... 142 –
a,b
6173109.SQ.FTS.B, 4.311%, 5/29/34 .... 732 –
a,b
6173073.SQ.FTS.B, 4.906%, 5/29/34 .... 1,600 –
a,b
6185954.SQ.FTS.B, 5.441%, 6/03/34 .... 1,742 –
a,b
6185770.SQ.FTS.B, 5.547%, 6/03/34 .... 2,564 –
a,b
6190982.SQ.FTS.B, 4.314%, 6/05/34 .... 4,546 –
a,b
6191154.SQ.FTS.B, 5.532%, 6/06/34 .... 2,148 –
a,b
6209210.SQ.FTS.B, 4.309%, 6/09/34 .... 6,712 1
a,b
6209706.SQ.FTS.B, 5.036%, 6/10/34 .... 2,430 –
a,b
6211694.SQ.FTS.B, 5.372%, 6/12/34 .... 3,075 –
a,b
6217699.SQ.FTS.B, 4.748%, 6/13/34 .... 3,192 –
a,b
6217315.SQ.FTS.B, 5.031%, 6/13/34 .... 687 –
a,b
6220586.SQ.FTS.B, 5.031%, 6/14/34 .... 3,429 –
a,b
6220625.SQ.FTS.B, 5.378%, 6/14/34 .... 8,814 –
a,b
6227194.SQ.FTS.B, 5.02%, 6/16/34 ..... 1,900 –
a,b
6236255.SQ.FTS.B, 5.436%, 6/18/34 .... 2,023 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6237088.SQ.FTS.B, 4.742%, 6/19/34 .... $ 1,309 $ –
a,b
6237213.SQ.FTS.B, 5.438%, 6/19/34 .... 994 –
a,b
6243468.SQ.FTS.B, 4.969%, 6/20/34 .... 12,676 –
a,b
6243792.SQ.FTS.B, 5.374%, 6/21/34 .... 2,999 –
a,b
6245571.SQ.FTS.B, 5.674%, 6/21/34 .... 502 –
a,b
6254473.SQ.FTS.B, 5.251%, 6/23/34 .... 13,950 –
a,b
6254361.SQ.FTS.B, 5.374%, 6/23/34 .... 1,745 –
a,b
6254841.SQ.FTS.B, 5.443%, 6/23/34 .... 4,682 –
a,b
6259695.SQ.FTS.B, 5.545%, 6/27/34 .... 2,225 –
a,b
6265153.SQ.FTS.B, 5.127%, 6/29/34 .... 11,421 –
a,b
6266370.SQ.FTS.B, 5.252%, 6/29/34 .... 7,869 –
a,b
6275326.SQ.FTS.B, 5.44%, 7/03/34 ..... 2,114 –
a,b
6277033.SQ.FTS.B, 5.25%, 7/04/34 ..... 3,011 –
a,b
6278139.SQ.FTS.B, 5.61%, 7/04/34 ..... 931 –
a,b
6282812.SQ.FTS.B, 4.969%, 7/06/34 .... 15,894 –
a,b
6285291.SQ.FTS.B, 4.969%, 7/06/34 .... 21,510 –
a,b
6285821.SQ.FTS.B, 5.609%, 7/07/34 .... 1,998 –
a,b
6300866.SQ.FTS.B, 5.66%, 7/13/34 ..... 274 –
a,b
6309341.SQ.FTS.B, 5.767%, 7/18/34 .... 1,719 –
a,b
6314763.SQ.FTS.B, 4.749%, 7/19/34 .... 982 –
a,b
6319056.SQ.FTS.B, 4.748%, 7/21/34 .... 430 –
a,b
6351823.SQ.FTS.B, 4.966%, 7/24/34 .... 1,939 –
a,b
6353581.SQ.FTS.B, 5.118%, 7/24/34 .... 916 –
a,b
6351975.SQ.FTS.B, 5.478%, 7/24/34 .... 2,638 –
a,b
6359468.SQ.FTS.B, 5.627%, 7/26/34 .... 432 –
a,b
6370285.SQ.FTS.B, 5.757%, 7/30/34 .... 1,998 –
a,b
6372961.SQ.FTS.B, 5.377%, 7/31/34 .... 57,137 –
a,b
6379092.SQ.FTS.B, 5.66%, 8/02/34 ..... 954 –
a,b
6382243.SQ.FTS.B, 4.969%, 8/03/34 .... 40,502 –
a,b
6386635.SQ.FTS.B, 4.99%, 8/05/34 ..... 1,423 –
a,b
6389269.SQ.FTS.B, 5.373%, 8/06/34 .... 5,046 –
a,b
6389202.SQ.FTS.B, 5.751%, 8/06/34 .... 3,677 –
a,b
6392987.SQ.FTS.B, 4.75%, 8/07/34 ..... 7,102 –
a,b
6392793.SQ.FTS.B, 5.48%, 8/07/34 ..... 432 –
a,b
6393441.SQ.FTS.B, 4.971%, 8/08/34 .... 2,464 –
a,b
6404033.SQ.FTS.B, 4.755%, 8/11/34 .... 2,159 –
a,b
6410608.SQ.FTS.B, 5.471%, 8/14/34 .... 23,537 –
a,b
6413090.SQ.FTS.B, 5.251%, 8/15/34 .... 14,328 –
a,b
6422493.SQ.FTS.B, 4.96%, 8/17/34 ..... 96 –
a,b
6424176.SQ.FTS.B, 4.969%, 8/18/34 .... 22,930 2
a,b
6427394.SQ.FTS.B, 4.75%, 8/21/34 ..... 24,524 –
a,b
6427044.SQ.FTS.B, 5.471%, 8/21/34 .... 637 –
a,b
6431015.SQ.FTS.B, 4.969%, 8/22/34 .... 2,894 –
a,b
6439616.SQ.FTS.B, 4.969%, 8/23/34 .... 2,924 –
a,b
6439850.SQ.FTS.B, 5.472%, 8/23/34 .... 7,981 –
a,b
6436390.SQ.FTS.B, 5.597%, 8/23/34 .... 3,413 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
6442480.SQ.FTS.B, 5.383%, 8/24/34 .... $ 1,919 $ –
a,b
6451818.SQ.FTS.B, 4.528%, 8/28/34 .... 32,683 1
a,b
6452723.SQ.FTS.B, 4.75%, 8/28/34 ..... 1,840 –
a,b
6454314.SQ.FTS.B, 4.97%, 9/01/34 ..... 6,133 –
a,b
6461434.SQ.FTS.B, 5.252%, 9/03/34 .... 6,632 1
a,b
6464078.SQ.FTS.B, 5.121%, 9/04/34 .... 818 –
a,b
6467555.SQ.FTS.B, 5.377%, 9/06/34 .... 3,596 –
a,b
6465421.SQ.FTS.B, 5.451%, 9/06/34 .... 1,180 –
a,b
6470092.SQ.FTS.B, 5.469%, 9/07/34 .... 3,576 –
a,b
6475454.SQ.FTS.B, 5.126%, 9/08/34 .... 2,557 –
a,b
6475554.SQ.FTS.B, 5.597%, 9/08/34 .... 8,062 –
a,b
6481328.SQ.FTS.B, 4.748%, 9/09/34 .... 6,302 –
a,b
6483513.SQ.FTS.B, 4.528%, 9/10/34 .... 7,992 –
a,b
6484336.SQ.FTS.B, 5.253%, 9/10/34 .... 22,221 1
a,b
6488356.SQ.FTS.B, 5.66%, 9/13/34 ..... 3,633 –
a,b
6496050.SQ.FTS.B, 5.598%, 9/15/34 .... 2,621 –
a,b
6503201.SQ.FTS.B, 4.755%, 9/17/34 .... 1,828 –
a,b
6508534.SQ.FTS.B, 5.66%, 9/20/34 ..... 3,125 –
a,b
6523267.SQ.FTS.B, 4.84%, 9/24/34 ..... 5,923 –
a,b
6531074.SQ.FTS.B, 5.031%, 9/28/34 .... 24,833 –
a,b
6533670.SQ.FTS.B, 5.44%, 9/28/34 ..... 2,210 1
a,b
6535323.SQ.FTS.B, 5.252%, 9/29/34 .... 1,498 –
a,b
6537472.SQ.FTS.B, 5.437%, 9/29/34 .... 2,567 –
a,b
6544501.SQ.FTS.B, 4.967%, 9/30/34 .... 241 –
a,b
6541353.SQ.FTS.B, 5.597%, 9/30/34 .... 727 –
a,b
6547411.SQ.FTS.B, 4.749%, 10/01/34 ... 14,177 1
a,b
6552948.SQ.FTS.B, 5.131%, 10/04/34 ... 1,758 –
a,b
6553144.SQ.FTS.B, 5.44%, 10/04/34 .... 734 –
a,b
6563116.SQ.FTS.B, 5.436%, 10/07/34 ... 626 –
a,b
6566625.SQ.FTS.B, 5.189%, 10/08/34 ... 10,420 –
a,b
6570679.SQ.FTS.B, 5.44%, 10/10/34 .... 15,812 –
a,b
6577981.SQ.FTS.B, 5.251%, 10/12/34 ... 10,021 –
a,b
6581786.SQ.FTS.B, 5.755%, 10/13/34 ... 584 –
a,b
6582337.SQ.FTS.B, 6.008%, 10/13/34 ... 569 –
a,b
6592468.SQ.FTS.B, 5.188%, 10/18/34 ... 26,389 –
a,b
6591444.SQ.FTS.B, 6.157%, 10/18/34 ... 1,914 –
a,b
6608375.SQ.FTS.B, 6.263%, 10/24/34 ... 1,568 –
a,b
6614457.SQ.FTS.B, 5.759%, 10/26/34 ... 2,216 –
a,b
6617414.SQ.FTS.B, 6.006%, 10/27/34 ... 2,152 –
a,b
6623607.SQ.FTS.B, 6.419%, 10/28/34 ... 2,737 –
a,b
6624957.SQ.FTS.B, 6.411%, 10/30/34 ... 3,183 –
a,b
6628247.SQ.FTS.B, 4.937%, 11/01/34 ... 3,665 –
a,b
6626404.SQ.FTS.B, 6.006%, 11/01/34 ... 693 –
a,b
6628104.SQ.FTS.B, 6.162%, 11/01/34 ... 8,424 –
a,b
6629787.SQ.FTS.B, 5.57%, 11/02/34 .... 7,692 –
a,b
6632388.SQ.FTS.B, 6.413%, 11/02/34 ... 6,201 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6633231.SQ.FTS.B, 4.745%, 11/03/34 ... $ 238 $ –
a,b
6639032.SQ.FTS.B, 5.442%, 11/04/34 ... 11,342 –
a,b
6644191.SQ.FTS.B, 5.189%, 11/05/34 ... 32,363 –
a,b
6641907.SQ.FTS.B, 5.372%, 11/05/34 ... 3,766 –
a,b
6641788.SQ.FTS.B, 5.445%, 11/05/34 ... 1,794 –
a,b
6651688.SQ.FTS.B, 4.654%, 11/09/34 ... 53,478 –
a,b
6649660.SQ.FTS.B, 5.185%, 11/09/34 ... 121 –
a,b
6651437.SQ.FTS.B, 5.454%, 11/09/34 ... 499 –
a,b
6655130.SQ.FTS.B, 5.442%, 11/10/34 ... 974 –
a,b
6663871.SQ.FTS.B, 4.935%, 11/12/34 ... 3,838 –
a,b
6662849.SQ.FTS.B, 4.936%, 11/12/34 ... 4,461 –
a,b
6662189.SQ.FTS.B, 6.013%, 11/12/34 ... 858 –
a,b
6664005.SQ.FTS.B, 6.167%, 11/12/34 ... 3,617 –
a,b
6665226.SQ.FTS.B, 6.006%, 11/13/34 ... 660 –
a,b
6668780.SQ.FTS.B, 5.566%, 11/15/34 ... 9,273 –
a,b
6672424.SQ.FTS.B, 5.377%, 11/16/34 ... 4,203 4
a,b
6670037.SQ.FTS.B, 5.571%, 11/16/34 ... 6,805 –
a,b
6674961.SQ.FTS.B, 5.44%, 11/17/34 .... 5,853 –
a,b
6678696.SQ.FTS.B, 4.936%, 11/18/34 ... 19,360 –
a,b
6681578.SQ.FTS.B, 4.937%, 11/18/34 ... 10,776 1
a,b
6679343.SQ.FTS.B, 5.379%, 11/18/34 ... 3,191 –
a,b
6684387.SQ.FTS.B, 4.738%, 11/19/34 ... 1,197 –
a,b
6682519.SQ.FTS.B, 5.381%, 11/19/34 ... 771 –
a,b
6685009.SQ.FTS.B, 5.752%, 11/20/34 ... 2,633 –
a,b
6685907.SQ.FTS.B, 5.568%, 11/21/34 ... 6,583 55
a,b
6686639.SQ.FTS.B, 4.937%, 11/22/34 ... 1,131 –
a,b
6686940.SQ.FTS.B, 4.937%, 11/22/34 ... 2,880 –
a,b
6689856.SQ.FTS.B, 4.659%, 11/23/34 ... 4,087 –
a,b
6692529.SQ.FTS.B, 5.186%, 11/23/34 ... 6,099 –
a,b
6689979.SQ.FTS.B, 5.377%, 11/23/34 ... 12,919 –
a,b
6709316.SQ.FTS.B, 5.767%, 11/29/34 ... 108 –
a,b
6719810.SQ.FTS.B, 6.432%, 12/01/34 ... 1,571 –
a,b
6724464.SQ.FTS.B, 4.747%, 12/02/34 ... 9,907 –
a,b
6729931.SQ.FTS.B, 6.262%, 12/05/34 ... 5,140 –
a,b
6731838.SQ.FTS.B, 4.654%, 12/06/34 ... 5,855 2
a,b
6731255.SQ.FTS.B, 5.188%, 12/06/34 ... 1,286 –
a,b
6730881.SQ.FTS.B, 5.755%, 12/06/34 ... 5,559 3
a,b
6737291.SQ.FTS.B, 5.203%, 12/07/34 ... 1,511 –
a,b
6742103.SQ.FTS.B, 6.26%, 12/08/34 .... 970 1
a,b
6746092.SQ.FTS.B, 4.659%, 12/09/34 ... 1,222 –
a,b
6745247.SQ.FTS.B, 4.74%, 12/09/34 .... 775 –
a,b
6746977.SQ.FTS.B, 5.188%, 12/10/34 ... 15,911 3
a,b
6753247.SQ.FTS.B, 4.655%, 12/13/34 ... 9,691 11
a,b
6753008.SQ.FTS.B, 4.749%, 12/13/34 ... 6,085 3
a,b
6756294.SQ.FTS.B, 5.751%, 12/14/34 ... 2,296 70
a,b
6764489.SQ.FTS.B, 4.937%, 12/15/34 ... 21,402 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
6770530.SQ.FTS.B, 5.39%, 12/19/34 .... $ 1,058 $ –
a,b
6771134.SQ.FTS.B, 6.006%, 12/19/34 ... 18,256 39
a,b
6774551.SQ.FTS.B, 5.567%, 12/20/34 ... 17,810 4
a,b
6781272.SQ.FTS.B, 5.566%, 12/22/34 ... 37,439 55
a,b
6783369.SQ.FTS.B, 6.27%, 12/23/34 .... 1,854 –
a,b
6792314.SQ.FTS.B, 6.005%, 12/27/34 ... 6,421 1
a,b
6795315.SQ.FTS.B, 6.417%, 12/28/34 ... 1,229 1
a,b
6800044.SQ.FTS.B, 6.258%, 12/29/34 ... 4,878 2
a,b
6804745.SQ.FTS.B, 5.449%, 12/30/34 ... 180 –
a,b
6806677.SQ.FTS.B, 5.568%, 12/30/34 ... 3,293 3
a,b
6808256.SQ.FTS.B, 5.546%, 1/01/35 .... 794 –
a,b
6812850.SQ.FTS.B, 4.652%, 1/03/35 .... 1,848 3
a,b
6812517.SQ.FTS.B, 5.566%, 1/03/35 .... 14,910 12
a,b
6810642.SQ.FTS.B, 6.009%, 1/03/35 .... 5,633 4
a,b
6815367.SQ.FTS.B, 5.371%, 1/05/35 .... 1,775 2
a,b
6822097.SQ.FTS.B, 4.751%, 1/06/35 .... 1,805 2
a,b
6818955.SQ.FTS.B, 4.938%, 1/06/35 .... 7,512 3
a,b
6826532.SQ.FTS.B, 5.749%, 1/08/35 .... 3,960 2
a,b
6836269.SQ.FTS.B, 4.747%, 1/12/35 .... 758 1
a,b
6833875.SQ.FTS.B, 5.189%, 1/12/35 .... 1,457 1
a,b
6836478.SQ.FTS.B, 5.749%, 1/12/35 .... 673 –
a,b
6841626.SQ.FTS.B, 4.748%, 1/13/35 .... 5,625 3
a,b
6838796.SQ.FTS.B, 6.176%, 1/13/35 .... 1,173 1
a,b
6839643.SQ.FTS.B, 6.205%, 1/13/35 .... 576 –
a,b
6843667.SQ.FTS.B, 6.415%, 1/14/35 .... 32,216 11
a,b
6845960.SQ.FTS.B, 4.748%, 1/15/35 .... 2,478 54
a,b
6846131.SQ.FTS.B, 5.747%, 1/15/35 .... 1,089 112
a,b
6846797.SQ.FTS.B, 5.191%, 1/16/35 .... 623 1
a,b
6846652.SQ.FTS.B, 5.773%, 1/16/35 .... 183 –
a,b
6849498.SQ.FTS.B, 4.655%, 1/17/35 .... 5,530 5
a,b
6849711.SQ.FTS.B, 4.743%, 1/17/35 .... 628 1
a,b
6849119.SQ.FTS.B, 5.563%, 1/17/35 .... 373 36
a,b
6848265.SQ.FTS.B, 6.172%, 1/17/35 .... 1,144 1
a,b
6852615.SQ.FTS.B, 4.756%, 1/18/35 .... 1,041 2
a,b
6855849.SQ.FTS.B, 4.653%, 1/19/35 .... 3,144 157
a,b
6862957.SQ.FTS.B, 6.254%, 1/21/35 .... 4,171 2
a,b
6868391.SQ.FTS.B, 5.436%, 1/24/35 .... 543 47
a,b
6871369.SQ.FTS.B, 5.567%, 1/25/35 .... 499 –
a,b
6871155.SQ.FTS.B, 6.012%, 1/25/35 .... 3,560 2
a,b
6873383.SQ.FTS.B, 6.15%, 1/26/35 ..... 334 –
a,b
6880856.SQ.FTS.B, 5.366%, 1/28/35 .... 1,568 2
a,b
6884787.SQ.FTS.B, 6.262%, 1/29/35 .... 3,067 4
a,b
6889119.SQ.FTS.B, 6.008%, 1/31/35 .... 3,513 7
a,b
6889109.SQ.FTS.B, 6.258%, 1/31/35 .... 1,082 3
a,b
6891067.SQ.FTS.B, 6.255%, 2/01/35 .... 5,566 31
a,b
6895588.SQ.FTS.B, 4.657%, 2/02/35 .... 10,603 9
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6893023.SQ.FTS.B, 5.378%, 2/02/35 .... $ 14,273 $ 25
a,b
6899300.SQ.FTS.B, 4.643%, 2/03/35 .... 1,221 2
a,b
6899194.SQ.FTS.B, 4.754%, 2/03/35 .... 463 –
a,b
6903284.SQ.FTS.B, 4.654%, 2/04/35 .... 3,163 5
a,b
6904989.SQ.FTS.B, 5.189%, 2/05/35 .... 22,149 434
a,b
6904822.SQ.FTS.B, 5.573%, 2/05/35 .... 285 1
a,b
6908001.SQ.FTS.B, 5.565%, 2/07/35 .... 23,167 17
a,b
6909141.SQ.FTS.B, 5.379%, 2/08/35 .... 19,068 6
a,b
6909057.SQ.FTS.B, 6.25%, 2/08/35 ..... 41 5
a,b
6913052.SQ.FTS.B, 4.942%, 2/09/35 .... 2,970 8
a,b
6914678.SQ.FTS.B, 5.758%, 2/09/35 .... 3,385 7
a,b
6916173.SQ.FTS.B, 5.577%, 2/10/35 .... 512 1
a,b
6920447.SQ.FTS.B, 6.006%, 2/11/35 .... 24,973 54
a,b
6923496.SQ.FTS.B, 6.258%, 2/15/35 .... 4,557 495
a,b
6934833.SQ.FTS.B, 4.938%, 2/17/35 .... 4,744 13
a,b
6934329.SQ.FTS.B, 6.258%, 2/17/35 .... 12,367 15
a,b
6936990.SQ.FTS.B, 4.748%, 2/18/35 .... 3,340 3
a,b
6937130.SQ.FTS.B, 6.132%, 2/18/35 .... 381 –
a,b
6938552.SQ.FTS.B, 6.416%, 2/18/35 .... 6,233 22
a,b
6942251.SQ.FTS.B, 4.656%, 2/20/35 .... 3,601 6
a,b
6946078.SQ.FTS.B, 4.937%, 2/21/35 .... 598 85
a,b
6946120.SQ.FTS.B, 6.164%, 2/21/35 .... 10,031 13
a,b
6944161.SQ.FTS.B, 6.261%, 2/21/35 .... 1,708 2
a,b
6966531.SQ.FTS.B, 4.749%, 2/28/35 .... 3,997 3
a,b
6978952.SQ.FTS.B, 4.937%, 2/28/35 .... 51,353 1,581
a,b
6967741.SQ.FTS.B, 5.189%, 2/28/35 .... 1,401 4
a,b
6966362.SQ.FTS.B, 5.376%, 2/28/35 .... 275 49
a,b
6968103.SQ.FTS.B, 5.455%, 2/28/35 .... 537 1
a,b
6966621.SQ.FTS.B, 5.569%, 2/28/35 .... 1,752 19
a,b
6971755.SQ.FTS.B, 5.975%, 2/28/35 .... 353 1
a,b
6970716.SQ.FTS.B, 6.005%, 2/28/35 .... 1,583 216
a,b
6966412.SQ.FTS.B, 6.167%, 2/28/35 .... 2,449 4
a,b
6978418.SQ.FTS.B, 6.247%, 2/28/35 .... 1,258 3
a,b
6966854.SQ.FTS.B, 6.26%, 2/28/35 ..... 3,823 8
a,b
6981964.SQ.FTS.B, 5.376%, 3/01/35 .... 13,283 6
a,b
6984708.SQ.FTS.B, 5.567%, 3/02/35 .... 1,263 2
a,b
6986717.SQ.FTS.B, 6.416%, 3/04/35 .... 533 74
a,b
6987569.SQ.FTS.B, 5.754%, 3/05/35 .... 3,671 11
a,b
6993089.SQ.FTS.B, 4.76%, 3/06/35 ..... 594 1
a,b
7009269.SQ.FTS.B, 6.165%, 3/12/35 .... 22,063 23
a,b
7014159.SQ.FTS.B, 5.56%, 3/13/35 ..... 1,246 3
a,b
7014068.SQ.FTS.B, 6.007%, 3/13/35 .... 509 94
a,b
7021732.SQ.FTS.B, 5.376%, 3/15/35 .... 2,798 12
a,b
7022730.SQ.FTS.B, 6.259%, 3/15/35 .... 3,666 10
a,b
7028537.SQ.FTS.B, 5.189%, 3/18/35 .... 66,996 157
a,b
7032279.SQ.FTS.B, 5.567%, 3/19/35 .... 1,308 6

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
7043444.SQ.FTS.B, 5.376%, 3/21/35 .... $ 6,529 $ 13
a,b
7040179.SQ.FTS.B, 5.564%, 3/21/35 .... 9,497 1,244
a,b
7046836.SQ.FTS.B, 6.261%, 3/22/35 .... 2,078 23
a,b
7050197.SQ.FTS.B, 4.749%, 3/25/35 .... 13,025 32
a,b
7052668.SQ.FTS.B, 4.936%, 3/25/35 .... 1,948 21
a,b
7052092.SQ.FTS.B, 5.754%, 3/25/35 .... 4,535 15
a,b
7050592.SQ.FTS.B, 6.263%, 3/25/35 .... 912 1
a,b
7054612.SQ.FTS.B, 6.006%, 3/26/35 .... 5,385 10
a,b
7061323.SQ.FTS.B, 5.189%, 3/28/35 .... 34,494 106
a,b
7062421.SQ.FTS.B, 6.006%, 3/28/35 .... 896 2
a,b
7062617.SQ.FTS.B, 6.164%, 3/28/35 .... 20,347 62
a,b
7067874.SQ.FTS.B, 6.003%, 3/29/35 .... 3,096 7
a,b
7065573.SQ.FTS.B, 6.258%, 3/29/35 .... 13,691 39
a,b
7071000.SQ.FTS.B, 4.721%, 4/02/35 .... 645 1
a,b
7071948.SQ.FTS.B, 6.248%, 4/02/35 .... 631 2
a,b
7080510.SQ.FTS.B, 6.274%, 4/04/35 .... 1,437 4
a,b
7085620.SQ.FTS.B, 6.007%, 4/05/35 .... 8,877 17
a,b
7089901.SQ.FTS.B, 5.375%, 4/06/35 .... 7,927 26
a,b
7091540.SQ.FTS.B, 5.756%, 4/06/35 .... 10,017 48
a,b
7091737.SQ.FTS.B, 6.421%, 4/06/35 .... 949 2
a,b
7095396.SQ.FTS.B, 5.76%, 4/09/35 ..... 2,154 142
a,b
7098792.SQ.FTS.B, 4.653%, 4/10/35 .... 2,031 5
a,b
7101698.SQ.FTS.B, 5.393%, 4/11/35 .... 1,010 3
a,b
7102724.SQ.FTS.B, 5.566%, 4/11/35 .... 4,584 13
a,b
7102932.SQ.FTS.B, 6.255%, 4/11/35 .... 1,825 7
a,b
7105121.SQ.FTS.B, 4.938%, 4/12/35 .... 1,161 6
a,b
7106451.SQ.FTS.B, 5.377%, 4/12/35 .... 11,899 771
a,b
7108839.SQ.FTS.B, 4.653%, 4/13/35 .... 3,313 22
a,b
7109927.SQ.FTS.B, 6.418%, 4/13/35 .... 8,573 16
a,b
7112255.SQ.FTS.B, 6.155%, 4/14/35 .... 2,323 4
a,b
7115405.SQ.FTS.B, 4.655%, 4/16/35 .... 35,457 125
a,b
7115331.SQ.FTS.B, 5.762%, 4/16/35 .... 631 155
a,b
7121272.SQ.FTS.B, 6.012%, 4/17/35 .... 2,783 11
a,b
7122345.SQ.FTS.B, 4.762%, 4/18/35 .... 402 1
a,b
7123668.SQ.FTS.B, 4.936%, 4/18/35 .... 2,218 10
a,b
7123343.SQ.FTS.B, 6.006%, 4/18/35 .... 2,848 213
a,b
7134939.SQ.FTS.B, 5.756%, 4/19/35 .... 9,292 35
a,b
7137611.SQ.FTS.B, 5.189%, 4/20/35 .... 10,916 82
a,b
7147597.SQ.FTS.B, 5.364%, 4/23/35 .... 1,926 5
a,b
7147279.SQ.FTS.B, 5.38%, 4/23/35 ..... 7,157 2,037
a,b
7154719.SQ.FTS.B, 5.759%, 4/25/35 .... 6,577 16
a,b
7164006.SQ.FTS.B, 5.364%, 4/27/35 .... 7 2
a,b
7163900.SQ.FTS.B, 6.413%, 4/27/35 .... 5,443 34
a,b
7164193.SQ.FTS.B, 5.377%, 4/28/35 .... 5,624 14
a,b
7165931.SQ.FTS.B, 5.385%, 4/29/35 .... 1,875 10
a,b
7168044.SQ.FTS.B, 5.764%, 4/30/35 .... 2,062 4
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7176646.SQ.FTS.B, 4.762%, 5/01/35 .... $ 1,231 $ 2
a,b
7176634.SQ.FTS.B, 5.445%, 5/01/35 .... 1,458 3
a,b
7173920.SQ.FTS.B, 5.759%, 5/01/35 .... 251 21
a,b
7173881.SQ.FTS.B, 6.415%, 5/01/35 .... 2,005 13
a,b
7180807.SQ.FTS.B, 4.654%, 5/02/35 .... 2,907 26
a,b
7180850.SQ.FTS.B, 4.935%, 5/02/35 .... 2,462 12
a,b
7179318.SQ.FTS.B, 5.189%, 5/02/35 .... 11,067 936
a,b
7191961.SQ.FTS.B, 5.481%, 5/06/35 .... 67 21
a,b
7196096.SQ.FTS.B, 6.003%, 5/07/35 .... 8,216 17
a,b
7198081.SQ.FTS.B, 5.561%, 5/08/35 .... 265 99
a,b
7201085.SQ.FTS.B, 6.419%, 5/08/35 .... 1,847 7
a,b
7203631.SQ.FTS.B, 4.745%, 5/09/35 .... 1,386 9
a,b
7204614.SQ.FTS.B, 5.184%, 5/09/35 .... 3,537 19
a,b
7206450.SQ.FTS.B, 5.373%, 5/09/35 .... 1,582 9
a,b
7204933.SQ.FTS.B, 5.409%, 5/09/35 .... 381 1
a,b
7206160.SQ.FTS.B, 6.258%, 5/09/35 .... 11,872 41
a,b
7215803.SQ.FTS.B, 4.932%, 5/13/35 .... 3,486 32
a,b
7215930.SQ.FTS.B, 6.257%, 5/13/35 .... 13,761 76
a,b
7224254.SQ.FTS.B, 5.757%, 5/15/35 .... 3,635 282
a,b
7222451.SQ.FTS.B, 6.258%, 5/15/35 .... 2,771 901
a,b
7235145.SQ.FTS.B, 6.008%, 5/18/35 .... 20,605 97
a,b
7237806.SQ.FTS.B, 5.384%, 5/20/35 .... 768 8
a,b
7243786.SQ.FTS.B, 4.654%, 5/21/35 .... 821 308
a,b
7243413.SQ.FTS.B, 5.382%, 5/21/35 .... 1,462 444
a,b
7244368.SQ.FTS.B, 6%, 5/21/35 ....... 620 3
a,b
7243236.SQ.FTS.B, 6.26%, 5/21/35 ..... 8,746 23
a,b
7247605.SQ.FTS.B, 5.185%, 5/22/35 .... 1,856 9
a,b
7249679.SQ.FTS.B, 6.422%, 5/22/35 .... 245 2
a,b
7249518.SQ.FTS.B, 6.424%, 5/22/35 .... 1,960 7
a,b
7253237.SQ.FTS.B, 6.01%, 5/24/35 ..... 270 2
a,b
7252834.SQ.FTS.B, 6.167%, 5/24/35 .... 4,847 30
a,b
7254743.SQ.FTS.B, 4.656%, 5/25/35 .... 104 37
a,b
7256122.SQ.FTS.B, 5.365%, 5/25/35 .... 1,533 11
a,b
7256570.SQ.FTS.B, 4.935%, 5/26/35 .... 5,380 57
a,b
7262532.SQ.FTS.B, 4.752%, 5/28/35 .... 3,144 18
a,b
7262602.SQ.FTS.B, 5.43%, 5/28/35 ..... 462 3
a,b
7264204.SQ.FTS.B, 4.654%, 5/29/35 .... 20,052 223
a,b
7275604.SQ.FTS.B, 5.374%, 6/01/35 .... 756 91
a,b
7280873.SQ.FTS.B, 5.192%, 6/04/35 .... 5,514 49
a,b
7281601.SQ.FTS.B, 5.409%, 6/04/35 .... 1,132 4
a,b
7282811.SQ.FTS.B, 6.248%, 6/04/35 .... 529 55
a,b
7281210.SQ.FTS.B, 6.261%, 6/04/35 .... 901 4
a,b
7287176.SQ.FTS.B, 6.006%, 6/05/35 .... 5,152 35
a,b
7284693.SQ.FTS.B, 6.007%, 6/05/35 .... 1,055 120
a,b
7287732.SQ.FTS.B, 6.184%, 6/05/35 .... 300 2
a,b
7287144.SQ.FTS.B, 6.267%, 6/05/35 .... 1,419 10

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
7290056.SQ.FTS.B, 5.377%, 6/06/35 .... $ 5,162 $ 32
a,b
7289261.SQ.FTS.B, 5.565%, 6/06/35 .... 1,039 10
a,b
7299621.SQ.FTS.B, 4.654%, 6/08/35 .... 35,360 4,345
a,b
7300176.SQ.FTS.B, 6.008%, 6/08/35 .... 955 386
a,b
7303540.SQ.FTS.B, 5.565%, 6/10/35 .... 1,343 12
a,b
7303522.SQ.FTS.B, 6.265%, 6/10/35 .... 335 2
a,b
7314543.SQ.FTS.B, 5.191%, 6/12/35 .... 3,475 30
a,b
7316842.SQ.FTS.B, 4.743%, 6/13/35 .... 4,356 22
a,b
7317981.SQ.FTS.B, 5.434%, 6/13/35 .... 1,348 8
a,b
7314697.SQ.FTS.B, 5.559%, 6/13/35 .... 3,749 14
a,b
7318018.SQ.FTS.B, 5.564%, 6/13/35 .... 6,392 20
a,b
7323718.SQ.FTS.B, 6.006%, 6/14/35 .... 3,869 33
a,b
7327791.SQ.FTS.B, 4.748%, 6/15/35 .... 8,988 53
a,b
7324925.SQ.FTS.B, 5.182%, 6/15/35 .... 1,333 12
a,b
7328914.SQ.FTS.B, 5.566%, 6/16/35 .... 10,484 90
a,b
7329210.SQ.FTS.B, 6.42%, 6/17/35 ..... 3,315 34
a,b
7333816.SQ.FTS.B, 4.655%, 6/18/35 .... 301 125
a,b
7334014.SQ.FTS.B, 5.459%, 6/18/35 .... 1,044 11
a,b
7330422.SQ.FTS.B, 6.162%, 6/18/35 .... 625 6
a,b
7336581.SQ.FTS.B, 4.937%, 6/19/35 .... 49,530 239
a,b
7335932.SQ.FTS.B, 5.566%, 6/19/35 .... 8,474 86
a,b
7334863.SQ.FTS.B, 5.763%, 6/19/35 .... 1,344 15
a,b
7339897.SQ.FTS.B, 4.653%, 6/20/35 .... 3,395 43
a,b
7338883.SQ.FTS.B, 5.567%, 6/20/35 .... 949 321
a,b
7340806.SQ.FTS.B, 6.008%, 6/20/35 .... 3,592 35
a,b
7344575.SQ.FTS.B, 6.009%, 6/21/35 .... 4,098 26
a,b
7346393.SQ.FTS.B, 6.164%, 6/21/35 .... 62,612 471
a,b
7348505.SQ.FTS.B, 6.038%, 6/22/35 .... 564 6
a,b
7351981.SQ.FTS.B, 4.654%, 6/23/35 .... 17,215 167
a,b
7352490.SQ.FTS.B, 4.752%, 6/23/35 .... 1,987 12
a,b
7352850.SQ.FTS.B, 6.257%, 6/24/35 .... 12,690 103
a,b
7353901.SQ.FTS.B, 6.167%, 6/25/35 .... 4,755 32
a,b
7360937.SQ.FTS.B, 4.654%, 6/27/35 .... 1,546 685
a,b
7359006.SQ.FTS.B, 5.439%, 6/27/35 .... 2,767 19
a,b
7371685.SQ.FTS.B, 5.752%, 6/30/35 .... 3,456 23
a,b
7370367.SQ.FTS.B, 5.764%, 6/30/35 .... 1,662 12
a,b
7370851.SQ.FTS.B, 6.02%, 6/30/35 ..... 664 8
a,b
7375076.SQ.FTS.B, 5.374%, 7/02/35 .... 6,359 46
a,b
7377813.SQ.FTS.B, 5.76%, 7/03/35 ..... 5,830 43
a,b
7387529.SQ.FTS.B, 5.372%, 7/06/35 .... 631 7
a,b
7389966.SQ.FTS.B, 4.756%, 7/08/35 .... 1,331 10
a,b
7389892.SQ.FTS.B, 5.193%, 7/08/35 .... 2,172 27
a,b
7402047.SQ.FTS.B, 5.75%, 7/11/35 ..... 5,039 34
a,b
7401076.SQ.FTS.B, 6.161%, 7/11/35 .... 4,234 31
a,b
7411525.SQ.FTS.B, 6.169%, 7/16/35 .... 946 308
a,b
7412344.SQ.FTS.B, 4.707%, 7/17/35 .... 212 3
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7412972.SQ.FTS.B, 5.377%, 7/17/35 .... $ 6,512 $ 81
a,b
7416105.SQ.FTS.B, 4.939%, 7/18/35 .... 2,940 43
a,b
7417924.SQ.FTS.B, 5.566%, 7/18/35 .... 5,269 79
a,b
7422446.SQ.FTS.B, 5.773%, 7/20/35 .... 438 109
a,b
7423387.SQ.FTS.B, 5.574%, 7/21/35 .... 1,914 195
a,b
7426750.SQ.FTS.B, 4.758%, 7/22/35 .... 1,835 20
a,b
7430504.SQ.FTS.B, 4.654%, 7/24/35 .... 68,115 329
a,b
7438053.SQ.FTS.B, 5.566%, 7/25/35 .... 9,004 109
a,b
7441625.SQ.FTS.B, 4.937%, 7/26/35 .... 27,213 2,217
a,b
7443079.SQ.FTS.B, 6.271%, 7/28/35 .... 415 53
a,b
7447048.SQ.FTS.B, 4.749%, 7/29/35 .... 43,825 314
a,b
7446590.SQ.FTS.B, 5.377%, 7/29/35 .... 8,070 189
a,b
7459076.SQ.FTS.B, 5.76%, 8/01/35 ..... 257 104
a,b
7461359.SQ.FTS.B, 6.162%, 8/02/35 .... 10,885 48
a,b
7462768.SQ.FTS.B, 5.187%, 8/03/35 .... 469 257
a,b
7468484.SQ.FTS.B, 4.653%, 8/06/35 .... 27,792 299
a,b
7473372.SQ.FTS.B, 5.189%, 8/07/35 .... 7,838 3,854
a,b
7473943.SQ.FTS.B, 5.377%, 8/07/35 .... 2,653 1,345
a,b
7483714.SQ.FTS.B, 5.453%, 8/10/35 .... 442 8
a,b
7484428.SQ.FTS.B, 5.189%, 8/11/35 .... 4,409 71
a,b
7483959.SQ.FTS.B, 5.756%, 8/11/35 .... 2,817 24
a,b
7488673.SQ.FTS.B, 5.581%, 8/13/35 .... 805 11
a,b
7489102.SQ.FTS.B, 5.757%, 8/13/35 .... 1,307 23
a,b
7490203.SQ.FTS.B, 6.424%, 8/13/35 .... 509 8
a,b
7500824.SQ.FTS.B, 6.258%, 8/15/35 .... 27,055 311
a,b
7508686.SQ.FTS.B, 4.934%, 8/16/35 .... 2,765 47
a,b
7508856.SQ.FTS.B, 4.932%, 8/17/35 .... 3,854 58
a,b
7511303.SQ.FTS.B, 4.939%, 8/19/35 .... 5,973 100
a,b
7511680.SQ.FTS.B, 5.381%, 8/19/35 .... 5,184 44
a,b
7511854.SQ.FTS.B, 5.554%, 8/19/35 .... 116 68
a,b
7511795.SQ.FTS.B, 5.761%, 8/19/35 .... 2,165 250
a,b
7514863.SQ.FTS.B, 4.654%, 8/20/35 .... 9,340 125
a,b
7515221.SQ.FTS.B, 5.756%, 8/20/35 .... 874 526
a,b
7519968.SQ.FTS.B, 6.415%, 8/21/35 .... 10,143 173
a,b
7530426.SQ.FTS.B, 5.195%, 8/25/35 .... 224 124
a,b
7531999.SQ.FTS.B, 4.937%, 8/26/35 .... 499 308
a,b
7533921.SQ.FTS.B, 5.566%, 8/26/35 .... 9,844 225
a,b
7535779.SQ.FTS.B, 4.653%, 8/27/35 .... 3,761 65
a,b
7537580.SQ.FTS.B, 4.937%, 8/27/35 .... 25,953 511
a,b
7539738.SQ.FTS.B, 5.566%, 8/27/35 .... 11,750 5,684
a,b
7542074.SQ.FTS.B, 4.654%, 8/28/35 .... 5,237 1,077
a,b
7549987.SQ.FTS.B, 5.732%, 8/29/35 .... 715 228
a
7551251.SQ.FTS.B, 4.937%, 9/01/35 .... 269 139
a,b
7552166.SQ.FTS.B, 5.418%, 9/01/35 .... 717 7
a,b
7560015.SQ.FTS.B, 6.262%, 9/04/35 .... 1,773 31
a
7566458.SQ.FTS.B, 5.187%, 9/06/35 .... 1,428 752

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a
7565580.SQ.FTS.B, 5.75%, 9/06/35 ..... $ 634 $ 353
a,b
7573684.SQ.FTS.B, 4.764%, 9/07/35 .... 481 5
a
7574028.SQ.FTS.B, 4.934%, 9/07/35 .... 997 524
a,b
7573640.SQ.FTS.B, 4.937%, 9/07/35 .... 3,544 38
a,b
7573480.SQ.FTS.B, 5.571%, 9/07/35 .... 3,736 67
a,b
7573972.SQ.FTS.B, 6.003%, 9/07/35 .... 4,183 928
a,b
7571507.SQ.FTS.B, 6.169%, 9/07/35 .... 2,659 44
a,b
7578877.SQ.FTS.B, 4.78%, 9/09/35 ..... 61 12
a
7579649.SQ.FTS.B, 5.553%, 9/10/35 .... 37 22
a
7580830.SQ.FTS.B, 5.189%, 9/11/35 .... 4,100 2,617
a,b
7581869.SQ.FTS.B, 6.01%, 9/11/35 ..... 1,493 17
a,b
7581762.SQ.FTS.B, 6.253%, 9/11/35 .... 384 8
a,b
7586278.SQ.FTS.B, 4.654%, 9/12/35 .... 8,025 149
a,b
7586914.SQ.FTS.B, 5.375%, 9/12/35 .... 9,130 102
a
7586206.SQ.FTS.B, 6.173%, 9/12/35 .... 237 108
a,b
7590419.SQ.FTS.B, 4.748%, 9/13/35 .... 7,132 3,928
a
7590230.SQ.FTS.B, 5.196%, 9/13/35 .... 868 149
a,b
7596084.SQ.FTS.B, 4.94%, 9/14/35 ..... 7,942 1,766
a
7598949.SQ.FTS.B, 4.654%, 9/15/35 .... 4,407 2,928
a,b
7599917.SQ.FTS.B, 6.447%, 9/15/35 .... 492 6
a,b
7600486.SQ.FTS.B, 4.769%, 9/16/35 .... 645 6
a,b
7600104.SQ.FTS.B, 5.752%, 9/16/35 .... 3,186 581
a,b
7601096.SQ.FTS.B, 5.377%, 9/17/35 .... 12,879 242
a,b
7603430.SQ.FTS.B, 5.38%, 9/18/35 ..... 4,283 981
a
7603519.SQ.FTS.B, 5.75%, 9/18/35 ..... 445 268
a,b
7602494.SQ.FTS.B, 6.255%, 9/18/35 .... 2,210 18
a
7603343.SQ.FTS.B, 6.268%, 9/18/35 .... 142 86
a,b
7608442.SQ.FTS.B, 5.565%, 9/19/35 .... 5,862 225
a
7609206.SQ.FTS.B, 5.203%, 9/20/35 .... 260 175
a,b
7617942.SQ.FTS.B, 5.758%, 9/21/35 .... 2,823 53
a
7620858.SQ.FTS.B, 5.567%, 9/22/35 .... 4,104 2,431
a,b
7621404.SQ.FTS.B, 6.413%, 9/23/35 .... 3,184 583
a
7623850.SQ.FTS.B, 5.19%, 9/25/35 ..... 1,775 1,195
a,b
7623781.SQ.FTS.B, 5.379%, 9/25/35 .... 1,952 35
a,b
7624159.SQ.FTS.B, 6.261%, 9/25/35 .... 668 13
a,b
7628789.SQ.FTS.B, 4.935%, 9/26/35 .... 3,550 2,049
a,b
7629674.SQ.FTS.B, 5.189%, 9/26/35 .... 7,987 155
a,b
7626558.SQ.FTS.B, 5.564%, 9/26/35 .... 970 19
a,b
7629259.SQ.FTS.B, 5.565%, 9/26/35 .... 2,930 593
a
7629810.SQ.FTS.B, 5.566%, 9/26/35 .... 3,308 2,263
a
7630072.SQ.FTS.B, 5.769%, 9/26/35 .... 290 59
a,b
7629134.SQ.FTS.B, 6.413%, 9/26/35 .... 4,696 87
a,b
7630481.SQ.FTS.B, 5.189%, 9/27/35 .... 11,930 154
a,b
7643054.SQ.FTS.B, 6.165%, 9/29/35 .... 373 8
a,b
7639746.SQ.FTS.B, 6.415%, 9/29/35 .... 63,645 946
a,b
7643615.SQ.FTS.B, 6.134%, 9/30/35 .... 212 3
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7648077.SQ.FTS.B, 4.75%, 10/01/35 .... $ 6,098 $ 98
a,b
7647696.SQ.FTS.B, 5.441%, 10/01/35 ... 11,385 228
a,b
7654130.SQ.FTS.B, 6.264%, 10/03/35 ... 378 179
a
7662373.SQ.FTS.B, 4.78%, 10/04/35 .... 1,846 1,276
a
7668726.SQ.FTS.B, 5.911%, 10/06/35 ... 141 83
a,b
7669547.SQ.FTS.B, 5.432%, 10/07/35 ... 1,177 529
a
7676193.SQ.FTS.B, 5.755%, 10/09/35 ... 3,741 2,601
a,b
7674523.SQ.FTS.B, 6.289%, 10/09/35 ... 6,179 3,128
a,b
7675618.SQ.FTS.B, 6.415%, 10/09/35 ... 38,440 681
a,b
7679612.SQ.FTS.B, 5.562%, 10/10/35 ... 2,603 1,081
a
7684838.SQ.FTS.B, 4.654%, 10/11/35 ... 1,119 807
a,b
7682366.SQ.FTS.B, 5.376%, 10/11/35 ... 4,325 105
a,b
7684952.SQ.FTS.B, 5.567%, 10/11/35 ... 903 554
a,b
7685699.SQ.FTS.B, 6.305%, 10/11/35 ... 968 22
a,b
7686665.SQ.FTS.B, 5.569%, 10/12/35 ... 2,104 52
a,b
7694250.SQ.FTS.B, 4.749%, 10/15/35 ... 616 306
a
7694501.SQ.FTS.B, 5.092%, 10/15/35 ... 143 89
a,b
7693783.SQ.FTS.B, 5.378%, 10/15/35 ... 11,907 260
a
7696123.SQ.FTS.B, 5.912%, 10/16/35 ... 1,117 599
a,b
7696300.SQ.FTS.B, 5.912%, 10/16/35 ... 5,166 97
a,b
7695636.SQ.FTS.B, 6.27%, 10/16/35 .... 276 7
a
7697948.SQ.FTS.B, 4.748%, 10/17/35 ... 1,436 712
a
7697755.SQ.FTS.B, 6.181%, 10/17/35 ... 215 107
a,b
7703086.SQ.FTS.B, 5.093%, 10/18/35 ... 1,487 45
a
7705651.SQ.FTS.B, 4.654%, 10/19/35 ... 10,850 6,434
a
7709068.SQ.FTS.B, 5.346%, 10/22/35 ... 4,182 3,125
a,b
7714659.SQ.FTS.B, 5.193%, 10/24/35 ... 5,959 2,747
a
7723470.SQ.FTS.B, 4.78%, 10/25/35 .... 453 251
a,b
7725398.SQ.FTS.B, 5.907%, 10/26/35 ... 3,637 79
a,b
7725775.SQ.FTS.B, 6.163%, 10/26/35 ... 3,004 95
a,b
7729059.SQ.FTS.B, 6.165%, 10/26/35 ... 13,362 320
a,b
7726167.SQ.FTS.B, 6.289%, 10/26/35 ... 672 17
a
7726890.SQ.FTS.B, 6.483%, 10/26/35 ... 2,712 1,120
a
7732561.SQ.FTS.B, 5.533%, 10/28/35 ... 2,520 1,137
a,b
7735985.SQ.FTS.B, 6.479%, 10/29/35 ... 2,176 40
a,b
7740921.SQ.FTS.B, 4.779%, 10/30/35 ... 11,985 548
a,b
7738357.SQ.FTS.B, 5.723%, 10/30/35 ... 36,237 17,595
a
7741160.SQ.FTS.B, 5.732%, 10/30/35 ... 450 318
a
7742677.SQ.FTS.B, 5.094%, 11/01/35 ... 5,339 3,080
a,b
7745617.SQ.FTS.B, 5.533%, 11/01/35 ... 4,268 2,559
a,b
7742967.SQ.FTS.B, 6.293%, 11/01/35 ... 1,573 685
a
7750547.SQ.FTS.B, 5.093%, 11/02/35 ... 1,639 1,167
a
7751779.SQ.FTS.B, 5.105%, 11/02/35 ... 894 445
a
7755718.SQ.FTS.B, 5.343%, 11/03/35 ... 995 583
a
7756479.SQ.FTS.B, 5.344%, 11/03/35 ... 1,638 1,158
a,b
7755332.SQ.FTS.B, 5.357%, 11/03/35 ... 392 242

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Block, Inc. (continued)
a,b
7755761.SQ.FTS.B, 5.723%, 11/03/35 ... $ 8,935 $ 251
a
7756617.SQ.FTS.B, 5.725%, 11/03/35 ... 1,770 972
a,b
7763863.SQ.FTS.B, 4.783%, 11/06/35 ... 361 7
a,b
7764093.SQ.FTS.B, 4.767%, 11/07/35 ... 1,341 22
a
7766481.SQ.FTS.B, 4.78%, 11/07/35 .... 4,415 3,324
a
7764120.SQ.FTS.B, 5.911%, 11/07/35 ... 553 265
a,b
7765591.SQ.FTS.B, 6.162%, 11/07/35 ... 3,033 1,675
a
7769430.SQ.FTS.B, 4.78%, 11/08/35 .... 1,554 1,158
a
7769490.SQ.FTS.B, 5.545%, 11/08/35 ... 1,249 726
a
7769040.SQ.FTS.B, 5.725%, 11/08/35 ... 926 461
a,b
7769643.SQ.FTS.B, 6.178%, 11/08/35 ... 1,249 34
a,b
7768040.SQ.FTS.B, 6.293%, 11/08/35 ... 1,051 495
a
7776723.SQ.FTS.B, 5.096%, 11/09/35 ... 362 288
a
7781183.SQ.FTS.B, 6.289%, 11/10/35 ... 7,217 4,254
a,b
7779968.SQ.FTS.B, 6.479%, 11/10/35 ... 604 18
a
7782513.SQ.FTS.B, 5.08%, 11/11/35 .... 795 550
a,b
7781843.SQ.FTS.B, 6.164%, 11/11/35 ... 675 19
a,b
7782479.SQ.FTS.B, 6.272%, 11/11/35 ... 1,198 30
a,b
7782836.SQ.FTS.B, 6.302%, 11/12/35 ... 1,154 17
a,b
7786042.SQ.FTS.B, 6.167%, 11/13/35 ... 7,212 129
a,b
7791025.SQ.FTS.B, 4.783%, 11/14/35 ... 6,874 3,206
a,b
7790524.SQ.FTS.B, 6.16%, 11/14/35 .... 2,565 46
a
7790161.SQ.FTS.B, 6.482%, 11/14/35 ... 3,043 1,719
a,b
7794575.SQ.FTS.B, 4.78%, 11/15/35 .... 17,650 880
a
7793111.SQ.FTS.B, 4.787%, 11/15/35 .... 109 89
a
7793136.SQ.FTS.B, 5.092%, 11/15/35 ... 64 56
a,b
7791568.SQ.FTS.B, 5.537%, 11/15/35 ... 2,384 68
a,b
7791405.SQ.FTS.B, 6.16%, 11/15/35 .... 6,235 146
a,b
7794434.SQ.FTS.B, 6.169%, 11/15/35 ... 6,526 94
a,b
7794291.SQ.FTS.B, 6.173%, 11/15/35 ... 1,915 54
a
7805584.SQ.FTS.B, 5.536%, 11/19/35 ... 1,032 643
a,b
7808746.SQ.FTS.B, 5.346%, 11/20/35 ... 13,544 675
a,b
7812943.SQ.FTS.B, 4.765%, 11/21/35 ... 1,045 18
a
7813074.SQ.FTS.B, 4.776%, 11/21/35 ... 167 152
a
7810803.SQ.FTS.B, 5.341%, 11/21/35 ... 514 354
a,b
7811957.SQ.FTS.B, 6.287%, 11/21/35 ... 4,258 116
a,b
7812879.SQ.FTS.B, 6.48%, 11/21/35 .... 2,192 63
a,b
7816821.SQ.FTS.B, 4.749%, 11/22/35 ... 3,477 1,509
a
7816946.SQ.FTS.B, 5.348%, 11/22/35 ... 10,878 4,995
a
7815015.SQ.FTS.B, 5.719%, 11/22/35 ... 3,550 1,903
a,b
7813617.SQ.FTS.B, 5.91%, 11/22/35 .... 9,140 166
a
7822474.SQ.FTS.B, 4.781%, 11/23/35 ... 1,642 1,174
a
7822598.SQ.FTS.B, 5.726%, 11/23/35 ... 1,152 882
a
7826745.SQ.FTS.B, 5.094%, 11/24/35 ... 4,397 3,458
a,b
7829173.SQ.FTS.B, 5.912%, 11/24/35 ... 5,086 147
a,b
7830023.SQ.FTS.B, 4.78%, 11/25/35 .... 11,412 557
Description
Principal
Amount Value
Block, Inc. (continued)
a
7830496.SQ.FTS.B, 6.302%, 11/26/35 ... $ 311 $ 163
a
7831916.SQ.FTS.B, 4.754%, 11/27/35 ... 73 39
a,b
7831708.SQ.FTS.B, 5.535%, 11/27/35 ... 2,942 65
a,b
7835424.SQ.FTS.B, 4.749%, 11/28/35 ... 17,516 221
a,b
7836267.SQ.FTS.B, 6.475%, 11/28/35 ... 590 25
a,b
7840090.SQ.FTS.B, 4.75%, 11/29/35 .... 1,654 32
a
7837905.SQ.FTS.B, 5.344%, 11/29/35 ... 4,314 2,954
a
7836996.SQ.FTS.B, 5.912%, 11/29/35 ... 2,595 1,294
4,402,701
Freedom Financial Asset Management LLC
APP-11579289.FP.FTS.B, 10.99%,
12/05/25 .......................... 565 566
APP-12165054.FP.FTS.B, 10.24%, 1/14/26 1,346 1,350
APP-12171910.FP.FTS.B, 12.49%, 1/22/26 1,230 1,236
APP-11442801.FP.FTS.B, 16.49%, 1/22/26 1,634 1,657
APP-12006366.FP.FTS.B, 20.99%, 1/22/26 867 881
APP-11687753.FP.FTS.B, 13.49%, 1/25/26 1,253 1,259
APP-12050179.FP.FTS.B, 16.49%, 3/07/26 2,025 2,038
APP-12139578.FP.FTS.B, 15.24%, 3/24/26 1,291 1,300
APP-12414582.FP.FTS.B, 18.49%, 3/28/26 3,193 3,271
APP-12199831.FP.FTS.B, 16.99%, 5/22/26 3,132 3,203
APP-14891119.FP.FTS.B, 18.74%, 7/24/26 11,632 11,966
APP-15053612.FP.FTS.B, 13.99%, 7/26/26 2,324 2,350
APP-15053337.FP.FTS.B, 17.99%, 7/26/26 2,787 2,883
APP-16637564.FP.FTS.B, 15.99%, 9/03/26 2,245 2,273
APP-16719236.FP.FTS.B, 10.49%, 9/04/26 4,392 4,437
APP-16630984.FP.FTS.B, 14.49%, 9/12/26 3,975 4,033
APP-16335651.FP.FTS.B, 14.49%, 9/15/26 4,498 4,554
APP-17464221.FP.FTS.B, 16.74%, 9/15/26 3,567 3,665
APP-16710569.FP.FTS.B, 15.49%, 9/16/26 6,764 6,850
APP-17279512.FP.FTS.B, 16.74%, 9/22/26 4,078 4,201
APP-17112272.FP.FTS.B, 14.24%, 9/25/26 5,402 5,461
APP-16676602.FP.FTS.B, 11.24%, 11/05/26 2,880 2,890
b
APP-17032039.FP.FTS.B, 10.49%,
11/16/26 .......................... 9,507 2,130
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 7,526 7,803
APP-11579549.FP.FTS.B, 13.49%,
12/15/26 .......................... 13,708 13,881
b
APP-11693245.FP.FTS.B, 18.49%,
12/18/26 .......................... 8,261 928
APP-11022370.FP.FTS.B, 16.49%,
12/20/26 .......................... 2,859 2,894
APP-11740523.FP.FTS.B, 10.99%,
12/21/26 .......................... 6,986 7,070
APP-11723942.FP.FTS.B, 19.49%,
12/21/26 .......................... 17,080 17,725
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 4,857 4,974
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 10,548 10,979
APP-11946615.FP.FTS.B, 16.49%, 1/11/27 6,915 7,021
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 7,608 7,708
APP-11694985.FP.FTS.B, 12.99%, 1/21/27 4,377 4,439
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 10,943 11,443
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 13,013 13,179
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 4,237 4,299

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC
(continued)
APP-11595260.FP.FTS.B, 18.99%, 1/30/27 $ 1,750 $ 1,772
APP-11694211.FP.FTS.B, 11.99%, 2/04/27 16,258 16,524
APP-11724908.FP.FTS.B, 12.74%, 2/04/27 10,993 11,106
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 4,623 4,684
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 17,538 18,030
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 985 985
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 11,018 11,469
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 6,694 6,769
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 8,830 8,932
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 7,716 8,034
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 2,810 2,846
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 4,268 4,425
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 2,414 2,440
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 13,937 14,089
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 6,795 6,880
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 7,965 8,268
APP-12214905.FP.FTS.B, 16.49%, 3/05/27 3,623 3,670
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 11,727 11,891
APP-12125835.FP.FTS.B, 19.99%, 3/07/27 207 205
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 7,370 7,459
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 2,222 2,230
APP-12097459.FP.FTS.B, 13.24%, 3/08/27 8,605 8,727
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 5,421 5,499
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 12,254 12,414
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 9,618 9,728
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 4,826 2,996
b
APP-12459441.FP.FTS.B, 17.49%, 3/11/27 7,069 1,446
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 18,890 19,494
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 10,471 10,843
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 12,977 13,139
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 10,508 10,663
APP-12379303.FP.FTS.B, 13.24%, 3/16/27 1,000 1,000
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 7,499 7,759
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 3,512 3,624
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 3,413 3,456
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 17,924 18,592
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 13,278 13,939
b
APP-12176796.FP.FTS.B, 8.99%, 3/21/27 . 10,421 2,164
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 11,064 11,216
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 7,671 7,799
APP-12345261.FP.FTS.B, 15.49%, 3/22/27 8,723 8,998
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 14,215 14,784
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 12,290 12,786
APP-12107351.FP.FTS.B, 16.49%, 3/24/27 8,466 8,776
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 3,173 3,197
APP-11872544.FP.FTS.B, 19.99%, 3/25/27 5,308 5,559
APP-12408935.FP.FTS.B, 19.99%, 4/17/27 816 817
b
APP-12461150.FP.FTS.B, 18.49%, 4/18/27 8,625 1,219
APP-11397497.FP.FTS.B, 11.99%, 4/19/27 8,830 8,964
APP-12345892.FP.FTS.B, 13.49%, 4/22/27 4,717 4,780
APP-12033253.FP.FTS.B, 17.99%, 4/24/27 5,816 6,090
APP-12133804.FP.FTS.B, 10.99%, 4/30/27 8,028 8,133
APP-12468566.FP.FTS.B, 19.74%, 5/25/27 16,080 16,820
APP-15007182.FP.FTS.B, 16.99%, 7/11/27 4,927 5,016
APP-15105817.FP.FTS.B, 11.74%, 7/15/27 8,818 8,941
APP-15103060.FP.FTS.B, 19.99%, 7/15/27 7,095 7,337
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-16662334.FP.FTS.B, 15.24%, 7/26/27 $ 11,301 $ 11,496
APP-15066733.FP.FTS.B, 18.99%, 7/26/27 6,408 6,732
APP-15116487.FP.FTS.B, 21.49%, 7/28/27 8,081 8,507
APP-16465567.FP.FTS.B, 15.49%, 7/30/27 6,582 6,703
APP-11709913.FP.FTS.B, 21.49%, 7/30/27 30,672 18,507
APP-16640475.FP.FTS.B, 12.74%, 8/02/27 7,900 8,006
b
APP-17319474.FP.FTS.B, 16.49%, 8/07/27 10,453 1,675
APP-12159801.FP.FTS.B, 16.99%, 8/15/27 12,242 12,675
APP-15106325.FP.FTS.B, 23.24%, 8/28/27 2,155 2,179
APP-16632155.FP.FTS.B, 11.49%, 9/01/27 7,599 7,701
APP-16448250.FP.FTS.B, 13.49%, 9/01/27 3,122 3,170
APP-16676570.FP.FTS.B, 15.24%, 9/01/27 9,180 9,424
APP-12175594.FP.FTS.B, 18.99%, 9/01/27 2,772 2,838
APP-16852920.FP.FTS.B, 10.99%, 9/04/27 16,794 17,027
APP-16640455.FP.FTS.B, 10.99%, 9/05/27 9,737 9,871
APP-15052242.FP.FTS.B, 11.74%, 9/13/27 22,074 22,530
APP-17458875.FP.FTS.B, 16.49%, 9/13/27 2,315 2,347
APP-16687847.FP.FTS.B, 9.49%, 9/15/27 . 8,545 8,680
APP-17011228.FP.FTS.B, 14.74%, 9/15/27 23,272 23,706
APP-17027051.FP.FTS.B, 14.49%, 9/16/27 6,526 6,666
APP-17497296.FP.FTS.B, 17.74%, 9/23/27 6,490 6,721
APP-17082038.FP.FTS.B, 12.49%, 9/26/27 13,665 13,898
APP-17490395.FP.FTS.B, 15.24%, 9/26/27 15,324 15,626
APP-17504832.FP.FTS.B, 13.74%, 9/27/27 3,377 3,399
APP-16627732.FP.FTS.B, 12.99%,
10/25/27 .......................... 12,659 12,894
APP-16800634.FP.FTS.B, 15.99%,
10/28/27 .......................... 25,608 8,050
APP-16677695.FP.FTS.B, 12.99%,
11/14/27 .......................... 13,488 13,721
892,969
LendingClub Corp. - LCX
162966512.LC.FTS.B, 11.02%, 4/12/35 ... 1,902 –
168006688.LC.FTS.B, 8.19%, 11/21/35 ... 124 123
123
LendingClub Corp. - LCX PM
172665217.LC.FTS.B, 15.4%, 12/04/25 ... 2,145 2,136
172752552.LC.FTS.B, 16.08%, 12/10/25 .. 573 573
173203429.LC.FTS.B, 15.4%, 12/23/25 ... 2,557 2,552
173301532.LC.FTS.B, 17.3%, 1/06/26 ... 2,187 2,191
173821408.LC.FTS.B, 21.49%, 1/19/26 ... 1,238 1,246
173896730.LC.FTS.B, 23.99%, 1/19/26 ... 829 838
173933933.LC.FTS.B, 13.49%, 1/20/26 ... 1,349 1,350
174045948.LC.FTS.B, 17.44%, 1/22/26 ... 1,389 1,397
174087634.LC.FTS.B, 23.99%, 1/22/26 ... 1,245 1,260
172156822.LC.FTS.B, 14.02%, 11/24/35 .. 230 229
13,772
Prosper Funding LLC
b
1685272.PS.FTS.B, 16.7%, 11/28/25 .... 1,483 –
b
1709591.PS.FTS.B, 22.6%, 1/16/26 ..... 52 –
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 1,644 1,666
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... 563 578
1600460.PS.FTS.B, 15.2%, 8/06/26 ..... 3,353 3,375

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1600466.PS.FTS.B, 18.73%, 8/06/26 .... $ 3,565 $ 3,588
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 2,453 2,478
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 2,183 2,179
1611390.PS.FTS.B, 22.8%, 8/09/26 ..... 242 244
1611810.PS.FTS.B, 13%, 8/10/26 ....... 537 537
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 4,185 4,179
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 3,628 3,674
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 1,508 1,528
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 1,679 1,699
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 2,635 2,672
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 7,453 7,455
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 2,286 2,289
b
1611805.PS.FTS.B, 16.18%, 8/20/26 .... 8,647 1,159
1612131.PS.FTS.B, 19.48%, 8/20/26 .... 1,833 1,857
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 864 866
1611798.PS.FTS.B, 25.74%, 9/01/26 .... 3,174 3,275
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 1,608 1,612
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 3,337 3,347
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 1,537 1,541
1628072.PS.FTS.B, 14.53%, 9/28/26 .... 4,846 4,861
1648282.PS.FTS.B, 14%, 10/26/26 ...... 3,892 3,933
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 2,196 2,199
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 3,918 3,961
1648621.PS.FTS.B, 15.29%, 10/27/26 ... 6,473 6,521
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 3,729 3,736
1646066.PS.FTS.B, 16.18%, 10/28/26 ... 4,059 4,105
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 4,117 4,294
1647161.PS.FTS.B, 10.5%, 10/29/26 .... 1,842 1,846
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 1,066 1,068
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 4,129 4,137
1489833.PS.FTS.B, 16.99%, 10/30/26 ... 2,486 2,549
1649809.PS.FTS.B, 11.1%, 10/31/26 .... 2,117 2,115
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 2,121 2,123
1649791.PS.FTS.B, 15.1%, 10/31/26 .... 7,139 7,211
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 3,110 3,112
1657278.PS.FTS.B, 10.5%, 11/05/26 .... 2,187 2,191
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 5,259 5,250
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 3,901 3,920
1652300.PS.FTS.B, 21.18%, 11/08/26 .... 3,833 3,869
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 3,241 3,264
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 4,233 4,226
1658842.PS.FTS.B, 17%, 11/09/26 ...... 3,694 3,744
1659079.PS.FTS.B, 19%, 11/09/26 ...... 1,815 1,843
1667997.PS.FTS.B, 11.79%, 11/12/26 .... 2,420 2,417
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 3,885 3,952
1661797.PS.FTS.B, 21%, 11/15/26 ...... 670 694
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 1,277 1,291
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 3,440 3,433
1687128.PS.FTS.B, 12.3%, 12/16/26 .... 88 88
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 7,516 7,509
1680301.PS.FTS.B, 18.5%, 12/16/26 .... 1,606 1,633
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 6,489 6,482
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 4,482 4,477
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 6,200 6,242
1676534.PS.FTS.B, 15.29%, 12/21/26 ... 4,336 4,363
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 9,678 9,669
b
1677269.PS.FTS.B, 25.9%, 12/22/26 .... 2,799 73
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1680116.PS.FTS.B, 14%, 12/29/26 ...... $ 8,604 $ 8,678
1690116.PS.FTS.B, 23.11%, 12/31/26 .... 5,539 5,779
1694608.PS.FTS.B, 10.62%, 1/13/27 .... 2,721 2,714
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 6,677 6,663
1694605.PS.FTS.B, 15.2%, 1/13/27 ..... 681 685
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 1,876 1,872
1688534.PS.FTS.B, 12.9%, 1/16/27 ..... 7,848 7,821
1704984.PS.FTS.B, 10.29%, 1/19/27 .... 3,897 3,894
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... 4,865 4,901
1674146.PS.FTS.B, 18.78%, 1/20/27 .... 3,670 3,733
1708451.PS.FTS.B, 10.26%, 2/15/27 .... 727 724
1721439.PS.FTS.B, 12%, 2/15/27 ....... 984 980
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 7,193 7,332
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... 7,093 7,217
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 3,989 4,155
b
1611804.PS.FTS.B, 18%, 2/22/27 ....... 12,699 –
1708466.PS.FTS.B, 18.6%, 2/22/27 ..... 2,359 2,399
1719415.PS.FTS.B, 10.8%, 2/23/27 ..... 3,817 3,816
1722171.PS.FTS.B, 18.78%, 3/14/27 .... 3,029 3,083
1709507.PS.FTS.B, 13.5%, 3/15/27 ..... 2,677 2,691
1739157.PS.FTS.B, 11.5%, 3/18/27 ..... 13,864 11,736
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 4,482 4,596
1749429.PS.FTS.B, 25.9%, 4/01/27 ..... 2,667 2,800
b
1603750.PS.FTS.B, 15.9%, 5/20/27 ..... 3,245 411
b
1629628.PS.FTS.B, 14.31%, 7/02/27 .... 6,074 –
b
1626833.PS.FTS.B, 14.7%, 7/25/27 ..... 8,340 –
b
1708907.PS.FTS.B, 18.13%, 11/20/27 .... 10,710 215
b
1682455.PS.FTS.B, 11.43%, 11/21/27 .... 18,286 1,193
b
1689368.PS.FTS.B, 16.2%, 1/14/35 ..... 354 –
b
1638183.PS.FTS.B, 17.71%, 10/26/35 ... 782 41
290,328
Upgrade, Inc.
25595802.UG.FTS.B, 28.99%, 1/22/26 ... 1,345 1,376
b
24468287.UG.FTS.B, 29.69%, 11/26/29 .. 17,864 1,374
2,750
Upgrade, Inc. - Card
991738330.UG.FTS.B, 29.49%, 12/21/25 . 9 1
991730761.UG.FTS.B, 28.98%, 12/24/25 . 17 17
b
991702178.UG.FTS.B, 28.98%, 1/06/26 .. 66 5
991883200.UG.FTS.B, 29.49%, 1/07/26 .. 92 93
991758368.UG.FTS.B, 29.49%, 1/20/26 .. 76 78
b
991762816.UG.FTS.B, 29.49%, 2/20/26 .. 35 3
991754815.UG.FTS.B, 29.49%, 2/24/26 .. 30 32
991695320.UG.FTS.B, 29.49%, 3/05/26 .. 27 28
b
991933771.UG.FTS.B, 29.49%, 4/06/26 .. 157 11
991721350.UG.FTS.B, 29.49%, 5/16/26 .. 765 793
b
991601320.UG.FTS.B, 28.98%, 7/17/26 .. 535 –
991771961.UG.FTS.B, 29.49%, 8/07/26 .. 87 25
991545568.UG.FTS.B, 29.49%, 8/16/26 .. 511 437
991645022.UG.FTS.B, 29.49%, 8/21/26 .. 39 34
991693967.UG.FTS.B, 19.99%, 9/05/26 .. 98 102
991573331.UG.FTS.B, 29.49%, 9/17/26 .. 94 97

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991579043.UG.FTS.B, 19.99%, 11/17/26 . $ 1,316 $ 1,030
b
991727635.UG.FTS.B, 28.98%, 1/07/27 .. 173 –
991658250.UG.FTS.B, 16.99%, 1/20/27 .. 177 178
991721939.UG.FTS.B, 16.99%, 2/02/27 .. 499 518
991894965.UG.FTS.B, 16.99%, 2/03/27 .. 2,104 2,179
991579317.UG.FTS.B, 29.49%, 2/16/27 .. 87 90
991693097.UG.FTS.B, 26.94%, 5/20/27 .. 317 239
991664785.UG.FTS.B, 18.98%, 5/26/27 .. 173 182
991663324.UG.FTS.B, 22.36%, 5/29/27 .. 55 57
991742865.UG.FTS.B, 29.49%, 9/21/27 .. 331 345
991716805.UG.FTS.B, 22.97%, 11/08/27 . 359 364
991735384.UG.FTS.B, 29.49%, 6/06/28 .. 360 76
991571658.UG.FTS.B, 28.98%, 6/15/28 .. 145 98
991678457.UG.FTS.B, 19.99%, 10/30/28 . 132 137
991719643.UG.FTS.B, 29.49%, 3/22/29 .. 150 156
991757545.UG.FTS.B, 28.98%, 11/06/29 . 191 109
b
991536394.UG.FTS.B, 28.98%, 1/15/30 .. 4,143 292
991587677.UG.FTS.B, 29.49%, 1/17/30 .. 489 518
b
991554451.UG.FTS.B, 29.46%, 4/17/30 .. 105 9
991718934.UG.FTS.B, 20.97%, 10/06/30 . 14 14
991588559.UG.FTS.B, 29.46%, 10/17/30 . 3 3
991687274.UG.FTS.B, 19.99%, 11/23/30 . 36 37
8,387
Upstart Network, Inc.
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 2,185 2,142
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 399 391
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 1,770 1,739
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 3,128 3,080
L1711960.UP.FTS.B, 12.48%, 9/14/26 .... 697 50
L1709990.UP.FTS.B, 12.82%, 9/14/26 .... 230 226
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 4,772 4,692
FW1711241.UP.FTS.B, 16.08%, 9/14/26 .. 989 977
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 3,721 3,676
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 6,308 6,207
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... 2,541 2,510
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 2,632 2,590
FW1709424.UP.FTS.B, 18.79%, 9/14/26 .. 3,885 3,839
b
L1712201.UP.FTS.B, 18.94%, 9/14/26 .... 758 34
L1711904.UP.FTS.B, 19.49%, 9/14/26 .... 5,091 5,002
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 1,053 1,037
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 799 785
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 482 315
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 217 214
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 371 365
L1706788.UP.FTS.B, 25.12%, 9/14/26 .... 531 522
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... 489 481
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 571 561
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 8,101 7,971
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... 434 427
FW1708159.UP.FTS.B, 30.6%, 9/14/26 ... 542 39
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 1,265 1,246
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 938 924
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 1,560 1,537
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 916 902
L1709686.UP.FTS.B, 14.5%, 9/16/26 .... 4,824 4,744
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1711817.UP.FTS.B, 20.95%, 9/20/26 .. $ 1,291 $ 1,269
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 11,284 11,050
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 2,005 1,473
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 427 420
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 4,332 4,258
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... 375 369
L1874284.UP.FTS.B, 13.39%, 10/18/26 ... 2,224 1,636
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 1,671 1,643
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 2,097 2,073
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 2,628 2,598
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 447 442
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 2,881 919
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 3,852 3,809
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 542 536
b
L1873808.UP.FTS.B, 16.88%, 10/18/26 ... 2,154 158
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 2,551 2,523
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 4,122 4,060
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 1,899 1,870
L1868602.UP.FTS.B, 18.18%, 10/18/26 ... 758 747
L1873350.UP.FTS.B, 19.42%, 10/18/26 ... 3,641 1,133
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 445 438
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 1,480 529
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 1,721 1,696
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 14,400 14,168
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 581 572
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... 999 984
L1872738.UP.FTS.B, 21.97%, 10/18/26 ... 443 436
L1873504.UP.FTS.B, 22.55%, 10/18/26 ... 135 133
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... 656 646
L1873307.UP.FTS.B, 23.79%, 10/18/26 ... 522 163
L1874063.UP.FTS.B, 24.01%, 10/18/26 ... 2,131 2,099
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 304 300
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 918 904
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 2,035 2,005
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 4,228 4,165
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 2,014 1,984
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 433 427
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 930 917
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 467 460
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 8,593 8,467
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 342 337
b
L1874395.UP.FTS.B, 25.5%, 10/18/26 .... 3,896 323
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 534 526
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 1,215 1,197
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 4,499 4,436
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 1,086 819
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 1,153 1,137
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 602 594
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 435 429
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 1,654 1,632
FW1873980.UP.FTS.B, 31.12%, 10/28/26 . 853 841
L1874280.UP.FTS.B, 15.62%, 11/01/26 ... 8,546 8,450
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 2,279 2,231
FW2005584.UP.FTS.B, 8.98%, 11/09/26 .. 4,097 4,008
L2009940.UP.FTS.B, 9.06%, 11/09/26 .... 8,711 8,523
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 1,299 1,271
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 1,572 1,538

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... $ 6,303 $ 6,190
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 2,248 2,206
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 818 803
L1977043.UP.FTS.B, 11.43%, 11/09/26 ... 1,441 1,415
L2007707.UP.FTS.B, 12.19%, 11/09/26 ... 3,921 3,850
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... 4,117 4,041
FW2009636.UP.FTS.B, 13.06%, 11/09/26 . 724 713
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 693 681
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 2,775 2,725
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 5,470 5,372
b
L2008113.UP.FTS.B, 14.06%, 11/09/26 ... 7,265 1,104
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 3,318 3,262
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 1,692 1,662
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 1,641 1,612
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... 1,410 1,385
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... 2,859 2,822
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 2,878 2,841
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 4,650 4,590
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 4,373 4,318
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 5,871 5,795
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 9,626 9,458
FW2005538.UP.FTS.B, 18.4%, 11/09/26 .. 1,754 1,724
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 1,353 1,329
L2006524.UP.FTS.B, 18.79%, 11/09/26 ... 1,626 492
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 1,801 1,770
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 604 593
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 5,131 5,067
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 10,064 9,867
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 6,660 6,530
b
L2009017.UP.FTS.B, 20.52%, 11/09/26 ... 2,610 430
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 1,806 1,775
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 565 556
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 900 883
L2008251.UP.FTS.B, 21.4%, 11/09/26 .... 124 122
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 1,267 1,246
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 4,118 4,040
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 1,520 1,490
L2008599.UP.FTS.B, 22.35%, 11/09/26 ... 636 625
L2008480.UP.FTS.B, 22.94%, 11/09/26 ... 731 717
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 810 795
L2009896.UP.FTS.B, 24.89%, 11/09/26 ... 298 292
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 1,656 1,625
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 496 488
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 498 489
b
L2006519.UP.FTS.B, 25.11%, 11/09/26 ... 1,012 73
L2008646.UP.FTS.B, 25.12%, 11/09/26 ... 430 422
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 1,656 1,626
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 1,747 1,714
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 598 587
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . 2,715 2,665
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 1,029 1,010
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 599 588
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 2,659 2,611
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 1,334 1,309
L2007383.UP.FTS.B, 25.64%, 11/09/26 ... 1,300 1,277
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 2,020 1,984
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 3,357 3,297
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . $ 2,021 $ 1,988
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 512 503
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 2,792 2,742
FW2005768.UP.FTS.B, 27.98%, 11/09/26 . 539 343
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 4,650 4,568
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 2,186 2,148
FW2009687.UP.FTS.B, 29.61%, 11/09/26 . 1,852 1,820
b
FW2009414.UP.FTS.B, 30.01%, 11/09/26 . 5,647 401
FW2007936.UP.FTS.B, 30.89%, 11/09/26 . 1,469 1,444
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . 2,679 2,634
FW2008432.UP.FTS.B, 31.3%, 11/09/26 .. 1,795 531
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 1,319 849
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 2,179 2,142
FW2009221.UP.FTS.B, 30.79%, 11/12/26 . 4,900 4,818
L2005604.UP.FTS.B, 7.24%, 11/15/26 .... 5,965 5,835
L2009697.UP.FTS.B, 20.69%, 11/15/26 ... 1,565 1,538
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 499 489
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 1,147 1,127
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 5,319 5,227
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 2,286 2,246
L2078831.UP.FTS.B, 11.67%, 11/19/26 ... 553 403
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 1,642 1,614
L2077586.UP.FTS.B, 13.74%, 11/19/26 ... 1,439 1,415
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 4,067 3,999
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... 2,128 2,093
L2079762.UP.FTS.B, 15.07%, 11/19/26 ... 1,258 1,244
L2080949.UP.FTS.B, 16.51%, 11/19/26 ... 1,039 1,028
L2077345.UP.FTS.B, 16.52%, 11/19/26 ... 332 327
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 2,913 2,883
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 249 247
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 5,261 5,206
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 4,841 4,790
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 1,029 306
FW2080677.UP.FTS.B, 18.72%, 11/19/26 . 5,118 5,066
FW2078252.UP.FTS.B, 19.1%, 11/19/26 .. 354 349
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 1,796 1,778
L2077889.UP.FTS.B, 19.41%, 11/19/26 ... 2,218 2,186
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 5,038 4,960
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 5,317 5,242
L2077864.UP.FTS.B, 20.33%, 11/19/26 ... 6,776 6,680
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 3,102 3,055
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 5,927 5,838
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 702 691
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 3,386 3,337
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 1,012 1,003
FW2078837.UP.FTS.B, 25.18%, 11/19/26 . 861 849
L2079636.UP.FTS.B, 25.5%, 11/19/26 .... 433 427
L2080879.UP.FTS.B, 25.51%, 11/19/26 ... 1,397 1,377
L2080301.UP.FTS.B, 25.61%, 11/19/26 ... 1,455 1,434
L2077747.UP.FTS.B, 25.84%, 11/19/26 ... 903 890
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 1,174 1,158
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 3,160 3,118
L2078364.UP.FTS.B, 15.16%, 11/20/26 ... 1,707 1,689
L2008677.UP.FTS.B, 10.77%, 11/23/26 ... 2,651 2,601
L2010117.UP.FTS.B, 24.96%, 11/23/26 ... 1,336 1,311
FW2007433.UP.FTS.B, 21.02%, 11/24/26 . 2,335 2,291
L2079956.UP.FTS.B, 14.89%, 12/01/26 ... 2,137 2,114

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... $ 1,604 $ 1,568
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 1,097 1,072
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 1,184 1,158
L2199695.UP.FTS.B, 9.66%, 12/07/26 .... 1,668 1,630
L2199924.UP.FTS.B, 9.76%, 12/07/26 .... 1,949 1,906
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 1,542 1,512
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 7,142 7,005
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 1,477 1,449
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 1,487 1,459
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 1,931 1,104
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 1,108 1,087
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 266 261
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 3,567 3,505
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 14,947 14,746
b
L2198880.UP.FTS.B, 16.74%, 12/07/26 ... 1,466 107
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 7,480 7,380
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 7,025 6,891
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 1,912 1,887
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 580 572
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 4,899 4,834
b
L2199663.UP.FTS.B, 19.69%, 12/07/26 ... 2,456 401
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 724 714
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 1,662 1,627
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 2,046 2,008
L2197631.UP.FTS.B, 21.55%, 12/07/26 ... 1,529 1,501
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 2,790 2,732
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 3,418 3,348
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . 1,233 89
FW2192438.UP.FTS.B, 23.66%, 12/07/26 . 4,423 2,707
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 7,535 2,218
L2196219.UP.FTS.B, 25.27%, 12/07/26 ... 2,938 2,880
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 532 521
b
L2198050.UP.FTS.B, 25.44%, 12/07/26 ... 2,602 189
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 605 593
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 1,457 1,428
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... 2,137 2,096
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 2,859 2,803
FW2200076.UP.FTS.B, 28.24%, 12/07/26 . 18,455 18,105
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 1,435 1,408
b
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 1,527 277
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 1,913 1,878
L2201511.UP.FTS.B, 5.03%, 12/08/26 .... 979 964
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 2,600 2,530
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... 2,631 2,560
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 2,161 2,114
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 4,368 4,282
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 1,177 1,150
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 9,800 9,624
L2205692.UP.FTS.B, 10.33%, 12/08/26 ... 4,642 4,538
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 957 940
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... 2,846 2,791
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 2,563 2,514
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 3,419 3,353
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 856 837
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 582 571
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 1,097 1,078
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 4,459 4,376
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... $ 2,211 $ 2,170
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 2,098 2,059
b
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 1,812 299
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 960 942
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 4,360 4,279
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 805 790
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 3,031 2,975
L2201429.UP.FTS.B, 15.27%, 12/08/26 ... 3,598 3,532
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 916 899
L2193881.UP.FTS.B, 15.75%, 12/08/26 ... 1,353 1,335
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 7,397 7,300
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 3,965 3,912
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... 1,403 1,385
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 1,386 1,368
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 6,468 6,384
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 3,924 3,873
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 792 777
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 641 633
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 955 938
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 807 792
b
FW2204149.UP.FTS.B, 19.13%, 12/08/26 . 2,090 151
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 3,019 2,957
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 2,275 2,246
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 1,629 1,600
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 2,097 2,071
b
L2200446.UP.FTS.B, 20.19%, 12/08/26 ... 428 66
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 1,157 1,137
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 928 911
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 1,721 1,686
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 1,175 1,152
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 739 724
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 519 510
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 681 669
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 582 572
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 435 426
L2200929.UP.FTS.B, 23.61%, 12/08/26 ... 904 554
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... 2,399 1,469
b
L2205882.UP.FTS.B, 23.83%, 12/08/26 ... 1,291 24
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 1,106 671
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 421 413
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 352 345
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 4,392 4,309
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 388 381
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 2,529 2,485
L2201388.UP.FTS.B, 24.93%, 12/08/26 ... 954 935
L2203217.UP.FTS.B, 25.16%, 12/08/26 ... 420 256
L2203014.UP.FTS.B, 25.25%, 12/08/26 ... 1,770 1,737
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 1,427 1,400
L2201267.UP.FTS.B, 25.35%, 12/08/26 ... 214 210
L2207019.UP.FTS.B, 25.36%, 12/08/26 ... 399 391
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 428 419
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 447 438
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 1,934 1,897
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 640 628
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 2,671 2,621
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... 2,503 2,457
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 3,066 3,010

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . $ 6,860 $ 6,736
FW2202084.UP.FTS.B, 28.33%, 12/08/26 . 541 531
FW2206080.UP.FTS.B, 28.43%, 12/08/26 . 694 681
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 370 364
b
FW2200463.UP.FTS.B, 28.91%, 12/08/26 . 525 84
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 3,084 3,029
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 1,812 1,780
FW2204427.UP.FTS.B, 30.34%, 12/08/26 . 3,037 2,983
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 471 283
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 536 527
b
FW2206683.UP.FTS.B, 31.07%, 12/08/26 . 878 144
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 1,189 1,168
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 1,961 1,925
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 538 528
FW2199186.UP.FTS.B, 25.95%, 12/09/26 . 817 802
FW2201142.UP.FTS.B, 31.05%, 12/12/26 . 385 378
L2206744.UP.FTS.B, 13.51%, 12/14/26 ... 8,928 8,760
L2202911.UP.FTS.B, 21.13%, 12/14/26 ... 2,129 2,091
FW2203667.UP.FTS.B, 23.01%, 12/14/26 . 5,181 5,081
L2196899.UP.FTS.B, 24.65%, 12/15/26 ... 2,049 2,009
FW2199126.UP.FTS.B, 31.54%, 12/15/26 . 2,406 2,365
FW2198165.UP.FTS.B, 14.07%, 12/16/26 . 406 399
L2200110.UP.FTS.B, 25.93%, 12/16/26 ... 2,889 2,123
L2203117.UP.FTS.B, 13.79%, 12/17/26 ... 2,570 2,523
L2201499.UP.FTS.B, 21.34%, 12/17/26 ... 3,703 3,630
FW2205704.UP.FTS.B, 28.05%, 12/18/26 . 1,840 1,808
L2206448.UP.FTS.B, 16%, 12/19/26 ..... 3,218 3,160
L2196775.UP.FTS.B, 22.04%, 12/19/26 ... 341 335
L2203118.UP.FTS.B, 8.78%, 12/20/26 .... 2,192 1,565
L2195912.UP.FTS.B, 25.21%, 12/22/26 ... 3,148 2,304
L2196637.UP.FTS.B, 24.42%, 12/28/26 ... 5,291 5,188
FW2197646.UP.FTS.B, 16.34%, 1/01/27 .. 2,680 2,632
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 9,624 9,352
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 7,560 7,347
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 6,550 6,373
FW2411884.UP.FTS.B, 6.2%, 1/11/27 .... 5,068 4,949
L2411160.UP.FTS.B, 7.26%, 1/11/27 ..... 4,270 4,151
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 1,558 1,519
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 1,976 1,930
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 575 561
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 1,253 1,224
FW2410081.UP.FTS.B, 8.78%, 1/11/27 ... 5,919 1,588
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 1,458 1,425
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 1,915 1,872
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 2,929 1,568
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 891 871
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 657 642
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 6,613 6,485
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 2,503 2,454
L2405206.UP.FTS.B, 12.1%, 1/11/27 ..... 7,489 7,343
b
L2370107.UP.FTS.B, 12.85%, 1/11/27 .... 1,899 104
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... 2,050 2,011
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 1,460 1,433
FW2412293.UP.FTS.B, 13.57%, 1/11/27 .. 1,347 1,323
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 3,427 3,362
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 1,902 1,866
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 1,728 1,696
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... $ 6,313 $ 6,193
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 1,283 1,266
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 834 820
L2408436.UP.FTS.B, 15.99%, 1/11/27 .... 13,243 13,074
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... 1,656 1,635
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 1,325 1,308
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 1,700 1,669
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 10,268 2,943
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 3,295 1,897
L2412808.UP.FTS.B, 17.54%, 1/11/27 .... 3,358 3,316
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 674 666
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 1,752 1,026
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 2,470 2,440
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 1,134 682
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 666 657
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 5,990 5,917
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... 4,192 4,107
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 1,750 1,719
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 3,607 3,536
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 1,414 1,387
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 1,272 1,248
b
L2413345.UP.FTS.B, 22.45%, 1/11/27 .... 2,706 94
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 1,748 1,715
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 1,679 1,647
L2413379.UP.FTS.B, 24.03%, 1/11/27 .... 7,401 7,261
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 3,147 3,090
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 1,869 1,835
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 1,534 1,506
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 2,342 2,299
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 1,345 1,320
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 1,887 1,852
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 601 512
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... 376 369
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 561 552
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 488 480
L2411173.UP.FTS.B, 25.49%, 1/11/27 .... 317 126
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 755 741
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 3,417 3,358
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 1,583 1,555
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. 1,942 1,908
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 1,654 1,625
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 634 623
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 1,585 1,559
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 1,782 1,752
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 1,593 1,566
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 1,696 1,667
b
FW2407748.UP.FTS.B, 30.43%, 1/11/27 .. 1,259 90
b
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. 2,055 327
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 6,034 5,934
FW2410401.UP.FTS.B, 30.79%, 1/11/27 .. 545 536
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 677 665
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 890 875
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 1,820 1,790
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 1,479 909
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 704 692
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 2,063 2,052
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 3,052 2,967

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... $ 421 $ 409
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 1,828 1,779
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 562 547
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... 3,399 3,303
L2417049.UP.FTS.B, 6.6%, 1/12/27 ..... 737 725
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 282 274
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 1,273 1,237
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... 2,128 2,078
FW2415988.UP.FTS.B, 7.29%, 1/12/27 ... 2,255 2,220
L2410292.UP.FTS.B, 7.3%, 1/12/27 ..... 1,111 1,085
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 14,255 13,925
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 12,123 11,853
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 3,980 3,891
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 715 695
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 6,465 6,287
L2417969.UP.FTS.B, 8.13%, 1/12/27 .... 2,138 2,089
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 3,522 3,442
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 9,271 9,057
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 1,777 1,742
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 9,614 5,318
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 11,032 10,790
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 554 542
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 4,489 4,387
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 2,100 2,059
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... 1,209 1,186
b
FW2419104.UP.FTS.B, 11.58%, 1/12/27 .. 3,301 241
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 1,228 1,205
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 10,202 10,012
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... 6,457 6,339
L2419563.UP.FTS.B, 14.64%, 1/12/27 .... 9,348 9,179
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 6,514 6,435
b
L2416354.UP.FTS.B, 15.71%, 1/12/27 .... 2,092 150
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 2,642 2,610
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 305 301
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 5,039 2,895
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 1,471 1,454
FW2394068.UP.FTS.B, 18.18%, 1/12/27 .. 2,472 2,431
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 3,029 2,972
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 6,373 6,268
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 2,214 2,174
L2415799.UP.FTS.B, 22.22%, 1/12/27 .... 1,263 1,241
L2416737.UP.FTS.B, 23.4%, 1/12/27 .... 994 976
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 1,679 1,649
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 4,452 2,393
FW2414282.UP.FTS.B, 23.79%, 1/12/27 .. 734 721
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 3,990 3,921
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 601 591
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 506 497
L2417114.UP.FTS.B, 25.49%, 1/12/27 .... 775 219
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 1,083 1,064
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 3,671 3,609
b
L2413654.UP.FTS.B, 25.91%, 1/12/27 .... 2,769 196
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 7,020 6,901
FW2411493.UP.FTS.B, 28.18%, 1/12/27 .. 4,591 4,515
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 744 223
FW2418306.UP.FTS.B, 29.61%, 1/12/27 .. 3,073 910
FW2417562.UP.FTS.B, 30.84%, 1/12/27 .. 374 368
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. $ 847 $ 834
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. 889 876
FW2414984.UP.FTS.B, 31.12%, 1/12/27 .. 18 18
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 492 484
L2418737.UP.FTS.B, 5.93%, 1/16/27 .... 1,114 1,083
L2410494.UP.FTS.B, 17.56%, 1/16/27 .... 6,760 6,675
FW2415348.UP.FTS.B, 30.45%, 1/19/27 .. 8,188 8,052
L2412142.UP.FTS.B, 8.74%, 1/26/27 .... 5,318 5,190
L2415942.UP.FTS.B, 10.21%, 1/26/27 .... 4,507 4,405
L2417088.UP.FTS.B, 15.78%, 2/12/27 .... 2,706 2,674
L1708544.UP.FTS.B, 12.57%, 2/14/27 .... 1,189 1,165
FW1708581.UP.FTS.B, 23.53%, 2/14/27 .. 1,326 1,304
L1709217.UP.FTS.B, 25.78%, 2/14/27 .... 11,193 11,008
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 3,519 3,415
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 2,060 2,000
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 1,240 1,204
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 2,461 2,409
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 471 460
L2633022.UP.FTS.B, 9.86%, 2/15/27 .... 4,724 4,613
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 2,699 2,646
L2632232.UP.FTS.B, 11.83%, 2/15/27 .... 1,252 1,233
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 3,509 3,440
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 13,111 12,859
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 2,794 2,740
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 2,661 2,611
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 1,665 1,633
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 1,335 1,309
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 1,799 1,766
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 2,174 2,134
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 5,144 5,048
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 2,338 2,296
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 3,274 2,271
FW2634727.UP.FTS.B, 16.18%, 2/15/27 .. 2,299 2,272
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 13,966 13,804
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 1,946 1,913
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 4,250 4,202
FW1709115.UP.FTS.B, 20.14%, 2/15/27 .. 2,251 2,214
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 3,676 3,635
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 1,469 1,445
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 1,164 1,144
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 379 373
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... 1,929 1,894
FW2633249.UP.FTS.B, 23.49%, 2/15/27 .. 2,117 2,080
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 2,869 2,056
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 913 897
b
FW2635941.UP.FTS.B, 25.09%, 2/15/27 .. 2,262 164
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 9,291 9,136
L2636370.UP.FTS.B, 25.4%, 2/15/27 .... 1,187 1,167
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 1,383 1,360
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 435 428
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 5,230 5,144
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 1,591 1,565
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 5,975 5,877
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 2,519 2,478
FW2635628.UP.FTS.B, 26.36%, 2/15/27 .. 1,072 329
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 2,363 2,325
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 1,328 1,306

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. $ 2,879 $ 2,831
FW2634087.UP.FTS.B, 29.37%, 2/15/27 .. 581 572
FW2632506.UP.FTS.B, 29.8%, 2/15/27 ... 1,508 1,484
FW2636372.UP.FTS.B, 30.35%, 2/15/27 .. 2,654 188
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 1,044 749
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 2,046 2,014
FW2633314.UP.FTS.B, 31.08%, 2/15/27 .. 149 146
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 1,107 1,090
L2640422.UP.FTS.B, 7.19%, 2/16/27 .... 1,385 1,357
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 4,585 4,477
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 1,791 1,750
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 5,188 5,089
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 4,612 4,524
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 3,473 3,407
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 1,137 1,116
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 6,987 6,855
L2643133.UP.FTS.B, 12.13%, 2/16/27 .... 3,319 3,259
L2640589.UP.FTS.B, 12.31%, 2/16/27 .... 16,409 16,101
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 3,682 3,613
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 3,374 3,311
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 4,995 4,905
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 681 669
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 7,854 7,711
L2643245.UP.FTS.B, 15.83%, 2/16/27 .... 7,516 7,381
b
FW2637690.UP.FTS.B, 16.3%, 2/16/27 ... 2,647 389
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. 17,435 17,244
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 3,794 3,751
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 561 555
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 4,634 4,585
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 1,802 1,783
L2640102.UP.FTS.B, 19.59%, 2/16/27 .... 8,728 8,636
L2639587.UP.FTS.B, 20.1%, 2/16/27 .... 1,473 1,450
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. 4,027 3,958
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 5,779 4,020
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 1,492 1,467
L2641584.UP.FTS.B, 21.92%, 2/16/27 .... 21,061 14,663
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 8,666 8,522
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 4,432 4,364
L2639752.UP.FTS.B, 22.85%, 2/16/27 .... 19,128 18,839
FW2639691.UP.FTS.B, 23.69%, 2/16/27 .. 7,508 5,369
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 5,896 5,799
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 3,942 1,096
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... 786 774
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 595 586
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 483 475
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 614 604
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 3,061 3,013
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 3,478 3,426
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 4,064 4,004
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 4,530 3,215
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 420 414
FW2638255.UP.FTS.B, 31.12%, 2/16/27 .. 194 191
FW2642792.UP.FTS.B, 31.15%, 2/16/27 .. 495 489
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 595 586
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 1,108 1,093
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 3,820 3,752
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 588 578
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2645342.UP.FTS.B, 13.93%, 2/17/27 .... $ 9,921 $ 9,740
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 1,323 1,308
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 4,138 4,073
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 1,571 1,545
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 522 514
b
FW2645900.UP.FTS.B, 26.25%, 2/17/27 .. 1,038 75
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. 1,606 1,582
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 1,242 1,224
L2633374.UP.FTS.B, 7.21%, 2/18/27 .... 5,752 5,585
FW2639867.UP.FTS.B, 26.3%, 2/19/27 ... 826 813
FW2645832.UP.FTS.B, 18.88%, 2/21/27 .. 5,452 5,396
b
L2642691.UP.FTS.B, 8.69%, 2/23/27 .... 11,979 1,766
L2644708.UP.FTS.B, 25.19%, 2/25/27 .... 1,834 1,806
L2633588.UP.FTS.B, 6.56%, 2/28/27 .... 9,896 9,607
FW2636201.UP.FTS.B, 12.12%, 2/28/27 .. 2,304 2,260
FW2645675.UP.FTS.B, 15.8%, 2/28/27 ... 9,463 9,362
L2643974.UP.FTS.B, 25.5%, 2/28/27 .... 1,452 1,429
FW2644598.UP.FTS.B, 29.38%, 3/01/27 .. 4,769 4,698
L1874238.UP.FTS.B, 17.32%, 3/18/27 .... 1,881 1,847
L1873877.UP.FTS.B, 25.05%, 3/18/27 .... 2,043 1,464
FW1873866.UP.FTS.B, 28.25%, 3/18/27 .. 410 295
FW1874435.UP.FTS.B, 31.05%, 3/18/27 .. 830 819
FW1872975.UP.FTS.B, 32.03%, 3/18/27 .. 1,693 1,652
L1874548.UP.FTS.B, 26.04%, 3/26/27 .... 2,914 2,871
L1873528.UP.FTS.B, 25.71%, 3/28/27 .... 3,387 3,331
b
FW1874302.UP.FTS.B, 13.81%, 4/02/27 .. 26,379 3,735
L1947969.UP.FTS.B, 8.25%, 4/09/27 .... 1,013 516
L1991534.UP.FTS.B, 12.48%, 4/09/27 .... 2,109 2,069
L2004674.UP.FTS.B, 22.44%, 4/09/27 .... 4,667 4,559
L2006933.UP.FTS.B, 23.7%, 4/09/27 .... 2,554 2,506
L2006560.UP.FTS.B, 24.67%, 4/09/27 .... 3,554 3,486
L2004971.UP.FTS.B, 25.6%, 4/09/27 .... 4,084 3,996
FW2007255.UP.FTS.B, 28.65%, 4/09/27 .. 2,771 2,718
FW2009107.UP.FTS.B, 29.81%, 4/09/27 .. 1,654 1,622
FW2008461.UP.FTS.B, 31.23%, 4/09/27 .. 722 709
L2008701.UP.FTS.B, 10.48%, 4/16/27 .... 2,015 1,976
L2078117.UP.FTS.B, 17.47%, 4/19/27 .... 1,794 487
L2079526.UP.FTS.B, 17.98%, 4/19/27 .... 1,384 965
L2078541.UP.FTS.B, 18.53%, 4/19/27 .... 1,287 1,265
L2080091.UP.FTS.B, 20.35%, 4/19/27 .... 1,136 290
L2076557.UP.FTS.B, 21.86%, 4/19/27 .... 11,306 11,152
L2078089.UP.FTS.B, 22.76%, 4/19/27 .... 8,909 8,765
FW2078029.UP.FTS.B, 23.15%, 4/19/27 .. 1,701 1,675
FW2077484.UP.FTS.B, 23.29%, 4/19/27 .. 8,118 2,230
FW2076494.UP.FTS.B, 27.89%, 4/19/27 .. 2,379 2,350
b
FW2079921.UP.FTS.B, 29.67%, 4/19/27 .. 1,622 264
L2005313.UP.FTS.B, 17.04%, 4/20/27 .... 21,783 21,515
FW2009466.UP.FTS.B, 29.96%, 4/24/27 .. 1,009 706
L2196542.UP.FTS.B, 14.21%, 5/07/27 .... 3,986 1,978
FW2198673.UP.FTS.B, 15.71%, 5/07/27 .. 10,177 5,145
b
L2199844.UP.FTS.B, 16.94%, 5/07/27 .... 5,959 425
L2197174.UP.FTS.B, 17.08%, 5/07/27 .... 6,110 6,018
L2197670.UP.FTS.B, 22.54%, 5/07/27 .... 1,416 866
L2197891.UP.FTS.B, 23.8%, 5/07/27 .... 1,488 1,458
FW2198564.UP.FTS.B, 27.96%, 5/07/27 .. 2,281 2,236
FW2197220.UP.FTS.B, 29.81%, 5/07/27 .. 1,296 1,272

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2196279.UP.FTS.B, 31.01%, 5/07/27 .. $ 1,865 $ 482
L2203856.UP.FTS.B, 13.82%, 5/08/27 .... 12,560 12,268
L2205206.UP.FTS.B, 15.97%, 5/08/27 .... 13,305 13,129
L2205436.UP.FTS.B, 16.02%, 5/08/27 .... 13,386 6,956
L2201272.UP.FTS.B, 16.5%, 5/08/27 .... 1,971 1,928
L2205691.UP.FTS.B, 16.93%, 5/08/27 .... 11,932 864
L2203740.UP.FTS.B, 19.62%, 5/08/27 .... 1,004 983
FW2202220.UP.FTS.B, 20.45%, 5/08/27 .. 11,382 6,141
L2198053.UP.FTS.B, 20.47%, 5/08/27 .... 1,817 1,780
L2203340.UP.FTS.B, 21.11%, 5/08/27 .... 1,861 1,820
L2201398.UP.FTS.B, 22.49%, 5/08/27 .... 6,674 1,730
L2204624.UP.FTS.B, 23.54%, 5/08/27 .... 11,933 6,378
L2204118.UP.FTS.B, 23.56%, 5/08/27 .... 8,618 8,444
FW2202542.UP.FTS.B, 24.64%, 5/08/27 .. 2,674 2,626
FW2201944.UP.FTS.B, 25.52%, 5/08/27 .. 3,096 1,640
L2195192.UP.FTS.B, 17.22%, 5/15/27 .... 1,574 1,552
L2197038.UP.FTS.B, 12.26%, 5/16/27 .... 1,465 1,431
FW2198942.UP.FTS.B, 24.77%, 5/18/27 .. 8,983 6,167
L2194879.UP.FTS.B, 17.51%, 5/22/27 .... 8,124 5,412
FW2195399.UP.FTS.B, 29.81%, 5/22/27 .. 1,241 1,218
L2203741.UP.FTS.B, 7.33%, 5/23/27 .... 6,160 6,002
FW2199867.UP.FTS.B, 13.82%, 5/23/27 .. 7,380 7,223
L2203381.UP.FTS.B, 18.04%, 5/23/27 .... 3,951 3,899
L2204897.UP.FTS.B, 23.87%, 5/23/27 .... 13,723 13,557
FW2185665.UP.FTS.B, 20.17%, 6/08/27 .. 3,453 247
L2412468.UP.FTS.B, 7.67%, 6/11/27 ..... 18,697 8,783
L2412874.UP.FTS.B, 8.03%, 6/11/27 ..... 2,577 2,508
L2412901.UP.FTS.B, 8.44%, 6/11/27 ..... 5,519 5,374
L2408318.UP.FTS.B, 10.27%, 6/11/27 .... 1,665 1,627
L2413229.UP.FTS.B, 11.26%, 6/11/27 .... 7,723 7,548
L2410725.UP.FTS.B, 15.84%, 6/11/27 .... 8,136 7,957
FW2407472.UP.FTS.B, 18.08%, 6/11/27 .. 12,479 12,218
L2413373.UP.FTS.B, 23.72%, 6/11/27 .... 16,876 16,562
FW2409812.UP.FTS.B, 24.81%, 6/11/27 .. 1,602 1,572
FW2411228.UP.FTS.B, 26.37%, 6/11/27 .. 2,138 2,100
FW2413018.UP.FTS.B, 30.69%, 6/11/27 .. 426 419
b
L2417948.UP.FTS.B, 8.36%, 6/12/27 .... 478 33
L2415490.UP.FTS.B, 12.71%, 6/12/27 .... 6,318 6,178
L2415810.UP.FTS.B, 22.13%, 6/12/27 .... 2,135 2,094
L2418697.UP.FTS.B, 22.86%, 6/12/27 .... 2,091 2,052
L2417411.UP.FTS.B, 24%, 6/12/27 ...... 6,376 1,620
FW2414026.UP.FTS.B, 30.61%, 6/12/27 .. 587 577
b
FW2418950.UP.FTS.B, 30.94%, 6/12/27 .. 1,394 99
FW2418092.UP.FTS.B, 30.98%, 6/12/27 .. 762 750
b
FW2420156.UP.FTS.B, 31.98%, 6/12/27 .. 2,252 159
L2412701.UP.FTS.B, 25.09%, 6/15/27 .... 554 543
FW2411936.UP.FTS.B, 13.61%, 6/26/27 .. 3,114 3,044
FW1711888.UP.FTS.B, 15.29%, 7/14/27 .. 2,954 2,917
L1711759.UP.FTS.B, 15.35%, 7/14/27 .... 3,518 1,994
L2637476.UP.FTS.B, 21.48%, 7/15/27 .... 5,431 3,557
L2633167.UP.FTS.B, 24.54%, 7/15/27 .... 3,181 3,124
b
L2605748.UP.FTS.B, 25.45%, 7/15/27 .... 1,184 85
FW2634310.UP.FTS.B, 27.59%, 7/15/27 .. 4,447 4,379
FW2634423.UP.FTS.B, 28.99%, 7/15/27 .. 13,297 13,109
L2638227.UP.FTS.B, 10.2%, 7/16/27 .... 6,656 6,486
FW2637881.UP.FTS.B, 14.54%, 7/16/27 .. 2,512 2,456
L2631654.UP.FTS.B, 20.62%, 7/16/27 .... 10,466 10,259
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2639355.UP.FTS.B, 21.49%, 7/16/27 .... $ 1,857 $ 1,228
L2645113.UP.FTS.B, 10.21%, 7/17/27 .... 3,317 3,240
b
L2641861.UP.FTS.B, 16.53%, 7/17/27 .... 9,232 1,380
FW2645472.UP.FTS.B, 26.31%, 7/17/27 .. 8,610 8,469
FW2632915.UP.FTS.B, 24.46%, 7/20/27 .. 7,373 7,229
FW2644628.UP.FTS.B, 30.88%, 7/24/27 .. 895 884
L2642277.UP.FTS.B, 22.82%, 7/28/27 .... 3,329 3,270
L2407955.UP.FTS.B, 27%, 8/11/27 ...... 3,558 255
L2645397.UP.FTS.B, 26.19%, 8/19/27 .... 1,315 878
L2009631.UP.FTS.B, 16.91%, 9/09/27 .... 3,413 3,363
L2004813.UP.FTS.B, 23.68%, 9/09/27 .... 3,310 1,659
FW2007802.UP.FTS.B, 23.93%, 9/09/27 .. 17,403 16,991
L2004302.UP.FTS.B, 21.93%, 9/24/27 .... 1,622 1,585
FW2005949.UP.FTS.B, 25.57%, 9/24/27 .. 3,838 3,761
b
FW2199121.UP.FTS.B, 15.58%, 10/07/27 . 11,773 844
L2202159.UP.FTS.B, 13.54%, 10/08/27 ... 10,856 10,575
L2201626.UP.FTS.B, 25.65%, 10/08/27 ... 3,150 3,078
L2206615.UP.FTS.B, 25.87%, 10/08/27 ... 9,897 4,752
FW2202975.UP.FTS.B, 30.2%, 10/08/27 .. 2,468 1,191
L2200600.UP.FTS.B, 11.71%, 10/23/27 ... 2,144 1,373
L2413593.UP.FTS.B, 23.06%, 11/11/27 ... 5,038 4,930
FW2410499.UP.FTS.B, 31.67%, 11/11/27 . 918 902
FW2415964.UP.FTS.B, 31.16%, 11/12/27 . 654 643
FW2406392.UP.FTS.B, 23.41%, 12/11/27 . 3,965 287
L2644100.UP.FTS.B, 5.16%, 12/16/27 .... 1,596 1,554
FW2643411.UP.FTS.B, 29.58%, 12/16/27 . 3,358 3,314
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 1,635 1,608
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... 6,342 6,243
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 10,986 10,954
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 6,048 6,030
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... 2,935 2,895
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 8,885 8,810
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... 13,102 12,835
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 2,863 2,845
FW2414692.UP.FTS.B, 6.84%, 11/12/35 .. 40 39
FW2411155.UP.FTS.B, 7.59%, 11/26/35 .. 71 70
2,060,481
Total Marketplace Loans (Cost
$14,632,102 ) ......................
$7,671,511
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At October 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At October 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At October 31, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bund ................................. Short 21 $ 3,131,987 12/08/25 $ (8,249)
U.S. Treasury 10 Year Notes .................... Short 408 45,970,125 12/19/25 (45,184)
U.S. Treasury 10 Year Ultra Notes ................ Long 250 28,871,094 12/19/25 (144,105)
U.S. Treasury 2 Year Notes ..................... Short 1 208,242 12/31/25 249
U.S. Treasury 5 Year Notes ..................... Long 312 34,073,813 12/31/25 (66,240)
U.S. Treasury Long Bonds ..................... Long 1,349 158,254,562 12/19/25 4,129,464
U.S. Treasury Ultra Bonds ...................... Long 114 13,826,062 12/19/25 527,094
Total Futures Contracts ...................................................................... $4,393,029
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 850,000 986,515 12/01/25 $ — $ (5,264)
Euro ............. JPHQ Sell 4,160,000 4,859,499 12/01/25 57,136 —
Euro ............. JPHQ Sell 2,600,000 3,056,827 12/29/25 50,267 —
Euro ............. JPHQ Sell 485,000 566,309 4/30/26 2,051 —
Total Forward Exchange Contracts ................................................... $109,454 $(5,264)
Net unrealized appreciation (depreciation) ............................................ $104,190
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.44 . (5.00)% Quarterly 6/20/30 60,650,000 $ (4,911,958) $ (3,086,597) $ (1,825,361)
Total Centrally Cleared Swap Contracts ..................................... $(4,911,958) $(3,086,597) $(1,825,361)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Note 9 regarding other derivative information.
See Abbreviations on page 165.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Sell Protection
c,d
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 7,090,000 $ 75,095 $ (419,473) $ 494,568 BB+
Total OTC Swap Contracts .............................................. $75,095 $(419,473) $494,568
Total Credit Default Swap Contracts .................................... $(4,836,863) $ (3,506,070) $(1,330,793)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $44.86 $45.99 $39.15 $43.14 $56.25 $39.60
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.12) (0.16) (0.20) (0.12) (0.28) (0.26)
Net realized and unrealized gains (losses) 9.16 4.24 12.81 (2.19) (7.76) 20.03
Total from investment operations ........ 9.04 4.08 12.61 (2.31) (8.04) 19.77
Less distributions from:
Net realized gains ................. — (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of period .......... $53.90 $44.86 $45.99 $39.15 $43.14 $56.25
Total return
c
....................... 20.15% 7.85% 33.49% (4.98)% (16.57)% 50.64%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.89% 0.91% 0.95% 0.90% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.89%
e
0.89%
e
0.91%
e,f
0.94%
f
0.89%
f
0.91%
e,f
Net investment (loss) ................ (0.48)% (0.32)% (0.45)% (0.30)% (0.49)% (0.51)%
Supplemental data
Net assets , end of period (000’s) ........ $3,879,777 $3,383,277 $3,453,647 $2,765,017 $3,215,834 $4,203,693
Portfolio turnover rate ................ 19.48% 27.59% 27.49% 16.52%
g
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.51 $31.99 $28.86 $32.55 $43.87 $31.61
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.21) (0.36) (0.38) (0.30) (0.54) (0.50)
Net realized and unrealized gains (losses) 6.02 3.09 9.28 (1.71) (5.71) 15.88
Total from investment operations ........ 5.81 2.73 8.90 (2.01) (6.25) 15.38
Less distributions from:
Net realized gains ................. — (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of period .......... $35.32 $29.51 $31.99 $28.86 $32.55 $43.87
Total return
c
....................... 19.69% 7.03% 32.52% (5.69)% (17.20)% 49.47%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.64% 1.64% 1.66% 1.70% 1.65% 1.66%
Expenses net of waiver and payments by
affiliates .......................... 1.64%
e
1.64%
e
1.66%
e,f
1.69%
f
1.64%
f
1.66%
e,f
Net investment (loss) ................ (1.23)% (1.07)% (1.18)% (1.05)% (1.23)% (1.26)%
Supplemental data
Net assets , end of period (000’s) ........ $80,464 $75,994 $87,686 $119,070 $158,895 $278,804
Portfolio turnover rate ................ 19.48% 27.59% 27.49% 16.52%
g
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.28 $41.85 $36.13 $40.06 $52.69 $37.32
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.26) (0.29) (0.20) (0.39) (0.36)
Net realized and unrealized gains (losses) 8.22 3.90 11.78 (2.05) (7.17) 18.85
Total from investment operations ........ 8.05 3.64 11.49 (2.25) (7.56) 18.49
Less distributions from:
Net realized gains ................. — (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of period .......... $48.33 $40.28 $41.85 $36.13 $40.06 $52.69
Total return
c
....................... 19.99% 7.57% 33.18% (5.21)% (16.79)% 50.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.14% 1.16% 1.20% 1.15% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.14%
e
1.14%
e
1.16%
e,f
1.19%
f
1.14%
f
1.15%
e,f
Net investment (loss) ................ (0.73)% (0.57)% (0.70)% (0.55)% (0.73)% (0.75)%
Supplemental data
Net assets , end of period (000’s) ........ $27,758 $25,260 $28,933 $22,664 $27,009 $40,396
Portfolio turnover rate ................ 19.48% 27.59% 27.49% 16.52%
g
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $53.48 $53.82 $44.87 $48.98 $63.06 $43.97
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (—)
c
(0.05) 0.02 (0.10) (0.10)
Net realized and unrealized gains (losses) 10.94 4.87 14.77 (2.45) (8.91) 22.31
Total from investment operations ........ 10.89 4.87 14.72 (2.43) (9.01) 22.21
Less distributions from:
Net realized gains ................. — (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of period .......... $64.37 $53.48 $53.82 $44.87 $48.98 $63.06
Total return
d
....................... 20.36% 8.19% 33.94% (4.62)% (16.32)% 51.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.57% 0.58% 0.59% 0.57% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.57%
f
0.57%
f
0.58%
f,g
0.58%
g
0.57%
f,g
0.57%
f,g
Net investment income (loss) .......... (0.16)% (—)%
h
(0.11)% 0.05% (0.16)% (0.17)%
Supplemental data
Net assets , end of period (000’s) ........ $428,882 $371,773 $375,777 $449,119 $461,475 $563,918
Portfolio turnover rate ................ 19.48% 27.59% 27.49% 16.52%
i
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $52.06 $52.54 $43.96 $48.07 $62.01 $43.31
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.04) (0.10) (0.02) (0.15) (0.14)
Net realized and unrealized gains (losses) 10.64 4.77 14.45 (2.41) (8.72) 21.96
Total from investment operations ........ 10.57 4.73 14.35 (2.43) (8.87) 21.82
Less distributions from:
Net realized gains ................. — (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of period .......... $62.63 $52.06 $52.54 $43.96 $48.07 $62.01
Total return
c
....................... 20.30% 8.12% 33.80% (4.71)% (16.37)% 51.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.64% 0.66% 0.69% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.64%
e
0.64%
e
0.66%
e,f
0.68%
f
0.64%
f
0.66%
e,f
Net investment (loss) ................ (0.23)% (0.08)% (0.19)% (0.05)% (0.24)% (0.26)%
Supplemental data
Net assets , end of period (000’s) ........ $355,357 $304,150 $291,914 $325,234 $636,524 $643,449
Portfolio turnover rate ................ 19.48% 27.59% 27.49% 16.52%
g
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Growth Opportunities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 3.6%
a,b,c
Anduril Industries, Inc. , B ............................. United States 117,526 $ 6,666,157
a,b,c
Anduril Industries, Inc. , C ............................. United States 55 3,120
b
Axon Enterprise, Inc. ................................. United States 99,766 73,051,658
Curtiss-Wright Corp. ................................. United States 42,535 25,339,376
Howmet Aerospace, Inc. .............................. United States 183,253 37,740,955
a,b,c
Space Exploration Technologies Corp. , A .................. United States 142,857 30,285,684
173,086,950
Automobiles 2.4%
b
Tesla, Inc. ......................................... United States 248,428 113,422,288
Beverages 0.5%
Coca-Cola Co. (The) ................................. United States 354,777 24,444,135
Biotechnology 0.9%
b
Natera, Inc. ........................................ United States 216,932 43,154,283
Broadline Retail 5.4%
b
Amazon.com, Inc. ................................... United States 1,004,550 245,331,201
b
MercadoLibre, Inc. .................................. Brazil 4,890 11,380,301
256,711,502
Building Products 1.3%
Trane Technologies plc ............................... United States 139,912 62,771,519
Capital Markets 2.2%
Ares Management Corp. , A ............................ United States 233,160 34,673,223
b
Robinhood Markets, Inc. , A ............................ United States 243,955 35,807,715
S&P Global, Inc. .................................... United States 73,922 36,015,538
106,496,476
Chemicals 0.8%
Linde plc .......................................... United States 88,772 37,133,328
Commercial Services & Supplies 1.0%
a,b,c
Celonis SE ........................................ Germany 4,619 913,237
a,b,c
Celonis SE , D ...................................... Germany 25,571 5,055,725
a,b
Optoro, Inc. ........................................ United States 556,026 —
Republic Services, Inc. , A ............................. United States 209,953 43,720,613
49,689,575
Communications Equipment 1.1%
b
Arista Networks, Inc. ................................. United States 319,919 50,448,027
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 57,275 35,115,302
Consumer Staples Distribution & Retail 0.5%
Casey's General Stores, Inc. ........................... United States 42,711 21,918,858
Electrical Equipment 0.8%
GE Vernova, Inc. .................................... United States 63,348 37,067,449
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp. , A .................................. United States 766,808 106,847,027
Entertainment 4.7%
b
Netflix, Inc. ........................................ United States 94,491 105,722,200
b
ROBLOX Corp. , A ................................... United States 648,827 73,784,607
b
Spotify Technology SA ................................ United States 69,647 45,641,072
225,147,879

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 2.5%
Mastercard, Inc. , A .................................. United States 214,950 $ 118,650,251
Ground Transportation 1.0%
b
Uber Technologies, Inc. ............................... United States 468,070 45,168,755
Health Care Equipment & Supplies 2.2%
b
Boston Scientific Corp. ............................... United States 366,891 36,953,262
b
Dexcom, Inc. ....................................... United States 359,238 20,914,836
b
Intuitive Surgical, Inc. ................................ United States 84,683 45,244,433
103,112,531
Health Care Providers & Services 1.5%
McKesson Corp. .................................... United States 88,962 72,178,429
Hotels, Restaurants & Leisure 1.4%
b
DoorDash, Inc. , A ................................... United States 175,208 44,567,659
Wingstop, Inc. ...................................... United States 93,528 20,260,971
64,828,630
Interactive Media & Services 9.7%
Alphabet, Inc. , C .................................... United States 600,705 169,290,683
Meta Platforms, Inc. , A ............................... United States 415,513 269,397,854
b
Pinterest, Inc. , A .................................... United States 794,782 26,307,284
464,995,821
IT Services 1.6%
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 3,094 5,093,157
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 11,829 19,472,190
b
Shopify, Inc. , A ..................................... Canada 300,846 52,305,086
76,870,433
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 1,029,939 63,809,784
Life Sciences Tools & Services 0.6%
b
Repligen Corp. ..................................... United States 74,452 11,097,815
b
Tempus AI, Inc. , A ................................... United States 186,393 16,747,411
27,845,226
Machinery 0.8%
Parker-Hannifin Corp. ................................ United States 47,348 36,591,955
Personal Care Products 0.8%
b
BellRing Brands, Inc. ................................. United States 671,117 20,220,755
b
Oddity Tech Ltd. , A .................................. Israel 373,526 16,902,052
37,122,807
Pharmaceuticals 2.0%
Eli Lilly & Co. ...................................... United States 112,675 97,222,750
Professional Services 0.5%
Verisk Analytics, Inc. , A ............................... United States 98,714 21,594,675
Real Estate Management & Development 0.5%
b
CoStar Group, Inc. .................................. United States 344,830 23,727,752
Semiconductors & Semiconductor Equipment 20.6%
b
Advanced Micro Devices, Inc. .......................... United States 188,285 48,223,554
Analog Devices, Inc. ................................. United States 100,531 23,537,323
Broadcom, Inc. ..................................... United States 790,413 292,160,357
b
Lattice Semiconductor Corp. ........................... United States 437,397 31,912,485
Monolithic Power Systems, Inc. ......................... United States 54,601 54,874,005

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................................... United States 2,399,364 $ 485,847,216
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 160,443 48,201,891
984,756,831
Software 15.2%
a,b,c
Aestas Management Co. LLC .......................... United States 8,668 3,727,240
b
AppLovin Corp. , A ................................... United States 111,360 70,973,069
b
Autodesk, Inc. ...................................... United States 39,996 12,052,395
a,b,c
ClearMotion, Inc. .................................... United States 6,309,366 797,649
b
Crowdstrike Holdings, Inc. , A ........................... United States 108,236 58,773,230
b
Fair Isaac Corp. .................................... United States 18,911 31,383,372
a,b
Fortinet, Inc. ....................................... United States 810,440 —
b
HubSpot, Inc. ...................................... United States 49,907 24,550,252
Microsoft Corp. ..................................... United States 626,269 324,288,351
b
Navan, Inc. , A ...................................... United States 184,983 3,750,530
Oracle Corp. ....................................... United States 248,651 65,298,239
a,b,c
Plaid, Inc. , A ....................................... Japan 56,433 10,637,834
b
ServiceNow, Inc. .................................... United States 55,118 50,668,875
a,b,c
Stripe, Inc. , B ...................................... United States 260,482 9,769,738
b
Synopsys, Inc. ..................................... United States 53,327 24,200,859
b
Tyler Technologies, Inc. ............................... United States 70,055 33,364,394
724,236,027
Specialty Retail 1.1%
b
AutoZone, Inc. ..................................... United States 11,877 43,641,205
b
Carvana Co. , A ..................................... United States 34,622 10,613,028
54,254,233
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. ........................................ United States 919,424 248,584,667
Trading Companies & Distributors 0.4%
b,d
QXO, Inc. ......................................... United States 931,611 16,461,566
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc. ................................... United States 100,124 21,031,046
Total Common Stocks (Cost $ 2,081,251,690 ) ..................................
4,646,498,767
Convertible Preferred Stocks 1.7%
Aerospace & Defense 0.2%
a,b,c
Anduril Industries, Inc. , G ............................. United States 180,222 10,222,318
Automobile Components 0.2%
a,b,c
Flock Group, Inc. , B ................................. United States 750,387 11,133,779
a,b,c
Flock Group, Inc. , C ................................. United States 80,684 1,197,139
a,b,c
Flock Group, Inc. , F-1 ................................ United States 21,303 316,081
12,646,999
Software 1.3%
a,b,c
Databricks, Inc. , G .................................. United States 338,280 50,742,000
a,b,c
OneTrust LLC , C .................................... United States 517,056 10,097,861
60,839,861
Total Convertible Preferred Stocks (Cost $ 50,096,490 ) .........................
83,709,178

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Software 0.3%
a,b,c
Anthropic PBC , F-1 .................................. United States 49,656 $ 6,999,887
a,b,c
ClearMotion, Inc. , A-3 ................................ United States 417,667 65,717
a,b,c
ClearMotion, Inc. , A-4 ................................ United States 2,606,463 383,950
a,b,c
Tanium, Inc. , G ..................................... United States 805,800 5,515,226
12,964,780
Total Preferred Stocks (Cost $ 11,251,620 ) ....................................
12,964,780
Escrows and Litigation Trusts 0.0%
a,b
Wheels Up Experience, Inc., Escrow Account .............. United States 10,278 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,142,599,800 ) ...........................
4,743,172,725
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 30,114,946 30,114,946
Total Money Market Funds (Cost $ 30,114,946 ) ................................
30,114,946
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 8,258,125 8,258,125
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 8,258,125 ) ..........................................................
8,258,125
Total Short Term Investments (Cost $ 38,373,071 ) ..............................
38,373,071
a
Total Investments (Cost $ 2,180,972,871 ) 100.2% ..............................
$4,781,545,796
Other Assets, less Liabilities (0.2) % .........................................
(9,306,629)
Net Assets 100.0% .........................................................
$4,772,239,167
a a a
See Abbreviations on page 165 .
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at October 31, 2025. See Note 1(e).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.15 $30.98 $28.10 $27.01 $20.02 $13.60
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.52 0.55 0.68 0.50 0.28
Net realized and unrealized gains (losses) 5.90 (2.67) 2.90 1.09 6.77 6.54
Total from investment operations ........ 6.14 (2.15) 3.45 1.77 7.27 6.82
Less distributions from:
Net investment income .............. — (0.68) (0.57) (0.68) (0.28) (0.40)
Net asset value, end of period .......... $34.29 $28.15 $30.98 $28.10 $27.01 $20.02
Total return
c
....................... 21.81% (6.87)% 12.41% 6.56% 36.63% 50.55%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.00% 1.02% 0.97% 1.10% 1.24%
Expenses net of waiver and payments by
affiliates .......................... 1.01% 0.99% 1.01%
e
0.96%
e
1.10%
f
1.24%
e,f
Net investment income ............... 1.53% 1.72% 1.90% 2.45% 2.17% 1.71%
Supplemental data
Net assets, end of period (000’s) ........ $264,071 $221,768 $272,081 $301,153 $289,403 $176,127
Portfolio turnover rate ................ 9.25% 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.48 $30.12 $27.43 $26.45 $19.58 $13.25
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.29 0.33 0.46 0.32 0.15
Net realized and unrealized gains (losses) 5.75 (2.58) 2.82 1.06 6.63 6.38
Total from investment operations ........ 5.87 (2.29) 3.15 1.52 6.95 6.53
Less distributions from:
Net investment income .............. — (0.35) (0.46) (0.54) (0.08) (0.20)
Net asset value, end of period .......... $33.35 $27.48 $30.12 $27.43 $26.45 $19.58
Total return
c
....................... 21.36% (7.58)% 11.60% 5.75% 35.59% 49.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.77% 1.75% 1.77% 1.72% 1.86% 1.99%
Expenses net of waiver and payments by
affiliates .......................... 1.76% 1.74% 1.76%
e
1.71%
e
1.86%
f
1.99%
e,f
Net investment income ............... 0.79% 0.99% 1.16% 1.72% 1.41% 0.93%
Supplemental data
Net assets, end of period (000’s) ........ $14,514 $13,076 $17,371 $25,090 $30,427 $27,753
Portfolio turnover rate ................ 9.25% 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.67 $33.71 $30.45 $29.17 $21.58 $14.63
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.69 0.73 0.79 0.64 0.39
Net realized and unrealized gains (losses) 6.44 (2.91) 3.15 1.24 7.31 7.05
Total from investment operations ........ 6.77 (2.22) 3.88 2.03 7.95 7.44
Less distributions from:
Net investment income .............. — (0.82) (0.62) (0.75) (0.36) (0.49)
Net asset value, end of period .......... $37.44 $30.67 $33.71 $30.45 $29.17 $21.58
Total return
c
....................... 22.07% (6.56)% 12.90% 6.99% 37.24% 51.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.68% 0.67% 0.67% 0.65% 0.80% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.62% 0.61%
e
0.56%
e
0.65% 0.72%
e
Net investment income ............... 1.87% 2.09% 2.34% 2.65% 2.53% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $10,599 $6,894 $7,995 $12,387 $4,943 $1,722
Portfolio turnover rate ................ 9.25% 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.43 $33.43 $30.23 $28.97 $21.44 $14.54
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.65 0.67 0.80 0.60 0.33
Net realized and unrealized gains (losses) 6.38 (2.89) 3.13 1.18 7.24 7.01
Total from investment operations ........ 6.69 (2.24) 3.80 1.98 7.84 7.34
Less distributions from:
Net investment income .............. — (0.76) (0.60) (0.72) (0.31) (0.44)
Net asset value, end of period .......... $37.12 $30.43 $33.43 $30.23 $28.97 $21.44
Total return
c
....................... 21.98% (6.68)% 12.72% 6.86% 36.93% 50.95%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.75% 0.77% 0.72% 0.85% 1.00%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.74% 0.76%
e
0.71%
e
0.85%
f
1.00%
e,f
Net investment income ............... 1.76% 1.97% 2.15% 2.71% 2.39% 1.93%
Supplemental data
Net assets, end of period (000’s) ........ $67,342 $52,147 $76,028 $82,840 $87,707 $39,562
Portfolio turnover rate ................ 9.25% 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 97.6%
Agricultural Products & Services 0.7%
Bunge Global SA ..................................... United States 25,600 $ 2,421,760
Coal & Consumable Fuels 0.7%
Cameco Corp. ....................................... Canada 25,900 2,647,239
Construction & Engineering 0.5%
a
Cadeler A/S , ADR ..................................... Denmark 90,424 1,675,557
a
Construction Materials 2.0%
Martin Marietta Materials, Inc. ............................ United States 11,500 7,050,650
Copper 7.4%
Antofagasta plc ....................................... Chile 129,600 4,756,628
a
Capstone Copper Corp. ................................ Canada 495,300 4,421,344
a
ERO Copper Corp. .................................... Brazil 219,200 4,680,788
Freeport-McMoRan, Inc. ................................ United States 166,200 6,930,540
Lundin Mining Corp. ................................... Chile 376,700 6,059,215
26,848,515
Diversified Chemicals 0.2%
Huntsman Corp. ...................................... United States 64,100 530,748
Diversified Metals & Mining 12.0%
a
Aclara Resources, Inc. ................................. United Kingdom 321,000 727,803
a,b
Aclara Resources, Inc. , 144A ............................ United Kingdom 510,754 1,158,032
Anglo American plc .................................... South Africa 51,516 1,948,987
c
BHP Group Ltd. , ADR .................................. Australia 190,000 10,839,500
a
Brazilian Rare Earths Ltd. ............................... Australia 581,286 2,175,519
Glencore plc ......................................... Australia 313,300 1,500,885
Hudbay Minerals, Inc. .................................. Canada 167,500 2,684,681
a
IperionX Ltd. ......................................... Australia 618,700 2,747,134
a
Ivanhoe Electric, Inc. ................................... United States 56,101 829,734
a
Ivanhoe Mines Ltd. , A .................................. Congo 180,700 1,807,580
a
Lindian Resources Ltd. ................................. Australia 5,933,452 1,261,734
a
MP Materials Corp. .................................... United States 37,400 2,359,566
Rio Tinto plc , ADR ..................................... Australia 77,900 5,588,546
South32 Ltd. ......................................... Australia 685,800 1,418,295
Teck Resources Ltd. , B ................................. Canada 133,200 5,716,944
42,764,940
Electrical Components & Equipment 0.6%
a
T1 Energy, Inc. ....................................... Norway 572,300 2,128,956
a
Electronic Equipment & Instruments 0.3%
Badger Meter, Inc. ..................................... United States 7,000 1,263,150
Fertilizers & Agricultural Chemicals 3.5%
Corteva, Inc. ......................................... United States 114,300 7,022,592
Nutrien Ltd. .......................................... Canada 98,500 5,363,325
12,385,917
Gold 13.4%
Agnico Eagle Mines Ltd. ................................ Canada 57,900 9,312,382
Alamos Gold, Inc. , A ................................... Canada 192,900 5,947,022
B2Gold Corp. ........................................ Canada 283,200 1,239,776
Barrick Mining Corp. ................................... Canada 358,500 11,758,800
a,c
Equinox Gold Corp. .................................... Canada 414,700 4,549,259
Newmont Corp. ....................................... United States 181,400 14,687,958
47,495,197

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Heavy Electrical Equipment 0.6%
GE Vernova, Inc. ...................................... United States 4,000 $ 2,340,560
Industrial Gases 3.6%
Air Products and Chemicals, Inc. .......................... United States 26,700 6,477,153
Linde plc ............................................ United States 15,700 6,567,310
13,044,463
Industrial Machinery & Supplies & Components 0.8%
Xylem, Inc. .......................................... United States 18,500 2,790,725
Integrated Oil & Gas 13.7%
Chevron Corp. ....................................... United States 83,340 13,144,385
Exxon Mobil Corp. ..................................... United States 143,106 16,365,602
Occidental Petroleum Corp. ............................. United States 78,400 3,230,080
Shell plc , ADR ........................................ United States 90,900 6,810,228
Suncor Energy, Inc. .................................... Canada 129,300 5,148,768
c
TotalEnergies SE , ADR ................................. France 63,100 3,927,344
48,626,407
Metal, Glass & Plastic Containers 1.0%
Ball Corp. ........................................... United States 36,600 1,720,200
Crown Holdings, Inc. ................................... United States 19,300 1,875,574
3,595,774
Oil & Gas Drilling 0.3%
a
Precision Drilling Corp. ................................. Canada 17,200 1,030,452
a
Oil & Gas Equipment & Services 6.9%
Baker Hughes Co. , A ................................... United States 60,100 2,909,441
Cactus, Inc. , A ........................................ United States 37,000 1,634,290
Halliburton Co. ....................................... United States 75,300 2,021,052
Liberty Energy, Inc. , A .................................. United States 149,400 2,705,634
a
Oceaneering International, Inc. ........................... United States 38,600 898,994
Ranger Energy Services, Inc. , A .......................... United States 68,800 945,312
Select Water Solutions, Inc. , A ............................ United States 79,400 917,864
SLB Ltd. ............................................ United States 135,500 4,886,130
Solaris Energy Infrastructure, Inc. , A ....................... United States 25,400 1,352,042
Technip Energies NV ................................... France 39,199 1,592,815
TechnipFMC plc ...................................... United Kingdom 92,600 3,829,010
Trican Well Service Ltd. ................................. Canada 249,600 934,298
24,626,882
Oil & Gas Exploration & Production 14.9%
Aker BP ASA ......................................... Norway 91,900 2,381,766
Canadian Natural Resources Ltd. ......................... Canada 204,200 6,532,711
ConocoPhillips ....................................... United States 150,800 13,400,088
Coterra Energy, Inc. ................................... United States 375,300 8,879,598
EOG Resources, Inc. .................................. United States 54,900 5,810,616
EQT Corp. .......................................... United States 80,500 4,313,190
a
Infinity Natural Resources, Inc. , A ......................... United States 204,900 2,352,252
Matador Resources Co. ................................ United States 59,700 2,355,762
Ovintiv, Inc. .......................................... United States 60,800 2,280,608
Permian Resources Corp. , A ............................. United States 146,500 1,840,040
a
Tamboran Resources Corp. .............................. Australia 45,074 1,116,934
Tourmaline Oil Corp. ................................... Canada 41,600 1,829,741
53,093,306

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Refining & Marketing 4.4%
Marathon Petroleum Corp. .............................. United States 23,600 $ 4,599,876
Phillips 66 ........................................... United States 46,300 6,303,282
Valero Energy Corp. ................................... United States 26,600 4,510,296
15,413,454
Oil & Gas Storage & Transportation 7.1%
Cheniere Energy, Inc. .................................. United States 16,300 3,455,600
Enbridge, Inc. ........................................ Canada 64,300 2,997,666
Kinder Morgan, Inc. .................................... United States 164,000 4,295,160
a
New Fortress Energy, Inc. ............................... United States 91,300 117,777
Targa Resources Corp. ................................. United States 33,200 5,114,128
TC Energy Corp. ...................................... Canada 104,300 5,231,688
Williams Cos., Inc. (The) ................................ United States 75,900 4,392,333
25,604,352
Paper & Plastic Packaging Products & Materials 0.5%
Packaging Corp. of America ............................. United States 8,400 1,644,384
Precious Metals & Minerals 0.1%
Valterra Platinum Ltd. .................................. South Africa 5,648 345,020
Specialty Chemicals 1.1%
Albemarle Corp. ...................................... United States 22,200 2,180,706
Neo Performance Materials, Inc. .......................... Canada 45,400 626,028
b
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 1,172,080
3,978,814
Steel 1.3%
Reliance, Inc. ........................................ United States 7,300 2,061,739
Vale SA , ADR , B ...................................... Brazil 199,400 2,410,746
4,472,485
Total Common Stocks (Cost $ 203,200,422 ) .....................................
347,819,707
a
Convertible Preferred Stocks 0.9%
Environmental & Facilities Services 0.5%
a,d,e
Redwood Materials, Inc. , E .............................. United States 39,802 1,899,983
a
Specialty Chemicals 0.4%
Albemarle Corp. , 7.25% ................................ United States 30,800 1,362,284
Total Convertible Preferred Stocks (Cost $ 3,439,983 ) ............................
3,262,267
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 347,618
Total Warrants (Cost $ 88,605 ) .................................................
347,618
Principal
Amount
*
Convertible Bonds 0.7%
Gold 0.4%
b
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ............. Canada 933,000 1,453,847

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds
(continued)
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 ....... United States 1,200,000 $ 1,200,000
Total Convertible Bonds (Cost $ 2,133,000 ) .....................................
2,653,847
Total Long Term Investments (Cost $ 208,862,010 ) ...............................
354,083,439
a
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
f,g
Franklin Institutional U.S. Government Money Market Fund , 4.038 % United States 2,522,626 2,522,626
Total Money Market Funds (Cost $ 2,522,626 ) ...................................
2,522,626
h
Investments from Cash Collateral Received for
Loaned Securities 3.3%
Money Market Funds 3.3%
f,g
Franklin Institutional U.S. Government Money Market Fund , 4.038 % United States 11,629,425 11,629,425
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 11,629,425 ) ................................................................
11,629,425
Total Short Term Investments (Cost $ 14,152,051 ) ................................
14,152,051
a
Total Investments (Cost $ 223,014,061 ) 103.3% ..................................
$368,235,490
Other Assets, less Liabilities (3.3) % ...........................................
(11,708,705)
Net Assets 100.0% ...........................................................
$356,526,785
See Abbreviations on page 165 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $3,783,959, representing 1.1% of net assets.
c
A portion or all of the security is on loan at October 31, 2025. See Note 1(e).
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.25 $20.93 $17.19 $17.78 $30.08 $18.85
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.07) (0.14) (0.09) (0.09) (0.14) (0.18)
Net realized and unrealized gains (losses) 3.46 (0.54) 3.83 (0.40) (7.89) 14.24
Total from investment operations ........ 3.39 (0.68) 3.74 (0.49) (8.03) 14.06
Less distributions from:
Net realized gains ................. — — — (0.10) (4.27) (2.83)
Net asset value, end of period .......... $23.64 $20.25 $20.93 $17.19 $17.78 $30.08
Total return
c
....................... 16.74% (3.25)% 21.76% (2.73)% (29.53)% 76.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.04% 1.08% 1.11% 1.03% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 1.04%
e
1.07%
f
1.10%
f
1.03%
e,f
1.02%
f
Net investment (loss) ................ (0.61)% (0.64)% (0.48)% (0.54)% (0.54)% (0.69)%
Supplemental data
Net assets, end of period (000’s) ........ $854,358 $778,491 $881,445 $763,871 $860,536 $1,244,591
Portfolio turnover rate ................ 17.47% 16.31%
g
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.75 $14.32 $11.84 $12.37 $22.57 $14.69
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.10) (0.21) (0.16) (0.15) (0.25) (0.29)
Net realized and unrealized gains (losses) 2.35 (0.36) 2.64 (0.28) (5.68) 11.00
Total from investment operations ........ 2.25 (0.57) 2.48 (0.43) (5.93) 10.71
Less distributions from:
Net realized gains ................. — — — (0.10) (4.27) (2.83)
Net asset value, end of period .......... $16.00 $13.75 $14.32 $11.84 $12.37 $22.57
Total return
c
....................... 16.36% (3.98)% 20.95% (3.44)% (30.07)% 75.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.79% 1.83% 1.86% 1.78% 1.78%
Expenses net of waiver and payments by
affiliates .......................... 1.82% 1.79%
e
1.82%
f
1.84%
f
1.78%
e,f
1.77%
f
Net investment (loss) ................ (1.36)% (1.39)% (1.23)% (1.28)% (1.31)% (1.43)%
Supplemental data
Net assets, end of period (000’s) ........ $18,788 $19,333 $22,351 $20,551 $32,755 $86,394
Portfolio turnover rate ................ 17.47% 16.31%
g
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.18 $18.85 $15.52 $16.10 $27.76 $17.58
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.18) (0.12) (0.12) (0.19) (0.23)
Net realized and unrealized gains (losses) 3.11 (0.49) 3.45 (0.36) (7.20) 13.24
Total from investment operations ........ 3.02 (0.67) 3.33 (0.48) (7.39) 13.01
Less distributions from:
Net realized gains ................. — — — (0.10) (4.27) (2.83)
Net asset value, end of period .......... $21.20 $18.18 $18.85 $15.52 $16.10 $27.76
Total return
c
....................... 16.55% (3.50)% 21.46% (2.95)% (29.71)% 75.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.29% 1.33% 1.36% 1.28% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.32% 1.29%
e
1.32%
f
1.35%
f
1.28%
e,f
1.27%
f
Net investment (loss) ................ (0.86)% (0.89)% (0.73)% (0.79)% (0.79)% (0.93)%
Supplemental data
Net assets, end of period (000’s) ........ $45,123 $40,535 $39,963 $39,777 $50,324 $79,314
Portfolio turnover rate ................ 17.47% 16.31%
g
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.92 $24.63 $20.15 $20.73 $34.14 $21.07
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.07) (0.02) (0.02) (0.04) (0.09)
Net realized and unrealized gains (losses) 4.09 (0.64) 4.50 (0.46) (9.10) 15.99
Total from investment operations ........ 4.06 (0.71) 4.48 (0.48) (9.14) 15.90
Less distributions from:
Net realized gains ................. — — — (0.10) (4.27) (2.83)
Net asset value, end of period .......... $27.98 $23.92 $24.63 $20.15 $20.73 $34.14
Total return
c
....................... 16.97% (2.88)% 22.23% (2.29)% (29.26)% 77.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.67% 0.68% 0.65% 0.65%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.65%
e
0.66%
f
0.66%
f
0.64%
f
0.64%
f
Net investment (loss) ................ (0.20)% (0.25)% (0.07)% (0.10)% (0.15)% (0.31)%
Supplemental data
Net assets, end of period (000’s) ........ $1,181,301 $1,113,133 $1,458,516 $1,345,064 $1,529,170 $2,149,795
Portfolio turnover rate ................ 17.47% 16.31%
g
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.19 $23.91 $19.59 $20.19 $33.43 $20.70
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.10) (0.05) (0.05) (0.08) (0.13)
Net realized and unrealized gains (losses) 3.97 (0.62) 4.37 (0.45) (8.89) 15.69
Total from investment operations ........ 3.92 (0.72) 4.32 (0.50) (8.97) 15.56
Less distributions from:
Net realized gains ................. — — — (0.10) (4.27) (2.83)
Net asset value, end of period .......... $27.11 $23.19 $23.91 $19.59 $20.19 $33.43
Total return
c
....................... 16.90% (3.05)% 22.10% (2.50)% (29.34)% 76.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.79% 0.83% 0.86% 0.78% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.82% 0.79%
e
0.82%
f
0.85%
f
0.77%
f
0.77%
f
Net investment (loss) ................ (0.36)% (0.38)% (0.23)% (0.29)% (0.29)% (0.44)%
Supplemental data
Net assets, end of period (000’s) ........ $349,085 $326,857 $390,099 $341,973 $433,191 $739,985
Portfolio turnover rate ................ 17.47% 16.31%
g
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 8.0%
a
AAR Corp. ........................................ United States 732,146 $ 61,654,015
BWX Technologies, Inc. .............................. United States 439,813 93,948,455
a
Karman Holdings, Inc. ................................ United States 27,472 2,314,241
a
Kratos Defense & Security Solutions, Inc. ................. United States 419,501 38,006,790
195,923,501
Banks 1.4%
FB Financial Corp. .................................. United States 233,541 12,613,550
Western Alliance Bancorp ............................. United States 284,338 21,993,544
34,607,094
Biotechnology 9.4%
a
Apogee Therapeutics, Inc. ............................. United States 284,358 16,091,819
a
Ascendis Pharma A/S , ADR ........................... Denmark 89,283 17,999,453
a,b
Bicara Therapeutics, Inc. .............................. United States 274,696 4,463,810
a
Bridgebio Pharma, Inc. ............................... United States 313,040 19,608,826
a
Centessa Pharmaceuticals plc , ADR ..................... United States 607,627 15,129,912
a
CG oncology, Inc. ................................... United States 256,230 11,087,072
a
Cytokinetics, Inc. .................................... United States 220,264 14,006,588
a
Day One Biopharmaceuticals, Inc. ....................... United States 681,455 5,070,025
a
Dyne Therapeutics, Inc. .............................. United States 483,866 10,925,694
a
Insmed, Inc. ....................................... United States 126,294 23,945,343
a
Janux Therapeutics, Inc. .............................. United States 258,417 7,419,152
a
Newamsterdam Pharma Co. NV ........................ Netherlands 139,187 5,282,147
a
Olema Pharmaceuticals, Inc. ........................... United States 893,200 8,012,004
a
Revolution Medicines, Inc. ............................. United States 275,473 16,208,831
a
Soleno Therapeutics, Inc. ............................. United States 173,524 11,653,872
a
Syndax Pharmaceuticals, Inc. .......................... United States 697,482 9,555,503
a
Twist Bioscience Corp. ............................... United States 178,868 5,882,969
a
uniQure NV ........................................ Netherlands 418,486 28,327,317
230,670,337
Building Products 2.3%
b
AAON, Inc. ........................................ United States 468,511 46,096,797
a
Trex Co., Inc. ...................................... United States 234,425 11,327,416
57,424,213
Capital Markets 3.8%
Evercore, Inc. , A .................................... United States 123,345 36,332,503
Houlihan Lokey, Inc. , A ............................... United States 222,320 39,813,066
a,b
Miami International Holdings, Inc. ....................... United States 377,321 16,488,928
92,634,497
Commercial Services & Supplies 0.0%
a,c
Optoro, Inc. ........................................ United States 554,878 —
Communications Equipment 1.6%
a
Lumentum Holdings, Inc. .............................. United States 190,979 38,493,727
Construction & Engineering 4.7%
Arcosa, Inc. ....................................... United States 667,789 68,114,478
Granite Construction, Inc. ............................. United States 459,457 47,282,720
115,397,198
Construction Materials 0.3%
b
Titan America SA ................................... Belgium 407,602 6,016,206

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail 0.8%
a
Performance Food Group Co. .......................... United States 213,548 $ 20,658,634
Diversified Consumer Services 0.1%
a,b
Nerdy, Inc. ........................................ United States 3,165,586 3,133,614
Electronic Equipment, Instruments & Components 3.0%
Badger Meter, Inc. ................................... United States 98,320 17,741,844
a
Mirion Technologies, Inc. , A ............................ United States 395,540 11,617,010
Vontier Corp. ....................................... United States 1,153,015 44,391,077
73,749,931
Energy Equipment & Services 1.9%
Cactus, Inc. , A ...................................... United States 295,669 13,059,700
Liberty Energy, Inc. , A ................................ United States 1,787,433 32,370,411
45,430,111
Financial Services 2.1%
a
Flywire Corp. ...................................... United States 1,197,181 15,946,451
a
Paymentus Holdings, Inc. , A ........................... United States 1,210,594 34,622,988
50,569,439
Food Products 1.5%
a
Freshpet, Inc. ...................................... United States 426,954 21,010,406
a
Simply Good Foods Co. (The) .......................... United States 820,380 16,054,837
37,065,243
Health Care Equipment & Supplies 3.1%
a
Ceribell, Inc. ....................................... United States 448,028 5,107,519
a
Haemonetics Corp. .................................. United States 523,718 26,191,137
a
Inspire Medical Systems, Inc. .......................... United States 192,444 13,871,363
a
Integer Holdings Corp. ............................... United States 428,049 27,639,124
a
Kestra Medical Technologies Ltd. ....................... United States 108,299 2,965,227
75,774,370
Health Care Providers & Services 5.0%
Ensign Group, Inc. (The) .............................. United States 94,130 16,952,813
a
GeneDx Holdings Corp. , A ............................. United States 140,122 19,184,103
a
Guardant Health, Inc. ................................ United States 292,086 27,169,840
a
HealthEquity, Inc. ................................... United States 305,912 28,933,157
a
Privia Health Group, Inc. .............................. United States 1,204,344 29,265,559
121,505,472
Health Care Technology 1.2%
a
Phreesia, Inc. ...................................... United States 1,270,806 28,771,048
Hotel & Resort REITs 0.4%
Pebblebrook Hotel Trust .............................. United States 905,327 9,469,720
Hotels, Restaurants & Leisure 4.5%
a
Cava Group, Inc. .................................... United States 305,660 16,423,112
a,b
Portillo's, Inc. , A .................................... United States 1,134,884 6,071,629
Red Rock Resorts, Inc. , A ............................. United States 595,912 31,768,069
Texas Roadhouse, Inc. , A ............................. United States 188,145 30,776,759
Wingstop, Inc. ...................................... United States 115,140 24,942,778
109,982,347
Household Durables 1.8%
a
M/I Homes, Inc. ..................................... United States 189,448 23,716,995

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
a
Tri Pointe Homes, Inc. ................................ United States 670,468 $ 21,354,406
45,071,401
Interactive Media & Services 0.4%
a
ZoomInfo Technologies, Inc. , A ......................... United States 822,263 9,225,791
Life Sciences Tools & Services 1.0%
a
Repligen Corp. ..................................... United States 159,948 23,841,849
Machinery 2.0%
a,b
Alliance Laundry Holdings, Inc. ......................... United States 316,376 8,383,964
a
RBC Bearings, Inc. .................................. United States 93,064 39,880,716
48,264,680
Media 1.8%
New York Times Co. (The) , A ........................... United States 780,994 44,508,848
Oil, Gas & Consumable Fuels 1.3%
a
Infinity Natural Resources, Inc. , A ....................... United States 756,805 8,688,121
Matador Resources Co. .............................. United States 567,660 22,399,864
31,087,985
Passenger Airlines 2.1%
a
Alaska Air Group, Inc. ................................ United States 553,921 23,115,123
a
Allegiant Travel Co. .................................. United States 448,122 27,864,226
50,979,349
Personal Care Products 1.3%
a
BellRing Brands, Inc. ................................. United States 894,607 26,954,509
a
Oddity Tech Ltd. , A .................................. Israel 126,152 5,708,378
32,662,887
Pharmaceuticals 1.5%
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,336,660 17,496,879
a,b
LENZ Therapeutics, Inc. .............................. United States 206,641 6,141,371
a,b
MBX Biosciences, Inc. ............................... United States 348,601 7,655,278
a
Structure Therapeutics, Inc. , ADR ....................... United States 192,017 6,398,006
37,691,534
Professional Services 0.9%
a
Legalzoom.com, Inc. ................................. United States 2,305,775 22,988,577
Semiconductors & Semiconductor Equipment 8.6%
a
Credo Technology Group Holding Ltd. .................... United States 243,228 45,634,437
a
Lattice Semiconductor Corp. ........................... United States 739,278 53,937,723
a
Onto Innovation, Inc. ................................. United States 347,858 46,946,916
a
Silicon Laboratories, Inc. .............................. United States 141,818 18,589,504
a
SiTime Corp. ....................................... United States 159,619 46,232,047
211,340,627
Software 14.8%
a,b
Alkami Technology, Inc. ............................... United States 658,225 13,355,385
a
AvePoint, Inc. ...................................... United States 1,121,738 15,782,854
a,c,d
ClearMotion, Inc. .................................... United States 3,698,772 467,610
a
Confluent, Inc. , A .................................... United States 1,217,352 28,449,516
a
Freshworks, Inc. , A .................................. United States 2,220,622 24,648,904
a
Gitlab, Inc. , A ...................................... United States 818,596 39,906,555
a
Intapp, Inc. ........................................ United States 544,565 20,900,405
a
JFrog Ltd. ......................................... United States 452,643 21,491,490

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Klaviyo, Inc. , A ..................................... United States 673,756 $ 17,517,656
a
LiveRamp Holdings, Inc. .............................. United States 925,805 25,311,509
a
Monday.com Ltd. .................................... United States 69,788 14,323,289
a
Navan, Inc. , A ...................................... United States 210,603 4,269,976
a
nCino, Inc. ........................................ United States 1,182,083 31,537,974
a,b
Netskope, Inc. , A .................................... United States 435,832 10,303,068
a
Procore Technologies, Inc. ............................ United States 565,275 41,728,600
a
ServiceTitan, Inc. , A ................................. United States 439,214 41,444,233
a
SPS Commerce, Inc. ................................. United States 143,111 11,769,449
363,208,473
Specialty Retail 2.2%
a
Boot Barn Holdings, Inc. .............................. United States 143,017 27,123,174
Lithia Motors, Inc. , A ................................. United States 84,387 26,504,269
53,627,443
Textiles, Apparel & Luxury Goods 0.8%
Steven Madden Ltd. ................................. United States 597,124 20,248,475
Trading Companies & Distributors 1.0%
Herc Holdings, Inc. .................................. United States 164,360 23,347,338
Total Common Stocks (Cost $ 1,626,213,347 ) ..................................
2,365,371,959
Convertible Preferred Stocks 3.0%
Automobile Components 0.6%
a,c,d
Flock Group, Inc. , G ................................. United States 987,540 14,652,509
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D .................................... United States 709,046 12,832,121
Software 1.7%
a,c,d
Benchling, Inc. , F ................................... United States 382,306 4,298,043
a,c,d
Checkr, Inc. , E ..................................... United States 1,388,889 22,456,327
a,c,d
OneTrust LLC , A .................................... United States 625,361 12,213,006
a,c,d
OneTrust LLC , A-1 .................................. United States 56,457 1,102,579
a,c,d
Smule, Inc. , J ...................................... United States 162,712 1,816,505
41,886,460
Specialty Retail 0.2%
a,c,d
1661, Inc. , F ....................................... United States 3,436,485 3,944,033
Total Convertible Preferred Stocks (Cost $ 90,764,293 ) .........................
73,315,123
Preferred Stocks 0.4%
Automobile Components 0.3%
a,c,d
Tula eTechnology, Inc. ................................ United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................. United States 3,611,111 8,454,626
8,454,626
Software 0.1%
a,c,d
ClearMotion, Inc. , A-3 ................................ United States 1,037,942 163,312
a,c,d
ClearMotion, Inc. , A-4 ................................ United States 6,477,294 954,150
a,c,d
Smule, Inc. , 144A , G ................................. United States 1,542,673 316,510

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 165 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,c,d
Smule, Inc. , 144A , H ................................. United States 352,675 $ 85,535
1,519,507
Total Preferred Stocks (Cost $ 21,224,989 ) ....................................
9,974,133
Rights
Rights 0.0%
Biotechnology 0.0%
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................. United States 410,500 —
Total Rights (Cost $ – ) ......................................................
—
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account .............. United States 8,808 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,738,202,629 ) ...........................
2,448,661,215
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 7,371,123 7,371,123
Total Money Market Funds (Cost $ 7,371,123 ) .................................
7,371,123
g
Investments from Cash Collateral Received for
Loaned Securities 2.3%
Money Market Funds 2.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 55,073,471 55,073,471
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 55,073,471 ) .........................................................
55,073,471
Total Short Term Investments (Cost $ 62,444,594 ) ..............................
62,444,594
a
Total Investments (Cost $ 1,800,647,223 ) 102.6% ..............................
$2,511,105,809
Other Assets, less Liabilities (2.6) % .........................................
(62,451,687)
Net Assets 100.0% .........................................................
$2,448,654,122
a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2025. See Note 1(e).
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $36.02 $35.22 $29.75 $33.07 $49.66 $32.15
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.08) (0.01) (0.05) (0.25) (0.24)
Net realized and unrealized gains (losses) 5.27 0.88 5.48 (1.39) (9.42) 21.89
Total from investment operations ........ 5.23 0.80 5.47 (1.44) (9.67) 21.65
Less distributions from:
Net realized gains ................. — — — (1.88) (6.92) (4.14)
Net asset value, end of period .......... $41.25 $36.02 $35.22 $29.75 $33.07 $49.66
Total return
c
....................... 14.52% 2.27% 18.39% (4.07)% (22.83)% 68.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.84% 0.87% 0.90% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.86%
e
0.84%
e
0.85%
f
0.88%
f
0.84%
f
0.85%
f
Net investment (loss) ................ (0.20)% (0.20)% (0.02)% (0.17)% (0.54)% (0.54)%
Supplemental data
Net assets, end of period (000’s) ........ $2,802,413 $2,596,499 $2,822,866 $2,578,199 $3,019,703 $4,217,167
Portfolio turnover rate ................ 21.33% 33.86%
g
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.04 $15.80 $13.45 $16.20 $27.98 $19.41
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.16) (0.11) (0.13) (0.32) (0.33)
Net realized and unrealized gains (losses) 2.35 0.40 2.46 (0.74) (4.54) 13.04
Total from investment operations ........ 2.26 0.24 2.35 (0.87) (4.86) 12.71
Less distributions from:
Net realized gains ................. — — — (1.88) (6.92) (4.14)
Net asset value, end of period .......... $18.30 $16.04 $15.80 $13.45 $16.20 $27.98
Total return
c
....................... 14.09% 1.52% 17.47% (4.76)% (23.43)% 67.11%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.61% 1.59% 1.62% 1.65% 1.60% 1.61%
Expenses net of waiver and payments by
affiliates .......................... 1.61%
e
1.59%
e
1.60%
f
1.63%
f
1.59%
f
1.60%
f
Net investment (loss) ................ (0.94)% (0.95)% (0.77)% (0.92)% (1.29)% (1.28)%
Supplemental data
Net assets, end of period (000’s) ........ $48,558 $48,685 $60,281 $82,982 $110,596 $198,713
Portfolio turnover rate ................ 21.33% 33.86%
g
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.04 $29.44 $24.93 $28.11 $43.32 $28.45
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.08) (0.14) (0.07) (0.11) (0.32) (0.30)
Net realized and unrealized gains (losses) 4.39 0.74 4.58 (1.19) (7.97) 19.31
Total from investment operations ........ 4.31 0.60 4.51 (1.30) (8.29) 19.01
Less distributions from:
Net realized gains ................. — — — (1.88) (6.92) (4.14)
Net asset value, end of period .......... $34.35 $30.04 $29.44 $24.93 $28.11 $43.32
Total return ........................ 14.35% 2.04% 18.09% (4.30)% (23.00)% 67.96%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.09% 1.12% 1.15% 1.10% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
d
1.09%
d
1.10%
e
1.13%
e
1.09%
e
1.09%
e
Net investment (loss) ................ (0.45)% (0.45)% (0.27)% (0.42)% (0.79)% (0.78)%
Supplemental data
Net assets, end of period (000’s) ........ $35,373 $33,211 $37,276 $34,371 $38,761 $60,264
Portfolio turnover rate ................ 21.33% 33.86%
f
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $44.32 $43.23 $36.39 $39.84 $58.24 $37.12
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.07 0.14 0.08 (0.10) (0.10)
Net realized and unrealized gains (losses) 6.49 1.07 6.70 (1.65) (11.38) 25.36
Total from investment operations ........ 6.53 1.14 6.84 (1.57) (11.48) 25.26
Less distributions from:
Net investment income .............. — (0.05) — — — —
Net realized gains ................. — — — (1.88) (6.92) (4.14)
Total distributions ................... — (0.05) — (1.88) (6.92) (4.14)
Net asset value, end of period .......... $50.85 $44.32 $43.23 $36.39 $39.84 $58.24
Total return ........................ 14.73% 2.61% 18.82% (3.70)% (22.57)% 68.95%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.51% 0.53% 0.51% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50% 0.49%
d
0.49%
d
0.50%
d
0.49%
d
Net investment income (loss) .......... 0.16% 0.14% 0.34% 0.23% (0.19)% (0.19)%
Supplemental data
Net assets, end of period (000’s) ........ $472,440 $437,087 $539,962 $451,447 $540,509 $648,078
Portfolio turnover rate ................ 21.33% 33.86%
e
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $42.85 $41.79 $35.22 $38.68 $56.79 $36.30
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 0.02 0.09 0.03 (0.15) (0.14)
Net realized and unrealized gains (losses) 6.28 1.04 6.48 (1.61) (11.04) 24.77
Total from investment operations ........ 6.29 1.06 6.57 (1.58) (11.19) 24.63
Less distributions from:
Net investment income .............. — (—)
c
— — — —
Net realized gains ................. — — — (1.88) (6.92) (4.14)
Net asset value, end of period .......... $49.14 $42.85 $41.79 $35.22 $38.68 $56.79
Total return ........................ 14.68% 2.52% 18.68% (3.81)% (22.65)% 68.77%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.59% 0.62% 0.65% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
e
0.59%
e
0.60%
f
0.63%
f
0.59%
f
0.60%
f
Net investment income (loss) .......... 0.05% 0.05% 0.23% 0.08% (0.28)% (0.29)%
Supplemental data
Net assets, end of period (000’s) ........ $452,894 $416,492 $435,671 $469,050 $532,573 $552,987
Portfolio turnover rate ................ 21.33% 33.86%
g
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current year information.

Franklin Strategic Series
Schedule of Investments (unaudited), October 31, 2025
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Aerospace & Defense 7.3%
a
Axon Enterprise, Inc. ................................. United States 121,957 $ 89,300,574
BWX Technologies, Inc. .............................. United States 303,556 64,842,597
Howmet Aerospace, Inc. .............................. United States 476,896 98,216,731
a
StandardAero, Inc. .................................. United States 839,610 24,256,333
276,616,235
Banks 0.9%
Fifth Third Bancorp .................................. United States 851,600 35,443,592
Biotechnology 5.4%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 164,505 75,020,861
a
Ascendis Pharma A/S , ADR ........................... Denmark 50,232 10,126,771
a
CG oncology, Inc. ................................... United States 385,071 16,662,022
a
Insmed, Inc. ....................................... United States 215,800 40,915,680
a
Natera, Inc. ........................................ United States 324,800 64,612,464
207,337,798
Building Products 1.5%
AAON, Inc. ........................................ United States 585,300 57,587,667
Capital Markets 8.3%
Ares Management Corp. , A ............................ United States 569,336 84,665,956
Blue Owl Capital, Inc. , A .............................. United States 2,935,479 46,292,504
LPL Financial Holdings, Inc. ........................... United States 139,948 52,803,780
MSCI, Inc. , A ....................................... United States 109,440 64,410,912
Nasdaq, Inc. ....................................... United States 443,736 37,934,991
Tradeweb Markets, Inc. , A ............................. United States 296,376 31,235,067
317,343,210
Consumer Staples Distribution & Retail 0.6%
Casey's General Stores, Inc. ........................... United States 46,457 23,841,268
Electrical Equipment 4.1%
AMETEK, Inc. ...................................... United States 265,345 53,628,878
Vertiv Holdings Co. , A ................................ United States 530,646 102,340,387
155,969,265
Entertainment 3.8%
a
ROBLOX Corp. , A ................................... United States 1,264,428 143,790,752
Financial Services 0.5%
a
Paymentus Holdings, Inc. , A ........................... United States 690,657 19,752,790
Ground Transportation 0.9%
Old Dominion Freight Line, Inc. ......................... United States 244,488 34,331,005
Health Care Equipment & Supplies 3.5%
a
Dexcom, Inc. ....................................... United States 949,600 55,285,712
a
IDEXX Laboratories, Inc. .............................. United States 72,732 45,785,521
a
Penumbra, Inc. ..................................... United States 144,373 32,826,089
133,897,322
Health Care Providers & Services 2.5%
Cencora, Inc. ...................................... United States 212,070 71,639,367
a
HealthEquity, Inc. ................................... United States 227,939 21,558,470
93,197,837
Health Care Technology 2.0%
a
Veeva Systems, Inc. , A ............................... United States 258,827 75,370,422

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 11.3%
a
Cava Group, Inc. .................................... United States 740,509 $ 39,787,549
a
DoorDash, Inc. , A ................................... United States 355,519 90,433,368
Hilton Worldwide Holdings, Inc. ......................... United States 257,676 66,212,425
Marriott International, Inc. , A ........................... United States 156,800 40,858,944
Royal Caribbean Cruises Ltd. .......................... United States 387,633 111,184,773
Texas Roadhouse, Inc. , A ............................. United States 288,800 47,241,904
Wingstop, Inc. ...................................... United States 168,225 36,442,582
432,161,545
Household Durables 1.0%
a
NVR, Inc. ......................................... United States 5,278 38,058,708
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. ........................................ United States 365,578 68,838,337
Interactive Media & Services 1.2%
a
Pinterest, Inc. , A .................................... United States 1,379,579 45,664,065
IT Services 1.8%
a
Cloudflare, Inc. , A ................................... United States 267,561 67,773,201
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 793,714 49,174,484
Life Sciences Tools & Services 1.2%
a
Repligen Corp. ..................................... United States 305,031 45,467,921
Machinery 1.4%
Xylem, Inc. ........................................ United States 353,508 53,326,682
Media 1.8%
a,b
Blaize Events & Media, Inc. ............................ United States 343,168 —
New York Times Co. (The) , A ........................... United States 810,828 46,209,088
a
Trade Desk, Inc. (The) , A .............................. United States 426,591 21,448,995
67,658,083
Oil, Gas & Consumable Fuels 1.9%
Cheniere Energy, Inc. ................................ United States 103,485 21,938,820
Targa Resources Corp. ............................... United States 325,116 50,080,869
72,019,689
Personal Care Products 0.2%
a
BellRing Brands, Inc. ................................. United States 263,031 7,925,124
Professional Services 3.5%
Paychex, Inc. ...................................... United States 411,927 48,207,817
TransUnion ........................................ United States 254,166 20,633,196
Verisk Analytics, Inc. , A ............................... United States 297,234 65,022,910
133,863,923
Real Estate Management & Development 0.2%
a
Jones Lang LaSalle, Inc. .............................. United States 28,439 8,676,455
Residential REITs 0.5%
Equity LifeStyle Properties, Inc. ......................... United States 323,560 19,753,338
Semiconductors & Semiconductor Equipment 5.5%
a
Astera Labs, Inc. .................................... United States 51,086 9,536,734
a,b
Blaize Holdings, Inc. ................................. United States 114,150 —
a
Lattice Semiconductor Corp. ........................... United States 903,326 65,906,665
Monolithic Power Systems, Inc. ......................... United States 91,727 92,185,635

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Onto Innovation, Inc. ................................. United States 241,029 $ 32,529,274
a
SiTime Corp. ....................................... United States 30,381 8,799,553
208,957,861
Software 11.4%
a
Alkami Technology, Inc. ............................... United States 1,020,496 20,705,864
a
Arteris, Inc. ........................................ United States 1,456,454 19,822,339
a
Datadog, Inc. , A .................................... United States 627,281 102,127,620
a
Fair Isaac Corp. .................................... United States 42,268 70,145,014
a
HubSpot, Inc. ...................................... United States 126,673 62,312,982
a
Manhattan Associates, Inc. ............................ United States 233,500 42,513,345
a
Navan, Inc. , A ...................................... United States 150,724 3,055,929
a
Netskope, Inc. , A .................................... United States 146,822 3,470,872
a,b,c
Plaid, Inc. , A ....................................... Japan 30,940 5,832,307
a
Procore Technologies, Inc. ............................ United States 599,965 44,289,416
a
SailPoint, Inc. ...................................... United States 602,600 13,064,368
a
Tyler Technologies, Inc. ............................... United States 94,400 44,958,944
432,299,000
Specialty Retail 6.9%
a
AutoZone, Inc. ..................................... United States 15,400 56,586,222
a
Burlington Stores, Inc. ................................ United States 262,567 71,835,706
a
Carvana Co. , A ..................................... United States 182,919 56,071,990
Tractor Supply Co. .................................. United States 1,415,180 76,575,390
261,069,308
Trading Companies & Distributors 1.9%
Fastenal Co. ....................................... United States 613,597 25,249,517
United Rentals, Inc. .................................. United States 54,446 47,432,266
72,681,783
Total Common Stocks (Cost $ 2,477,900,999 ) ..................................
3,659,848,670
Convertible Preferred Stocks 2.2%
Aerospace & Defense 0.6%
a,b,c
Anduril Industries, Inc. , F .............................. United States 414,483 23,509,766
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 423,782 7,669,491
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , F-S ........................... United States 2,970,061 122
Software 1.4%
a,b,c
Benchling, Inc. , F ................................... United States 347,106 3,902,309
a,b,c
Databricks, Inc. , G .................................. United States 227,829 34,174,350
a,b,c
OneTrust LLC , C .................................... United States 767,526 14,989,422
53,066,081
Total Convertible Preferred Stocks (Cost $ 65,344,990 ) .........................
84,245,460
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , G-2-S .......................... United States 513,050 492

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a,b,c
Phononic, Inc. , H-S .................................. United States 117,763 $ 194,634
195,126
Total Preferred Stocks (Cost $ 460,692 ) .......................................
195,126
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic, Inc. , H-S , 12/31/29 .......................... United States 23,970 652
a,b,c
Phononic, Inc. , H-S-X , 12/31/29 ........................ United States 47,104 1,280
1,932
Total Warrants (Cost $ 44,031 ) ...............................................
1,932
Principal
Amount
*
Convertible Bonds 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
b,c
Phononic, Inc. , 5.31% , 11/30/27 ........................ United States 66,235 66,235
b,c
Phononic, Inc. , H-S , 5.31% , 11/30/27 .................... United States 132,470 132,470
198,705
Total Convertible Bonds (Cost $ 198,705 ) .....................................
198,705
d
Senior Floating Rate Interests 0.0%
b,e
Phononic, Inc., First Lien, Term Loan, B , PIK, 12% , 11/30/25 ... United States 1,105,933 914,855
Total Senior Floating Rate Interests (Cost $ 1,098,288 ) .........................
914,855
Total Long Term Investments (Cost $ 2,545,047,705 ) ...........................
3,745,404,748
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 69,875,892 69,875,892
Total Money Market Funds (Cost $ 69,875,892 ) ................................
69,875,892

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Franklin Institutional U.S. Government Money Market Fund ,
4.038% ......................................... United States 958,400 $ 958,400
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 958,400 ) ...........................................................
958,400
Total Short Term Investments (Cost $ 70,834,292 ) ..............................
70,834,292
a
Total Investments (Cost $ 2,615,881,997 ) 100.2% ..............................
$3,816,239,040
Other Assets, less Liabilities (0.2) % .........................................
(4,559,866)
Net Assets 100.0% .........................................................
$3,811,679,174
a a a
See Abbreviations on page 165 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
See Note 1(h) regarding senior floating rate interests.
e
Income may be received in additional securities and/or cash.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $448,534,172 $3,031,554,730 $2,142,599,800
Cost - Non-controlled affiliates (Note 3 f ) ...................... 71,085,373 141,185,287 38,373,071
Value - Unaffiliated issuers (Includes securities loaned of $31,752,154,
$511,049 and $8,516,940, respectively) ...................... $917,438,660 $2,977,257,938 $4,743,172,725
Value - Non-controlled affiliates (Note 3 f ) ...................... 71,085,373 141,185,287 38,373,071
Cash .................................................. 709,017 1,409,766 —
Receivables:
Investment securities sold (Includes securities loaned of $147,967, $–
and $– , respectively) ..................................... 340,130 4,108,729 6,362,080
Capital shares sold ...................................... 418,832 2,216,510 691,312
Dividends and interest ................................... 156,202 16,767,128 238,286
Deposits with brokers for:
TBA transactions ..................................... — 260,000 —
Futures contracts ...................................... — 6,170,645 —
Centrally cleared swap contracts .......................... — 9,869,417 —
Variation margin on centrally cleared swap contracts ............. — 44,572 —
Due from custodian ...................................... 2,033,425 — 538,375
Unrealized appreciation on OTC forward exchange contracts ........ — 109,454 —
Unrealized appreciation on OTC swap contracts .................. — 494,568 —
Unrealized appreciation on unfunded loan commitments (Note 8 ) ..... — 286 —
Deferred tax benefit ....................................... — 287,971 —
Other assets ............................................ — 514 —
Total assets ........................................ 992,181,639 3,160,182,785 4,789,375,849
Liabilities:
Payables:
Investment securities purchased ............................ 3,524,795 43,903,125 —
Payable for purchases of TBA securities (Note 1 c ) ............... — 552,694,862 —
Capital shares redeemed ................................. 412,384 1,300,999 3,972,716
Management fees ....................................... 452,466 558,382 2,156,443
Distribution fees ........................................ 175,961 471,779 898,702
Transfer agent fees ...................................... 263,956 645,759 1,114,228
Trustees' fees and expenses ............................... 30 106 68
Distributions to shareholders ............................... — 210 —
Variation margin on futures contracts ......................... — 439,891 —
Deposits from brokers for:
TBA transactions ...................................... — 916,000 —
OTC swap contracts (upfront receipts $–, $1,347,100 and $–,
respectively) ............................................ — 419,473 —
Unrealized depreciation on OTC forward exchange contracts ........ — 5,264 —
Payable upon return of securities loaned (Note 1 e ) ................ 33,119,640 531,000 8,796,500
Unrealized depreciation on unfunded loan commitments (Note 8 ) ..... — 39 —
Accrued expenses and other liabilities ......................... 91,849 132,551 198,025
Total liabilities ....................................... 38,041,081 602,019,440 17,136,682
Net assets, at value ............................... $954,140,558 $2,558,163,345 $4,772,239,167
Net assets consist of:
Paid-in capital ........................................... $402,796,435 $3,677,261,530 $1,445,731,083
Total distributable earnings (losses) ........................... 551,344,123 (1,119,098,185) 3,326,508,084
Net assets, at value ............................... $954,140,558 $2,558,163,345 $4,772,239,167

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A:
Net assets, at value ..................................... $789,672,972 $2,030,550,862 $3,879,777,245
Shares outstanding ...................................... 4,697,032 241,424,674 71,979,265
Net asset value per share
a,b
................................ $168.12 $8.41 $53.90
Maximum offering price per share (net asset value per share ÷ 94.50%,
96.25% and 94.50%, respectively)
b
.......................... $177.90 $8.74 $57.04
Class C:
Net assets, at value ..................................... $21,897,852 $47,992,146 $80,464,301
Shares outstanding ...................................... 145,241 5,698,261 2,277,980
Net asset value and maximum offering price per share
a,b
.......... $150.77 $8.42 $35.32
Class R:
Net assets, at value ..................................... $— $34,219,739 $27,757,776
Shares outstanding ...................................... — 4,089,938 574,320
Net asset value and maximum offering price per share
b
........... $— $8.37 $48.33
Class R6:
Net assets, at value ..................................... $13,004,175 $156,330,993 $428,882,405
Shares outstanding ...................................... 71,831 18,552,497 6,663,116
Net asset value and maximum offering price per share
b
........... $181.04 $8.43 $64.37
Advisor Class:
Net assets, at value ..................................... $129,565,559 $289,069,605 $355,357,440
Shares outstanding ...................................... 729,653 34,314,278 5,673,665
Net asset value and maximum offering price per share
b
........... $177.57 $8.42 $62.63
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $208,862,010 $1,738,202,629 $2,545,047,705
Cost - Non-controlled affiliates (Note 3 f ) ...................... 14,152,051 62,444,594 70,834,292
Value - Unaffiliated issuers (Includes securities loaned of $14,109,953,
$53,494,867 and $936,836, respectively) ..................... $354,083,439 $2,448,661,215 $3,745,404,748
Value - Non-controlled affiliates (Note 3 f ) ...................... 14,152,051 62,444,594 70,834,292
Cash .................................................. 42,950 201 —
Foreign currency, at value (cost $53,728, $– and $–, respectively) .... 53,728 — —
Receivables:
Investment securities sold (Includes securities loaned of $–, $– and
$936,836 , respectively) ................................... — 1,210,038 974,980
Capital shares sold ...................................... 100,503 786,142 1,366,131
Dividends and interest ................................... 193,824 32,986 517,140
European Union tax reclaims (Note 1 j ) ....................... 102,250 — —
Due from custodian ...................................... 2,797,200 261,675 —
Total assets ........................................ 371,525,945 2,513,396,851 3,819,097,291
Liabilities:
Payables:
Investment securities purchased ............................ — 5,254,803 —
Capital shares redeemed ................................. 152,413 1,947,746 2,217,760
Management fees ....................................... 157,676 1,289,481 1,494,739
Distribution fees ........................................ 69,352 217,601 663,982
Transfer agent fees ...................................... 128,261 526,406 1,361,870
Trustees' fees and expenses ............................... 15 37 147
Funds advanced by custodian ............................... — — 483,281
Payable upon return of securities loaned (Note 1 e ) ................ 14,426,625 55,335,146 958,400
Accrued expenses and other liabilities ......................... 64,818 171,509 237,938
Total liabilities ....................................... 14,999,160 64,742,729 7,418,117
Net assets, at value ............................... $356,526,785 $2,448,654,122 $3,811,679,174
Net assets consist of:
Paid-in capital ........................................... $353,949,790 $1,492,404,100 $2,349,295,833
Total distributable earnings (losses) ........................... 2,576,995 956,250,022 1,462,383,341
Net assets, at value ............................... $356,526,785 $2,448,654,122 $3,811,679,174

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $264,071,212 $854,358,171 $2,802,413,012
Shares outstanding ...................................... 7,700,771 36,139,519 67,937,919
Net asset value per share
a,b
................................ $34.29 $23.64 $41.25
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $36.29 $25.02 $43.65
Class C:
Net assets, at value ..................................... $14,513,716 $18,787,567 $48,558,325
Shares outstanding ...................................... 435,219 1,174,518 2,653,118
Net asset value and maximum offering price per share
a,b
.......... $33.35 $16.00 $18.30
Class R:
Net assets, at value ..................................... $— $45,122,747 $35,373,314
Shares outstanding ...................................... — 2,127,936 1,029,665
Net asset value and maximum offering price per share
b
........... $— $21.20 $34.35
Class R6:
Net assets, at value ..................................... $10,599,454 $1,181,301,135 $472,440,272
Shares outstanding ...................................... 283,110 42,214,798 9,291,059
Net asset value and maximum offering price per share
b
........... $37.44 $27.98 $50.85
Advisor Class:
Net assets, at value ..................................... $67,342,403 $349,084,502 $452,894,251
Shares outstanding ...................................... 1,814,153 12,876,059 9,217,149
Net asset value and maximum offering price per share
b
........... $37.12 $27.11 $49.14
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $1,790,142 $52,173 $8,931,382
Non-controlled affiliates (Note 3 f ) ........................... 345,000 1,694,566 559,023
Interest:
Unaffiliated issuers ...................................... — 63,896,681 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (332,719) 12,855 (352,677)
Non-controlled affiliates (Note 3 f ) ........................... 543,857 1,600 390,276
Total investment income ................................. 2,346,280 65,657,875 9,528,004
Expenses:
Management fees (Note 3 a ) ................................. 2,344,888 4,439,024 12,549,175
Distribution fees: (Note 3c )
Class A .............................................. 789,084 2,513,537 4,741,506
Class C .............................................. 88,619 155,810 409,605
Class R .............................................. — 85,782 68,516
Transfer agent fees: (Note 3e )
Class A .............................................. 490,028 1,396,139 1,733,231
Class C .............................................. 13,774 33,288 37,546
Class R .............................................. — 23,824 12,542
Class R6 ............................................. 5,277 26,644 31,524
Advisor Class .......................................... 77,937 192,754 158,010
Custodian fees .......................................... 2,661 8,643 13,406
Reports to shareholders fees ................................ 42,807 146,873 103,483
Registration and filing fees .................................. 40,136 43,478 74,329
Professional fees ......................................... 46,452 97,916 63,533
Trustees' fees and expenses ................................ 4,171 13,765 24,996
Marketplace lending fees (Note 1 i ) ............................ — 355,743 —
Other .................................................. 20,888 116,018 61,819
Total expenses ....................................... 3,966,722 9,649,238 20,083,221
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (46,842) (1,052,934) (50,437)
Net expenses ....................................... 3,919,880 8,596,304 20,032,784
Net investment income (loss) .......................... (1,573,600) 57,061,571 (10,504,780)

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 47,231,540 (10,119,219) 396,998,931
Non-controlled affiliates (Note 3 f ) .......................... — 338,565 —
Written options ......................................... — 1,223,062 —
Foreign currency transactions .............................. — (24,221) —
Forward exchange contracts ............................... — (393,615) —
Futures contracts ....................................... — (5,663,044) —
TBA sale commitments ................................... — (65,619) —
Swap contracts ......................................... — (1,261,470) —
Net realized gain (loss) ................................ 47,231,540 (15,965,561) 396,998,931
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 251,110,535 55,402,777 441,530,396
Non-controlled affiliates (Note 3 f ) .......................... — (1,061,917) —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 30 (6,252) —
Unfunded loan commitments (Note 8 ) ........................ — 315 —
Forward exchange contracts ............................... — 274,962 —
Futures contracts ....................................... — 5,955,047 —
Swap contracts ......................................... — (1,851,264) —
Net change in unrealized appreciation (depreciation) .......... 251,110,565 58,713,668 441,530,396
Net realized and unrealized gain (loss) .......................... 298,342,105 42,748,107 838,529,327
Net increase (decrease) in net assets resulting from operations ........ $296,768,505 $99,809,678 $828,024,547

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $208,102, $– and $–, respectively)
Unaffiliated issuers ...................................... $3,964,239 $4,417,998 $11,202,830
Non-controlled affiliates (Note 3 f ) ........................... 145,543 1,085,973 1,542,859
Interest:
Unaffiliated issuers ...................................... 41,329 — 71,142
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (157,182) (930,269) (79,681)
Non-controlled affiliates (Note 3 f ) ........................... 209,562 1,085,716 167,002
Other income (Note 1 j ) ..................................... 4,889 — —
Total investment income ................................. 4,208,380 5,659,418 12,904,152
Expenses:
Management fees (Note 3 a ) ................................. 873,714 7,679,292 8,908,847
Distribution fees: (Note 3c )
Class A .............................................. 310,944 1,057,234 3,580,462
Class C .............................................. 71,019 99,625 259,190
Class R .............................................. — 110,551 91,381
Transfer agent fees: (Note 3e )
Class A .............................................. 207,885 793,250 1,971,121
Class C .............................................. 11,877 18,696 35,676
Class R .............................................. — 41,473 25,153
Class R6 ............................................. 3,215 161,318 80,020
Advisor Class .......................................... 50,726 329,990 322,649
Custodian fees .......................................... 2,575 7,881 14,939
Reports to shareholders fees ................................ 25,418 91,202 141,493
Registration and filing fees .................................. 33,183 38,176 51,525
Professional fees ......................................... 35,564 54,820 55,910
Trustees' fees and expenses ................................ 1,990 13,574 21,260
Other .................................................. 28,017 45,896 64,967
Total expenses ....................................... 1,656,127 10,542,978 15,624,593
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (21,469) (111,719) (96,287)
Net expenses ....................................... 1,634,658 10,431,259 15,528,306
Net investment income (loss) .......................... 2,573,722 (4,771,841) (2,624,154)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 4,879,799 97,742,085 175,713,931
Foreign currency transactions .............................. (1,910) — —
Net realized gain (loss) ................................ 4,877,889 97,742,085 175,713,931
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 56,257,207 283,185,741 337,691,421
Translation of other assets and liabilities denominated in foreign currencies ........................................... 2,531 — —
Net change in unrealized appreciation (depreciation) .......... 56,259,738 283,185,741 337,691,421
Net realized and unrealized gain (loss) .......................... 61,137,627 380,927,826 513,405,352
Net increase (decrease) in net assets resulting from operations ........ $63,711,349 $376,155,985 $510,781,198

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Biotechnology Discovery Fund Franklin Core Plus Bond Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(1,573,600) $(2,590,143) $57,061,571 $119,294,173
Net realized gain (loss) ............ 47,231,540 73,170,652 (15,965,561) (38,648,459)
Net change in unrealized appreciation
(depreciation) ................. 251,110,565 (94,432,247) 58,713,668 93,676,023
Net increase (decrease) in net
assets resulting from operations . 296,768,505 (23,851,738) 99,809,678 174,321,737
Distributions to shareholders:
Class A ........................ — (58,160,749) (45,409,929) (95,594,345)
Class C ........................ — (2,094,936) (977,498) (2,412,060)
Class R ........................ — — (736,256) (1,613,364)
Class R6 ....................... — (718,012) (3,344,979) (6,689,754)
Advisor Class ................... — (10,336,804) (6,642,933) (13,313,957)
Total distributions to shareholders ..... — (71,310,501) (57,111,595) (119,623,480)
Capital share transactions: (Note 2 )
Class A ........................ (46,764,700) (38,843,761) 7,249,635 (133,993,404)
Class C ........................ (2,064,567) (7,618,126) (2,599,323) (16,499,318)
Class R ........................ — — (1,307,941) (1,822,597)
Class R6 ....................... 3,116,228 (2,735,688) 23,373,182 (5,214,894)
Advisor Class ................... (4,331,174) (22,539,823) 20,504,140 (14,309,594)
Total capital share transactions ....... (50,044,213) (71,737,398) 47,219,693 (171,839,807)
Net increase (decrease) in net
assets ..................... 246,724,292 (166,899,637) 89,917,776 (117,141,550)
Net assets:
Beginning of period ................ 707,416,266 874,315,903 2,468,245,569 2,585,387,119
End of period ..................... $954,140,558 $707,416,266 $2,558,163,345 $2,468,245,569

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Growth Opportunities Fund Franklin Natural Resources Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(10,504,780) $(13,326,269) $2,573,722 $5,936,093
Net realized gain (loss) ............ 396,998,931 635,930,982 4,877,889 40,252,844
Net change in unrealized appreciation
(depreciation) ................. 441,530,396 (271,511,394) 56,259,738 (69,393,925)
Net increase (decrease) in net
assets resulting from operations . 828,024,547 351,093,319 63,711,349 (23,204,988)
Distributions to shareholders:
Class A ........................ — (369,084,244) — (5,502,509)
Class C ........................ — (12,622,834) — (182,237)
Class R ........................ — (3,415,709) — —
Class R6 ....................... — (34,745,269) — (189,377)
Advisor Class ................... — (28,758,057) — (1,473,063)
Total distributions to shareholders ..... — (448,626,113) — (7,347,186)
Capital share transactions: (Note 2 )
Class A ........................ (175,991,413) 13,326,108 (5,468,563) (27,661,206)
Class C ........................ (9,972,213) (6,183,112) (1,263,642) (2,902,346)
Class R ........................ (2,400,600) (2,540,912) — —
Class R6 ....................... (17,608,699) (1,469,348) 2,090,096 (408,268)
Advisor Class ................... (10,266,315) 16,896,851 3,572,144 (18,065,354)
Total capital share transactions ....... (216,239,240) 20,029,587 (1,069,965) (49,037,174)
Net increase (decrease) in net
assets ..................... 611,785,307 (77,503,207) 62,641,384 (79,589,348)
Net assets:
Beginning of period ................ 4,160,453,860 4,237,957,067 293,885,401 373,474,749
End of period ..................... $4,772,239,167 $4,160,453,860 $356,526,785 $293,885,401

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Growth Fund Franklin Small-Mid Cap Growth Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(4,771,841) $(11,377,359) $(2,624,154) $(5,524,130)
Net realized gain (loss) ............ 97,742,085 144,656,230 175,713,931 307,720,259
Net change in unrealized appreciation
(depreciation) ................. 283,185,741 (178,380,414) 337,691,421 (192,741,089)
Net increase (decrease) in net
assets resulting from operations . 376,155,985 (45,101,543) 510,781,198 109,455,040
Distributions to shareholders:
Class R6 ....................... — — — (584,008)
Advisor Class ................... — — — (36,409)
Total distributions to shareholders ..... — — — (620,417)
Capital share transactions: (Note 2 )
Class A ........................ (52,010,792) (82,255,977) (167,996,117) (300,799,425)
Class C ........................ (3,530,909) (2,290,623) (6,873,813) (13,148,119)
Class R ........................ (2,055,115) 3,114,250 (2,566,203) (5,075,773)
Class R6 ....................... (116,671,242) (332,174,220) (28,498,097) (122,929,048)
Advisor Class ................... (31,581,933) (55,318,476) (25,140,999) (30,964,132)
Total capital share transactions ....... (205,849,991) (468,925,046) (231,075,229) (472,916,497)
Net increase (decrease) in net
assets ..................... 170,305,994 (514,026,589) 279,705,969 (364,081,874)
Net assets:
Beginning of period ................ 2,278,348,128 2,792,374,717 3,531,973,205 3,896,055,079
End of period ..................... $2,448,654,122 $2,278,348,128 $3,811,679,174 $3,531,973,205

Franklin Strategic Series

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series  (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of ten separate funds, six of which are included in this
report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years.  Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Core Plus Bond Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement. At October 31, 2025, the Funds had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable or receivable in the Consolidated Statements of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange
traded and/or OTC option contracts primarily to manage and/
or gain exposure to equity volatility and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as
a realized gain or loss. Option contracts outstanding at
period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 9 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds, and/or uninvested cash as included in due from custodian in the Statements of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net
of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify
the Fund in the event of default by a third party borrower.
Securities on loan outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
f. Business Development Companies
Certain or all Funds may invest in securities of closed-end
investment companies that have elected to be treated as a
business development company under the 1940 Act. The
Funds may purchase a business development company to
gain exposure to the securities in the underlying portfolio.
The risks of owning a business development company
generally reflect the risks of owning the underlying securities.
Business development companies have expenses that
reduce their value.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
When a capital gain tax is determined to apply, certain
or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
i. Marketplace Lending
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2025
Shares sold
a
................................... 155,119 $20,629,013 16,683,165 $139,144,756
Shares issued in reinvestment of distributions .......... — — 5,192,968 43,146,788
Shares redeemed ............................... (525,003) (67,393,713) (21,042,682) (175,041,909)
Net increase (decrease) .......................... (369,884) $(46,764,700) 833,451 $7,249,635
Year ended April 30, 2025
Shares sold
a
................................... 332,355 $44,053,974 22,481,003 $186,387,121
Shares issued in reinvestment of distributions .......... 458,575 55,359,208 10,959,008 90,763,522
Shares redeemed ............................... (1,051,742) (138,256,943) (49,596,623) (411,144,047)
Net increase (decrease) .......................... (260,812) $(38,843,761) (16,156,612) $(133,993,404)
Class C
1. Organization and Significant Accounting Policies
(continued)
k. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Semiannual Report
Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended October 31, 2025
Shares sold ................................... 16,616 $2,028,696 757,056 $6,329,883
Shares issued in reinvestment of distributions .......... — — 114,046 948,594
Shares redeemed
a
.............................. (35,728) (4,093,263) (1,188,098) (9,877,800)
Net increase (decrease) .......................... (19,112) $(2,064,567) (316,996) $(2,599,323)
Year ended April 30, 2025
Shares sold ................................... 19,046 $2,353,553 753,774 $6,257,260
Shares issued in reinvestment of distributions .......... 19,065 2,077,266 281,445 2,334,099
Shares redeemed
a
.............................. (99,243) (12,048,945) (3,024,923) (25,090,677)
Net increase (decrease) .......................... (61,132) $(7,618,126) (1,989,704) $(16,499,318)
Class R
Class R Shares:
Six Months ended October 31, 2025
Shares sold ................................... — $— 618,489 $5,119,196
Shares issued in reinvestment of distributions .......... — — 88,957 735,361
Shares redeemed ............................... — — (866,484) (7,162,498)
Net increase (decrease) .......................... — $— (159,038) $(1,307,941)
Year ended April 30, 2025
Shares sold ................................... — $— 1,024,893 $8,467,666
Shares issued in reinvestment of distributions .......... — — 195,600 1,611,622
Shares redeemed ............................... — — (1,443,030) (11,901,885)
Net increase (decrease) .......................... — $— (222,537) $(1,822,597)
Class R6
Class R6 Shares:
Six Months ended October 31, 2025
Shares sold ................................... 31,442 $4,999,643 4,203,862 $35,328,902
Shares issued in reinvestment of distributions .......... — — 338,775 2,821,136
Shares redeemed ............................... (13,703) (1,883,415) (1,773,951) (14,776,856)
Net increase (decrease) .......................... 17,739 $3,116,228 2,768,686 $23,373,182
Year ended April 30, 2025
Shares sold ................................... 16,934 $2,422,327 2,929,164 $24,331,763
Shares issued in reinvestment of distributions .......... 5,289 685,392 691,054 5,733,962
Shares redeemed ............................... (41,454) (5,843,407) (4,242,650) (35,280,619)
Net increase (decrease) .......................... (19,231) $(2,735,688) (622,432) $(5,214,894)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2025
Shares sold ................................... 94,809 $14,083,211 6,683,931 $55,687,625
Shares issued in reinvestment of distributions .......... — — 572,710 4,767,078
Shares redeemed ............................... (135,822) (18,414,385) (4,793,190) (39,950,563)
Net increase (decrease) .......................... (41,013) $(4,331,174) 2,463,451 $20,504,140
Year ended April 30, 2025
Shares sold ................................... 220,200 $30,743,369 6,280,226 $52,139,748
Shares issued in reinvestment of distributions .......... 80,296 10,216,149 1,138,066 9,442,088
Shares redeemed ............................... (477,052) (63,499,341) (9,142,865) (75,891,430)
Net increase (decrease) .......................... (176,556) $(22,539,823) (1,724,573) $(14,309,594)
Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2025
Shares sold
a
................................... 2,002,086 $102,274,454 664,751 $21,229,334
Shares issued in reinvestment of distributions .......... — 11 — —
Shares redeemed ............................... (5,441,513) (278,265,878) (843,041) (26,697,897)
Net increase (decrease) .......................... (3,439,427) $(175,991,413) (178,290) $(5,468,563)
Year ended April 30, 2025
Shares sold
a
................................... 5,031,942 $250,874,920 925,041 $27,838,462
Shares issued in reinvestment of distributions .......... 7,302,641 359,874,058 194,399 5,414,009
Shares redeemed ............................... (12,005,894) (597,422,870) (2,024,155) (60,913,677)
Net increase (decrease) .......................... 328,689 $13,326,108 (904,715) $(27,661,206)
Class C
Class C Shares:
Six Months ended October 31, 2025
Shares sold ................................... 143,282 $4,795,971 28,180 $875,658
Shares redeemed
a
.............................. (440,525) (14,768,184) (68,864) (2,139,300)
Net increase (decrease) .......................... (297,243) $(9,972,213) (40,684) $(1,263,642)
Year ended April 30, 2025
Shares sold ................................... 356,759 $12,096,577 94,231 $2,813,600
Shares issued in reinvestment of distributions .......... 387,090 12,580,477 6,634 180,856
Shares redeemed
a
.............................. (910,033) (30,860,166) (201,667) (5,896,802)
Net increase (decrease) .......................... (166,184) $(6,183,112) (100,802) $(2,902,346)
Class R
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended October 31, 2025
Shares sold ................................... 34,015 $1,559,059 — $—
Shares redeemed ............................... (86,888) (3,959,659) — —
Net increase (decrease) .......................... (52,873) $(2,400,600) — $—
Year ended April 30, 2025
Shares sold ................................... 93,018 $4,125,976 — $—
Shares issued in reinvestment of distributions .......... 77,139 3,415,709 — —
Shares redeemed ............................... (234,362) (10,082,597) — —
Net increase (decrease) .......................... (64,205) $(2,540,912) — $—
Class R6
Class R6 Shares:
Six Months ended October 31, 2025
Shares sold ................................... 172,282 $10,540,220 88,957 $3,152,478
Shares redeemed ............................... (460,542) (28,148,919) (30,635) (1,062,382)
Net increase (decrease) .......................... (288,260) $(17,608,699) 58,322 $2,090,096
Year ended April 30, 2025
Shares sold ................................... 455,037 $26,879,630 60,752 $1,999,816
Shares issued in reinvestment of distributions .......... 591,573 34,713,486 6,248 189,377
Shares redeemed ............................... (1,077,443) (63,062,464) (79,392) (2,597,461)
Net increase (decrease) .......................... (30,833) $(1,469,348) (12,392) $(408,268)
Advisor Class
Advisor Class Shares:
Six Months ended October 31, 2025
Shares sold ................................... 276,054 $16,232,272 228,579 $7,967,378
Shares redeemed ............................... (444,524) (26,498,587) (128,057) (4,395,234)
Net increase (decrease) .......................... (168,470) $(10,266,315) 100,522 $3,572,144
Year ended April 30, 2025
Shares sold ................................... 841,794 $48,289,642 299,136 $9,817,889
Shares issued in reinvestment of distributions .......... 487,232 27,840,441 48,788 1,467,544
Shares redeemed ............................... (1,042,578) (59,233,232) (908,746) (29,350,787)
Net increase (decrease) .......................... 286,448 $16,896,851 (560,822) $(18,065,354)
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended October 31, 2025
Shares sold
a
................................... 1,488,398 $33,485,063 1,977,546 $80,403,487
Shares redeemed ............................... (3,797,059) (85,495,855) (6,128,500) (248,399,604)
Net increase (decrease) .......................... (2,308,661) $(52,010,792) (4,150,954) $(167,996,117)
Year ended April 30, 2025
Shares sold
a
................................... 4,955,470 $109,647,310 5,367,190 $203,572,054
Shares redeemed ............................... (8,615,492) (191,903,287) (13,437,841) (504,371,479)
Net increase (decrease) .......................... (3,660,022) $(82,255,977) (8,070,651) $(300,799,425)
Class C
Class C Shares:
Six Months ended October 31, 2025
Shares sold ................................... 87,823 $1,345,714 163,511 $2,966,136
Shares redeemed
a
.............................. (319,118) (4,876,623) (545,154) (9,839,949)
Net increase (decrease) .......................... (231,295) $(3,530,909) (381,643) $(6,873,813)
Year ended April 30, 2025
Shares sold ................................... 223,183 $3,388,766 364,289 $6,156,727
Shares redeemed
a
.............................. (377,681) (5,679,389) (1,144,009) (19,304,846)
Net increase (decrease) .......................... (154,498) $(2,290,623) (779,720) $(13,148,119)
Class R
Class R Shares:
Six Months ended October 31, 2025
Shares sold ................................... 167,569 $3,394,038 82,169 $2,702,397
Shares redeemed ............................... (268,783) (5,449,153) (158,238) (5,268,600)
Net increase (decrease) .......................... (101,214) $(2,055,115) (76,069) $(2,566,203)
Year ended April 30, 2025
Shares sold ................................... 798,778 $16,855,590 194,991 $6,053,095
Shares redeemed ............................... (690,039) (13,741,340) (355,454) (11,128,868)
Net increase (decrease) .......................... 108,739 $3,114,250 (160,463) $(5,075,773)
Class R6
Class R6 Shares:
Six Months ended October 31, 2025
Shares sold ................................... 4,406,636 $116,715,734 847,106 $42,467,865
Shares redeemed ............................... (8,732,272) (233,386,976) (1,418,106) (70,965,962)
Net increase (decrease) .......................... (4,325,636) $(116,671,242) (571,000) $(28,498,097)
Year ended April 30, 2025
Shares sold ................................... 8,186,126 $213,802,927 2,024,595 $92,994,472
Shares issued in reinvestment of distributions .......... — — 10,403 510,275
Shares redeemed in-kind (Note 11 ) .................. (2,046,951) (51,319,956) (530,869) (23,798,846)
Shares redeemed ............................... (18,809,271) (494,657,191) (4,131,407) (192,634,949)
Net increase (decrease) .......................... (12,670,096) $(332,174,220) (2,627,278) $(122,929,048)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended October 31, 2025
Shares sold ................................... 812,499 $20,923,620 705,862 $33,803,146
Shares redeemed ............................... (2,030,666) (52,505,553) (1,208,427) (58,944,145)
Net increase (decrease) .......................... (1,218,167) $(31,581,933) (502,565) $(25,140,999)
Year ended April 30, 2025
Shares sold ................................... 2,433,680 $61,722,891 1,568,765 $70,783,754
Shares issued in reinvestment of distributions .......... — — 743 35,253
Shares redeemed ............................... (4,651,378) (117,041,367) (2,274,042) (101,783,139)
Net increase (decrease) .......................... (2,217,698) $(55,318,476) (704,534) $(30,964,132)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Core Plus Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Effective May 8, 2025, Franklin Core Plus Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Annualized Fee Rate Net Assets
0.350% Up to and including $5 billion
0.330% Over $5 billion, up to and including $10 billion
0.310% Over $10 billion, up to and including $20 billion
0.290% In excess of $20 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Gross effective investment management fee rate ................... 0.620% 0.354% 0.538%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ................... 0.526% 0.621% 0.456%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Biotechnology Discovery Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund and
Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A ................................................ 0.35% 0.25% 0.35%
Class C ................................................ 1.00% 0.65% 1.00%
Class R ................................................ —% 0.50% 0.50%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ................................................ 0.35% 0.35% 0.25%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ —% 0.50% 0.50%
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $17,550 $24,917 $113,950
CDSC retained ............................................ $6,290 $17,756 $9,184
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended October 31, 2025, investments in affiliated management investment companies were as follows:
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $15,726 $39,583 $84,748
CDSC retained ............................................ $986 $3,494 $6,405
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Transfer agent fees ......................................... $170,108 $706,116 $665,213
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ......................................... $100,476 $621,098 $681,895
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $17,698,635 $124,126,744 $(101,826,221) $— $— $39,999,158 39,999,158 $345,000
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $6,416,814 $265,935,473 $(241,266,072) $— $— $31,086,215 31,086,215 $543,857
Total Affiliated Securities ... $24,115,449 $390,062,217 $(343,092,293) $— $— $71,085,373 $888,857
Franklin Core Plus Bond Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $24,292,230 $— $(23,568,878) $338,565 $(1,061,917) $— — $663,723
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $ 20,674,651 $ 346,969,948 $ (226,990,312) $ — $ — $ 140,654,287 140,654,287 $ 1,030,843
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $4,033,000 $(3,502,000) $— $— $531,000 531,000 $1,600
Total Affiliated Securities ... $44,966,881 $351,002,948 $(254,061,190) $338,565 $(1,061,917) $141,185,287 $1,696,166
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $40,512,033 $443,309,409 $(453,706,496) $— $— $30,114,946 30,114,946 $559,023
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $9,816,000 $165,100,037 $(166,657,912) $— $— $8,258,125 8,258,125 $390,276
Total Affiliated Securities ... $50,328,033 $608,409,446 $(620,364,408) $— $— $38,373,071 $949,299
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $12,963,979 $28,972,338 $(39,413,691) $— $— $2,522,626 2,522,626 $145,543
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $8,457,500 $144,040,785 $(140,868,860) $— $— $11,629,425 11,629,425 $209,562
Total Affiliated Securities ... $21,421,479 $173,013,123 $(180,282,551) $— $— $14,152,051 $355,105
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $27,922,674 $298,061,515 $(318,613,066) $— $— $7,371,123 7,371,123 $1,085,973
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $19,765,870 $489,958,284 $(454,650,683) $— $— $55,073,471 55,073,471 $1,085,716
Total Affiliated Securities ... $47,688,544 $788,019,799 $(773,263,749) $— $— $62,444,594 $2,171,689
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Effective May 8, 2025, Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Core Plus Bond Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for each Class do not exceed 0.47%, and for Class R6 do not exceed 0.37%, based on the average net assets of each Class until August 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to May 8, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of Franklin
Core Plus Bond were limited to 0.58% and for Class R6 were limited to 0.48% based on average net assets of each Class.
 Effective September 1, 2025, operating expenses include acquired fund fees and expenses.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2026.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $67,276,399 $372,864,430 $(370,264,937) $— $— $69,875,892 69,875,892 $1,542,859
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $8,437,275 $124,473,564 $(131,952,439) $— $— $958,400 958,400 $167,002
Total Affiliated Securities ... $75,713,674 $497,337,994 $(502,217,376) $— $— $70,834,292 $1,709,861
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2025, the deferred losses were as follows:
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, paydown losses, payments-
in-kind, bond discounts and premiums, derivative financial instruments, corporate actions, net operating losses and in-kind transactions.
Franklin Core
Plus Bond Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ 166,666,645 $ 4,690,176
Long term ............................................................... 867,909,258 150,346,811
Total capital loss carryforwards .............................................. $1,034,575,903 $155,036,987
Franklin Small Cap
Growth
Fund
Franklin Small-
Mid Cap
Growth Fund
Late-year ordinary loss ..........................................................
$4,335,686 $3,329,876
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
a a a a
Cost of investments ........................................ $527,283,063 $3,188,717,951 $2,191,114,977
Unrealized appreciation ...................................... $500,995,204 $50,930,369 $2,659,491,809
Unrealized depreciation ...................................... (39,754,234) (121,544,739) (69,060,990)
Net unrealized appreciation (depreciation) ........................ $461,240,970 $(70,614,370) $2,590,430,819
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ........................................ $226,380,929 $1,805,866,312 $2,635,834,331
Unrealized appreciation ...................................... $156,158,638 $954,780,506 $1,317,875,168
Unrealized depreciation ...................................... (14,304,077) (249,541,009) (137,470,459)
Net unrealized appreciation (depreciation) ........................ $141,854,561 $705,239,497 $1,180,404,709

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended October
31, 2025, were as follows:
At October 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk and Defaulted Securities
At October 31, 2025, Franklin Core Plus Bond Fund had 14.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Core Plus Bond Fund held a defaulted securities and/or other securities for which the income has been deemed uncollectible. At October 31, 2025, the value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Purchases ............................................... $145,740,906 $4,274,183,771 $890,445,377
Sales ................................................... $218,328,243 $4,241,252,819 $1,117,449,835
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases ............................................... $40,613,923 $416,260,543 $802,397,088
Sales ................................................... $29,633,219 $560,108,379 $1,031,761,210
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $33,119,640 $531,000 $8,796,500
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $14,426,625 $55,335,146 $958,400
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
1,519,609 Candid, Inc., B .............................. 8/19/24 $ 1,823,531 $ 2,154,745
69,673
a
IN8bio, Inc., C, 10/04/27 ....................... 10/10/24 — 2,817
859,370 Lycia LLC, C ............................... 4/26/24 1,754,576 2,217,006
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $3,578,107 $4,374,568
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Core Plus Bond Fund
6,000,000
b
WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 $ 750,000 $ —
Total Restricted Securities (Value is —% of Net Assets) ............... $750,000 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
8,668 Aestas Management Co LLC ................... 10/03/25 $ 3,727,240 $ 3,727,240
117,526 Anduril Industries, Inc., B ...................... 7/22/25 4,804,792 6,666,157
55 Anduril Industries, Inc., C ...................... 7/22/25 2,249 3,120
180,222 Anduril Industries, Inc., G ...................... 5/08/25 7,367,980 10,222,318
49,656 Anthropic PBC, F-1 .......................... 8/29/25 6,999,887 6,999,887
3,094 Canva Australia Holdings Pty. Ltd., A ............. 3/18/24 3,300,249 5,093,157
11,829 Canva Australia Holdings Pty. Ltd., B ............. 12/22/21 20,158,531 19,472,190
4,619 Celonis SE ................................. 6/16/21 1,708,060 913,237
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 5,055,725
6,309,366 ClearMotion , Inc. ............................ 11/06/17 - 12/21/18 15,500,000 797,649
417,667 ClearMotion , Inc., A-3 ......................... 3/23/23 — 65,717
2,606,463 ClearMotion , Inc., A-4 ......................... 12/21/21 251,500 383,950
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 50,742,000
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 63,809,784
750,387 Flock Group, Inc., B .......................... 3/26/25 11,082,616 11,133,779
80,684 Flock Group, Inc., C .......................... 3/26/25 1,191,638 1,197,139
21,303 Flock Group, Inc., F-1 ........................ 3/26/25 314,628 316,081
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 10,097,861
56,433 Plaid, Inc., A ................................ 3/31/25 11,511,011 10,637,834
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 30,285,684

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
260,482 Stripe, Inc., B ............................... 4/30/25 $ 9,377,352 $ 9,769,738
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 5,515,226
Total Restricted Securities (Value is 5.3% of Net Assets) ............... $170,595,494 $252,905,473
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
39,802 Redwood Materials, Inc., E ..................... 10/20/25 $ 1,899,983 $ 1,899,983
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $1,899,983 $1,899,983
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 3,944,033
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 4,298,043
1,388,889 Checkr , Inc., E .............................. 8/24/21 25,000,002 22,456,327
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 — —
3,698,772 ClearMotion , Inc. ............................ 12/21/18 10,000,000 467,610
1,037,942 ClearMotion , Inc., A-3 ......................... 3/23/23 — 163,312
6,477,294 ClearMotion , Inc., A-4 ......................... 12/21/21 625,000 954,150
987,540 Flock Group, Inc., G .......................... 3/08/24 9,999,899 14,652,509
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,832,121
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 12,213,006
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 1,102,579
1,542,673 Smule , Inc., G, 144A ......................... 5/31/16 11,099,995 316,510
352,675 Smule , Inc., H, 144A ......................... 4/27/17 2,999,995 85,535
162,712 Smule , Inc., J ............................... 8/05/22 - 11/18/22 764,393 1,816,505
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 8,454,626
Total Restricted Securities (Value is 3.4% of Net Assets) ............... $121,989,283 $83,756,866
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
414,483 Anduril Industries, Inc., F ...................... 7/17/24 $ 9,009,451 $ 23,509,766
347,106 Benchling , Inc., F ............................ 10/20/21 11,349,082 3,902,309
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,851 34,174,350
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 49,174,484
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,669,491
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 14,989,422
2,970,061 Phononic Devices, Inc., F-S .................... 6/06/19 7,499,998 122
7. Restricted Securities
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2025, unfunded commitments were as follows:
9. Other Derivative Information
At October 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
513,050 Phononic Devices, Inc., G-2-S .................. 1/17/20 - 11/03/20 $ 47 $ 492
66,235 Phononic , Inc., 5.31%, 11/30/27 ................. 2/11/25 66,235 66,235
117,763 Phononic , Inc., H-S .......................... 10/17/22 460,645 194,634
23,970 Phononic , Inc., H-S, 12/31/29 ................... 5/15/24 - 2/11/25 2 652
132,470 Phononic , Inc., H-S, 5.31%, 11/30/27 ............. 5/15/24 132,470 132,470
47,104 Phononic , Inc., H-S-X, 12/31/29 ................. 10/17/22 44,029 1,280
30,940 Plaid, Inc., A ................................ 3/31/25 6,311,036 5,832,307
Total Restricted Securities (Value is 3.7% of Net Assets) ............... $86,411,515 $139,648,014
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $135,862 as of October 31, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $— as of October 31, 2025.
Borrower Unfunded Commitment
Franklin Core Plus Bond Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
GC Ferry Acquisition I, Inc. 82,642
Pinnacle Buyer LLC 35,124
$ 127,618
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Core Plus Bond Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 4,656,807
a
Variation margin on futures
contracts
$ 263,778
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
109,454 Unrealized depreciation on OTC
forward exchange contracts
5,264
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended October 31, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended October 31, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value of forward exchange contracts, were as follows:
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Core Plus Bond Fund (continued)
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 1,825,361
a
OTC swap contracts (upfront
payments)
—
OTC swap contracts (upfront
receipts)
419,473
Unrealized appreciation on OTC
swap contracts
494,568
Unrealized depreciation on OTC
swap contracts
—
Total .................... $5,260,829 $2,513,876
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Core Plus Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(5,663,044) Futures contracts $5,955,047
Foreign exchange contracts .....
Forward exchange contracts (393,615) Forward exchange contracts 274,962
Credit contracts ...............
Investments (2,325,086)
a
Investments —
Written options 1,223,062 Written options —
Swap contracts (1,261,470) Swap contracts (1,851,264)
Total ....................... $(8,420,153) $4,378,745
Franklin Core Plus
Bond Fund
Futures contracts .......................................................................... $ 370,640,077
Swap contracts ............................................................................ 67,740,000
Forwards exchange contracts ................................................................. 9,248,741
Options .................................................................................. 64,971,429
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended October 31, 2025, the
Funds did not use the Global Credit Facility.
11. Redemption In-Kind
During the year ended April 30, 2025, Franklin Small Cap Growth Fund realized $11,579,715 of net gains resulting from redemptions in-kind in which shareholders redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended April 30, 2025, Franklin Small-Mid Cap Growth Fund realized $5,735,544 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 734,979,579 $ 5,518,467 $ 435,455 $ 740,933,501
Health Care Providers & Services .......... 24,735,506 — — 24,735,506
Life Sciences Tools & Services ............ 4,867,639 2,415,612 — 7,283,251
Pharmaceuticals ....................... 127,145,937 — — 127,145,937

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred Stocks ................ $ — $ — $ 2,154,745 $ 2,154,745
Preferred Stocks :
Life Sciences Tools & Services ............ — 2,531,178 — 2,531,178
Real Estate Management & Development .... — — 2,217,006 2,217,006
Warrants :
Biotechnology ......................... — 5,085,982 5,338,921 10,424,903
Pharmaceuticals ....................... 12,633 — — 12,633
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 71,085,373 — — 71,085,373
Total Investments in Securities ........... $962,826,667 $15,551,239
b
$10,146,127 $988,524,033
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 12,350 — 12,350
Machinery ............................ — — 871,268 871,268
Oil, Gas & Consumable Fuels ............. 24,008 241,500 — 265,508
Warrants ............................... — — —
a
—
Corporate Bonds :
Aerospace & Defense ................... — 27,046,902 — 27,046,902
Air Freight & Logistics ................... — 927,507 — 927,507
Automobile Components ................. — 4,266,410 — 4,266,410
Automobiles .......................... — 7,371,870 — 7,371,870
Banks ............................... — 130,442,710 — 130,442,710
Biotechnology ......................... — 10,738,365 — 10,738,365
Broadline Retail ....................... — 4,664,565 —
a
4,664,565
Building Products ...................... — 13,392,547 — 13,392,547
Capital Markets ........................ — 77,356,987 — 77,356,987
Chemicals ........................... — 11,178,764 — 11,178,764
Commercial Services & Supplies ........... — 16,004,476 — 16,004,476
Communications Equipment .............. — 7,563,900 — 7,563,900
Construction & Engineering ............... — 3,936,037 — 3,936,037
Consumer Finance ..................... — 41,877,053 — 41,877,053
Containers & Packaging ................. — 8,517,606 — 8,517,606
Diversified Consumer Services ............ — 4,269,667 — 4,269,667
Diversified REITs ...................... — 8,012,708 — 8,012,708
Diversified Telecommunication Services ..... — 15,670,329 — 15,670,329
Electric Utilities ........................ — 67,052,581 — 67,052,581
Electronic Equipment, Instruments &
Components ........................ — 20,743,042 — 20,743,042
Energy Equipment & Services ............. — 10,979,080 — 10,979,080
Entertainment ......................... — 4,756,060 — 4,756,060
Financial Services ...................... — 16,073,975 — 16,073,975
Food Products ........................ — 13,990,269 — 13,990,269
Gas Utilities .......................... — 1,975,626 — 1,975,626
Ground Transportation .................. — 16,595,143 — 16,595,143
Health Care Equipment & Supplies ......... — 8,597,642 — 8,597,642
Health Care Providers & Services .......... — 59,697,400 — 59,697,400
Health Care REITs ..................... — 10,166,526 — 10,166,526
Health Care Technology ................. — 3,861,009 — 3,861,009
Hotel & Resort REITs ................... — 5,933,471 — 5,933,471
Hotels, Restaurants & Leisure ............. — 24,853,166 — 24,853,166
Household Durables .................... — 11,032,362 — 11,032,362
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Core Plus Bond Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Independent Power and Renewable Electricity
Producers .......................... $ — $ 21,855,892 $ — $ 21,855,892
Insurance ............................ — 55,864,660 — 55,864,660
Interactive Media & Services .............. — 2,126,252 — 2,126,252
IT Services ........................... — 18,133,134 — 18,133,134
Leisure Products ....................... — 1,131,532 — 1,131,532
Machinery ............................ — 5,514,316 — 5,514,316
Media ............................... — 53,503,655 — 53,503,655
Metals & Mining ....................... — 11,194,518 — 11,194,518
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,061,053 — 1,061,053
Multi-Utilities .......................... — 18,728,516 — 18,728,516
Oil, Gas & Consumable Fuels ............. — 129,622,867 — 129,622,867
Passenger Airlines ..................... — 744,614 — 744,614
Personal Care Products ................. — 11,168,958 — 11,168,958
Pharmaceuticals ....................... — 22,898,142 — 22,898,142
Professional Services ................... — 1,327,237 — 1,327,237
Residential REITs ...................... — 2,691,946 — 2,691,946
Semiconductors & Semiconductor Equipment . — 9,531,893 — 9,531,893
Software ............................. — 9,180,515 — 9,180,515
Specialized REITs ...................... — 7,890,350 — 7,890,350
Specialty Retail ........................ — 1,906,834 — 1,906,834
Technology Hardware, Storage & Peripherals . — 14,233,655 — 14,233,655
Textiles, Apparel & Luxury Goods .......... — 2,198,776 — 2,198,776
Tobacco ............................. — 9,309,749 — 9,309,749
Trading Companies & Distributors .......... — 6,134,550 — 6,134,550
Transportation Infrastructure .............. — 154,275 — 154,275
Wireless Telecommunication Services ....... — 27,443,085 30,370 27,473,455
Senior Floating Rate Interests ............... — 50,888,585 126,345
a
51,014,930
Marketplace Loans ....................... — — 7,671,511 7,671,511
Foreign Government and Agency Securities .... — 66,690,578 — 66,690,578
U.S. Government and Agency Securities ....... — 414,716,309 — 414,716,309
Asset-Backed Securities ................... — 203,960,962 — 203,960,962
Commercial Mortgage-Backed Securities ...... — 109,810,764 — 109,810,764
Mortgage-Backed Securities ................ — 824,694,306 — 824,694,306
Residential Mortgage-Backed Securities ....... — 76,605,899 — 76,605,899
Agency Commercial Mortgage-Backed Securities — 105,776,726 — 105,776,726
Escrows and Litigation Trusts ............... — 30,300 9,428 39,728
Short Term Investments ................... 141,185,287 — — 141,185,287
Total Investments in Securities ........... $141,209,295 $2,968,525,008 $8,708,922 $3,118,443,225
Other Financial Instruments:
Forward Exchange Contracts ............... $— $109,454 $— $109,454
Futures Contracts ....................... 4,656,807 — — 4,656,807
Swap Contracts ......................... — 494,568 — 494,568
Unfunded Loan Commitments .............. — 285 — 285
Total Other Financial Instruments ......... $4,656,807 $604,307 $— $5,261,114
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 5,264 — 5,264
Futures Contracts ........................ 263,778 — — 263,778
Swap Contracts ......................... — 1,825,361 — 1,825,361
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Core Plus Bond Fund (continued)
Liabilities: (continued)
Other Financial Instruments: (continued)
Unfunded Loan Commitments ............... $— $39 $— $39
Total Other Financial Instruments ......... $263,778 $1,830,664 $— $2,094,442
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 136,131,989 — 36,954,961 173,086,950
Automobiles .......................... 113,422,288 — — 113,422,288
Beverages ........................... 24,444,135 — — 24,444,135
Biotechnology ......................... 43,154,283 — — 43,154,283
Broadline Retail ....................... 256,711,502 — — 256,711,502
Building Products ...................... 62,771,519 — — 62,771,519
Capital Markets ........................ 106,496,476 — — 106,496,476
Chemicals ........................... 37,133,328 — — 37,133,328
Commercial Services & Supplies ........... 43,720,613 — 5,968,962
a
49,689,575
Communications Equipment .............. 50,448,027 — — 50,448,027
Construction Materials .................. 35,115,302 — — 35,115,302
Consumer Staples Distribution & Retail ...... 21,918,858 — — 21,918,858
Electrical Equipment .................... 37,067,449 — — 37,067,449
Electronic Equipment, Instruments &
Components ........................ 106,847,027 — — 106,847,027
Entertainment ......................... 225,147,879 — — 225,147,879
Financial Services ...................... 118,650,251 — — 118,650,251
Ground Transportation .................. 45,168,755 — — 45,168,755
Health Care Equipment & Supplies ......... 103,112,531 — — 103,112,531
Health Care Providers & Services .......... 72,178,429 — — 72,178,429
Hotels, Restaurants & Leisure ............. 64,828,630 — — 64,828,630
Interactive Media & Services .............. 464,995,821 — — 464,995,821
IT Services ........................... 52,305,086 — 24,565,347 76,870,433
Leisure Products ....................... — — 63,809,784 63,809,784
Life Sciences Tools & Services ............ 27,845,226 — — 27,845,226
Machinery ............................ 36,591,955 — — 36,591,955
Personal Care Products ................. 37,122,807 — — 37,122,807
Pharmaceuticals ....................... 97,222,750 — — 97,222,750
Professional Services ................... 21,594,675 — — 21,594,675
Real Estate Management & Development .... 23,727,752 — — 23,727,752
Semiconductors & Semiconductor Equipment . 984,756,831 — — 984,756,831
Software ............................. 699,303,566 — 24,932,461
a
724,236,027
Specialty Retail ........................ 54,254,233 — — 54,254,233
Technology Hardware, Storage & Peripherals . 248,584,667 — — 248,584,667
Trading Companies & Distributors .......... 16,461,566 — — 16,461,566
Wireless Telecommunication Services ....... 21,031,046 — — 21,031,046
Convertible Preferred Stocks ................ — — 83,709,178 83,709,178
Preferred Stocks ......................... — — 12,964,780 12,964,780
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 38,373,071 — — 38,373,071
Total Investments in Securities ........... $4,528,640,323 $— $252,905,473 $4,781,545,796
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products & Services ........... $ 2,421,760 $ — $ — $ 2,421,760
Coal & Consumable Fuels ................ 2,647,239 — — 2,647,239
Construction & Engineering ............... 1,675,557 — — 1,675,557
Construction Materials .................. 7,050,650 — — 7,050,650
Copper .............................. 22,091,887 4,756,628 — 26,848,515
Diversified Chemicals ................... 530,748 — — 530,748
Diversified Metals & Mining ............... 35,149,639 7,615,301 — 42,764,940
Electrical Components & Equipment ........ 2,128,956 — — 2,128,956
Electronic Equipment & Instruments ........ 1,263,150 — — 1,263,150
Fertilizers & Agricultural Chemicals ......... 12,385,917 — — 12,385,917
Gold ................................ 47,495,197 — — 47,495,197
Heavy Electrical Equipment .............. 2,340,560 — — 2,340,560
Industrial Gases ....................... 13,044,463 — — 13,044,463
Industrial Machinery & Supplies & Components 2,790,725 — — 2,790,725
Integrated Oil & Gas .................... 48,626,407 — — 48,626,407
Metal, Glass & Plastic Containers .......... 3,595,774 — — 3,595,774
Oil & Gas Drilling ...................... 1,030,452 — — 1,030,452
Oil & Gas Equipment & Services ........... 23,034,067 1,592,815 — 24,626,882
Oil & Gas Exploration & Production ......... 50,711,540 2,381,766 — 53,093,306
Oil & Gas Refining & Marketing ............ 15,413,454 — — 15,413,454
Oil & Gas Storage & Transportation ......... 25,604,352 — — 25,604,352
Paper & Plastic Packaging Products & Materials 1,644,384 — — 1,644,384
Precious Metals & Minerals ............... 345,020 — — 345,020
Specialty Chemicals .................... 3,978,814 — — 3,978,814
Steel ................................ 4,472,485 — — 4,472,485
Convertible Preferred Stocks :
Environmental & Facilities Services ......... — — 1,899,983 1,899,983
Specialty Chemicals .................... 1,362,284 — — 1,362,284
Warrants .............................. 347,618 — — 347,618
Convertible Bonds ....................... — 2,653,847 — 2,653,847
Short Term Investments ................... 14,152,051 — — 14,152,051
Total Investments in Securities ........... $347,335,150 $19,000,357
c
$1,899,983 $368,235,490
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 195,923,501 $ — $ — $ 195,923,501
Banks ............................... 34,607,094 — — 34,607,094
Biotechnology ......................... 230,670,337 — — 230,670,337
Building Products ...................... 57,424,213 — — 57,424,213
Capital Markets ........................ 92,634,497 — — 92,634,497
Commercial Services & Supplies ........... — — —
a
—
Communications Equipment .............. 38,493,727 — — 38,493,727
Construction & Engineering ............... 115,397,198 — — 115,397,198
Construction Materials .................. 6,016,206 — — 6,016,206
Consumer Staples Distribution & Retail ...... 20,658,634 — — 20,658,634
Diversified Consumer Services ............ 3,133,614 — — 3,133,614
Electronic Equipment, Instruments &
Components ........................ 73,749,931 — — 73,749,931
Energy Equipment & Services ............. 45,430,111 — — 45,430,111
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Financial Services ...................... $ 50,569,439 $ — $ — $ 50,569,439
Food Products ........................ 37,065,243 — — 37,065,243
Health Care Equipment & Supplies ......... 75,774,370 — — 75,774,370
Health Care Providers & Services .......... 121,505,472 — — 121,505,472
Health Care Technology ................. 28,771,048 — — 28,771,048
Hotel & Resort REITs ................... 9,469,720 — — 9,469,720
Hotels, Restaurants & Leisure ............. 109,982,347 — — 109,982,347
Household Durables .................... 45,071,401 — — 45,071,401
Interactive Media & Services .............. 9,225,791 — — 9,225,791
Life Sciences Tools & Services ............ 23,841,849 — — 23,841,849
Machinery ............................ 48,264,680 — — 48,264,680
Media ............................... 44,508,848 — — 44,508,848
Oil, Gas & Consumable Fuels ............. 31,087,985 — — 31,087,985
Passenger Airlines ..................... 50,979,349 — — 50,979,349
Personal Care Products ................. 32,662,887 — — 32,662,887
Pharmaceuticals ....................... 37,691,534 — — 37,691,534
Professional Services ................... 22,988,577 — — 22,988,577
Semiconductors & Semiconductor Equipment . 211,340,627 — — 211,340,627
Software ............................. 362,740,863 — 467,610 363,208,473
Specialty Retail ........................ 53,627,443 — — 53,627,443
Textiles, Apparel & Luxury Goods .......... 20,248,475 — — 20,248,475
Trading Companies & Distributors .......... 23,347,338 — — 23,347,338
Convertible Preferred Stocks ................ — — 73,315,123 73,315,123
Preferred Stocks ......................... — — 9,974,133
a
9,974,133
Rights ................................. — — —
a
—
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 62,444,594 — — 62,444,594
Total Investments in Securities ........... $2,427,348,943 $— $83,756,866 $2,511,105,809
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 276,616,235 — — 276,616,235
Banks ............................... 35,443,592 — — 35,443,592
Biotechnology ......................... 207,337,798 — — 207,337,798
Building Products ...................... 57,587,667 — — 57,587,667
Capital Markets ........................ 317,343,210 — — 317,343,210
Consumer Staples Distribution & Retail ...... 23,841,268 — — 23,841,268
Electrical Equipment .................... 155,969,265 — — 155,969,265
Entertainment ......................... 143,790,752 — — 143,790,752
Financial Services ...................... 19,752,790 — — 19,752,790
Ground Transportation .................. 34,331,005 — — 34,331,005
Health Care Equipment & Supplies ......... 133,897,322 — — 133,897,322
Health Care Providers & Services .......... 93,197,837 — — 93,197,837
Health Care Technology ................. 75,370,422 — — 75,370,422
Hotels, Restaurants & Leisure ............. 432,161,545 — — 432,161,545
Household Durables .................... 38,058,708 — — 38,058,708
Independent Power and Renewable Electricity
Producers .......................... 68,838,337 — — 68,838,337
Interactive Media & Services .............. 45,664,065 — — 45,664,065
IT Services ........................... 67,773,201 — — 67,773,201
Leisure Products ....................... — — 49,174,484 49,174,484
Life Sciences Tools & Services ............ 45,467,921 — — 45,467,921
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2025, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Machinery ............................ $ 53,326,682 $ — $ — $ 53,326,682
Media ............................... 67,658,083 — —
a
67,658,083
Oil, Gas & Consumable Fuels ............. 72,019,689 — — 72,019,689
Personal Care Products ................. 7,925,124 — — 7,925,124
Professional Services ................... 133,863,923 — — 133,863,923
Real Estate Management & Development .... 8,676,455 — — 8,676,455
Residential REITs ...................... 19,753,338 — — 19,753,338
Semiconductors & Semiconductor Equipment . 208,957,861 — —
a
208,957,861
Software ............................. 426,466,693 — 5,832,307 432,299,000
Specialty Retail ........................ 261,069,308 — — 261,069,308
Trading Companies & Distributors .......... 72,681,783 — — 72,681,783
Convertible Preferred Stocks ................ — — 84,245,460 84,245,460
Preferred Stocks ......................... — — 195,126 195,126
Warrants ............................... — — 1,932 1,932
Convertible Bonds ....................... — — 198,705 198,705
Senior Floating Rate Interests ............... — — 914,855 914,855
Short Term Investments ................... 70,834,292 — — 70,834,292
Total Investments in Securities ........... $3,675,676,171 $— $140,562,869 $3,816,239,040
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $10,465,257, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
c
Includes foreign securities valued at $16,346,510, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ 400,031 $ — $ — $ — $ — $ — $ — $ 35,424 $ 435,455 $ 35,424
Convertible Preferred
Stocks :
Household Products .. 1,275,136 — — — — — — 879,609 2,154,745 879,609
Preferred Stocks :
Real Estate
Management &
Development ..... 1,311,980 — — — — — — 905,026 2,217,006 905,026
Warrants :
Biotechnology ...... 289,723 1,020,138 (9)
c
— — — (13) 4,029,082 5,338,921 4,029,082
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Escrows and Litigation
Trusts : $ —
c
$ — $ (776,290) $ — $ — $ — $ 776,290 $ — $ —
c
$ —
Total Investments in
Securities ............ $3,276,870 $1,020,138 $(776,299) $— $— $— $776,277 $5,849,141 $10,146,127 $5,849,141
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— —
c
— — — (986,430) 986,430 — —
Machinery ......... 750,386 — — — — — — 120,882 871,268 120,882
Management Investment
Companies :
Capital Markets ..... 24,292,230 — (23,568,878) — — — 338,565 (1,061,917) — —
Warrants :
Machinery ......... 1,787 — — — — — — (1,787) —
c
(1,787)
Oil, Gas & Consumable
Fuels .......... —
c
— —
c
— — — — — — —
Software .......... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... —
c
— (20,345) — — — (1,446,931) 1,467,276 — —
Wireless
Telecommunication
Services ........ 30,370 — — — — 10,342 — (10,342) 30,370 (10,342)
Senior Floating Rate
Interests :
Containers & Packaging — 123,867 — — — 7,889 — (5,411) 126,345 (5,411)
Software .......... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 29,226,804 78,621 (21,414,318) — — — 116,402 (335,998) 7,671,511 (4,314,402)
Escrows and Litigation
Trusts ........... 8,787 — — — — — — 641 9,428 641
Total Investments in
Securities ............ $54,310,364 $202,488 $(45,003,541) $— $— $18,231 $(1,978,394) $1,159,774 $8,708,922 $(4,210,419)
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . 26,428,545 4,807,041 — — — — — 5,719,375 36,954,961 5,719,375
Commercial Services &
Supplies ........ 6,471,119 —
c
— — — — — (502,157) 5,968,962
c
(502,157)
IT Services ........ 19,175,724 — — — — — — 5,389,623 24,565,347 5,389,623
Leisure Products .... 55,397,163 — — — — — — 8,412,621 63,809,784 8,412,621
Software .......... 21,592,488
c
3,727,240 — — — — — (387,267) 24,932,461
c
(387,267)
Convertible Preferred
Stocks :
Aerospace & Defense . — 7,367,980 — — — — — 2,854,338 10,222,318 2,854,338
Automobile Components 12,588,882 — — — — — — 58,117 12,646,999 58,117
Software .......... 37,296,393 — — — — — — 23,543,468 60,839,861 23,543,468
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Preferred Stocks :
Commercial Services &
Supplies ........ $ 7,445,041 $ — $ (549,993) $ — $ — $ — $ (10,392,598) $ 3,497,550 $ — $ —
Software .......... 5,669,986 6,999,887 — — — — — 294,907 12,964,780 294,907
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $192,065,341 $22,902,148 $(549,993) $— $— $— $(10,392,598) $48,880,575 $252,905,473 $45,383,025
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial Services &
Supplies ........ — —
c
— — — — — — —
c
—
Software .......... 412,783 — — — — — — 54,827 467,610 54,827
Convertible Preferred
Stocks :
Automobile Components 14,585,176 — — — — — — 67,333 14,652,509 67,333
Diversified Consumer
Services ........ 11,929,905 — — — — — — 902,216 12,832,121 902,216
Software .......... 36,310,373 — — — — — — 5,576,087 41,886,460 5,576,086
Specialty Retail ..... 5,047,362 — — — — — — (1,103,329) 3,944,033 (1,103,329)
Preferred Stocks :
Automobile Components 7,317,732
c
— — — — — — 1,136,894 8,454,626
c
1,136,894
Commercial Services &
Supplies ........ 7,429,670 — (548,857) — — — (10,371,141) 3,490,328 — —
Software .......... 1,456,951 — — — — — — 62,556 1,519,507 62,556
Rights :
Biotechnology ...... 802,045 — (820,999) — — — 660,905 (641,951) —
c
(802,046)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $85,291,997 $— $(1,369,856) $— $— $— $(9,710,236) $9,544,961 $83,756,866 $5,894,537
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 42,691,367 — — — — — — 6,483,117 49,174,484 6,483,117
Media ........... —
c
— — — — — — — —
c
—
Semiconductors &
Semiconductor
Equipment ....... —
c
— — — — — — — —
c
—
Software .......... 6,311,036 — — — — — — (478,729) 5,832,307 (478,729)
Convertible Preferred
Stocks :
Aerospace & Defense . 16,944,894 — — — — — — 6,564,872 23,509,766 6,564,872
Diversified Consumer
Services ........ 7,130,256 — — — — — — 539,235 7,669,491 539,235
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred
Stocks: (continued)
Semiconductors &
Semiconductor
Equipment ....... $ 135,046 $ — $ — $ — $ — $ — $ — $ (134,924) $ 122 $ (134,924)
Software .......... 35,005,434 — — — — — — 18,060,64 7 53,066,081 18,060,64 7
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 180,297 — — — — — — 14,829 195,126 14,829
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 6,183 — — — — — — (4,251) 1,932 (4,251)
Convertible Bonds :
Semiconductors &
Semiconductor
Equipment ....... 198,705 — — — — — — — 198,705 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 824,303 52,056 — — — 14,007 — 24,489 914,855 24,489
Total Investments in
Securities ............ $109,427,521 $52,056 $— $— $— $14,007 $— $31,069,285 $140,562,869 $31,069,285
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2025, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $63,809,784 Market comparables Discount for lack of marketability
10.4% Decrease
EV / revenue multiple 3.1x Increase
Revenue $9.2 bil Increase
Trade Price $60.9 Increase
All Other Investments. . . . 189,095,689
b,c,d
Total. . . . . . . . . . . . . . . . . . $252,905,473
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Automobile Components. . . . . $14,652,509 Market comparables Discount for lack of marketability
8.5% Decrease
Estimated Revenue $314.5 mil Increase
EV / revenue multiple 24.8x Increase
Trade Price $14.8 Increase
Volatility 39.0% Increase
Diversified Consumer Services. . . . .  $12,832,121 Market comparables Discount for lack of marketability
9.5% Decrease
Estimated EBITDA $46.8 mil Increase
EV / EBITDA multiple 7.7x Increase
EV / revenue multiple 1.2x Increase
Estimated Revenue $124.7 mil Increase
Volatility 51.3% Increase
Software . . . . . . . . . . . . . .  $22,456,327 Market comparables Discount for lack of marketability
7.1% Decrease
Estimated Revenue $447.0 mil Increase
EV / revenue multiple 4.6x Increase
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
13. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Volatility 32.5% Increase
All Other Investments. . . . 33,815,909
b,c
Total. . . . . . . . . . . . . . . . . . $83,756,866
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$49,174,484 Market comparables Discount for lack of
marketability
10.4% Decrease
EV / revenue multiple 3.1x Increase
Revenue $9.2 bil Increase
Trade Price $60.9 Increase
All Other Investments. . . . . . . . . 91,388,385
b,c,d
Total. . . . . . . . . . . . . . . . . . . . . . $140,562,869
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
13. Operating Segments
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FSS-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 29, 2025